As filed with the Securities and Exchange Commission on April 28, 2020

1933 Act Registration No. 2-90201

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 57	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 170	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITY AND

FLEXIBLE PREMIUM ANNUITY CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

(IRA AND FPA CONTRACTS)

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer Individual Retirement Annuity Contracts (“IRA Contracts”), including Traditional IRA, Roth IRA, Inherited IRA (subject to state insurance department approval), Savings Incentive Match Plan for Employees (SIMPLE) IRA and Simplified Employee Pension (SEP) IRA Contracts; and Individual Flexible Premium Deferred Annuity Contracts (“FPA Contracts”).

A Contractholder or you means a person to whom we have issued an IRA Contract or a person or entity to which we have issued an FPA Contract. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.

Your Contributions—You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA Contracts, the amount of your Contributions and those of your employer are limited by federal tax laws.

Investment Alternatives for Your Account Value—You may allocate your Account Value to the subaccounts of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The subaccounts of the Separate Account (“Subaccounts”) invest in funds or portfolios of mutual funds (“Underlying Funds”), which currently are:

•

Mutual of America Investment Corporation (IRA Only): Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement and 2065 Retirement Fund (together these thirteen Funds may be referred to as the “Retirement Funds”), Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (together these three Funds may be referred to as the “Allocation Funds”);

•

Mutual of America Variable Insurance Portfolios (FPA Only): Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, International, Money Market, Mid-Term Bond, Bond, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Fund (together these twelve Portfolios may be referred to as the “Retirement Portfolios”), Conservative Allocation, Moderate Allocation and Aggressive Allocation Portfolios (together these three Portfolios may be referred to as the “Allocation Portfolios”);

•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios;

•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio, Real Estate Index Portfolio and Total Bond Market Index Portfolio;

•	Goldman Sachs: VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund;

•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;

•	American Funds Insurance Series: New World Fund;

•	Calvert VP: SRI Balanced Portfolio;

•	Delaware: VIP® Small Cap Value Series;

•	DWS: Capital Growth VIP;

•	MFS VIT III: MFS® Mid Cap Value Portfolio;

•	Neuberger Berman: Advisers Management Trust Sustainable Equity Portfolio;
•	Invesco Oppenheimer Funds: Invesco Oppenheimer V.I. Main Street Fund®;

•	PIMCO Variable Insurance Trust: Real Return Portfolio;

•	T. Rowe Price: Blue Chip Growth Portfolio; and

•	Victory: RS Small Cap Growth Equity VIP Series

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Underlying Funds will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by signing up for the eDocuments program. (See “Definitions we use in this Prospectus” for a description of eDocuments and how to sign up).

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at the address at the top of this page, or by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Underlying Funds.

We do not guarantee the investment performance of any Subaccount. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Subaccount.

We pay a fixed rate of interest on your Account Value in our General Account, and we change the rate from time to time. This Prospectus describes the Subaccount Investment Alternatives, but there is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (SAI), dated the same date as this Prospectus, with additional information about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-574-9267. We have filed the SAI with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—You should read this Prospectus carefully before you purchase a Contract and keep it for future reference. The summary prospectuses for the Underlying Funds are available on our website www.mutualofamerica.com/prospectus or you can request them by writing to us at the address at the top of this page or by calling 1-800-574-9267. You should read them for complete information about the Underlying Funds. You will receive a copy of the Summary Prospectus for an Underlying Fund when you first invest in that Fund (or, if you have enrolled in eDocuments, you will receive an email with a link to the Summary Prospectus), and you will receive updates to the Summary Prospectuses for the Underlying Funds for the Subaccounts in which you are invested.

•	Capitalized terms unless otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2020

TABLE OF CONTENTS

This Prospectus does not offer the Contracts in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any person to give any information or to make any representations about the Contracts or this offering other than those in this Prospectus. If you receive unauthorized information or representations, you must not rely on them in making any purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Contractholder’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Contractholder, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Contractholder, the period under a Contract when Contributions are made or held for the Contractholder. The Accumulation Period ends at the Annuity Commencement Date, or the date the Contractholder withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Contractholder’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.

Allocation Funds—the Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Allocation Portfolios—the Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio, Moderation Allocation Portfolio and Aggressive Allocation Portfolio.

Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s), or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Contractholder, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. See “You May Obtain an Annuity with your Account Value—Annuity Commencement Date” for Annuity Commencement Date requirements applicable to IRA or FPA Contracts.

Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies)—The person(s) named by a Contractholder to receive: (1) the death benefit under the Contract if during the Accumulation Period the Contractholder dies (or if the Contractholder is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract(s)—One (or more) of the individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.

Contractholder—The individual to whom we have issued an IRA or FPA Contract, or the entity to which we have issued an FPA Contract to fund a deferred compensation plan.

Contributions— Amounts contributed from time to time under a Contract during the Accumulation Period.

eDocuments—A feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Contractholders enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.

General Account—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the “Interest Accumulation Account” because amounts you allocate to the General Account earn interest at a fixed rate which we change from time to time.

Inherited IRA—An IRA Contract that is funded with the death benefit proceeds of an IRA Contract or another qualified retirement plan by the beneficiary of such IRA or plan.

International Funds—the Mutual of America Investment Corporation International Fund, the Mutual of America Variable Insurance Portfolios International Portfolio, American Funds Insurance Series New World Fund, and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives.

Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.

Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement 2060 Retirement and 2065 Retirement Funds.

Retirement Portfolios—The Mutual of America Variable Insurance Portfolios Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios.

Roth IRA—An IRA Contract designated as a Roth IRA, in accordance with Code Section 408A.

Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SEP IRA—An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.

SIMPLE IRA—An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.

Spouse—Unless otherwise specified, the person to whom a Contractholder or Annuitant is legally married in a marriage recognized under federal law.

Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.

Traditional IRA—An IRA Contract other than a Roth IRA, Inherited IRA, SEP IRA or SIMPLE IRA Contract.

Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Waived Annual Contract Fee—The waiver of the annual contract fee for Contractholders who agree to use eDocuments.

We, us, our, Mutual of America—Refer to Mutual of America Life Insurance Company.

You, your—Refer to a Contractholder.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Contractholder, while you are a Contractholder, and upon transfer or surrender of your Account Value. State and municipal premium taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and currently are up to 3.5%.

I.

The first table describes fees and expenses you will pay when you become a Contractholder, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Contractholder Transaction Expenses
Sales Load Imposed on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Contractholder, not including Underlying Fund fees and expenses.

	Maximum	SEP IRA, SIMPLE IRA Standard		Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Annual Contract Fee	$24	$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%(3)	.20%		.20%
Administrative Charges	up to 2.00%(3)	.60%		.35%
Distribution Expense Charge	up to 2.00%(3)	.55%		.35%

Total Separate Account Annual Expenses	2.00%	1.35%	(2)	.90%	(2)

(1)

Annual Contract Fee.    The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Contractholder Charge.” Unless you use eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1/12 of 1.00% of your Account Value. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Contractholder Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You Will Pay—Monthly Contractholder Charge.”

(2)

Reductions in Separate Account Annual Expenses.    All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. For more information see “Charges You Will Pay” and “Charges under the Contracts.”

(3)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.

Underlying Fund Expenses.    The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Contractholder. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2019 before any expense reimbursement. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses for IRA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets)	1.38%	0.13%
Total Annual Underlying Fund Operating Expenses for FPA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets) (before expense reimbursement)	50.66%	0.13%
Net Total Annual Underlying Fund Operating Expenses for FPA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets) (after expense reimbursement)*	1.38%	0.13%

*

Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses for FPA (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and their investment adviser, which is expected to continue until at least April 30, 2030.

Example

The Example below is intended to help you compare the cost of being a Contractholder with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Contractholder transaction expenses, Contractholder Charges, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs.    This example also assumes the maximum fees and expenses of the Underlying Funds during 2019 (after expense reimbursement), with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
IRA Contract Maximum(1)	$351	$1,108	$1,942	$4,420
FPA Contract Maximum(2)	$348	$1,098	$1,925	$4,381

(1) Assumed Contract Fee of $4.96 per $10,000 of Separate Account value and an average account balance of $48,404.

(2) Assumed Contract Fee of $1.92 per $10,000 of Separate Account value and an average Account Value of $124,872.

Accumulation Unit Values for the Subaccounts

For information about the Accumulation Unit values of each of the Subaccounts over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contracts We Offer

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. Refer to “Purchasing a Contract and Making Contributions—Purchase of a Contract; Participation.” The two types of contracts are:

1.	Individual Retirement Annuity Contracts (IRA Contracts).

The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described below. Individuals may purchase IRA Contracts for retirement savings. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual’s Spouse (if a wage earner) may make Contributions on behalf of the non-wage earning Spouse, provided their federal income tax filing status is married, filing jointly. Individuals who have adjusted gross income for federal income tax purposes below certain levels are eligible to purchase Roth IRAs. Individuals, other than a surviving Spouse, may purchase an Inherited IRA, if the Inherited IRA contract has been approved in your state, using death benefit proceeds payable under an IRA or another qualified retirement plan of an individual who died prior to 2020. An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA, or a Roth IRA.

An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual’s employer has established one of those plans.

For federal income tax purposes:

•

You may be able to deduct Contributions under a Traditional IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Under an IRA contract (other than a Roth IRA), you do not pay federal income tax on the earnings from Contributions until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Value.

•

You may not deduct Contributions under a Roth IRA for federal income tax purposes. Under a Roth IRA, you may withdraw earnings tax-free if you began contributions to a Roth IRA at least five years earlier and you are 59 1/2 years old or older, or in certain other circumstances.

•

You may not make Contributions to an Inherited IRA, except death benefit proceeds under an IRA or an eligible employer retirement plan of an individual who died prior to 2020. Under an Inherited IRA, you must receive a distribution of the entire Account Value in accordance with the Code, generally either by the end of the fifth calendar year following the year of the decedent’s death or as a series of annual required minimum distributions based upon your life expectancy.

•	You may be able to deduct Contributions under a SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA Contributions.

•	You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.

Refer to “Federal Tax Information” for more details.

2.	Flexible Premium Annuity Contracts (FPA Contracts).

Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.

For federal income tax purposes:

•

If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with “after-tax” dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for federal income tax purposes. If you are an individual, you do not pay federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Value, in most circumstances. Refer to “Federal Tax Information.”

•

There is no deferral of federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals.

Refer to “Federal Tax Information” for more details.

Contributions during the Accumulation Period

You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer. We may refuse to accept initial or subsequent Contributions when we deem it appropriate to do so, including because of anti-money laundering laws or regulations or other legal requirements. We must receive each Contribution at our home office, along with a Complete Order containing all information to identify the person for whom and the Contract under which the Contribution is made, before we can credit the Contribution to your Account Value (See “Definitions We Use in this Prospectus” for a description of Complete Order). If an employer sends us Contributions, we will apply the Contributions when we receive the amounts at our home office or receive them by electronic funds transfer, or wire transfer of federal funds into our designated bank account along with a Complete Order containing all required identifying information. Refer to “Purchasing a Contract and Making Contributions—Payment of Contributions” and “Federal Tax Information” for more details.

Minimum Required.    We may establish minimum Contributions that you may make under the Contracts.

Who May Make Contributions.    The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.

IRA Contracts

•	Under a Roth IRA, a Traditional IRA Contract, or a SEP IRA, you may make Contributions directly to us, or you may also make Contributions through a payroll deduction agreement with your employer.

•

Under an Inherited IRA contract, you may not make Contributions. You may only purchase an Inherited IRA by a rollover of a death benefit that is payable to you from an IRA (other than a Roth IRA) and/or another qualified retirement plan, but only with respect to one decedent under each Contract. The decedent must have died prior to 2020.

•	Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.

•

For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code. Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.

FPA Contracts

•	Under an FPA Contract purchased by an employer in connection with deferred compensation of an employee, the employer makes the Contributions.

•	Under an FPA Contract issued to an individual, you may make Contributions through a payroll deduction agreement with your employer, and you may make Contributions directly to us.

Limits on Amounts of Contributions

IRA Contracts

The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is limited under the Code. Your Contributions may be fully or partially deductible, depending on the level of your federal adjusted gross income and the type of IRA Contract.

FPA Contracts

There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.

Investment Alternatives for Your Account Value

You may allocate Contributions among the Investment Alternatives. You may change your allocation instructions at any time for future Contributions.

The General Account.    We pay interest on the portion of your Account Value you allocate to our General Account, at an effective annual yield equal to or greater than the minimum rate if any, set forth in your Contract. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account Investment Alternative as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Subaccounts under the Contracts. Refer to “Our General Account” for a brief description of the General Account.

The Separate Account.    The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Subaccounts currently invest in seventy-five Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus. Certain Subaccounts are only available to IRA Contracts and certain other Subaccounts are only available to FPA Contracts.

Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. Refer to “Charges You Will Pay.” All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds. These reductions are discussed in more detail below and in “Charges You Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees and Maximum Fees:

The standard Separate Account charges, totaling 0.90%, subject to reduction as noted below for assets in the Fidelity VP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return

Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series include:

•	An administrative expense charge at an annual rate of 0.35%;

•	A charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You Will Pay.”

The maximum Separate Account charges that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

SEP IRA and SIMPLE IRA Standard Fees and Maximum Fees:

For SEP IRA and SIMPLE IRA, the standard Separate Account charges, totaling 1.35%, subject to reduction as noted below for assets in the Fidelity VP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, include:

•	An administrative expense charge at an annual rate of 0.60%;

•	A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You Will Pay.”

The maximum Separate Account charges that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Annual Contract Fees.    We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is currently $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

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Waiver of Contract Fee for eDocuments Participants.    We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

Refer to “Charges You Will Pay—Administrative Charges” for more details.

Expenses of the Underlying Funds.    A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Access to Your Account Value by Transfers or Withdrawals

Transfers

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives” for more details.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

Specified Payments Option:    You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name.

Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments” for more details.

We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances (including special rules for IRA Contracts). Refer to “Federal Tax Information” for more details.

The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing.    For all Contracts, you may request allocation changes for future Contributions, transfers of Account Value among Investment Alternatives, and withdrawals of Account Value in writing, and you must provide your transaction instructions on our forms.

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For IRA Contracts, rollover requests to transfer balances to another provider must be made in writing and in accordance with our procedures. For Roth IRA and Inherited IRA Contracts, withdrawal requests must be made in writing.

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For FPA Contracts where the Contractholder and the Annuitant are different, all transaction requests must be made in writing and in accordance with our procedures by the Contractholder. Withdrawals from an FPA Contract related to a Section 1035 exchange must be in writing and in accordance with our procedures.

Our Home Office, Processing Center and Regional Offices.    Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed (refer to “Where You Should Direct Requests”) and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by United States Postal Service (“U.S.P.S.”) regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

You may obtain the address for the Regional Office that provides other services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

By Telephone or Internet.    You may call us at 1-800-468-3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value to the International Funds. Transfers into any of the International Funds can be made only in writing and by U.S.P.S. regular mail to our Boca Raton Financial Transaction Processing Center.

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Note that rollover requests under IRA Contracts, withdrawal requests under Roth IRA Contracts, and transaction requests under certain employer-owned FPA Contracts, as described above must be made in writing and cannot be made by telephone or Internet.

Refer to “Where to Contact Us and Give Us Instructions” for more details.

Confirmation Statements.    We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes (except those done over the Internet) and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error. Refer to “Administrative Matters—Confirmation Statements to Contractholders.”

Note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”

Annuitants and Beneficiaries

•	Under an IRA Contract, you must be the Annuitant, and the Annuitant cannot be changed.

•	Under an Inherited IRA Contract, the owner must be the Annuitant.

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Under an FPA Contract issued to an individual, you may be the Annuitant or you may name another person as the Annuitant. Under an FPA Contract issued to an employer as a depository for deferred compensation obligations to an employee, the employee will be the Annuitant.

The Annuitant named in the application for a Contract may not be changed. You should refer to the terms of the Contract for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by giving us written notice on a form we provide.

Refer to “Administrative Matters—Designation of Beneficiary” for more details.

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

•	Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant’s death.

•	Under an FPA Contract with joint owners, we will pay the death benefit upon the first death of an owner or the Annuitant.

The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.

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Under an IRA Contract (other than an Inherited IRA) or under an FPA Contract, if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.

•	Under an Inherited IRA, the beneficiary may continue to receive minimum distributions in accordance with the distribution schedule applicable to the owner.

Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information—Estate Taxes; Tax Liability of Beneficiary for Death Benefit” for more details.

Annuity Commencement Date and Amount of Monthly Annuity Payment

•	For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be on the first day of a month after you have reached the age of 55. For IRA Contracts issued on or after

July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. For Roth IRAs, you may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. Inherited IRAs do not have an Annuity Commencement Date, and are subject to minimum distribution rules as determined under the Code and/or the election of the owner as permitted by the Code.

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In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.

•	For FPA Contracts issued prior to June 1, 2003, the Annuity Commencement Date must be on the first day of the month and must be after you have reached the age of 55.

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For FPA Contracts issued on or after June 1, 2003, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date and not later than April 1 of the calendar year following the later of the calendar year when the employee reaches age 70 1/2 or the calendar year the employee terminates employment with the employer.

Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the age of the Annuitant, and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the purchase rates we use to determine the monthly amount of the Annuity Payment, for the form of annuity you select, will be the better of the guaranteed rate in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date. You may choose to make withdrawals of your Account Value, instead of electing to receive Annuity Payments. Refer to “You May Obtain an Annuity with Your Account Value” for more details.

Forms of Annuity Available.    We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.

You may select the annuity form when you designate the Annuity Commencement Date.

Refer to “You May Obtain an Annuity with Your Account Value—Available Forms of Annuity” for more details.

Cancellation Right

You may surrender for cancellation an IRA Contract or FPA Contract within ten days after you have received it (or within a longer period if your state requires it). We will refund all Contributions allocated to the General Account, plus the value on the surrender date of your Account Value allocated to the Separate Account, unless your state requires that all Contributions to the Separate Account be refunded. In addition, you may withdraw all of your assets at any time and receive your Account Value at that time. For more information see “Purchasing a Contract and Making Contributions—Cancellation.”

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022-6839.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2019, we had total assets, on a consolidated basis, of approximately $23.7 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934 as amended, and as an investment adviser under the Investment Advisers Act of 1940 as amended.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See, “Underlying Funds in which Our Separate Account Invests,” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Contractholders’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Funds may decline in value. With the exception of Mutual of America Investment Corporation, the Underlying Funds sell their shares only to the separate accounts of insurance companies and may sell to qualified retirement plans; they do not offer shares for sale to the general public. Mutual of America Variable Insurance Portfolios sells its shares only to Mutual of America Life Insurance Company Separate Accounts and to American Separate Accounts No. 2 and No. 3.

Selection of Underlying Funds.    The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and participants in retirement plans funded by Contracts issued by the Company.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Contributions and/or Transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria. We have included the Mutual of America Investment Corporation Funds and Mutual of America Variable Insurance Portfolios at least in part because they are managed by Mutual of America Capital Management LLC, our indirect wholly-owned subsidiary. We benefit from assets invested in Mutual of America Investment Corporation’s and Mutual of America Variable Insurance Portfolio’s Underlying Funds because our subsidiary receives compensation from those Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, we may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.

You are responsible for choosing the Subaccounts, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations.

In making your Subaccount selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the Underlying Funds including each Underlying Fund’s prospectus, SAI and annual and semi-annual reports. After you select Subaccounts, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your Account Value resulting from the performance of the Subaccounts you have chosen.

We do not recommend or endorse any particular Subaccount or Underlying Fund, and we do not provide investment advice.

You will find more detailed information about the Underlying Funds in their current summary prospectuses. You should read each prospectus carefully for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies before investing.

Shared and Mixed Fund Arrangements.    Shares of the Underlying Funds currently are available to the Separate Accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or participants in retirement plans that use our group annuity contract as the funding vehicle, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Mutual of America Investment Corporation (IRA Only)

Portfolio Name	Objective
Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).

All America Fund	The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Small Cap Value Fund	The Fund seeks capital appreciation.

Small Cap Growth Fund	The Fund seeks capital appreciation

Small Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Mid Cap Value Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

Mid-Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Composite Fund	The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

International Fund	The Fund seeks capital appreciation.

Money Market Fund	The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Mid-Term Bond Fund	The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Bond Fund	The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Retirement Income Fund	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

2010 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2015 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2020 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2025 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2030 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Portfolio Name	Objective
2035 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2040 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2045 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2050 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2055 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2060 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2065 Retirement Fund**	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Conservative Allocation Fund	The Fund seeks current income and, to a lesser extent, capital appreciation.

Moderate Allocation Fund	The Fund seeks capital appreciation and current income.

Aggressive Allocation Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

Mutual of America Variable Insurance Portfolios (FPA Only)

Portfolio Name	Objective
Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).

All America Portfolio	The Portfolio seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Small Cap Value Portfolio	The Portfolio seeks capital appreciation.

Small Cap Growth Portfolio	The Portfolio seeks capital appreciation

Small Cap Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Mid Cap Value Portfolio	The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Mid-Cap Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

International Portfolio	The Portfolio seeks capital appreciation.

Money Market Portfolio	The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Portfolio Name	Objective
Mid-Term Bond Portfolio	The primary investment objective of the Portfolio is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Bond Portfolio	The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.

Retirement Income Portfolio	The Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

2010 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2015 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2020 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2025 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2030 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2035 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2040 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2045 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2050 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2055 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2060 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

Conservative Allocation Portfolio	The Portfolio seeks current income and, to a lesser extent, capital appreciation.

Moderate Allocation Portfolio	The Portfolio seeks capital appreciation and current income.

Aggressive Allocation Portfolio	The Portfolio seeks capital appreciation and, to a lesser extent, current income.

*	“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P SmallCap 600” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies,

Inc. and have been licensed for use by Mutual of America Variable Insurance Portfolio’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Portfolio, All America Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio. It has no obligation or liability for the sale or operation of the Portfolios and makes no representations as to the advisability of investing in the Portfolios.
**	Available on or after July 1, 2020.

Other Underlying Funds

Portfolio Name	Objective
Fidelity VIP Equity-Income Portfolio	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Asset Manager Portfolio	The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio	The fund seeks long-term capital appreciation.

Fidelity VIP Mid Cap Portfolio	The fund seeks long-term growth of capital.

Vanguard Variable Insurance Fund Diversified Value Portfolio®	The Portfolio seeks to provide long-term capital appreciation and income.

Vanguard Variable Insurance Fund International Portfolio®	The Portfolio seeks to provide long-term capital appreciation.

Vanguard Variable Insurance Fund Real Estate Index Portfolio®	The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®	The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Goldman Sachs VIT US Equity Insights Fund	The Fund seeks long-term growth of capital.

Goldman Sachs VIT Small Cap Equity Insights Fund	The Fund seeks long-term growth of capital and dividend income.

American Century VP Capital Appreciation Fund	This fund seeks capital growth.

American Funds Insurance Series New World Fund	The fund’s investment objective is long-term capital appreciation.

Calvert VP SRI Balanced Portfolio	The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Delaware VIP® Small Cap Value Series	The fund seeks capital appreciation.

DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital.

MFS VIT III Mid Cap Value Portfolio	The fund’s investment objective it to seek capital appreciation.

Portfolio Name	Objective
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio	The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.

Invesco Oppenheimer V.I. Main Street Fund®	The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust Real Return Portfolio	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

T. Rowe Price Blue Chip Growth Portfolio	The fund seeks to provide long-term capital growth. Income is a secondary objective.

Victory RS Small Cap Growth Equity VIP Series	The fund seeks to provide long-term capital growth.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation:    Mutual of America Investment Corporation receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Mutual of America Variable Insurance Portfolios:    Mutual of America Variable Insurance Portfolios receives investment advice from the Adviser.

Fidelity VIP Funds:    The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios:    The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, Inc. The International Portfolio receives advisory services from Baillie Gifford Overseas Limited, and Schroder Investment Management North America Inc. The Real Estate Index Portfolio and the Total Bond Market Index Portfolio receive advisory services from The Vanguard Group, Inc.

Goldman Sachs VIT Funds:    The Goldman Sachs VIT Small Cap Equity Insights Fund and the Goldman Sachs VIT US Equity Insights Fund receive investment advice from Goldman Sachs Asset Management, L.P, an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC.

American Century VP Capital Appreciation Fund:    The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series:    The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio:    The Portfolio receives investment advice from Calvert Research and Management (“Calvert”).

Delaware VIP® Small Cap Value Series:    The Fund receives investment advice from Delaware Management Company, a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust).

DWS Capital Growth VIP:    The DWS Capital Growth VIP receives investment advice from DWS Investment Management Americas Inc.

MFS VIT III Mid Cap Value Portfolio:    MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio:    Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager.

Invesco Oppenheimer V.I. Main Street Fund®:    The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with OppenheimerFunds, Inc.

PIMCO Variable Insurance Trust:    Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price:    Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

Victory RS Small Cap Growth Equity VIP Series:    Victory Capital Management Inc. serves as the Fund’s investment adviser.

CHARGES YOU WILL PAY

Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 0.90% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts and, the standard Annual Separate Account Expense is 1.35% for SEP IRA and SIMPLE IRA Contracts.

Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

Separate Account charges may not exceed 2.00% in the aggregate under IRA and FPA Contracts. The Monthly Contractholder Charge may not exceed $2 per month under IRA and FPA Contracts.

Administrative Charges.

We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses:

For each Subaccount, the Administrative Charges are at an annual rate indicated for each contract type:

Type of Contract	Administrative Charges
Traditional IRA, Roth IRA, Inherited IRA or FPA	.35%
SEP IRA or SIMPLE IRA	.60%

The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Distribution Expense Charge.

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses:

For each Subaccount, the Distribution Expense Charge is at an annual rate indicated for each contract type:

Type of Contract	Distribution Expense Charge
Traditional IRA, Roth IRA, Inherited IRA or FPA	.35%
SEP IRA or SIMPLE IRA	.55%

The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Expense Risk Charge.

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.

For each Subaccount, the Expense Risk Charge is at an annual rate of 0.20% for all contracts offered by this prospectus.

The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.

Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts for all contracts. We currently receive the following reimbursements:

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;

•	the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•

the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Subaccount held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and

•	the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.

For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge apply:

Assets invested in:	Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees	SEP IRA and SIMPLE IRA Standard Fees
Fidelity Funds	0.80%	1.25%
MFS VIT III Mid Cap Value Portfolio	0.65%	1.10%
PIMCO VIT Real Return Portfolio	0.80%	1.25%
T. Rowe Price Blue Chip Growth Portfolio	0.65%[1]	1.10%[1]
Victory RS Small Cap Growth Equity VIP Series	0.85%	1.30%
All Other Funds	0.90%	1.35%

[1]

If Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses for investments in that Subaccount will be: Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees of 0.75%; and SEP IRA and SIMPLE IRA Standard Fees of 1.20%.

Expenses of the Underlying Funds

Contractholders and the Subaccounts do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Subaccounts own.

Refer to “Tables of Annual Expenses” in this Prospectus, which shows the range of expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are distributed with this Prospectus, contain a complete description of the Underlying Funds’ fees and expenses.

Monthly Contractholder Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Individual IRA or FPA Contractowner’s Account Value. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Contractholder Charge.” The Monthly Contractholder Charge is currently the lesser of:

•	$2.00 per month, or

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Under SEP IRA and SIMPLE IRA Contracts, your employer may elect to pay this charge on your behalf, in which case it will not be deducted each month from your Account Values.

Waiver of Monthly Contractholder Charge.

We currently waive the Monthly Contractholder Charge under an IRA Contract or FPA Contract for any month if:

•	Your Account Value at the end of the month is less than $300,

•	You agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•

in the case of a SEP IRA or SIMPLE IRA, your employer is remitting premiums, using the online retirement plan administration system provided by us or a subsidiary, and on the last day of the month the consolidated assets of the employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans. The waiver of the Monthly Contractholder Charge for Plans that have at least $15 million in consolidated assets will be eliminated effective July 1, 2020.

eDocuments.    We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the Monthly Contractholder Charge for each month, beginning with the month in which you submit the consent form. Waiver of the Monthly Contractholder Charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a Monthly Contractholder Charge. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the Monthly Contractholder Charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 1-800-468-3785 and we will provide a copy of the requested documents free of charge.

Deduction of Monthly Contractholder Charge.

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.

Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

PURCHASING A CONTRACT AND MAKING CONTRIBUTIONS

Customer Identification

We will require information from you necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws & regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

IRA Contracts.    We issue IRA Contracts (other than Inherited IRAs) to individuals, and each purchaser must complete the prescribed application. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts. We issue Inherited IRAs to individuals (other than a spousal beneficiary) and trusts, that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan.

To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer.

The Code provides certain tax benefits for IRAs, and the purchase of our IRA Contract will not result in additional tax benefits for the purchaser.

FPA Contracts.    We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contracts to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10.

A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.

Cancellation

You may surrender an IRA Contract or FPA Contract for cancellation within ten days after receipt or such different period as provided by state law. We will refund all Contributions you allocated to the General Account, plus the value on the date of surrender of your Account Value credited to the Separate Account. Some states, however, require that the amount of Contributions be refunded without deductions, or adjustments for changes in Separate Account market value, which we will do in those states upon cancellation. You should consult the Contract for applicable provisions.

Payment of Contributions

Contributions can be made by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. For Traditional IRA, Roth IRA and FPA Contracts, in order to accept a remittance by wire transfer or electronic funds transfer and to allocate such remittance properly, we will require certain information to be sent to us in advance of the transfer. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

IRA Contracts.    Generally, contributions must be at least $10. The method of making Contributions depends on the type of IRA Contract.

•	For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.

•

Under a Traditional IRA Contract or Roth IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, where your employer forwards to us on your behalf the amounts deducted from your salary.

•	For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE arrangement adopted by your employer.

•

For an Inherited IRA, contributions must be a direct rollover of a death benefit that is payable to you from an IRA and/or other eligible retirement plan, but only with respect to one decedent under each Inherited IRA contract. The decedent must have died prior to 2020.

The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $6,000 for year 2020 and later years (indexed for inflation in subsequent years) and 100% of your compensation for that year. Individuals who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 per year for 2020 and later years.

The Code limits the amount of Contributions to a Roth IRA (excluding rollovers) as follows:

•

A single individual with adjusted gross income of $124,000 in 2020 (indexed for inflation in later years) or less, and a married individual who files a joint tax return with adjusted gross income of $196,000 in 2020 (indexed for inflation in later years) or less, may contribute up to the applicable limit for a year to a Roth IRA. This amount is reduced by contributions to other IRAs during the tax year, other than salary reduction contributions to a SIMPLE and any rollover distributions.

•

The applicable Roth IRA contribution limit for 2020 declines according to a schedule until it becomes zero for a single individual with adjusted gross income between $124,000 and $139,000 and for a married individual filing a joint return with adjusted gross income between $196,000 and $206,000.

The Code limits Contractholder Contributions to a SIMPLE IRA, as follows:

•

You may contribute up to $13,500 for 2020 (indexed for inflation in later years) or 100% of compensation if less. In addition, Contractholders who are age 50 or older may make an additional contribution of $3,000 for 2020, indexed for inflation in later years.

•

If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is the applicable limit for a year for the salary reduction arrangements.

Code provisions also regulate an employer’s Contributions to a SIMPLE IRA:

•

An employer generally must match an employee’s contribution up to an amount equal to 3% of the employee’s compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period. The employer may not have to match additional contributions made by Contractholders age 50 or older.

•

Instead of matching a Contribution, the employer may make a “nonelective” Contribution to each Contractholder’s SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee earning at least $5,000, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $285,000 for 2020 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer’s matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.

Under a SEP, an employer can contribute to the employee’s SEP IRA an amount up to 25% of the employee’s compensation (with compensation limited to $285,000 for 2020, (to be adjusted for inflation in future years), but not more than $57,000 for 2020. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.

At any age you may make Contributions to a Roth IRA, as long as you are eligible based on federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70 1/2, with the following exceptions:

•	You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70 1/2.

•	An employer may make contributions for its employees under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70 1/2.

You may make Contributions to an IRA Contract (other than a SIMPLE IRA or an Inherited IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:

•

Generally, amounts that you roll over do not count against the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made to an IRA of the same type for the same tax year as the rollover.

•

Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), pension and profit-sharing plans, including 401(k) plans, under Code Section 401(a) and eligible deferred compensation plans of a governmental employer under Code Section 457(b). (Withdrawals from a Section 457(b) plan if you have not yet reached age 59 1/2 are not subject to a 10% tax penalty, but withdrawals from an IRA or other eligible plan after rollover from a Section 457(b) plan are subject to this penalty.) Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement. See “Federal Tax Information—Obtaining Tax Advice.”

•	You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.

Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA. A conversion from a SIMPLE IRA to a Roth IRA is permitted only if the SIMPLE IRA has been in effect for at least 2 years. You can roll over or “convert” a Traditional IRA to a Roth IRA Contract, subject to the following:

•

You may directly roll over eligible transfer distributions from an employer-sponsored plan to a Roth IRA or you may roll over eligible distributions you receive first to a Traditional IRA, a SEP IRA or a SIMPLE IRA and subsequently to a Roth IRA. Income tax treatment of distributions from employer-sponsored plans directly rolled over to Roth IRAs will be the same as if such distributions were first rolled over to a Traditional IRA, a SEP IRA, or a SIMPLE IRA and subsequently to a Roth IRA, as described below.

•

You must include in gross income amounts rolled over from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA (excluding “after-tax” Contributions), but no early withdrawal penalty applies to the taxable amount. The entire taxable portion of a converted Traditional IRA is includable in the year of conversion.

•

You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable. See “Federal Tax Information—Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions.”

•

Individuals considering converting or rolling over a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA should take into account various issues, including state and local tax consequences. See “Federal Tax Information—Obtaining Tax Advice.”

In certain circumstances, federal income tax law permits you to change or “recharacterize” the type of IRA contribution you made from a Roth IRA contribution to a Traditional IRA contribution or vice versa.

FPA Contracts.    You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.

If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, if the employer is a tax-exempt entity, other than a church or a state or local government, amounts deferred under the employer’s plan and held under the Contract are subject to a substantial risk of forfeiture as defined in Section 457(f) of the Code and to claims of the employer’s creditors. Certain deferred compensation plans or arrangements may also have to satisfy the requirements of Section 409A of the Code.

If a tax-exempt organization purchases an FPA Contract as a depository for employee deferred compensation obligations in connection with an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are annual limits on the amount of total deferrals under the plan that may be made for employees. Contributions (total deferrals), which may be comprised of deferred salary amounts, employer contributions and/or other deferred compensation, for any employee during a calendar year are limited to the lesser of $19,500 for 2020 (indexed for cost of living adjustments thereafter) or 100% of the employee’s includible compensation (as defined in the Code). Special “catch-up” provisions during the last three years before an employee’s normal retirement age under the plan may increase the annual limit to the lesser of double the otherwise applicable annual limit or the annual limit plus the aggregate amount unused by the employee under limits in prior years while eligible under the plan. Deferral limits for eligible deferred compensation plans are not reduced by contributions to other retirement plans or arrangements such as 403(b) plans, SEP-IRAs, SIMPLE IRAs or 401(k) plans. Amounts held under the Contract are subject to the claims of the employer’s creditors until the Account Value is distributed to an employee.

Allocation of Contributions

You may allocate Contributions among the Investment Alternatives.

We will allocate a Contribution when we receive it from you or your employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (See “Definitions we use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.

You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

YOUR ACCOUNT VALUE IN THE SUBACCOUNTS

Accumulation Units in Subaccounts

We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.

Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You Will Pay.”)

You may refer to “Appendix A: Unit Value Information for the Subaccounts” in this Prospectus to review changes in Accumulation Unit values for each Subaccount over a period of time.

Accumulation Unit Values for Transactions

When you allocate Contributions to a Subaccount or transfer any Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value for the Subaccount for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

You may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals, including by Specified Payments

Under an IRA or FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period.

A full withdrawal results in a surrender of your IRA or FPA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

Specified Payments Option.    If you have reached age 59 1/2, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.

You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.

When you are receiving Specified Payments under an IRA or FPA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

•	your death or the Annuitant’s death, when you have an FPA Contract and someone else is the Annuitant;

•	our receipt of your written request to change or end the Specified Payments;

•

your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or

•	your Annuity Commencement Date (except for Inherited IRAs).

If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. (See “Federal Tax Information—Minimum Distributions Under IRA Contracts.”) FPA Contracts owned by an employer do not permit the Specified Payments Option.

Income Tax Consequences of Withdrawals.    You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (See “Federal Tax Information”).

Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which you made your first Roth IRA contribution are not taxable if:

•	you have reached age 59 1/2, or

•	the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime (taking into account all withdrawals from all IRAs), or

•	you have died or become disabled.

A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own. See the discussion on Roth IRA Contracts under “Federal Tax Information.”

Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals.    There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless

•	you have reached age 59 1/2

•	you are disabled or have died

•	the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

•	in certain other circumstances. See “Federal Tax Information for Contractholders” for a listing of other circumstances when the penalty tax is not applicable.

The 10% penalty tax you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer’s SIMPLE.

You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA even though the withdrawal is tax-free to you. See “Federal Tax Information.”

How to Tell Us an Amount to Transfer or Withdraw

To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative; or

•	for Subaccounts, the number of Accumulation Units to be transferred or withdrawn; or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and, in the case of transfers into the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center. Refer to “Where to Contact us and Give us Instructions.”

Death Benefit Prior to Annuity Commencement Date

We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.

We will pay the death benefit after we have received at our Home Office:

•	due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form of payment of death benefit; and

•	claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

Form of Payment of Death Benefit.    The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout.

In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Federal Tax Information—Minimum Distributions under IRA Contracts.”

IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:

(a) Ten Year Rule.    In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below.

(b) Exception for Eligible Designated Beneficiaries.    An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.

(c) Beneficiary is your Spouse.    Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 72 (provided you didn’t turn age 70 1⁄2 before 2020). Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA.

(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.

FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:

(a) Five Year Rule.    In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) Life Annuity Rule.    If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning no later than the end of the calendar year following the year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.

(c) Beneficiary is your Spouse.    Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until yoru Spouse’s death.

In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences.

For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code.

Termination of Contracts

We may, in our sole discretion, return your Account Value and terminate an IRA or FPA Contract (other than an Inherited IRA Contract) prior to the Annuity Commencement Date. We may terminate an IRA Contract and may terminate an FPA Contract issued on our previously approved contract form (generally used prior to June 1, 2003), if:

•	you have not made Contributions for three consecutive years,

•

your Account Value is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide the minimum monthly Annuity Payment amount provided under your Contract under the form of annuity you selected, and

•	Under an FPA, you have reached the age of 59 1/2; under an IRA, you have reached the age of 55.

We may terminate an FPA Contract on our new contract form (generally issued on or after June 1, 2003), if:

•	you have not made Contributions for three consecutive years, and

•	your Account Value is less than $2,000.

Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Value to you in a single sum if we terminate your IRA or FPA Contract.

SEP and SIMPLE IRAs—Notice of Amendment and Option to Terminate.    In certain instances, we will provide to Contractholders who have SEP or SIMPLE IRAs and to employers who have SEP or SIMPLE Plans a written notice concerning an amendment of the Contracts. A Contractholder who does not want the amendment to apply may notify us that he or she wishes to reject the amendment, including amendments necessary to comply with changes to the Code or rules or regulations adopted by the Internal Revenue Service. In that event, the Contractholder may notify us that he or she wishes to terminate the Contract.

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or

•	The SEC by order permits postponement for the protection of Contractholders; or

•

An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Subaccount that is invested in the Mutual of America Investment Corporation Money Market Fund or Mutual of America Variable Insurance Portfolios Money Market Portfolio (together, the “Money Market Funds”), in the event that the Money Market Funds temporarily suspend redemption of shares because the Money Market Funds’ liquidity has fallen below required minimums because of market conditions or other factors.

In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT VALUE

Amount of Annuity Payments

For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.

Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.

You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select (refer to “Available Forms of Annuity”). Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then-current annuity purchase rate.

The annuity benefits generally are set forth in the Contract we issue. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us. If Annuity Payments are made in connection with an FPA Contract purchased by an employer to fund deferred compensation obligations under a plan adopted pursuant to Section 457(b) of the Code, all payments are payable to the employer, but the employer may specify where we should send the Annuity Payments. In such case, the employer may change the instruction at any time with respect to payments that have not yet been made.

Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.

IRA Contracts.    For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be the first of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. For Roth IRAs, you may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. The Annuity Commencement Date is not applicable to Inherited IRA contracts.

In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.

FPA Contracts.    For FPA Contracts issued prior to June 1, 2003, the Annuity Commencement Date must be on the first day of a month and must be after you have reached the age of 55.

For FPA Contracts issued on or after June 1, 2003, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date but not later than April 1 of the calendar year following the latter of the calendar year when the employee reaches age 70 1/2 or the calendar year the employee terminates employment with the employer.

Available Forms of Annuity

Under an IRA (except for Inherited IRA) or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.

You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.

Life Annuity with Ten Years Period Certain.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.

Joint and 66 2/3% Survivor Life Annuity with Ten Year Period Certain.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2/3% of that monthly Annuity Payment to the joint annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.

Full Cash Refund Annuity.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.

In addition to the forms of annuity listed above, under an IRA Contract, you may also select the form of annuities listed below. As of the date of this prospectus, we also currently offer the forms of annuity listed below under our FPA Contract, but have the right to discontinue offering these forms at any time.

Joint and Survivor Life Annuity.    Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.

Non-Refund Life Annuity.    We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.

Other Forms.    We may permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2/3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time.

Death Benefit after the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date. See “Available Forms of Annuity” above.

Single Sum for Small Annuity Payments

If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to June 1, 2003), we may elect to pay the Account Value in a single payment to the Annuitant.

If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you.

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, see the Contracts themselves.

General Description

Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Contractholders allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. IRA Contracts and FPA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities, as described below. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined by us annually in accordance with the NAIC standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, www.mutualofamerica.com.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Contractholders, Contributions and other Contract information, and in certain other circumstances.

You may refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.

Transfers and Withdrawals

You may transfer any portion of your Account Value to or from the General Account and, to the extent permitted by the Code, may withdraw any portion of your Account Value from the General Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Subaccount Accumulation Units” and “Your Right to Make Withdrawals, including by Specified Payments” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers, Allocation Changes and Withdrawals by Telephone or Internet

You may generally make requests by telephone or Internet for transfers or withdrawals of Account Value (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Contributions. We do not accept Internet requests for withdrawals from any Contract or telephone requests for withdrawals from a Roth IRA Contract, or from any FPA Contract where the annuitant and owner are not the same person. We do not accept telephone or Internet requests for IRA rollovers.

On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the right of Contractholders to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Contractholder to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Subaccount Accumulation Units

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the Subaccounts that invest in the International Funds can only be effected by mail.    Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds. Accordingly, we have adopted a special administrative rule for transfers into any of the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the Subaccounts that invest in the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the Subaccounts that invest in the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the Subaccounts that invest in the International Funds that are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the Subaccounts that invest in the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the Subaccounts that invest in the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the Subaccounts that invest in International Funds and to extend the rule to other Subaccounts. We also reserve the right to adopt additional rules that would apply to Contractholders who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts. Note: The Mutual of America Investment Corporation Retirement Funds and the Allocation Funds may invest in shares of the other Mutual of America Investment Corporation Funds, including the International Fund, and the Mutual of America Variable Insurance Portfolios Retirement Portfolios and the Allocation Portfolios may invest in shares of the other Mutual of America Variable Insurance Portfolios, including the International Portfolio, and are exempt from the requirement to place orders of such shares by U.S.P.S. regular mail, as indicated above.

We work with the Underlying Funds to discourage Contractholders from engaging in excessive frequent transfers that could harm any Subaccount’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Contractholder transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders. In this regard, we can review individual purchase and redemption requests by Contractholders. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Contractholders engaging in market timing. We will take the following actions in the following order:

•

contact the Contractholder and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•

if the activity does not cease, suspend the Contractholder’s internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some Contractholders may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other Contractholders in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or over the Internet, as described above.

Where You Should Direct Requests

You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling our toll-free number, 1-800-468-3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to any of the International Funds on our forms by U.S.P.S. regular mail to our Financial Transaction Processing Center. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request:

•	from any IRA Contract or FPA Contract (except as noted below) by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:

Mutual of America Life Insurance Company

Withdrawal Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

•

You may also request a withdrawal from a traditional IRA, Inherited IRA, SEP IRA, SIMPLE IRA or FPA by calling our toll-free number, 1-877-567-9662. Rollover requests, requests for withdrawals without tax withholding, and requests regarding FPA contracts with joint owners or where the owner and the annuitant are different must be in writing.

•

from an FPA contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, and for Section 1035 exchanges, by writing to your Regional Office.

If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete or unclear forms will be returned without action.

ADMINISTRATIVE MATTERS

Confirmation Statements to Contractholders

We will send you a confirmation statement each time you change your allocation instructions (except when you change them via our website), we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives, or you make a withdrawal. The confirmation for a new Contribution or a change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.

Designation of Beneficiary

You may designate a Beneficiary, subject to any limits under the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

If you are the owner of an FPA contract and you have designated someone else as the Annuitant, if no Beneficiary designated by you is living at the time of your death or the Annuitant’s death during the Accumulation Period (or the Annuitant’s or joint Annuitant’s death during the Annuity Period), we will pay the surviving family member(s) of the Annuitant, not you, in the order set forth above, or, if we do not find family members in these classes, the executors or administrators of the Annuitant’s estate. For FPAs issued on or after June 1, 2003, if no Beneficiary designated by you is living at the time of your death during the Accumulation Period, we will pay the Annuitant, if the Annuitant survives you.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contracts.    There are restrictions on assignments of the Contract or Contractholders’ interests under the Contracts.

•

The owner of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. Your assignment of your FPA Contract may be a taxable event.

•	Owners of IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification or Amendment of Contracts.    Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement. See “Our Payment of Account Value to You or a Beneficiary—Discontinuance or Termination of Contracts or Participation.”

Evidence of Survival.    When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

Misstatement of Information.    If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.

Information and Determination.    Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Contractholders under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and any state or local tax law limitations or other considerations.

This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.

Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Contractholders. Special rules may apply to determine amounts that are subject to income taxation of payments made from FPA Contracts that were issued to the same individual in the same calendar year or if payments are made from FPA Contracts received in a tax free exchange within 180 days of the date of such exchange. Other provisions of the Code will apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.

Special Treatment for Withdrawals under Roth IRAs.    The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Contractholders receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under “Roth IRA Contracts—Qualified Distributions” and “Roth IRA Contracts—Nonqualified Distributions; When Penalty Tax is Not Due.”

General Rules for Withdrawals under Contracts other than Roth IRAs.    The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.

When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract. See “Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income.”

The following are general concepts, and you should refer to the discussions below for your type of Contract.

•	If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

•	If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

•	The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

•	Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.

Distributions under an FPA Contract

Annuity Payments.    If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. After you have received back all of your investment in the contract, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Contractholder whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method. You can exchange an existing annuity contract for a new or multiple contracts tax-free provided certain Internal Revenue Service requirements are met. However, a Contractholder should consult a tax advisor before exchanging any FPA Contract.

If an FPA Contract is not individually owned, including a Contract purchased by an employer to fund obligations under a 457 plan, earnings on Contributions are taxable each year to the Contractholder and the exclusion ratio method is not used to determine taxation of Annuity Payments and withdrawals. Special tax rules apply to distributions by employers to their employees of deferred amounts under 457 plans.

Aggregation of Contracts.    All FPA Contracts issued to the same Contractholder during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Contractholder. Accordingly, a Contractholder should consult a tax adviser before purchasing more than one FPA or other annuity Contract.

Withdrawals.    If you make cash withdrawals (that are not annuity payments), you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982 (see “Obtaining Tax Advice”).

Single Sum Payments.    If you receive a single sum payment of the total Account Value under the FPA Contract, you must include in gross income, for the tax year in which you receive the single sum, the difference between the amount of the single sum payment and the amount of your investment in the contract.

Distributions under IRA Contracts (other than Roth IRAs)

An IRA Contractholder (other than a Roth IRA) who makes any “after-tax” Contributions will have an investment in the contract.

Annuity Payments.    If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.

Withdrawals.    If you receive amounts (that are not Annuity Payments) under an IRA Contract (other than a Roth IRA) and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.

Single Sum Payments.    If you receive a single sum payment of the Account Value under an IRA Contract (other than a Roth IRA), you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.

Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income

You may deduct from gross income part or all of your Contributions to a Traditional or SEP IRA Contract up to a maximum of $6,000 for 2020 (indexed for inflation in subsequent years) or 100% of annual compensation, whichever is less. For a spousal IRA, special rules apply to determine the maximum deduction. Individuals who are age 50 or older may make an additional contribution of $1,000 per year for 2020 and later years. The deductible amount depends on whether or not you participate (and if you are married*, whether or not your Spouse participates) in a pension, profit-sharing or 401(k) plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE IRA or an eligible deferred compensation plan described in section 457(b) of the Code (a pension arrangement) and, if so, on your federal adjusted gross income (AGI).

*	For purposes of this section, “married” means being in a marriage as recognized under federal law.

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If you are not married and do not participate in a pension arrangement, or if you are married and neither you nor your Spouse participates in a pension arrangement, you may deduct the maximum deductible amount.

•

When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your Spouse participates in a pension arrangement, and (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.

If you are unmarried, your maximum deductible amount for 2020 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $65,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2020 reaches $75,000. If you are a married taxpayer filing a joint return, your maximum deductible amount for 2020 is reduced by a fraction, the denominator of which is $20,000 and the numerator of which is the amount of your AGI over $104,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2020 reaches $124,000. If you are a married taxpayer filing separately from your spouse, your maximum deductible amount for 2020 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $0, such that you may not deduct your Contributions if your AGI for 2020 reaches $10,000. Regardless of your filing status, the amount of reduction in your maximum deductible amount is rounded down to the next lowest multiple of $10. In any case where your maximum deductible amount is greater than zero, you may take a minimum deduction of $200.

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If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to the applicable limit for a year (minus any amount the Spouse contributes to an IRA for the same tax year) for a Spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your Spouse file a joint federal income tax return and your combined AGI is not more than $196,000. The deduction is reduced by multiplying the maximum deduction by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $196,000, except that the minimum deduction is $200 before it is reduced to $0 at $206,000 AGI and reductions are rounded down to the nearest multiple of $10.

Non-Deductible Contributions.    If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $6,000 for 2020, and indexed for inflation in later years or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. Contractholders who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 for the year 2020 and later years. You also may make non-deductible Contributions up to the applicable limit for a year to a spousal IRA for your Spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your Spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.

If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.

These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans. (See “Purchasing a Contract and Making Contributions—Payment of Contributions.”)

SIMPLE IRAs—Exclusion of Contributions from Gross Income; Rollover Limitation

You may exclude Contributions to a SIMPLE IRA from gross income for federal income tax purposes in an amount up to $13,500 for 2020 (indexed for inflation in later years). Contractholders who are age 50 or older by the end of the calendar year may exclude an additional $3,000 in 2020 (indexed for inflation in subsequent years). If your includible compensation is less than the applicable limit for a year, you are limited to 100% of your compensation.

During the first two years of participation in a SIMPLE IRA, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (including a Roth IRA) and to any qualified plan that accepts rollovers.

Penalty Taxes for Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2 (except for Inherited IRAs, for which there is no withdrawal penalty). This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer’s SIMPLE IRA, the early withdrawal penalty tax increases to 25% from 10%. Other federal income tax penalties may apply to amounts or withdrawals under IRA Contracts. See “Obtaining Tax Advice.”

FPA Contracts—When No Penalty Tax is Due

In general, the taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary; or

3.	The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see “Obtaining Tax Advice”).

IRA Contracts—When No Penalty Tax is Due

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;

3.

The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);

4.

Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for your Spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements;

5.	Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses;

6.	Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime);

7.

Under an Inherited IRA Contract, the withdrawal is part of the required distributions that must occur within five years following the end of the calendar year in which the decedent’s death occurred or as part of a series of required minimum distributions based upon the life expectancy of the Annuitant;

8.	Under an IRA Contract, the withdrawal is a qualified birth or adoption distribution; or

9.

Under an IRA Contract, you are a qualified individual within the meaning of the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”) and your withdrawal is within the limits under the CARES Act.

Roth IRA Contracts—Qualified Distributions.    You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.

A qualified distribution is a distribution made:

1.	After the end of the five-year period beginning with the year in which you first contributed to a Roth IRA; and

2.	In one of the following circumstances:

a)	You are age 59 1/2 or older;

b)	You have died or become disabled; or

c)	For qualified first-time home buyer expenses (up to $10,000 per lifetime).

Roth IRA Contracts—Non-Qualified Distributions; When Penalty Tax is Not Due.    Any withdrawal by you that is not a “qualified distribution” is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)

There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies. See “IRA Contracts—When No Penalty Tax is Due” above.

Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions.    Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:

•	the amount withdrawn was rolled over or converted from a Traditional IRA Contract, and

•	the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.

Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:

•	your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and

•	withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.

Minimum Distributions under IRA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA Contracts beginning at a certain time (called the “Required Beginning Date”). Distributions under Roth IRAs are not required until the death of the Contractholder. Generally, you may take the required amount from the IRA Contract we have issued, or from other non-Roth IRA contracts that you have.

Under the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”), no distributions of Account Value are required in 2020. Beginning in 2021, Distributions under IRA Contracts (other than Roth IRAs and Inherited IRAs) must begin by April 1 of the year following the year in which you reach age 72, even if you do not retire.

Distributions under Inherited IRA Contracts must begin by the end of the year following the year of death of the decedent for whom you were the beneficiary if you have elected or are required to receive distributions based on your life expectancy. If the decedent had not reached his Required Beginning Date at the time of his death, you may elect not to take distributions based on your life expectancy, but then you must withdraw the entire account value no later than the end of year that includes the fifth anniversary of the death of the decedent, except that under the CARES Act, you are not required to take a distribution in 2020 and you can disregard 2020 in counting the five years.

We will provide explanatory information to Contractholders before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew.

Federal tax law provisions concerning distributions upon the death of a Contractholder may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. See “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period.”

Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death. See “Obtaining Tax Advice.”

A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.

Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Contractholders and Beneficiaries should carefully review information they receive from us.

We are required to withhold federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid written election not to have federal income tax withheld and except that withholding is not required for Roth IRAs in certain circumstances. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

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For Annuity Payments, we will withhold federal tax in accordance with the Annuitant’s withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

•	For most withdrawals, we will withhold federal tax at a flat 10% rate of the amount withdrawn.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Contractholders. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Contractholders. We will determine the number of Accumulation Units attributable to each Contractholder for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of Contractholders may control the outcome of the vote.

Each Contractholder who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SUBACCOUNTS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Funds in advertisements, sales literature or reports to Contractholders. These yield figures show historical performance of the Funds assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Funds refers to the net investment income generated by the Funds over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Funds generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Funds is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Funds will vary based on its expenses and the performance of the Mutual of America Investment Corporation Money Market Fund and Mutual of America Variable

Insurance Portfolios Money Market Portfolio, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Funds. The Mutual of America Investment Corporation Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2017, and for certain pricing tiers in 2018 and 2019.

Total Return of Subaccounts

We advertise performance information for the Subaccounts. Performance information for the Subaccounts is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Subaccount’s inception. Different periods are used if either the Subaccount or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Subaccount at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Subaccount will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund’s expenses.

We may include in an advertisement total returns that predate the inception of the Subaccount, by assuming that the Subaccounts had been included in the Separate Account for the periods prior to their inception with the Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual Underlying Fund charges and expenses. This is a “non-standard” total return calculation. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addresses various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all Contractholders or only for certain classes of Contractholders. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of Contractholders. In making changes, we will comply with applicable state and federal law and will obtain the approval of Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new Subaccounts of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove Subaccounts;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•

transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•

operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts; and

•

operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of the Company to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of Statement of Additional Information

Distribution of the Contracts	Periodic Reports
Calculation of Accumulation Unit Values	Independent Registered Public Accounting Firm
Yield and Performance Information	Additional Information
Safekeeping of Separate Account Assets	Financial Statements
State Regulation

How To Obtain a Statement of Additional Information

You may receive a copy of the Statement of Additional Information at no charge by calling 1-800-574-9267 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The SEC has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s semi-annual and annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

(Please cut here)

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2020 for the Individual Retirement Annuity and Flexible Premium Annuity Contracts offered by Mutual of America. My name and address are as follows:

Name

Street Address

City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SUBACCOUNTS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2019. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2019 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2019, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information for the Mutual of America Variable Insurance Portfolios is not included because the Portfolios were not available until January 24, 2020 for investments by Separate Account FPA Contractholders. Information for the Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series is based on a partial year because the Funds were initially available on July 1, 2019 for investments by Separate Account Contractholders. The Mutual of America 2065 Retirement Fund will be available on or after July 1, 2020 for investments by IRA Separate Account Contractholders.

SEP IRA, SIMPLE IRA Standard Units (1.35% Separate Account Annual Expenses) (a)

	Mutual of America Investment Corporation Equity Index Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.660	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Unit value, end of year	$8.628	$6.660	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159

Thousands of accumulation units outstanding, end of year	7,446	7,852	8,490	31,834	53,148	57,445	55,789	59,193	61,506	66,679

	Mutual of America Investment Corporation All America Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$17.746	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Unit value, end of year	$22.473	$17.746	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497

Thousands of accumulation units outstanding, end of year	896	987	1,124	5,622	9,653	10,455	11,577	12,478	13,523	15,222

	Mutual of America Investment Corporation Small Cap Value Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.053	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Unit value, end of year	$2.412	$2.053	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379

Thousands of accumulation units outstanding, end of year	6,112	6,766	7,886	30,421	48,899	52,895	60,755	65,627	71,636	75,792

(a)

Separate Account Annual Expenses are 1.35%. Performance between August 1, 2010 and June 30, 2017 reflects Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

	Mutual of America Investment Corporation Small Cap Growth Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.152	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Unit value, end of year	$2.688	$2.152	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350

Thousands of accumulation units outstanding, end of year	7,654	8,346	9,932	34,526	58,519	59,683	73,999	70,509	79,438	81,486

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Standard)
	2019	2018(4)
Unit value, beginning of period	$8.286	$10.000

Unit value, end of period	$10.006	$8.286

Thousands of accumulation units outstanding, end of period	88	45

	Mutual of America Investment Corporation Mid Cap Value Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.892	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Unit value, end of year	$2.371	$1.892	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192

Thousands of accumulation units outstanding, end of year	2,355	2,445	2,882	9,510	15,486	18,280	15,364	14,987	15,772	15,980

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.184	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Unit value, end of year	$5.202	$4.184	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260

Thousands of accumulation units outstanding, end of year	6,966	7,605	8,925	33,482	58,446	63,510	69,280	66,532	70,910	69,874

	Mutual of America Investment Corporation Composite Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.006	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Unit value, end of year	$11.784	$10.006	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346

Thousands of accumulation units outstanding, end of year	1,066	1,165	1,347	6,487	10,951	11,632	12,383	13,626	14,678	16,413

	Mutual of America Investment Corporation International Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.889	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Unit value, end of year	$1.062	$0.889	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766

Units Outstanding (000’s), end of year	2,392	2,381	2,619	7,235	9,614	8,706	9,019	9,256	7,800	6,707

	Mutual of America Investment Corporation Money Market Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.334	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Unit value, end of year	$2.349	$2.334	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531

Thousands of accumulation units outstanding, end of year	2,400	2,338	2,589	7,992	9,755	11,341	12,778	15,265	17,362	20,295

	Mutual of America Investment Corporation Mid-Term Bond Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.387	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Unit value, end of year	$2.498	$2.387	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180

Thousands of accumulation units outstanding, end of year	3,130	3,163	4,048	13,855	23,061	24,803	27,517	33,149	35,372	38,104

(4)	For the period July 2, 2018 (commencement of operations) to December 31, 2018.

	Mutual of America Investment Corporation Bond Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.326	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Unit value, end of year	$6.719	$6.326	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349

Thousands of accumulation units outstanding, end of year	2,460	2,579	3,310	12,112	19,149	20,888	21,938	23,438	23,165	21,945

	Mutual of America Investment Corporation (Standard)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.466	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Unit value, end of year	$1.617	$1.466	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113

Units Outstanding (000’s), end of year	2,984	2,271	2,351	7,316	11,481	10,750	9,177	8,962	8,162	5,971

	Mutual of America Investment Corporation (Standard)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.474	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Unit value, end of year	$1.645	$1.474	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049

Units Outstanding (000’s), end of year	835	707	595	2,482	6,188	6,133	6,527	7,087	7,327	7,227

	Mutual of America Investment Corporation (Standard)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.478	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Unit value, end of year	$1.682	$1.478	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013

Units Outstanding (000’s), end of year	2,963	3,481	4,771	15,943	35,223	36,928	37,589	39,009	36,243	33,377

	Mutual of America Investment Corporation (Standard)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.499	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Unit value, end of year	$1.738	$1.499	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983

Units Outstanding (000’s), end of year	13,487	13,933	16,481	50,676	77,960	69,565	64,446	52,040	42,477	34,563

	Mutual of America Investment Corporation (Standard)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.562	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Unit value, end of year	$1.846	$1.562	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972

Units Outstanding (000’s), end of year	21,846	21,287	22,979	57,910	78,228	67,887	63,819	53,778	41,690	32,390

	Mutual of America Investment Corporation (Standard)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.613	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Unit value, end of year	$1.941	$1.613	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972

Units Outstanding (000’s), end of year	21,362	19,799	19,302	46,573	57,899	50,653	47,430	41,160	33,092	24,247

	Mutual of America Investment Corporation (Standard)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.615	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Unit value, end of year	$1.969	$1.615	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954

Units Outstanding (000’s), end of year	19,663	17,199	16,696	41,698	47,810	41,438	38,511	33,044	25,363	20,271

	Mutual of America Investment Corporation (Standard)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.605	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Unit value, end of year	$1.967	$1.605	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952

Units Outstanding (000’s), end of year	17,122	15,396	15,386	34,955	38,613	35,020	35,092	30,913	24,331	18,624

	Mutual of America Investment Corporation (Standard)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.587	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Unit value, end of year	$1.949	$1.587	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946

Units Outstanding (000’s), end of year	19,470	18,216	17,913	42,672	46,205	42,514	41,653	37,864	28,787	21,213

	Mutual of America Investment Corporation (Standard)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.545	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.900	$1.545	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	13,829	11,511	10,677	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation (Standard)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.086	$1.208	$1.037	$1.000

Unit value, end of period/year	$1.333	$1.086	$1.208	$1.037

Units Outstanding (000’s), end of period/year	7,594	4,271	2,159	451

	Mutual of America Investment Corporation (Standard)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.885	$10.000

Unit value, end of period	$10.916	$8.885

Units Outstanding (000’s), end of period	236	34

	Mutual of America Investment Corporation Conservative Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.837	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Unit value, end of year	$2.066	$1.837	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363

Thousands of accumulation units outstanding, end of year	5,239	5,045	5,725	15,175	25,936	25,746	23,231	23,645	19,459	17,239

	Mutual of America Investment Corporation Moderate Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.328	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Unit value, end of year	$2.737	$2.328	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503

Thousands of accumulation units outstanding, end of year	10,504	10,429	12,064	34,284	54,387	55,236	57,199	56,603	51,632	51,013

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Aggressive Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.709	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Unit value, end of year	$3.281	$2.709	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611

Thousands of accumulation units outstanding, end of year	7,245	7,995	9,194	25,450	36,104	37,261	39,964	42,816	42,489	41,698

	Fidelity VIP Equity-Income Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$71.959	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Unit value, end of year	$90.567	$71.959	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663

Thousands of accumulation units outstanding, end of year	221	238	296	1,301	2,026	2,291	2,482	2,646	2,871	3,148

	Fidelity VIP Asset Manager Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$46.799	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Unit value, end of year	$54.651	$46.799	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227

Thousands of accumulation units outstanding, end of year	218	225	261	898	1,525	1,634	1,740	1,961	2,042	2,202

	Fidelity VIP Contrafund® Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$85.912	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Unit value, end of year	$111.638	$85.912	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431

Thousands of accumulation units outstanding, end of year	486	544	670	2,751	5,014	5,386	5,767	6,355	6,811	7,505

	Fidelity VIP Mid Cap Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$74.169	$87.882	$73.600	$66.301	$67.973	$64.662	$47.989	$42.252	$47.789	$37.438

Unit value, end of year	$90.423	$74.169	$87.882	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789

Thousands of accumulation units outstanding, end of year	149	162	205	683	1,217	1,328	1,504	1,585	1,763	2,121

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$26.423	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Unit value, end of year	$32.768	$26.423	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952

Thousands of accumulation units outstanding, end of year	456	473	533	1,776	3,415	3,838	3,578	3,570	3,279	3,101

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$30.757	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Unit value, end of year	$39.818	$30.757	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360

Thousands of accumulation units outstanding, end of year	659	709	833	2,890	4,878	5,122	5,664	4,237	4,409	4,520

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$15.855	$16.980	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$20.148	$15.855	$16.980	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	253	216	263	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Standard)
	2019	2018(4)
Unit value, beginning of period/year	$10.089	$10.000

Unit value, end of period/year	$10.817	$10.089

Thousands of accumulation units outstanding, end of period/year	123	32

	Goldman Sachs VIT US Equity Insights Fund (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.779

Thousands of accumulation units outstanding, end of period	2

	Goldman Sachs VIT US Equity Insights Fund (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.661

Thousands of accumulation units outstanding, end of period	5

	American Century VP Capital Appreciation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$45.120	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Unit value, end of year	$60.549	$45.120	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122

Thousands of accumulation units outstanding, end of year	447	469	543	2,235	4,209	4,094	4,833	5,350	5,501	5,890

	American Funds Insurance Series New World Fund® (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$24.882	$29.545	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$32.079	$24.882	$29.545	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	53	47	46	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.524	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Unit value, end of year	$6.780	$5.524	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547

Thousands of accumulation units outstanding, end of year	2,497	2,558	2,952	8,765	12,937	13,495	14,532	15,622	15,892	16,772

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Delaware VIP® Small Cap Value Series (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.855

Thousands of accumulation units outstanding, end of period	6

	DWS Capital Growth VIP (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$87.189	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Unit value, end of year	$117.964	$87.189	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537

Thousands of accumulation units outstanding, end of year	263	278	312	1,495	2,472	2,411	2,590	2,959	3,166	3,631

	MFS VIT III Mid Cap Value Portfolio (Standard)
	2019	2018(4)
Unit value, beginning of period	$8.776	$10.000

Unit value, end of period	$11.381	$8.776

Thousands of accumulation units outstanding, end of period	26	2

	Neuberger Berman AMT Sustainable Equity Portfolio (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.987

Thousands of accumulation units outstanding, end of period	14

	Invesco Oppenheimer V.I. Main Street Fund® (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$43.740	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Unit value, end of year	$56.997	$43.740	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796

Thousands of accumulation units outstanding, end of year	100	100	123	346	525	566	501	526	435	460

	PIMCO Variable Insurance Trust Real Return Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.033	$13.483	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.979	$13.033	$13.483	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	78	81	111	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.335	$30.093	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$38.971	$30.335	$30.093	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	537	526	483	746	2,120	649	191

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Victory RS Small Cap Growth Equity VIP Series (Standard)
2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.456

Thousands of accumulation units outstanding, end of period	5

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Units (0.90% Separate Account Annual Expenses) (b)

	Mutual of America Investment Corporation Equity Index Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.719	$7.105	$5.893	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Unit value, end of year	$8.745	$6.719	$7.105	$5.893	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159

Thousands of accumulation units outstanding, end of year	23,672	24,871	22,054	19,676	53,148	57,445	55,789	59,193	61,506	66,679

	Mutual of America Investment Corporation All America Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$17.905	$19.697	$16.645	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Unit value, end of year	$22.777	$17.905	$19.697	$16.645	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497

Thousands of accumulation units outstanding, end of year	2,768	3,014	2,957	2,915	9,653	10,455	11,577	12,478	13,523	15,222

	Mutual of America Investment Corporation Small Cap Value Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.071	$2.447	$2.280	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Unit value, end of year	$2.445	$2.071	$2.447	$2.280	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379

Thousands of accumulation units outstanding, end of year	12,264	14,280	15,011	14,961	48,899	52,895	60,755	65,627	71,636	75,792

	Mutual of America Investment Corporation Small Cap Growth Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.171	$2.505	$2.041	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Unit value, end of year	$2.724	$2.171	$2.505	$2.041	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350

Thousands of accumulation units outstanding, end of year	16,199	18,618	18,900	16,162	58,519	59,683	73,999	70,509	79,438	81,486

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Standard)
	2019	2018(4)
Unit value, beginning of period	$8.305	$10.000

Unit value, end of period	$10.074	$8.305

Thousands of accumulation units outstanding, end of period	309	226

(b)

Separate Account Annual Expenses are 0.90%. Performance between August 1, 2010 and September 30, 2016 reflects Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Mutual of America Investment Corporation Mid Cap Value Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.909	$2.242	$1.969	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Unit value, end of year	$2.403	$1.909	$2.242	$1.969	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192

Thousands of accumulation units outstanding, end of year	4,185	4,424	5,266	6,245	15,486	18,280	15,364	14,987	15,772	15,980

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.222	$4.801	$4.175	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Unit value, end of year	$5.272	$4.222	$4.801	$4.175	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260

Thousands of accumulation units outstanding, end of year	22,302	23,653	24,161	25,400	58,446	63,510	69,280	66,532	70,910	69,874

	Mutual of America Investment Corporation Composite Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.095	$10.525	$9.369	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Unit value, end of year	$11.943	$10.095	$10.525	$9.369	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346

Thousands of accumulation units outstanding, end of year	3,843	4,029	3,726	3,511	10,951	11,632	12,383	13,626	14,678	16,413

	Mutual of America Investment Corporation International Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.897	$1.045	$0.847	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Unit value, end of year	$1.076	$0.897	$1.045	$0.847	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766

Units Outstanding (000’s), end of year	2,192	2,324	2,592	2,110	9,614	8,706	9,019	9,256	7,800	6,707

	Mutual of America Investment Corporation Money Market Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.355	$2.336	$2.341	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Unit value, end of year	$2.381	$2.355	$2.336	$2.341	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531

Thousands of accumulation units outstanding, end of year	605	955	624	584	9,755	11,341	12,778	15,265	17,362	20,295

	Mutual of America Investment Corporation Mid-Term Bond Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.409	$2.417	$2.384	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Unit value, end of year	2.531	$2.409	$2.417	$2.384	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180

Thousands of accumulation units outstanding, end of year	5,855	6,216	7,040	7,483	23,061	24,803	27,517	33,149	35,372	38,104

	Mutual of America Investment Corporation Bond Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.383	$6.431	$6.263	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Unit value, end of year	$6.809	$6.383	$6.431	$6.263	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349

Thousands of accumulation units outstanding, end of year	5,380	5,515	6,056	6,014	19,149	20,888	21,938	23,438	23,165	21,945

	Mutual of America Investment Corporation (Standard)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.479	$1.510	$1.420	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Unit value, end of year	$1.639	$1.479	$1.510	$1.420	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113

Units Outstanding (000’s), end of year	8,983	6,928	6,992	5,384	11,481	10,750	9,177	8,962	8,162	5,971

	Mutual of America Investment Corporation (Standard)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.487	$1.530	$1.416	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Unit value, end of year	$1.668	$1.487	$1.530	$1.416	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049

Units Outstanding (000’s), end of year	2,416	2,711	2,588	2,834	6,188	6,133	6,527	7,087	7,327	7,227

	Mutual of America Investment Corporation (Standard)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.491	$1.551	$1.415	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Unit value, end of year	$1.705	$1.491	$1.551	$1.415	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013

Units Outstanding (000’s), end of year	17,139	18,408	18,174	17,444	35,223	36,928	37,589	39,009	36,243	33,377

	Mutual of America Investment Corporation (Standard)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.512	$1.590	$1.426	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Unit value, end of year	$1.761	$1.512	$1.590	$1.426	$1.328	$1.343	$1.266	$1.088	$0.9868	$0.983

Units Outstanding (000’s), end of year	42,523	45,053	40,834	32,047	77,960	69,565	64,446	52,040	42,477	34,563

	Mutual of America Investment Corporation (Standard)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.576	$1.678	$1.479	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Unit value, end of year	$1.871	$1.576	$1.678	$1.479	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972

Units Outstanding (000’s), end of year	45,759	43,510	38,970	30,076	78,228	67,887	63,819	53,778	41,690	32,390

	Mutual of America Investment Corporation (Standard)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.628	$1.756	$1.528	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Unit value, end of year	$1.967	$1.628	$1.756	$1.528	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972

Units Outstanding (000’s), end of year	27,297	27,698	22,923	15,660	57,899	50,653	47,430	41,160	33,092	24,247

	Mutual of America Investment Corporation (Standard)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.629	$1.775	$1.529	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Unit value, end of year	$1.996	$1.629	$1.775	$1.529	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954

Units Outstanding (000’s), end of year	16,596	17,406	14,875	10,804	47,810	41,438	38,511	33,044	25,363	20,271

	Mutual of America Investment Corporation (Standard)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.619	$1.775	$1.526	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Unit value, end of year	$1.994	$1.619	$1.775	$1.526	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952

Units Outstanding (000’s), end of year	12,635	12,442	9,695	7,487	38,613	35,020	35,092	30,913	24,331	18,624

	Mutual of America Investment Corporation (Standard)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.601	$1.761	$1.511	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Unit value, end of year	$1.976	$1.601	$1.761	$1.511	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946

Units Outstanding (000’s), end of year	10,306	10,067	8,305	6,677	46,205	42,514	41,653	37,864	28,787	21,213

	Mutual of America Investment Corporation (Standard)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.559	$1.724	$1.476	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.926	$1.559	$1.724	$1.476	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	5,400	5,631	4,779	3,473	15,046	9,097	4,702	493

	Mutual of America Investment Corporation (Standard)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.096	$1.213	$1.038	$1.000

Unit value, end of period/year	$1.351	$1.096	$1.213	$1.038

Units Outstanding (000’s), end of period/year	2,674	2,387	1,083	41

	Mutual of America Investment Corporation (Standard)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.905	$10.000

Unit value, end of period	$10.990	$8.905

Units Outstanding (000’s), end of period	108	17

	Mutual of America Investment Corporation Conservative Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.853	$1.909	$1.769	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Unit value, end of year	$2.094	$1.853	$1.909	$1.769	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363

Thousands of accumulation units outstanding, end of year	15,509	13,786	13,214	10,843	25,936	25,746	23,231	23,645	19,459	17,239

	Mutual of America Investment Corporation Moderate Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.349	$2.480	$2.201	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Unit value, end of year	$2.774	$2.349	$2.480	$2.201	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503

Thousands of accumulation units outstanding, end of year	20,024	22,043	21,263	19,415	54,387	55,236	57,199	56,603	51,632	51,013

	Mutual of America Investment Corporation Aggressive Allocation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.733	$2.970	$2.570	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Unit value, end of year	$3.325	$2.733	$2.970	$2.570	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611

Thousands of accumulation units outstanding, end of year	8,173	8,911	8,941	8,300	36,104	37,261	39,964	42,816	42,489	41,698

	Fidelity VIP Equity-Income Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$72.604	$79.807	$71.260	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Unit value, end of year	$91.791	$72.604	$79.807	$71.206	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663

Thousands of accumulation units outstanding, end of year	501	541	577	624	2,026	2,291	2,482	2,646	2,871	3,148

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity VIP Asset Manager Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$42.217	$50.290	$44.427	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Unit value, end of year	$55.389	$47.217	$50.290	$44.427	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227

Thousands of accumulation units outstanding, end of year	353	392	416	413	1,525	1,634	1,740	1,961	2,042	2,202

	Fidelity VIP Contrafund® Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$86.683	$93.333	$77.195	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Unit value, end of year	$113.148	$86.683	$93.333	$77.195	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431

Thousands of accumulation units outstanding, end of year	1,367	1,504	1,578	1,555	5,014	5,386	5,767	6,355	6,811	7,505

	Fidelity VIP Mid Cap Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$74.835	$88.272	$73.654	$66.301	$67.973	$64.662	$47.989	$42.252	$47.789	$37.438

Unit value, end of year	$91.646	$74.835	$88.272	$73.654	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789

Thousands of accumulation units outstanding, end of year	334	389	404	380	1,217	1,328	1,504	1,585	1,763	2,121

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$26.660	$29.602	$26.397	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Unit value, end of year	$33.211	$26.660	$29.602	$26.397	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952

Thousands of accumulation units outstanding, end of year	1,166	1,290	1,364	1,388	3,415	3,838	3,578	3,570	3,279	3,101

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$31.034	$35.837	$25.345	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Unit value, end of year	$40.357	$31.034	$35.837	$25.345	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360

Thousands of accumulation units outstanding, end of year	1,550	1,691	1,626	1,438	4,878	5,122	5,664	4,237	4,409	4,520

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$15.997	$17.056	$16.426	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$20.421	$15.997	$17.056	$16.426	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	466	412	478	664	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Standard)
	2019	2018(4)
Unit value, beginning of period/year	$10.112	$10.000

Unit value, end of period/year	$10.891	$10.112

Thousands of accumulation units outstanding, end of period/year	762	112

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Goldman Sachs VIT Small Cap Equity Insights Fund (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.803

Thousands of accumulation units outstanding, end of period	17

	Goldman Sachs VIT US Equity Insights Fund (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.686

Thousands of accumulation units outstanding, end of period	9

	American Century VP Capital Appreciation Fund (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$45.525	$48.318	$39.905	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Unit value, end of year	$61.368	$45.525	$48.318	$39.905	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122

Thousands of accumulation units outstanding, end of year	1,197	1,162	1,147	1,164	4,209	4,094	4,833	5,350	5,501	5,890

	American Funds Insurance Series New World Fund® (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$25.106	$29.677	$23.085	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$32.514	$25.106	$29.677	$23.085	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	91	79	83	61	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.573	$5.779	$5.206	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Unit value, end of year	$6.872	$5.573	$5.779	$5.206	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547

Thousands of accumulation units outstanding, end of year	3,152	3,155	3,008	2,895	12,937	13,495	14,532	15,622	15,892	16,772

	Delaware VIP® Small Cap Value Series (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.880

Thousands of accumulation units outstanding, end of period	12

	DWS Capital Growth VIP (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$87.972	$90.214	$72.077	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Unit value, end of year	$119.561	$87.972	$90.214	$72.077	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537

Thousands of accumulation units outstanding, end of year	715	742	637	526	2,472	2,411	2,590	2,959	3,166	3,631

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	MFS VIT III Mid Cap Value Portfolio (Standard)
	2019	2018(4)
Unit value, beginning of period/year	$8.796	$10.000

Unit value, end of period/year	$11,459	$8.796

Thousands of accumulation units outstanding, end of period/year	64	14

	Neuberger Berman AMT Sustainable Equity Portfolio (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.012

Thousands of accumulation units outstanding, end of period	26

	Invesco Oppenheimer V.I. Main Street Fund® (Standard)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$44.132	$48.347	$41.730	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Unit value, end of year	$57.768	$44.132	$48.347	$41.730	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796

Thousands of accumulation units outstanding, end of year	187	191	215	196	525	566	501	526	435	460

	PIMCO Variable Insurance Trust Real Return Funds (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.149	$13.543	$13.144	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$14.168	$13.149	$13.543	$13.144	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	405	366	420	424	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.608	$30.227	$22.368	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$39.498	$30.608	$30.227	$22.368	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	2,015	2,286	1,591	649	2,120	649	191

	Victory RS Small Cap Growth Equity VIP Series (Standard)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.480

Thousands of accumulation units outstanding, end of period	24

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

(6)	For the period December 1, 2019 (initial availability) to December 31, 2019.

The dates the Subaccounts commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds—January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio)—May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds—February 5, 1993; Fidelity VIP Equity-Income Portfolio and Fidelity VIP Contrafund® and Asset Manager Portfolios—May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund—May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Mutual of America Investment Corporation Small Cap Value, Small Cap Growth and Mid Cap Value Funds—July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds—November 5, 2007; Invesco Oppenheimer V.I. Main Street Fund®, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund—October 1, 2012; Vanguard Variable Insurance Fund Real Estate Index Portfolio, American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, and T. Rowe Price Blue Chip Growth Portfolio—August 5, 2013; Mutual of America Investment Corporation 2055 Retirement Fund—October 1, 2016; Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio – July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series—July 1, 2019; and Mutual of America 2065 Retirement Fund will become available on or after July 1, 2020 for investments by Separate Account Participants.

Mutual of America Variable Insurance Portfolios Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, International, Money Market, Mid-Terms Bond, Bond, Retirement Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Retirement Portfolios, Conservative, Moderate and Aggressive Allocation Portfolios—January 24, 2020.

APPENDIX B

GENERAL ACCOUNT OPERATIONS

This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Contractholders than Contributions supported by assets of our Separate Account.

When a Contractholder allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.

We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.

Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Contractholders. Contractholders should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:

•	Reasonable classifications of different types of policies.

•

Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.

•

The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.

•

The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.

•	Compliance with applicable statutory and regulatory requirements.

•	Competitiveness of rates in light of industry practices and trends current at the time.

We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.

All amounts accumulated in our General Account (including credited interest) for Contractholders are guaranteed by us. Amounts held for a Contractholder are payable in full upon the Contractholder’s request for transfer, payment, withdrawal or Contract surrender, subject to the deduction of any otherwise payable administrative charges. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Contractholders’ quarterly statements.

We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Contractholders in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders. We will provide written notices to Contractholders when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Contractholder’s quarterly statements reflect direct deductions from the Contractholder’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.

A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.

State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

FOR

GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2020, by calling 1-800-574-9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2020

DISTRIBUTION OF THE CONTRACTS

Mutual of America Life Insurance Company (“Mutual of America” or the “Company” or “we” or “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

Mutual of America is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection and distribution of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

Mutual of America serves as principal underwriter for the Separate Account and the Contracts. We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives. Representatives and certain staff from the top five regional offices, as well as other high performing representatives, will receive a trip to a sales conference.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Value to a Subaccount, the Participant’s interest in the Subaccount is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Subaccount will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Subaccount’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds or the Mutual of America Variable Insurance Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, Vanguard, Goldman, American Century, American Funds, Calvert, Delaware, DWS, MFS, Neuberger Berman, Invesco Oppenheimer, PIMCO, T. Rowe Price or Victory Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

Additional Unit Value Information for the Subaccounts

(Thrift, TDA/VEC and 457 Contracts)

The tables shown below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2019. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2019 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in this SAI. The Separate Account’s financial statements for the year ended December 31, 2019, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

The information for the three sets of Accumulation Unit values that reflect the highest and lowest levels of annual expenses for active Contracts (Standard Units and Tier 1 Reduced Fee Units, respectively) and the annual expenses for Inactive Contracts can be found in Appendix A of the Prospectus for the Contract. The information for all other Accumulation Unit values, including Tier 2, Tier 3, Tier 4 and Tier 5 Reduced Fee Units, are reflected in the tables below.

Tier 2 Reduced Fee (0.35% Separate Account Annual Expenses) Units (a)

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.261	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$9.501	$7.261	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	5,083	4,433	4,824	11,144	10,864	26,165	23,153	21,083	19,183	18,116

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$19.348	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$24.749	$19.348	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	311	322	388	1,552	1,692	3,856	3,887	3,757	3,657	3,693

(a)	Separate Account Annual Expenses are 0.35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.239	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.657	$2.239	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	2,847	3,234	3,753	9,438	9,641	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.346	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.960	$2.346	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	3,595	3,679	3,781	10,183	10,836	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.328	$10.000

Unit value, end of period	$10.158	$8.328

Thousands of accumulation units outstanding, end of period	107	16

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.063	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.611	$2.063	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	1,301	1,190	1,573	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$4.562	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.728	$4,562	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	4,387	4,059	4,396	10,650	10,451	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$10.909	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$12.977	$10.909	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	397	401	480	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$0.960	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.158	$0.960	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	2,185	2,094	1,729	3,069	2,771	6,410	5,878	4,369	2,833	1,800

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.545	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.587	$2.545	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	1,214	1,012	950	2,471	2,117	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.603	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.750	$2.603	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	2,070	2,038	2,280	5,332	5,036	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	6.898	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	7.399	$6.898	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	1,636	1,470	1,570	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.583	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.764	$1.583	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	3,251	2,692	3,941	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.592	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.795	$1.592	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	498	513	904	2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.596	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	1.835	$1.596	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	4,996	4,813	4,860	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.619	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.896	$1.619	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	16,119	13,587	15,098	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.687	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$2.014	$1.687	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	20,890	16,443	14,642	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.743	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$2.117	$1.743	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	19,415	15,890	13,763	22,992	18,503	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.744	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$2.149	$1.744	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	13,340	10,641	9,781	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.733	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$2.146	$1.733	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	11,854	9,533	8,229	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.714	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$2.127	$1.714	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	14,013	10,564	9,588	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.627	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$2.022	$1.627	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	10,124	6,117	4,815	6,602	3,766	6,508	2,556	71

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of year/period	$1.109	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.375	$1.109	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	4.514	2,438	635	58

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.930	$10.000

Unit value, end of period	$11,081	$8.930

Thousands of accumulation units outstanding, end of period	87	18

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.003	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.275	$2.003	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	2,888	2,578	2,247	5,636	5,129	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.538	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$3.014	$2.538	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	6,651	6,186	6,430	13,369	12,904	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.953	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.612	$2.953	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	4,039	4,346	4,521	8,348	8,639	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$78.455	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$99.736	$78.455	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	119	113	143	451	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.023	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$60.183	$51.023	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	137	153	192	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$93.673	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$122.945	$93.673	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	284	295	354	949	1,041	2,491	2,398	2,253	2,097	1,939

(4)	For the period July 2, 3018 (initial availability) to December 31, 2018.

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$80.870	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$99.583	$80.870	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	105	110	121	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$28.806	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$36.083	$28.806	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	281	245	243	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$33.532	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$43.846	$33.532	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	443	430	467	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$16.582	$17.582	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$21.284	$16.582	$17.582	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	169	129	145	349	231	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 2 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.140	$10.000

Unit value, end of period	$10.981	$10.140

Thousands of accumulation units outstanding, end of period	236	36

	Goldman Sachs VIT Small Cap Equity Insights Fund (Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.716

Thousands of accumulation units outstanding, end of period	0

	Goldman Sachs VIT US Equity Insights Fund (Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.981

Thousands of accumulation units outstanding, end of period	236

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$49.190	$51.921		$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$66.674	$49.190		$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	224	223		249	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$26.023	$30.593		$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$33.888	$26.023		$30.593	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	29	21		24	37	27	40	16

	Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.022	$6.210		$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$7.466	$6.022		$6.210	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	1,114	1,078		1,227	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	Delaware VIP® Small Cap Value Series (Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.911

Thousands of accumulation units outstanding, end of period	2

	DWS Capital Growth VIP (Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$95.056	$96.942		$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$129.900	$95.056		$96.942	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	137	124		153	450	505	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Tier 2 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.821	$10.000

Unit value, end of period	$11.554	$8.821

Thousands of accumulation units outstanding, end of period	4	0	(6)

	Neuberger Berman AMT Sustainable Equity Portfolio (Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.554

Thousands of accumulation units outstanding, end of period	4

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.
(6)	Fewer than 500 units.

	Invesco Oppenheimer V.I. Main Street Fund® (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$47.686	$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$62.763	$47.686	$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	60	61	54	161	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.629	$13.960	$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$14.766	$13.629	$13.960	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	88	78	77	96	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.727	$31.161	$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$41.169	$31.727	$31.161	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	323	263	204	292	329	246	62

	Victory RS Small Cap Growth Equity VIP Series (Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.509

Thousands of accumulation units outstanding, end of period	1

Tier 3 Reduced Fee (0.45% Separate Account Annual Expenses) Units (b)

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.238	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$9.462	$7.238	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	22,503	24,020	22,371	18,392	15,480	26,165	23,153	21,083	19,183	18,116

(b)	Separate Account Annual Expenses are 0.45%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.
(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$19.288	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	24.647	$19.288	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	2,060	2,324	2,484	1,958	1,999	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.232	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.646	$2.232	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	16,383	18,295	18,932	15,925	14,190	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.339	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.948	$2.339	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	19,622	22,248	23,020	17,967	16,709	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.324	$10.000

Unit value, end of period	$10.143	$8.324

Thousands of accumulation units outstanding, end of period	388	242

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.056	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.601	$2.056	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	5,478	5,860	6,026	4,970	4,286	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$4.548	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.704	$4.548	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	20,549	22,738	22,363	19,817	18,248	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$10.876	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$12,924	$10.876	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	2,960	3,149	2,934	2,389	2,465	4,431	4,372	4,075	3,751	3,856

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$0.957	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1,153	$0.957	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	7,029	7,734	7,725	5,846	4,814	6,410	5,878	4,369	2,833	1,800

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.537	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.577	$2.537	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	5,327	6,554	4,960	3,960	3,869	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.595	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.739	$2.595	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	11,347	12,285	11,802	10,091	9,654	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.877	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$7.370	$6.877	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	9,663	10,069	9,985	8,290	7,276	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.578	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.757	$1.578	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	10,859	10,747	9,837	6,154	6,858	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.587	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.788	$1.587	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	1,865	2,897	2,980	2,709	2,679	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.592	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.828	$1.592	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	12,296	14,175	15,432	14,049	15,433	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.614	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.888	$1.614	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	55,235	63,327	58,519	42,341	37,777	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.682	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$2.006	$1.682	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	85,001	83,410	70,597	47,216	40,002	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.7837	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$2.109	$1.737	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	71,816	69,769	57,496	40,504	31,802	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.739	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	2.140	$1.739	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	61,566	60,016	47,896	33,452	25,679	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	1.728	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	2.137	$1.728	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	52,768	50,684	41,312	29,769	25,000	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.709	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$2.118	$1.709	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	60,407	60,440	51,041	39,544	32,554	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.622	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$2.013	$1.622	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	43,732	40,949	30,495	19,250	10,796	6,508	2,556	71

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of year/period	$1.107	$1.220	$1.039	$1.000

Unit value, end of year/period	$1.371	$1.107	$1.220	$1.039

Thousands of accumulation units outstanding, end of year/period	19,184	11,949	4,496	244

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.926	$10.000

Unit value, end of period	$11.065	$8.926

Thousands of accumulation units outstanding, end of period	457	84

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.997	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.266	$1.997	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	12,877	13,506	14,828	10,429	8,827	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.531	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$3.002	$2.531	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	28,989	31,704	30,570	23,723	19,957	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.944	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.598	$2.944	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	19,884	21,142	20,860	16,261	14,431	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$78.213	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$99.329	$78.213	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	722	794	834	728	662	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$50.868	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$59.941	$50.868	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	686	744	769	698	611	984	941	842	721	632

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity VIP Contrafund® Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$93.382	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$122.441	$93.382	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	1,413	1,616	1,637	1,373	1,349	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$80.617	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$99.173	$80.617	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	463	536	533	434	420	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$28.717	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$35.935	$28.717	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	1,519	1,670	1,680	1,331	1,065	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$33.427	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$43.665	$33.427	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	2,354	2,530	2,494	1,955	1,808	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$16.530	$17.543	$16.818	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$21.196	$16.530	$17.543	$16.818	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	827	712	683	632	365	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 3 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.135	$10.000

Unit value, end of period	$10.965	$10.135

Thousands of accumulation units outstanding, end of period	870	179

	Goldman Sachs VIT Small Cap Equity Insights Fund (Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.710

Thousands of accumulation units outstanding, end of period	6

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Goldman Sachs VIT US Equity Insights Fund (Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.828

Thousands of accumulation units outstanding, end of period	17

	American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$49.036	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$66.399	$49.036	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	1,241	1,315	1,312	1,091	1,081	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$25.942	$30.526	$23.636	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$33.749	$25.942	$30.526	$23.636	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	122	121	111	59	33	40	16

	Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.004	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$7.436	$6.004	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	4,905	4,985	4,957	4,133	3,682	5,300	4,901	4,576	3,992	2,976

	Delaware VIP® Small Cap Value Series (Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.905

Thousands of accumulation units outstanding, end of period	20

	DWS Capital Growth VIP (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.759	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$129.336	$94.759	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	683	761	733	657	648	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Tier 3 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.816	$10.000

Unit value, end of period	$11.537	$8.816

Thousands of accumulation units outstanding, end of period	58	8

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Neuberger Berman AMT Sustainable Equity Portfolio (Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.038

Thousands of accumulation units outstanding, end of period	24

	Invesco Oppenheimer V.I. Main Street Fund® (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$47.538	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$62.507	$47.538	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	265	261	289	210	186	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.587	$13.928	$13.456	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$14.705	$13.587	$13.928	$13.456	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	584	521	453	330	233	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.628	$31.092	$22.902	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$40.999	$31.628	$31.092	$22.902	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	1,981	2,043	1,268	551	543	246	62

	Victory RS Small Cap Growth Equity VIP Series (Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.504

Thousands of accumulation units outstanding, end of period	14

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Tier 4 Reduced Fee (0.60% Separate Account Annual Expenses) Units (c)

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$7.166	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834

Unit value, end of year	$9.354	$7.166	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232

Units Outstanding (000’s), end of year	10,527	11,869	12,631	15,369	15,362	15,370	15,570	15,134	15,505	15,904

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$19.097	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295

Unit value, end of year	$24.367	$19.097	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717

Units Outstanding (000’s), end of year	1,038	1,209	1,278	1,868	2,071	2,249	2,472	2,659	2,995	3,018

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.209	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110

Unit value, end of year	$2.615	$2.209	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411

Units Outstanding (000’s), end of year	6,929	8,502	10,456	15,192	16,346	17,994	19,920	19,523	19,674	19,492

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.315	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042

Unit value, end of year	$2.913	$2.315	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381

Units Outstanding (000’s), end of year	9.156	10,636	12,011	16,304	18,644	20,022	22,393	20,579	21,903	20,384

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.317	$10.000

Unit value, end of period	$10,120	$8.317

Units Outstanding (000’s), end of period	137	86

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.036	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031

Unit value, end of year	$2.571	$2.036	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220

Units Outstanding (000’s), end of year	3,170	3,469	3,800	4,711	5,050	5,333	4,661	4,028	4,202	3,827

(c)	Separate Account Annual Expenses are 0.60%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.50%.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.502	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841

Unit value, end of year	$5.639	$4.502	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312

Units Outstanding (000’s), end of year	10,168	11,546	13,323	16,973	16,570	17,068	17,942	17,603	18,266	17,871

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.771	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880

Unit value, end of year	$12.780	$10.771	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492

Units Outstanding (000’s), end of year	1,257	1,539	1,652	2,192	2,216	2,404	2,485	2,715	2,995	2,944

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.948	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721

Unit value, end of year	$1.140	$0.948	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776

Units Outstanding (000’s), end of year	4,350	4,501	5,471	4,459	4,640	4,407	4,222	3,419	3,093	2,606

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.513	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607

Unit value, end of year	$2.548	$2.513	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589

Units Outstanding (000’s), end of year	2,551	2,434	2,168	2,976	3,204	4,149	4,629	4,873	4,996	4,946

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.571	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097

Unit value, end of year	$2.710	$2.571	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230

Units Outstanding (000’s), end of year	4,286	5,155	5,860	6,933	7,265	8,582	9,099	10,826	10,868	9,893

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.812	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129

Unit value, end of year	$7.289	$6.812	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473

Units Outstanding (000’s), end of year	4,009	4,763	5,729	6,820	6,722	7,466	7,707	7,343	6,616	5,757

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.563	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040

Unit value, end of year	$1.737	$1.563	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128

Units Outstanding (000’s), end of year	7,366	7,321	7,912	4,336	$3,881	3,922	3,406	2,916	1,937	1,196

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.572	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960

Unit value, end of year	$1.767	$1.572	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063

Units Outstanding (000’s), end of year	1,190	1,348	1,500	1,565	2,170	2,570	2,087	1,988	2,221	2,176

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.576	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920

Unit value, end of year	$1.807	$1.576	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027

Units Outstanding (000’s), end of year	7,253	8,779	10,350	12,718	13,332	13,797	12,429	11,983	10,378	7,783

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.598	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879

Unit value, end of year	$1.867	$1.598	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996

Units Outstanding (000’s), end of year	29,945	34,614	36,689	39,926	36,826	33,029	26,321	22,804	15,461	10,191

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.665	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858

Unit value, end of year	$1.982	$1.665	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986

Units Outstanding (000’s), end of year	43,917	44,237	43,563	46,677	38,021	33,956	27,083	16,731	13,167	7,522

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.720	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849

Unit value, end of year	$2.084	$1.720	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985

Units Outstanding (000’s), end of year	44,865	41,634	37,755	38,155	33,205	26,645	21,668	14,561	10,769	8,739

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.721	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827

Unit value, end of year	$2.115	$1.721	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967

Units Outstanding (000’s), end of year	34,034	34,740	33,115	32,296	29,082	24,934	17,745	12,486	8,810	5,448

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.710	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819

Unit value, end of year	$2.113	$1.710	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965

Units Outstanding (000’s), end of year	28,671	28,448	26,662	26,692	23,292	20,906	15,018	11,139	8,428	5,075

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.691	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813

Unit value, end of year	$2.094	$1.691	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959

Units Outstanding (000’s), end of year	32,326	32,116	31,560	32,421	29,561	26,893	21,633	15,539	12,332	7,515

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1,608	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$1.992	$1.608	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year	23,912	22,294	19,548	16,730	10,233	5,263	1,790	103

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.103	$1.218	$1.038	$1.000

Unit value, end of period/year	$1.364	$1.103	$1.218	$1.038

Units Outstanding (000’s), end of period/year	12,447	7,606	4,126	255

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.919	$10.000

Unit value, end of period	$11,040	$8.919

Units Outstanding (000’s), end of period	276	48

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.978	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282

Unit value, end of year	$2.241	$1.978	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394

Units Outstanding (000’s), end of year	8,750	9,165	8,404	9,594	9,906	9,729	9,530	7,760	6,340	4,492

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.506	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367

Unit value, end of year	$2.968	$2.506	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537

Units Outstanding (000’s), end of year	14,828	16,973	16,866	21,092	21,965	21,927	21,272	19,421	17,456	13,988

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.916	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416

Unit value, end of year	$3.557	$2.916	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648

Units Outstanding (000’s), end of year	8,820	10,447	11,498	14,021	15,927	16,519	16,495	14,372	14,088	12,952

	Fidelity
	VIP Equity Income Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$77.418	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290

Unit value, end of year	$98.171	$77.418	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602

Units Outstanding (000’s), end of year	339	396	467	629	673	755	818	778	785	805

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity
	VIP Asset Manager Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$50.354	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783

Unit value, end of year	$59.246	$50.354	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018

Units Outstanding (000’s), end of year	262	327	353	472	568	612	584	589	614	611

	Fidelity
	VIP Contrafund® Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$92.431	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830

Unit value, end of year	$121.012	$92.431	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481

Units Outstanding (000’s), end of year	648	775	930	1,262	1,460	1,601	1,694	1,737	1,776	1,774

	Fidelity
	VIP Mid Cap Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$79.794	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119

Unit value, end of year	$98.013	$79.794	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893

Units Outstanding (000’s), end of year	234	276	320	409	453	489	508	492	502	522

	Vanguard
	Variable Insurance Fund Diversified Value Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$28.435	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068

Unit value, end of year	$35.528	$28.435	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297

Units Outstanding (000’s), end of year	697	761	868	1,165	1,235	1,289	1,264	1,105	957	828

	Vanguard
	Variable Insurance Fund International Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$33.097	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875

Unit value, end of year	$43.169	$33.097	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876

Units Outstanding (000’s), end of year	961	1,148	1,250	1,655	1,840	1,980	2,086	1,470	1,456	1,405

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$16.413	$17.446	$16.751	$15.551	$15.304	$11.833	$12.330

Unit value, end of period/year	$21.015	$16.413	$17.446	$16.751	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	393	411	489	625	503	454	53

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 4 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.128	$10.000

Unit value, end of period	$10.940	$10.128

Units Outstanding (000’s), end of period	335	57

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Goldman Sachs VIT Small Cap Equity Insights Fund (Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.702

Units Outstanding (000’s), end of period	5

	Goldman Sachs VIT US Equity Insights Fund (Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.820

Units Outstanding (000’s), end of period	1

	American Century VP Capital Appreciation Fund (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$48.536	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414

Unit value, end of year	$65.624	$48.536	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723

Units Outstanding (000’s), end of year	566	671	770	1,042	1,236	1,283	1,364	1,364	1,389	1,315

	American Funds Insurance Series New World Fund® (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$25.761	$30.358	$23.542	$22.428	$23.250	$25.325	$23.490

Unit value, end of period/year	$33.462	$25.761	$30.358	$23.542	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	71	69	81	65	61	47	10

	Calvert VP SRI Balanced Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.946	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255

Unit value, end of year	$7.353	$5.946	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629

Units Outstanding (000’s), end of year	2,614	2,957	3,092	3,397	3,585	3,935	3,765	3,387	3,641	3,787

	Delaware VIP® Small Cap Value Series (Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.897

Units Outstanding (000’s), end of period	4

	DWS Capital Growth VIP (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$93.825	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728

Unit value, end of year	$127.899	$93.825	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472

Units Outstanding (000’s), end of year	341	378	406	534	635	658	719	754	805	746

	MFS VIT III Mid Cap Value Portfolio (Tier 4 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.810	$10.000

Unit value, end of period	$11.511	$8.810

Units Outstanding (000’s), end of period	37	4

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Neuberger Berman AMT Sustainable Equity Portfolio (Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.029

Units Outstanding (000’s), end of period	8

	Invesco Oppenheimer V.I. Main Street Fund® (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$47.071	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196

Unit value, end of year	$61.800	$47.071	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322

Units Outstanding (000’s), end of year	128	138	171	219	213	201	188	173	153	131

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.498	$13.858	$13.408	$12.829	$13.239	$12.908	$13.220

Unit value, end of period/year	$14.587	$13.498	$13.858	$13.408	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	247	210	245	262	247	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$31.403	$30.918	$22.809	$22.734	$20.566	$18.933	$16.420

Unit value, end of period/year	$40.646	$31.403	$30.918	$22.809	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	973	999	791	526	553	200	44

	Victory RS Small Cap Growth Equity VIP Series (Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.496

Units Outstanding (000’s), end of period	7

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Tier 5 Reduced Fee (0.95% Separate Account Annual Expenses) (d)

	Mutual of America Investment Corporation Equity Index Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.700	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Unit value, end of year	$8.715	$6.700	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159

Thousands of accumulation units outstanding, end of year	4,894	5,112	5,705	31,834	53,148	57,445	55,789	59,193	61,506	66,679

	Mutual of America Investment Corporation All America Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$17.853	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Unit value, end of year	$22.700	$17.853	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497

Thousands of accumulation units outstanding, end of year	340	453	642	5,622	9,653	10,455	11,577	12,478	13,523	15,222

	Mutual of America Investment Corporation Small Cap Value Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.065	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Unit value, end of year	$2.437	$2.065	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379

Thousands of accumulation units outstanding, end of year	3,172	3,634	4,249	30,421	48,899	52,895	60,755	65,627	71,636	75,792

	Mutual of America Investment Corporation Small Cap Growth Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.165	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Unit value, end of year	$2.715	$2.165	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350

Thousands of accumulation units outstanding, end of year	4,127	4,792	5,252	34,526	58,519	59,683	73,999	70,509	79,438	81,486

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.303	$10.000

Unit value, end of period	$10.066	$8.303

Thousands of accumulation units outstanding, end of period	60	33

	Mutual of America Investment Corporation Mid Cap Value Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.903	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Unit value, end of year	$2.395	$1.903	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192

Thousands of accumulation units outstanding, end of year	1,087	1,535	1,752	9,510	15,486	18,280	15,364	14,987	15,772	15,980

(d)

Separate Account Annual Expenses are 0.95%. Performance between August 1, 2010 and June 30, 2017 reflects Total Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.209	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Unit value, end of year	$5.254	$4.209	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260

Thousands of accumulation units outstanding, end of year	4,083	4,573	5,414	33,482	58,446	63,510	69,280	66,532	70,910	69,874

	Mutual of America Investment Corporation Composite Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.066	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Unit value, end of year	$11.903	$10.066	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346

Thousands of accumulation units outstanding, end of year	613	719	827	6,487	10,951	11,632	12,383	13,626	14,678	16,413

	Mutual of America Investment Corporation International Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.895	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Unit value, end of year	$1.072	$0.895	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766

Units Outstanding (000’s), end of year	1,615	2,028	1,707	7,235	9,614	8,706	9,019	9,256	7,800	6,707

	Mutual of America Investment Corporation Money Market Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.348	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Unit value, end of year	$2.373	$2.348	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531

Thousands of accumulation units outstanding, end of year	1,458	1,748	1,648	7,992	9,755	11,341	12,778	15,265	17,362	20,295

	Mutual of America Investment Corporation Mid-Term Bond Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.402	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Unit value, end of year	$2.523	$2.402	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180

Thousands of accumulation units outstanding, end of year	1,789	2,118	2,590	13,855	23,061	24,803	27,517	33,149	35,372	38,104

	Mutual of America Investment Corporation Bond Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.365	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Unit value, end of year	$6.786	$6.365	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349

Thousands of accumulation units outstanding, end of year	1,649	1,762	2,164	12,112	19,149	20,888	21,938	23,438	23,165	21,945

	Mutual of America Investment Corporation Retirement Income Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.474	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Unit value, end of year	$1.634	$1.474	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113

Units Outstanding (000’s), end of year	2,918	2,662	3,021	7,316	11,481	10,750	9,177	8,962	8,162	5,971

	Mutual of America Investment Corporation 2010 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.483	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Unit value, end of year	$1.662	$1.483	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049

Units Outstanding (000’s), end of year	1,122	800	877	2,482	6,188	6,133	6,527	7,087	7,327	7,227

	Mutual of America Investment Corporation 2015 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.487	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Unit value, end of year	$1.699	$1.487	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013

Units Outstanding (000’s), end of year	2,808	3,129	4,960	15,943	35,223	36,928	37,589	39,009	36,243	33,377

	Mutual of America Investment Corporation 2020 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.508	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Unit value, end of year	$1.755	$1.508	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983

Units Outstanding (000’s), end of year	14,103	15,907	17,229	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

	Mutual of America Investment Corporation 2025 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.571	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.864	$1.571	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	18,305	20,832	18,776	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

	Mutual of America Investment Corporation 2030 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.623	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.960	$1.623	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	17,373	17,692	17,406	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

	Mutual of America Investment Corporation 2035 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.625	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.989	$1.625	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	14,680	15,167	15,463	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

	Mutual of America Investment Corporation 2040 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.614	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.987	$1.614	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	13,579	12,772	11,921	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

	Mutual of America Investment Corporation 2045 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.596	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.969	$1.596	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	13,649	13,857	12,860	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

	Mutual of America Investment Corporation 2050 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.554	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.919	$1.554	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	10,806	10,142	8,649	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation 2055 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.092	$1.210	$1.037	$1.000

Unit value, end of period/year	$1.346	$1.092	$1.210	$1.037

Units Outstanding (000’s), end of period/year	4,962	3,554	1,339	451

	Mutual of America Investment Corporation 2060 Retirement Fund (Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.903	$10.000

Unit value, end of period	$10.982	$8.903

Units Outstanding (000’s), end of period	117	21

	Mutual of America Investment Corporation Conservative Allocation Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.848	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Unit value, end of year	$2.087	$1.848	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363

Thousands of accumulation units outstanding, end of year	2,825	3,409	4,252	15,175	25,936	25,746	23,231	23,645	19,459	17,239

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Moderate Allocation Fund(Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.342	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Unit value, end of year	$2.765	$2.342	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503

Thousands of accumulation units outstanding, end of year	77,343	8,530	9,778	34,284	54,387	55,236	57,199	56,603	51,632	51,013

	Mutual of America Investment Corporation Aggressive Allocation Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.725	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Unit value, end of year	$3.314	$2.725	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611

Thousands of accumulation units outstanding, end of year	4,863	5,339	5,778	25,450	36,104	37,261	39,964	42,816	42,489	41,698

	Fidelity VIP Equity-Income Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$72.393	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Unit value, end of year	$91.479	$72.393	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663

Thousands of accumulation units outstanding, end of year	127	151	195	1,301	2,026	2,291	2,482	2,646	2,871	3,148

	Fidelity VIP Asset Manager Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$47.082	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Unit value, end of year	$55.202	$47.082	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227

Thousands of accumulation units outstanding, end of year	114	134	177	898	1,525	1,634	1,740	1,961	2,042	2,202

	Fidelity VIP Contrafund® Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$86.432	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Unit value, end of year	$112.763	$86.432	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431

Thousands of accumulation units outstanding, end of year	267	314	382	2,751	5,014	5,386	5,767	6,355	6,811	7,505

	Fidelity VIP Mid Cap Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$74.618	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Unit value, end of year	$91.334	$74.618	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789

Thousands of accumulation units outstanding, end of year	88	118	139	683	1,217	1,328	1,504	1,585	1,763	2,121

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$29.583	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Unit value, end of year	$33.098	$29.583	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952

Thousands of accumulation units outstanding, end of year	241	283	378	1,776	3,415	3,838	3,578	3,570	3,279	3,101

	Vanguard Variable Insurance Fund International Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$30.943	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Unit value, end of year	$40.218	$30.943	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360

Thousands of accumulation units outstanding, end of year	431	510	576	2,890	4,878	5,122	5,664	4,237	4,409	4,520

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$15.951	$17.014	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$20.351	$15.951	$17.014	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	180	182	169	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.110	$10.000

Unit value, end of period	$10.883	$10.110

Thousands of accumulation units outstanding, end of period	133	68

	Goldman Sachs Small Cap Equity Insights Fund (Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.683

Thousands of accumulation units outstanding, end of period	9

	Goldman Sachs US Equity Insights Fund (Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.801

Thousands of accumulation units outstanding, end of period	0

	American Century VP Capital Appreciation Fund (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$45.393	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Unit value, end of year	$61.159	$45.393	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122

Thousands of accumulation units outstanding, end of year	225	253	333	2,235	4,209	4,094	4,833	5,350	5,501	5,890

	American Funds Insurance Series New World Fund® (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$25.032	$29.605	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$32.403	$25.032	$29.605	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	23	23	20	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.557	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Unit value, end of year	$6.848	$5.557	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547

Thousands of accumulation units outstanding, end of year	1,314	1,390	1,517	8,765	12,937	13,495	14,532	15,622	15,892	16,772

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Delaware VIP® Small Cap Value Series (Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.878

Thousands of accumulation units outstanding, end of period	2

	DWS Capital Growth VIP (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$87.716	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Unit value, end of year	$119.153	$87.716	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537

Thousands of accumulation units outstanding, end of year	126	151	166	1,495	2,472	2,411	2,590	2,959	3,166	3,631

	MFS VIT III Mid Cap Value Portfolio (Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.794	$10.000

Unit value, end of period	$11.450	$8.794

Thousands of accumulation units outstanding, end of period	4	1

	Neuberger Berman AMT Sustainable Equity Portfolio (Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.010

Thousands of accumulation units outstanding, end of period	36

	Invesco Oppenheimer V.I. Main Street Fund® (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$44.004	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Unit value, end of year	$57.572	$44.004	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796

Thousands of accumulation units outstanding, end of year	62	66	71	346	525	566	501	526	435	460

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.112	$13.510	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$14.120	$13.112	$13.510	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	94	104	85	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.518	$30.153	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$39.364	$30.518	$30.153	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	349	428	317	746	2,120	649	191

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Victory RS Small Cap Growth Equity VIP Series (Tier 5 Reduced Fee)
2019(5)
Unit value, beginning of period	$10.000
Unit value, end of period	$10.477

Thousands of accumulation units outstanding, end of period	2

Certain National Accounts - Tier 2 Reduced Fee (0.30% Separate Account Annual Expenses) Units (e)

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7,261	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$9.503	$7.261	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	49	4,433	4,824	11,144	10,864	26,165	23,153	21,083	19,183	18,116

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$19.348	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$24.755	$19.348	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	6	322	388	1,552	1,692	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.239	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.658	$2.239	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	44	3,234	3,753	9,438	9,641	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.346	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.961	$2.346	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	53	3,679	3,781	10,183	10,836	26,691	27,028	23,200	21,888	19,920

(e)

Certain National Accounts - Tier 2 Reduced Fee Separate Account Annual Expenses are 0.30%. Performance prior to July 1, 2019 reflects Separate Account Annual Expenses of .35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on July 1, 2019.

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.328	$10.000

Unit value, end of period	$10.160	$8.328

Thousands of accumulation units outstanding, end of period	2	16

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Mid Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.063	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.612	$2.063	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	23	1,190	1,573	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$4.562	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.730	$4,562	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	53	4,059	4,396	10,650	10,451	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$10.909	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$12.980	$10.909	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	2	401	480	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$0.960	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.158	$0.960	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	39	2,094	1,729	3,069	2,771	6,410	5,878	4,369	2,833	1,800

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.545	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.588	$2.545	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	23	1,012	950	2,471	2,117	6,948	6,854	6,022	5,468	4,745

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.603	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.751	$2.603	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	20	2,038	2,280	5,332	5,036	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.898	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$7.401	$6.898	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	9	1,470	1,570	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.583	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.765	$1.583	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	8	2,692	3,941	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.592	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.796	$1.592	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	1	513	904	2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.596	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.835	$1.596	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	2	4,813	4,860	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.619	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.896	$1.619	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	40	13,587	15,098	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.687	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$2.014	$1.687	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	49	16,443	14,642	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.743	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$2.118	$1.743	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	20	15,890	13,763	22,992	18,503	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.744	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$2.149	$1.744	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	129	10,641	9,781	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.733	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$2.147	$1.733	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	42	9,533	8,229	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.714	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$2.128	$1.714	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	84	10,564	9,588	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.627	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$2.022	$1.627	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	60	6,117	4,815	6,602	3,766	6,508	2,556	71

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of year/period	$1.109	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.375	$1.109	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	95	2,438	635	58

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.930	$10.000

Unit value, end of period	$11.084	$8.930

Thousands of accumulation units outstanding, end of period	1	18

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.003	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.276	$2.003	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	8	2,578	2,247	5,636	5,129	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.538	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$3.015	$2.538	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	32	6,186	6,430	13,369	12,904	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Certain National Accounts - Tier 2 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.953	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.613	$2.953	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	46	4,346	4,521	8,348	8,639	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$78.455	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$99.761	$78.455	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	2	113	143	451	443	1,181	1,144	1,027	953	892

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity VIP Asset Manager Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.023	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$60.199	$51.023	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	3	153	192	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$93.673	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$122.976	$93.673	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	4	295	354	949	1,041	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$80.870	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$99.608	$80.870	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	1	110	121	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$28.806	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$36.092	$28.806	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	3	245	243	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$33.532	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$43.857	$33.532	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	5	430	467	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$16.582	$17.582	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$21.290	$16.582	$17.582	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	2	129	145	349	231	570	56

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.140	$10.000

Unit value, end of period	$10.984	$10.140

Thousands of accumulation units outstanding, end of period	0	36

	Goldman Sachs VIT Small Cap Equity Insights Fund (Certain National Accounts - Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.719

Thousands of accumulation units outstanding, end of period	0

	Goldman Sachs VIT US Equity Insights Fund (Certain National Accounts - Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.836

Thousands of accumulation units outstanding, end of period	0

	American Century VP Capital Appreciation Fund (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$49.190	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$66.691	$49.190	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	2	223	249	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$26.023	$30.593	$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$33.897	$26.023	$30.593	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	0	21	24	37	27	40	16

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Calvert VP SRI Balanced Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.022	$6.210		$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$7.468	$6.022		$6.210	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	29	1,078		1,227	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	Delaware VIP® Small Cap Value Series (Certain National Accounts - Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.914

Thousands of accumulation units outstanding, end of period	0

	DWS Capital Growth VIP (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$95.056	$96.942		$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$129.933	$95.056		$96.942	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	1	124		153	450	505	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.821	$10.000

Unit value, end of period	$11.557	$8.821

Thousands of accumulation units outstanding, end of period	0	0	(6)

	Neuberger Berman AMT Sustainable Equity Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.046

Thousands of accumulation units outstanding, end of period	0

	Invesco Oppenheimer V.I. Main Street Fund® (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$47.686	$51.953		$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$62.779	$47.686		$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	1	61		54	161	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018		2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.629	$13.960		$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$14.769	$13.629		$13.960	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	0	78		77	96	77	242	33

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.
(6)	Fewer than 500 units.

	T. Rowe Price Blue Chip Growth Portfolio (Certain National Accounts - Tier 2 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.727	$31.161	$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$41.179	$31.727	$31.161	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	6	263	204	292	329	246	62

	Victory RS Small Cap Growth Equity VIP Series (Certain National Accounts - Tier 2 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.512

Thousands of accumulation units outstanding, end of period	0

Certain National Accounts - Tier 3 Reduced Fee (0.35% Separate Account Annual Expenses) Units (f)

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.238	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$9.501	$7.238	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	1,593	24,020	22,371	18,392	15,480	26,165	23,153	21,083	19,183	18,116

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$19.288	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$24.749	$19.288	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	127	2,324	2,484	1,958	1,999	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.232	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.657	$2.232	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	1,072	18,295	18,932	15,925	14,190	24,315	23,684	22,328	20,423	18,868

(f)

Certain National Accounts—Tier 3 Reduced Separate Account Annual Expenses are 0.35%. Performance prior to July 1, 2019 reflects Separate Account Annual Expenses of .45%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on July 1, 2019.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.339	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.960	$2.339	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	1,418	22,248	23,020	17,967	16,709	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.324	$10.000

Unit value, end of period	$10.158	$8.324

Thousands of accumulation units outstanding, end of period	24	242

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Mid Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.056	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.611	$2.056	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	304	5,860	6,026	4,970	4,286	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$4.548	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.728	$4.548	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	1,453	22,738	22,363	19,817	18,248	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$10.876	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$12.977	$10.876	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	203	3,149	2,934	2,389	2,465	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$0.957	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.158	$0.957	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	620	7,734	7,725	5,846	4,814	6,410	5,878	4,369	2,833	1,800

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.537	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.587	$2.537	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	391	6,554	4,960	3,960	3,869	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.595	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.750	$2.595	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	798	12,285	11,802	10,091	9,654	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.877	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$7.399	$6.877	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	813	10,069	9,985	8,290	7,276	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.578	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.764	$1.578	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	1,743	10,747	9,837	6,154	6,858	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.587	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.795	$1.587	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	470	2,897	2,980	2,709	2,679	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.592	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.835	$1.592	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	1,905	14,175	15,432	14,049	15,433	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2020 RetirementFund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.614	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.896	$1.614	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	9,330	63,327	58,519	42,341	37,777	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.682	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$2.014	$1.682	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	11,534	83,410	70,597	47,216	40,002	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.737	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$2.117	$1.737	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	9,183	69,769	57,496	40,504	31,802	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.739	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$2.149	$1.739	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	9,079	60,016	47,896	33,452	25,679	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.728	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$2.146	$1.728	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	7,004	50,684	41,312	29,769	25,000	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.709	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$2.127	$1.709	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	7,224	60,440	51,041	39,544	32,554	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.622	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$2.022	$1.622	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	5,167	40,949	30,495	19,250	10,796	6,508	2,556	71

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of year/period	$1.107	$1.220	$1.039	$1.000

Unit value, end of year/period	$1.375	$1.107	$1.220	$1.039

Thousands of accumulation units outstanding, end of year/period	2,668	11,949	4,496	244

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.926	$10.000

Unit value, end of period	$11.081	$8.926

Thousands of accumulation units outstanding, end of period	80	84

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.997	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.275	$1.997	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	1,664	13,506	14,828	10,429	8,827	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.531	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$3.014	$2.531	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	3,019	31,704	30,570	23,723	19,957	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Certain National Accounts - Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.944	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.612	$2.944	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	1,576	21,142	20,860	16,261	14,431	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$78.213	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$99.736	$78.213	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	44	794	834	728	662	1,181	1,144	1,027	953	892

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity VIP Asset Manager Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$50.868	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$60.183	$50.868	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	54	744	769	698	611	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$93.382	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$122.945	$93.382	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	95	1,616	1,637	1,373	1,349	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$80.617	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$99.583	$80.617	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	32	536	533	434	420	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$28.717	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$36.083	$28.717	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	96	1,670	1,680	1,331	1,065	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$33.427	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$43.846	$33.427	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	138	2,530	2,494	1,955	1,808	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$16.530	$17.543	$16.818	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$21.284	$16.530	$17.543	$16.818	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	33	712	683	632	365	570	56

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.135	$10.000

Unit value, end of period	$10.981	$10.135

Thousands of accumulation units outstanding, end of period	57	179

	Goldman Sachs VIT Small Cap Equity Insights Fund (Certain National Accounts - Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.716

Thousands of accumulation units outstanding, end of period	0

	Goldman Sachs VIT US Equity Insights Fund (Certain National Accounts - Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.834

Thousands of accumulation units outstanding, end of period	1

	American Century VP Capital Appreciation Fund (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$49.036	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$66.674	$49.036	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	86	1,315	1,312	1,091	1,081	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$25.942	$30.526	$23.636	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$33.888	$25.942	$30.526	$23.636	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	12	121	111	59	33	40	16

	Calvert VP SRI Balanced Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.004	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$7.466	$6.004	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	291	4,985	4,957	4,133	3,682	5,300	4,901	4,576	3,992	2,976

	Delaware VIP® Small Cap Value Series (Certain National Accounts - Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.911

Thousands of accumulation units outstanding, end of period	0

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	DWS Capital Growth VIP (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.759	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$129.900	$94.759	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	51	761	733	657	648	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.816	$10.000

Unit value, end of period	$11.554	$8.816

Thousands of accumulation units outstanding, end of period	2	8

	Neuberger Berman AMT Sustainable Equity Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.043

Thousands of accumulation units outstanding, end of period	1

	Invesco Oppenheimer V.I. Main Street Fund® (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$47.538	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$62.763	$47.538	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	13	261	289	210	186	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.587	$13.928	$13.456	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$14.766	$13.587	$13.928	$13.456	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	26	521	453	330	233	242	33

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	T. Rowe Price Blue Chip Growth Portfolio (Certain National Accounts - Tier 3 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.628	$31.092	$22.902	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$41.169	$31.628	$31.092	$22.902	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	128	2,043	1,268	551	543	246	62

	Victory RS Small Cap Growth Equity VIP Series (Certain National Accounts - Tier 3 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.509

Thousands of accumulation units outstanding, end of period	1

Certain National Accounts - Tier 4 Reduced Fee (0.40% Separate Account Annual Expenses) Units (g)

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$7.166	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834

Unit value, end of year	$9.465	$7.166	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232

Units Outstanding (000’s), end of year	608	11,869	12,631	15,369	15,362	15,370	15,570	15,134	15,505	15,904

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	All America Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$19.097	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295

Unit value, end of year	$24.654	$19.097	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717

Units Outstanding (000’s), end of year	34	1,209	1,278	1,868	2,071	2,249	2,472	2,659	2,995	3,018

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Small Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.209	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110

Unit value, end of year	$2.647	$2.209	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411

Units Outstanding (000’s), end of year	446	8,502	10,456	15,192	16,346	17,994	19,920	19,523	19,674	19,492

(g)

Certain National Accounts - Tier 4 Reduced Separate Account Annual Expenses are 0.40%. Performance prior to July 1, 2019 reflects Separate Account Annual Expenses of 0.60%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on July 1, 2019.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Small Cap Growth Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.315	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042

Unit value, end of year	$2.949	$2.315	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381

Units Outstanding (000’s), end of year	474	10,636	12,011	16,304	18,644	20,022	22,393	20,579	21,903	20,384

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Small Cap Equity Index Fund
	2019	2018(4)
Unit value, beginning of period	$8.317	$10.000

Unit value, end of period	$10.145	$8.317

Units Outstanding (000’s), end of period	18	86

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Mid-Cap Value Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.036	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031

Unit value, end of year	$2.601	$2.036	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220

Units Outstanding (000’s), end of year	239	3,469	3,800	4,711	5,050	5,333	4,661	4,028	4,202	3,827

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Mid-Cap Equity Index Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.502	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841

Unit value, end of year	$5.706	$4.502	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312

Units Outstanding (000’s), end of year	618	11,546	13,323	16,973	16,570	17,068	17,942	17,603	18,266	17,871

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Composite Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.771	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880

Unit value, end of year	$12.927	$10.771	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492

Units Outstanding (000’s), end of year	132	1,539	1,652	2,192	2,216	2,404	2,485	2,715	2,995	2,944

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	International Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.948	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721

Unit value, end of year	$1.154	$0.948	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776

Units Outstanding (000’s), end of year	254	4,501	5,471	4,459	4,640	4,407	4,222	3,419	3,093	2,606

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Money Market Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.513	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607

Unit value, end of year	$2.578	$2.513	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589

Units Outstanding (000’s), end of year	121	2,434	2,168	2,976	3,204	4,149	4,629	4,873	4,996	4,946

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Mid-Term Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.571	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097

Unit value, end of year	$2.740	$2.571	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230

Units Outstanding (000’s), end of year	275	5,155	5,860	6,933	7,265	8,582	9,099	10,826	10,868	9,893

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Bond Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.812	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129

Unit value, end of year	$7.372	$6.812	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473

Units Outstanding (000’s), end of year	256	4,763	5,729	6,820	6,722	7,466	7,707	7,343	6,616	5,757

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Retirement Income Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.563	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040

Unit value, end of year	$1.758	$1.563	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128

Units Outstanding (000’s), end of year	1,215	7,321	7,912	4,336	$3,881	3,922	3,406	2,916	1,937	1,196

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2010 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.572	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960

Unit value, end of year	$1.789	$1.572	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063

Units Outstanding (000’s), end of year	222	1,348	1,500	1,565	2,170	2,570	2,087	1,988	2,221	2,176

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2015 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.576	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920

Unit value, end of year	$1.828	$1.576	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027

Units Outstanding (000’s), end of year	764	8,779	10,350	12,718	13,332	13,797	12,429	11,983	10,378	7,783

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2020 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.598	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879

Unit value, end of year	$1.889	$1.598	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996

Units Outstanding (000’s), end of year	3,308	34,614	36,689	39,926	36,826	33,029	26,321	22,804	15,461	10,191

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2025 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.665	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858

Unit value, end of year	$2.006	$1.665	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986

Units Outstanding (000’s), end of year	6,111	44,237	43,563	46,677	38,021	33,956	27,083	16,731	13,167	7,522

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2030 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.720	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849

Unit value, end of year	$2.109	$1.720	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985

Units Outstanding (000’s), end of year	4,265	41,634	37,755	38,155	33,205	26,645	21,668	14,561	10,769	8,739

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2035 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.721	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827

Unit value, end of year	$2.141	$1.721	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967

Units Outstanding (000’s), end of year	3,141	34,740	33,115	32,296	29,082	24,934	17,745	12,486	8,810	5,448

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2040 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.710	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819

Unit value, end of year	$2.138	$1.710	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965

Units Outstanding (000’s), end of year	2,036	28,448	26,662	26,692	23,292	20,906	15,018	11,139	8,428	5,075

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2045 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.691	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813

Unit value, end of year	$2.119	$1.691	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959

Units Outstanding (000’s), end of year	3,092	32,116	31,560	32,421	29,561	26,893	21,633	15,539	12,332	7,515

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2050 Retirement Fund
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.608	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$2.014	$1.608	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year	2,081	22,294	19,548	16,730	10,233	5,263	1,790	103

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2055 Retirement Fund
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.103	$1.218	$1.038	$1.000

Unit value, end of period/year	$1.371	$1.103	$1.218	$1.038

Units Outstanding (000’s), end of period/year	774	7,606	4,126	255

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	2060 Retirement Fund
	2019	2018(4)
Unit value, beginning of period	$8.919	$10.000

Unit value, end of period	$11.068	$8.919

Units Outstanding (000’s), end of period	29	48

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Conservative Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.978	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282

Unit value, end of year	$2.267	$1.978	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394

Units Outstanding (000’s), end of year	772	9,165	8,404	9,594	9,906	9,729	9,530	7,760	6,340	4,492

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Moderate Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.506	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367

Unit value, end of year	$3.002	$2.506	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537

Units Outstanding (000’s), end of year	1,127	16,973	16,866	21,092	21,965	21,927	21,272	19,421	17,456	13,988

	Mutual of America Investment Corporation (Certain National Accounts - Tier 4 Reduced Fee)
	Aggressive Allocation Fund
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.916	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416

Unit value, end of year	$3.599	$2.916	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648

Units Outstanding (000’s), end of year	840	10,447	11,498	14,021	15,927	16,519	16,495	14,372	14,088	12,952

	Fidelity
	VIP Equity Income Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$77.418	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290

Unit value, end of year	$99.354	$77.418	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602

Units Outstanding (000’s), end of year	19	396	467	629	673	755	818	778	785	805

	Fidelity
	VIP Asset Manager Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$50.354	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783

Unit value, end of year	$59.956	$50.354	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018

Units Outstanding (000’s), end of year	25	327	353	472	568	612	584	589	614	611

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity
	VIP Contrafund® Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$92.431	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830

Unit value, end of year	$122.472	$92.431	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481

Units Outstanding (000’s), end of year	44	775	930	1,262	1,460	1,601	1,694	1,737	1,776	1,774

	Fidelity
	VIP Mid Cap Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$79.794	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119

Unit value, end of year	$99.198	$79.794	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893

Units Outstanding (000’s), end of year	19	276	320	409	453	489	508	492	502	522

	Vanguard
	Variable Insurance Fund Diversified Value Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$28.435	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068

Unit value, end of year	$35.944	$28.435	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297

Units Outstanding (000’s), end of year	49	761	868	1,165	1,235	1,289	1,264	1,105	957	828

	Vanguard
	Variable Insurance Fund International Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$33.097	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875

Unit value, end of year	$43.676	$33.097	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876

Units Outstanding (000’s), end of year	68	1,148	1,250	1,655	1,840	1,980	2,086	1,470	1,456	1,405

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$16.413	$17.446	$16.751	$15.551	$15.304	$11.833	$12.330

Unit value, end of period/year	$21.202	$16.413	$17.446	$16.751	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	21	411	489	625	503	454	53

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.128	$10.000

Unit value, end of period	$10.968	$10.128

Units Outstanding (000’s), end of period	22	57

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Goldman Sachs VIT Small Cap Equity Insights Fund (Certain National Accounts - Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.713

Units Outstanding (000’s), end of period	5

	Goldman Sachs VIT US Equity Insights Fund (Certain National Accounts - Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.831

Units Outstanding (000’s), end of period	0

	American Century VP Capital Appreciation Fund (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$48.536	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414

Unit value, end of year	$66.416	$48.536	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723

Units Outstanding (000’s), end of year	39	671	770	1,042	1,236	1,283	1,364	1,364	1,389	1,315

	American Funds Insurance Series New World Fund® (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$25.761	$30.358	$23.542	$22.428	$23.250	$25.325	$23.490

Unit value, end of period/year	$33.758	$25.761	$30.358	$23.542	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	3	69	81	65	61	47	10

	Calvert VP SRI Balanced Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.946	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255

Unit value, end of year	$7.438	$5.946	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629

Units Outstanding (000’s), end of year	222	2,957	3,092	3,397	3,585	3,935	3,765	3,387	3,641	3,787

	Delaware VIP® Small Cap Value Series (Certain National Accounts - Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.908

Units Outstanding (000’s), end of period	2

	DWS Capital Growth VIP (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$93.825	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728

Unit value, end of year	$129.399	$93.825	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472

Units Outstanding (000’s), end of year	14	378	406	534	635	658	719	754	805	746

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	MFS VIT III Mid Cap Value Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.810	$10.000

Unit value, end of period	$11.540	$8.810

Units Outstanding (000’s), end of period	3	4

	Neuberger Berman AMT Sustainable Equity Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.041

Units Outstanding (000’s), end of period	2

	Invesco Oppenheimer V.I. Main Street Fund® (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$47.071	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196

Unit value, end of year	$62.523	$47.071	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322

Units Outstanding (000’s), end of year	5	138	171	219	213	201	188	173	153	131

	PIMCO Variable Insurance Trust Real Return Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.498	$13.858	$13.408	$12.829	$13.239	$12.908	$13.220

Unit value, end of period/year	$14.708	$13.498	$13.858	$13.408	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	17	210	245	262	247	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Certain National Accounts - Tier 4 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$31.403	$30.918	$22.809	$22.734	$20.566	$18.933	$16.420

Unit value, end of period/year	$41.010	$31.403	$30.918	$22.809	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	73	999	791	526	553	200	44

	Victory RS Small Cap Growth Equity VIP Series (Certain National Accounts - Tier 4 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.507

Units Outstanding (000’s), end of period	0

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Certain National Accounts - Tier 5 Reduced Fee (0.85% Separate Account Annual Expenses) (h)

	Mutual of America Investment Corporation Equity Index Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.700	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Unit value, end of year	$8.719	$6.700	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159

Thousands of accumulation units outstanding, end of year	337	5,112	5,705	31,834	53,148	57,445	55,789	59,193	61,506	66,679

	Mutual of America Investment Corporation All America Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$17.853	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Unit value, end of year	$22.711	$17.853	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497

Thousands of accumulation units outstanding, end of year	12	453	642	5,622	9,653	10,455	11,577	12,478	13,523	15,222

	Mutual of America Investment Corporation Small Cap Value Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.065	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Unit value, end of year	$2.438	$2.065	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379

Thousands of accumulation units outstanding, end of year	147	3,634	4,249	30,421	48,899	52,895	60,755	65,627	71,636	75,792

	Mutual of America Investment Corporation Small Cap Growth Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.165	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Unit value, end of year	$2.716	$2.165	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350

Thousands of accumulation units outstanding, end of year	215	4,792	5,252	34,526	58,519	59,683	73,999	70,509	79,438	81,486

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.303	$10.000

Unit value, end of period	$10.072	$8.303

Thousands of accumulation units outstanding, end of period	2	33

	Mutual of America Investment Corporation Mid Cap Value Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.903	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Unit value, end of year	$2.396	$1.903	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192

Thousands of accumulation units outstanding, end of year	53	1,535	1,752	9,510	15,486	18,280	15,364	14,987	15,772	15,980

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.209	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Unit value, end of year	$5.257	$4.209	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260

Thousands of accumulation units outstanding, end of year	245	4,573	5,414	33,482	58,446	63,510	69,280	66,532	70,910	69,874

(h)

Certain National Accounts - Tier 5 Reduced Separate Account Annual Expenses are 0.85%. Performance prior to July 1, 2019 reflects Separate Account Annual Expenses of 0.95%. Performance between August 1, 2010 and June 30, 2017 reflects Total Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%. The units were initially offered for availability on July 1, 2019.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Composite Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$10.066	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Unit value, end of year	$11.909	$10.066	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346

Thousands of accumulation units outstanding, end of year	37	719	827	6,487	10,951	11,632	12,383	13,626	14,678	16,413

	Mutual of America Investment Corporation International Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.895	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Unit value, end of year	$1.073	$0.895	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766

Units Outstanding (000’s), end of year	150	2,028	1,707	7,235	9,614	8,706	9,019	9,256	7,800	6,707

	Mutual of America Investment Corporation Money Market Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.348	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Unit value, end of year	$2.374	$2.348	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531

Thousands of accumulation units outstanding, end of year	87	1,748	1,648	7,992	9,755	11,341	12,778	15,265	17,362	20,295

	Mutual of America Investment Corporation Mid-Term Bond Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.402	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Unit value, end of year	$2.524	$2.402	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180

Thousands of accumulation units outstanding, end of year	59	2,118	2,590	13,855	23,061	24,803	27,517	33,149	35,372	38,104

	Mutual of America Investment Corporation Bond Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.365	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Unit value, end of year	$6.790	$6.365	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349

Thousands of accumulation units outstanding, end of year	66	1,762	2,164	12,112	19,149	20,888	21,938	23,438	23,165	21,945

	Mutual of America Investment Corporation Retirement Income Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.474	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Unit value, end of year	$1.634	$1.474	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113

Units Outstanding (000’s), end of year	352	2,662	3,021	7,316	11,481	10,750	9,177	8,962	8,162	5,971

	Mutual of America Investment Corporation 2010 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.483	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Unit value, end of year	$1.663	$1.483	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049

Units Outstanding (000’s), end of year	60	800	877	2,482	6,188	6,133	6,527	7,087	7,327	7,227

	Mutual of America Investment Corporation 2015 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.487	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Unit value, end of year	$1.700	$1.487	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013

Units Outstanding (000’s), end of year	363	3,129	4,960	15,943	35,223	36,928	37,589	39,009	36,243	33,377

	Mutual of America Investment Corporation 2020 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.508	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Unit value, end of year	$1.756	$1.508	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983

Units Outstanding (000’s), end of year	1,820	15,907	17,229	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

	Mutual of America Investment Corporation 2025 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.571	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.865	$1.571	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	2,681	20,832	18,776	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

	Mutual of America Investment Corporation 2030 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.623	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.961	$1.623	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	2,123	17,692	17,406	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

	Mutual of America Investment Corporation 2035 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.625	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.990	$1.625	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	1,800	15,167	15,463	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

	Mutual of America Investment Corporation 2040 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.614	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.988	$1.614	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	1,280	12,772	11,921	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

	Mutual of America Investment Corporation 2045 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.596	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.920	$1.596	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	1,001	13,857	12,860	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

	Mutual of America Investment Corporation 2050 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.554	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.920	$1.554	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	1,001	10,142	8,649	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation 2055 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016(2)
Unit value, beginning of period/year	$1.092	$1.210	$1.037	$1.000

Unit value, end of period/year	$1.347	$1.092	$1.210	$1.037

Units Outstanding (000’s), end of period/year	465	3,554	1,339	451

	Mutual of America Investment Corporation 2060 Retirement Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.903	$10.000

Unit value, end of period	$10.987	$8.903

Units Outstanding (000’s), end of period	9	21

	Mutual of America Investment Corporation Conservative Allocation Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.848	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Unit value, end of year	$2.088	$1.848	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363

Thousands of accumulation units outstanding, end of year	455	3,409	4,252	15,175	25,936	25,746	23,231	23,645	19,459	17,239

	Mutual of America Investment Corporation Moderate Allocation Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.342	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Unit value, end of year	$2.766	$2.342	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503

Thousands of accumulation units outstanding, end of year	934	8,530	9,778	34,284	54,387	55,236	57,199	56,603	51,632	51,013

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Aggressive Allocation Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.725	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Unit value, end of year	$3.315	$2.725	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611

Thousands of accumulation units outstanding, end of year	311	5,339	5,778	25,450	36,104	37,261	39,964	42,816	42,489	41,698

	Fidelity VIP Equity-Income Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$72.393	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Unit value, end of year	$91.526	$72.393	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663

Thousands of accumulation units outstanding, end of year	6	151	195	1,301	2,026	2,291	2,482	2,646	2,871	3,148

	Fidelity VIP Asset Manager Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$47.082	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Unit value, end of year	$55.230	$47.082	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227

Thousands of accumulation units outstanding, end of year	12	134	177	898	1,525	1,634	1,740	1,961	2,042	2,202

	Fidelity VIP Contrafund® Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$86.432	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Unit value, end of year	$112.820	$86.432	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431

Thousands of accumulation units outstanding, end of year	16	314	382	2,751	5,014	5,386	5,767	6,355	6,811	7,505

	Fidelity VIP Mid Cap Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$74.618	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Unit value, end of year	$91.381	$74.618	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789

Thousands of accumulation units outstanding, end of year	4	118	139	683	1,217	1,328	1,504	1,585	1,763	2,121

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$26.583	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Unit value, end of year	$33.115	$26.583	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952

Thousands of accumulation units outstanding, end of year	12	283	378	1,776	3,415	3,838	3,578	3,570	3,279	3,101

	Vanguard Variable Insurance Fund International Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$30.943	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Unit value, end of year	$40.239	$30.943	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360

Thousands of accumulation units outstanding, end of year	30	510	576	2,890	4,878	5,122	5,664	4,237	4,409	4,520

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$15.951	$17.014	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$20.361	$15.951	$17.014	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	13	182	169	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$10.110	$10.000

Unit value, end of period	$10.888	$10.110

Thousands of accumulation units outstanding, end of period	9	68

	Goldman Sachs Small Cap Equity Insights Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.689

Thousands of accumulation units outstanding, end of period	0

	Goldman Sachs US Equity Insights Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.888

Thousands of accumulation units outstanding, end of period	9

	American Century VP Capital Appreciation Fund (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$45.393	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Unit value, end of year	$61.190	$45.393	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122

Thousands of accumulation units outstanding, end of year	18	253	333	2,235	4,209	4,094	4,833	5,350	5,501	5,890

	American Funds Insurance Series New World Fund® (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$25.032	$29.605	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$32.419	$25.032	$29.605	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	0	23	20	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.557	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Unit value, end of year	$6.852	$5.557	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547

Thousands of accumulation units outstanding, end of year	32	1,390	1,517	8,765	12,937	13,495	14,532	15,622	15,892	16,772

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

	Delaware VIP® Small Cap Value Series (Certain National Accounts - Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.883

Thousands of accumulation units outstanding, end of period	0

	DWS Capital Growth VIP (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$87.716	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Unit value, end of year	$119.214	$87.716	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537

Thousands of accumulation units outstanding, end of year	6	151	166	1,495	2,472	2,411	2,590	2,959	3,166	3,631

	MFS VIT III Mid Cap Value Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018(4)
Unit value, beginning of period	$8.794	$10.000

Unit value, end of period	$11.456	$8.794

Thousands of accumulation units outstanding, end of period	1	1

	Neuberger Berman AMT Sustainable Equity Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019(5)
Unit value, beginning of period	$10.000

	$11.015

Thousands of accumulation units outstanding, end of period	0

	Invesco Oppenheimer V.I. Main Street Fund® (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year	$44.004	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Unit value, end of year	$57.601	$44.004	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796

Thousands of accumulation units outstanding, end of year	3	66	71	346	525	566	501	526	435	460

	PIMCO Variable Insurance Trust Real Return Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.112	$13.510	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$14.127	$13.112	$13.510	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	5	104	85	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Certain National Accounts - Tier 5 Reduced Fee)
	2019	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.518	$30.153	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$39.384	$30.518	$30.153	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	27	428	317	746	2,120	649	191

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

Victory RS Small Cap Growth Equity VIP Series (Certain National Accounts - Tier 5 Reduced Fee)
2019(5)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.483

Thousands of accumulation units outstanding, end of period	0

(5)	For the period July 1, 2019 (initial availability) to December 31, 2019.

The dates the Subaccounts commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds — January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund — January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio) — May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds — February 5, 1993; Fidelity VIP Equity-Income, Fidelity VIP Contrafund® and Asset Manager Portfolios — May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund — May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds — May 20, 2003; Mutual of America Investment Corporation Small Cap Value, Small Cap Growth and Mid Cap Value Funds — July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds — November 5, 2007; Invesco Oppenheimer V.I. Main Street Fund®, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios — July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund — October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund Real Estate Index Portfolio — August 5, 2013 for investments by Separate Account Participants; Mutual of America Investment Corporation 2055 Retirement Fund — October 1, 2016; and Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio — July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series — July 1, 2019; and Mutual of America 2065 Retirement Fund will become available on or after July 1, 2020 for investments by Separate Account Participants. The Mutual of America Variable Insurance Portfolios became available on January 24, 2020.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio or on their respective portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.

Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.

Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.35%. All other contracts standard current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was -0.10%. The Tier 1 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 1.02%. The Tier 2 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.92%. The Tier 3 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.80%. The Tier 4 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.65%. The Tier 5 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.30%. The Certain National Accounts—Tier 2 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.97%. The Certain National Accounts—Tier 3 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the

Separate Account for the seven-day period ended December 31, 2019 was 0.90%. The Certain National Accounts—Tier 4 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.85%. The Certain National Accounts—Tier 5 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.40%. The VEC and Inactive Plan current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was -0.40%. The Mutual of America Variable Insurance Portfolios Money Market Portfolio did not commence operations until 2020.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Traditional IRA, Roth IRA, Inherited IRA and

FPA Standard Separate Account Annual Expenses) (a)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.14%	10.40%	12.12%	8.39%	02/05/93
Mutual of America Investment Corporation All America	27.21%	8.30%	10.82%	9.17%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.04%	3.96%	8.40%	6.35%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	25.46%	6.58%	10.28%	7.15%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.31%	N/A	N/A	0.49%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	25.90%	6.01%	9.02%	6.23%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	24.88%	7.74%	11.29%	8.37%	05/03/99
Mutual of America Investment Corporation Composite	18.30%	6.26%	7.53%	7.35%	01/01/85
Mutual of America Investment Corporation International	19.93%	4.63%	4.18%	0.60%	11/05/07
Mutual of America Investment Corporation Money Market	1.10%	(0.13)%	(0.73)%	2.50%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.09%	1.56%	2.08%	3.51%	02/05/93
Mutual of America Investment Corporation Bond	6.68%	2.21%	3.06%	5.47%	01/01/85
Mutual of America Investment Corporation Retirement Income	10.85%	3.77%	4.74%	4.15%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.13%	4.30%	5.77%	4.40%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.31%	4.91%	6.45%	4.64%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	16.48%	5.57%	7.29%	4.99%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	18.72%	6.27%	8.20%	5.40%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	20.84%	6.80%	8.85%	5.80%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	22.51%	7.20%	9.31%	5.85%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.13%	7.21%	9.39%	5.92%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.42%	7.21%	9.38%	5.86%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	23.53%	7.18%	N/A	9.45%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.28%	N/A	N/A	9.68%	10/01/16

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2060 Retirement	23.41%	N/A	N/A	6.49%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	12.97%	4.38%	5.21%	4.54%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.08%	6.11%	7.52%	6.33%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	21.65%	6.90%	9.10%	7.49%	05/20/03
Fidelity VIP Equity-Income	26.43%	7.40%	9.92%	7.25%	05/01/95
Fidelity VIP Asset Manager	17.31%	4.73%	6.24%	5.72%	05/01/95
Fidelity VIP Contrafund®	30.53%	9.30%	11.20%	9.73%	05/01/95
Fidelity Mid Cap	22.46%	6.16%	9.36%	7.86%	07/01/05
Vanguard VIF Diversified Value	24.57%	6.25%	9.16%	0.00%	07/01/05
Vanguard VIF International	30.04%	9.47%	7.53%	0.00%	07/01/05
Vanguard VIF Real Estate Index	27.65%	6.11%	N/A	8.19%	08/05/13
Vanguard VIF Total Bond Market Index	7.70%	N/A	N/A	5.85%	07/02/18
American Century VP Capital Appreciation	34.80%	9.70%	11.83%	8.37%	01/03/89
American Funds Insurance Series New World	29.51%	7.11%	N/A	5.20%	08/05/13
Calvert VP SRI Balanced	23.29%	6.34%	7.95%	5.93%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.80%	07/01/19
DWS Capital Growth VIP	35.91%	12.90%	13.03%	8.90%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	6.86%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.03%	07/01/19
MFS VIT III Mid Cap Value Portfolio	30.27%	N/A	N/A	9.49%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.12%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund®	30.90%	9.29%	11.27%	7.41%	07/01/05
PIMCO VIT Real Return	7.74%	1.53%	N/A	1.09%	08/05/13
T. Rowe Price Blue Chip Growth	29.05%	14.12%	N/A	14.67%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.80%	07/01/19

(a)

Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns between August 1, 2010 and September 30, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns

(All Other Contracts Standard Separate Account Annual Expenses) (b)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	29.56%	10.11%	11.97%	8.33%	02/05/93
Mutual of America Investment Corporation All America	26.64%	8.01%	10.67%	9.13%	01/01/85
Mutual of America Investment Corporation Small Cap Value	17.51%	3.69%	8.26%	6.26%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Small Cap Growth	24.89%	6.30%	10.13%	7.05%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	20.76%	N/A	N/A	0.04%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	25.33%	5.73%	8.87%	6.13%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	24.32%	7.45%	11.14%	8.30%	05/03/99
Mutual of America Investment Corporation Composite	17.77%	5.97%	7.39%	7.14%	01/01/85
Mutual of America Investment Corporation International	19.39%	4.35%	4.04%	0.49%	11/05/07
Mutual of America Investment Corporation Money Market	0.65%	(0.40)%	(0.86)%	2.31%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	4.62%	1.28%	1.94%	3.46%	02/05/93
Mutual of America Investment Corporation Bond	6.20%	1.94%	2.92%	5.43%	01/01/85
Mutual of America Investment Corporation Retirement Income	10.35%	3.49%	4.60%	4.03%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	11.63%	4.02%	5.63%	4.29%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	13.80%	4.63%	6.31%	4.52%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	15.96%	5.29%	7.14%	4.87%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	18.19%	5.99%	8.05%	5.29%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	20.30%	6.51%	8.71%	5.68%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	21.96%	6.91%	9.16%	5.73%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	22.58%	6.92%	9.24%	5.81%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	22.87%	6.93%	9.23%	5.75%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	22.98%	6.89%	N/A	9.25%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	22.73%	0.00%	N/A	9.23%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	22.86%	N/A	N/A	6.01%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	12.46%	4.10%	5.07%	4.46%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	17.55%	5.83%	7.38%	6.24%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	21.10%	6.61%	8.96%	7.41%	05/20/03
Fidelity VIP Equity-Income	25.86%	7.11%	9.77%	7.19%	05/01/95
Fidelity VIP Asset Manager	16.78%	4.45%	6.10%	5.66%	05/01/95
Fidelity VIP Contrafund®	29.94%	9.01%	11.05%	9.67%	05/01/95

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Fidelity Mid Cap	21.91%	5.87%	9.21%	7.76%	07/01/05
Vanguard VIF Diversified Value	24.01%	5.97%	9.01%	6.05%	07/01/05
Vanguard VIF International	29.46%	9.18%	7.38%	7.07%	07/01/05
Vanguard VIF Real Estate Index	27.08%	5.83%	N/A	7.96%	08/05/13
Vanguard VIF Total Bond Market Index	7.22%	N/A	N/A	5.37%	07/02/18
American Century VP Capital Appreciation	34.19%	9.41%	11.68%	8.32%	01/03/89
American Funds Insurance Series New World	28.93%	6.82%	N/A	4.98%	08/05/13
Calvert VP SRI Balanced	22.74%	6.06%	7.80%	5.88%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.55%	07/01/19
DWS Capital Growth VIP	35.30%	12.60%	12.88%	8.86%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	6.61%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	7.79%	07/01/19
MFS VIT III Mid Cap Value	29.68%	N/A	N/A	9.00%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	9.87%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	30.31%	9.00%	11.13%	7.31%	07/01/05
PIMCO VIT Real Return	7.26%	1.26%	N/A	0.87%	08/05/13
T. Rowe Price Blue Chip Growth	28.47%	13.82%	N/A	14.43%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.56%	07/01/19

(b)

Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses (c)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.99%	11.17%	12.88%	8.73%	02/05/93
Mutual of America Investment Corporation All America	28.04%	9.04%	11.57%	9.44%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.81%	4.68%	9.14%	6.98%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	26.28%	7.32%	11.03%	7.78%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	22.10%	N/A	N/A	1.15%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	26.72%	6.75%	9.76%	6.86%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.69%	8.48%	12.04%	8.82%	05/03/99
Mutual of America Investment Corporation Composite	19.07%	6.99%	8.26%	7.61%	01/01/85
Mutual of America Investment Corporation International	20.71%	5.35%	4.88%	1.24%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Money Market	1.76%	0.56%	(0.05)%	2.76%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.77%	2.26%	2.77%	3.84%	02/05/93
Mutual of America Investment Corporation Bond	7.38%	2.92%	3.76%	5.73%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.57%	4.49%	5.45%	4.80%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.86%	5.02%	6.49%	5.06%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	15.06%	5.63%	7.18%	5.30%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	17.24%	6.30%	8.01%	5.65%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.50%	7.00%	8.93%	6.07%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.63%	7.53%	9.59%	6.46%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.31%	7.94%	10.05%	6.51%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.94%	7.95%	10.13%	6.59%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	24.23%	7.95%	10.12%	6.53%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.34%	7.92%	N/A	10.23%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	24.09%	N/A	N/A	10.37%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	24.22%	N/A	N/A	7.19%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.70%	5.10%	5.93%	5.08%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.85%	6.84%	8.25%	6.88%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.44%	7.63%	9.84%	8.05%	05/20/03
Fidelity VIP Equity-Income	27.25%	8.14%	10.66%	7.62%	05/01/95
Fidelity VIP Asset Manager	18.07%	5.45%	6.96%	6.08%	05/01/95
Fidelity VIP Contrafund	31.38%	10.06%	11.95%	10.11%	05/01/95
Fidelity VIP Mid Cap	23.26%	6.89%	10.10%	8.49%	07/01/05
Vanguard VIF Diversified Value	25.38%	6.99%	9.90%	6.77%	07/01/05
Vanguard VIF International	30.89%	10.23%	8.26%	7.80%	07/01/05
Vanguard VIF Real Estate Index	28.48%	6.84%	N/A	8.93%	08/05/13
Vanguard VIF Total Bond Market Index	8.40%	N/A	N/A	6.54%	07/02/18
American Century VP Capital Appreciation	35.68%	10.46%	12.59%	8.66%	01/03/89
American Funds Insurance Series New World	30.35%	7.85%	N/A	5.93%	08/05/13
Calvert VP SRI Balanced	24.09%	7.08%	8.68%	6.25%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.16%	07/01/19
DWS Capital Growth VIP	36.79%	13.68%	13.80%	9.20%	01/03/89

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.21%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.39%	07/01/19
MFS VIT III Mid Cap Value	31.12%	N/A	N/A	10.21%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.49%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.75%	10.05%	12.03%	8.05%	07/01/05
PIMCO VIT Real Return	8.45%	2.22%	N/A	1.78%	08/05/13
T. Rowe Price Blue Chip Growth	29.89%	14.91%	N/A	15.46%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.15%	07/01/19

(c)

Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (d)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.86%	11.11%	12.85%	8.72%	02/05/93
Mutual of America Investment Corporation All America	27.91%	8.99%	11.54%	9.43%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.69%	4.63%	9.11%	6.97%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	26.15%	7.26%	11.00%	7.76%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.97%	N/A	N/A	1.05%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	26.59%	6.69%	9.73%	6.84%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.57%	8.42%	12.01%	8.81%	05/03/99
Mutual of America Investment Corporation Composite	18.95%	6.94%	8.23%	7.61%	01/01/85
Mutual of America Investment Corporation International	20.59%	5.30%	4.85%	1.21%	11/05/07
Mutual of America Investment Corporation Money Market	1.66%	0.51%	(8.00)%	2.75%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.67%	2.20%	2.75%	3.83%	02/05/93
Mutual of America Investment Corporation Bond	7.27%	2.87%	3.73%	5.72%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.46%	4.43%	5.42%	4.78%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.75%	4.97%	6.46%	5.04%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.94%	5.58%	7.15%	5.28%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2020 Retirement	17.12%	6.25%	7.99%	5.63%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.38%	6.95%	8.90%	6.04%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.51%	7.48%	9.56%	6.44%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.18%	7.89%	10.02%	6.49%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.81%	7.89%	10.10%	6.57%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	24.10%	7.90%	10.09%	6.51%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.21%	7.87%	N/A	10.19%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.96%	N/A	N/A	10.29%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	24.09%	N/A	N/A	7.08%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.59%	5.05%	5.90%	5.07%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.74%	6.79%	8.22%	6.86%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.32%	7.58%	9.81%	8.03%	05/20/03
Fidelity VIP Equity-Income	27.12%	8.09%	10.63%	7.61%	05/01/95
Fidelity VIP Asset Manager	17.95%	5.40%	6.93%	6.07%	05/01/95
Fidelity VIP Contrafund	31.25%	10.00%	11.92%	10.10%	05/01/95
Fidelity VIP Mid Cap	23.14%	6.83%	10.07%	8.48%	07/01/05
Vanguard VIF Diversified Value	25.26%	6.93%	9.87%	6.75%	07/01/05
Vanguard VIF International	30.76%	10.17%	8.23%	7.78%	07/01/05
Vanguard VIF Real Estate Index	28.36%	6.79%	N/A	8.89%	08/05/13
Vanguard VIF Total Bond Market Index	8.29%	N/A	N/A	6.43%	07/02/18
American Century VP Capital Appreciation	35.54%	10.40%	12.56%	8.66%	01/03/89
American Funds Insurance Series New World	30.22%	7.79%	N/A	5.88%	08/05/13
Calvert VP SRI Balanced	23.97%	7.02%	8.65%	6.24%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.11%	07/01/19
DWS Capital Growth VIP	36.66%	13.62%	13.77%	9.19%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.16%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.34%	07/01/19
MFS VIT III Mid Cap Value	30.99%	N/A	N/A	10.10%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.43%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.62%	9.99%	12.00%	8.03%	07/01/05
PIMCO VIT Real Return	8.34%	2.17%	N/A	1.74%	08/05/13
T. Rowe Price Blue Chip Growth	29.76%	14.85%	N/A	15.42%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.09%	07/01/19

(d)

Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses (e)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.73%	11.02%	12.81%	8.71%	02/05/93
Mutual of America Investment Corporation All America	27.78%	8.90%	11.50%	9.42%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.57%	4.54%	9.07%	6.93%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	26.02%	7.18%	10.95%	7.73%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.85%	N/A	N/A	0.95%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	26.47%	6.60%	9.69%	6.81%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.44%	8.33%	11.97%	8.79%	05/03/99
Mutual of America Investment Corporation Composite	18.84%	6.85%	8.19%	7.59%	01/01/85
Mutual of America Investment Corporation International	20.47%	5.21%	4.81%	1.18%	11/05/07
Mutual of America Investment Corporation Money Market	1.56%	0.43%	(0.12)%	2.74%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.56%	2.12%	2.71%	3.81%	02/05/93
Mutual of America Investment Corporation Bond	7.16%	2.78%	3.69%	5.71%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.35%	4.35%	5.38%	4.74%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.64%	4.88%	6.40%	5.00%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.83%	5.49%	7.11%	5.24%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	17.00%	6.16%	7.94%	5.59%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.26%	6.86%	8.86%	6.01%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.39%	7.39%	9.52%	6.41%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.06%	7.80%	9.98%	6.45%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.69%	7.81%	10.06%	6.53%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.98%	7.81%	10.04%	6.47%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.09%	7.78%	N/A	10.13%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.84%	N/A	N/A	10.18%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	23.97%	N/A	N/A	6.97%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Conservative Allocation	13.48%	4.96%	5.86%	5.04%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.62%	6.70%	8.18%	6.83%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.19%	7.49%	9.77%	8.00%	05/20/03
Fidelity VIP Equity-Income	27.00%	8.00%	10.59%	7.60%	05/01/95
Fidelity VIP Asset Manager	17.84%	5.31%	6.89%	6.06%	05/01/95
Fidelity VIP Contrafund	31.12%	9.91%	11.88%	10.08%	05/01/95
Fidelity VIP Mid Cap	23.02%	6.75%	10.03%	8.44%	07/01/05
Vanguard VIF Diversified Value	25.13%	6.84%	9.83%	6.72%	07/01/05
Vanguard VIF International	30.63%	10.08%	8.18%	7.75%	07/01/05
Vanguard VIF Real Estate Index	28.23%	6.70%	N/A	8.82%	08/05/13
Vanguard VIF Total Bond Market Index	8.19%	N/A	N/A	6.33%	07/02/18
American Century VP Capital Appreciation	35.41%	10.31%	12.51%	8.64%	01/03/89
American Funds Insurance Series New World	30.09%	7.71%	N/A	5.82%	08/05/13
Calvert VP SRI Balanced	23.85%	6.94%	8.61%	6.22%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.05%	07/01/19
DWS Capital Growth VIP	36.52%	13.53%	13.72%	9.18%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.10%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.28%	07/01/19
MFS VIT III Mid Cap Value	30.86%	N/A	N/A	9.99%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.38%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.49%	9.90%	11.95%	8.00%	07/01/05
PIMCO VIT Real Return	8.23%	2.09%	N/A	1.67%	08/05/13
T. Rowe Price Blue Chip Growth	29.63%	14.76%	N/A	15.34%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.04%	07/01/19

(e)

Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (f)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.53%	10.86%	12.68%	8.66%	02/05/93
Mutual of America Investment Corporation All America	27.59%	8.74%	11.37%	9.38%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.39%	4.39%	8.94%	18.69%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	25.83%	7.02%	10.82%	7.65%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.67%	N/A	N/A	0.80%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Mid Cap Value	26.28%	6.45%	9.56%	6.72%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.25%	8.18%	11.84%	8.72%	05/03/99
Mutual of America Investment Corporation Composite	18.66%	6.70%	8.07%	7.56%	01/01/85
Mutual of America Investment Corporation International	20.29%	5.06%	4.69%	1.08%	11/05/07
Mutual of America Investment Corporation Money Market	1.40%	0.29%	(0.23)%	2.70%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.40%	1.98%	2.59%	3.77%	02/05/93
Mutual of America Investment Corporation Bond	7.00%	2.64%	3.58%	5.68%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.18%	4.20%	5.26%	4.65%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.47%	4.73%	6.30%	4.90%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.65%	5.34%	6.98%	5.14%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	16.83%	6.01%	7.82%	5.49%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.08%	6.71%	8.73%	5.91%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.21%	7.24%	9.39%	6.30%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	22.88%	7.64%	9.85%	6.35%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.51%	7.65%	9.93%	6.43%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.79%	7.65%	9.92%	6.37%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	23.90%	7.62%	N/A	9.97%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.65%	N/A	N/A	10.02%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	23.78%	N/A	N/A	6.81%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.31%	4.81%	5.74%	4.97%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.44%	6.55%	8.06%	6.76%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.01%	7.34%	9.65%	7.93%	05/20/03
Fidelity VIP Equity-Income	26.81%	7.84%	10.46%	7.54%	05/01/95
Fidelity VIP Asset Manager	17.66%	5.16%	6.76%	6.01%	05/01/95
Fidelity VIP Contrafund	30.92%	9.75%	11.75%	10.03%	05/01/95
Fidelity VIP Mid Cap	22.83%	6.59%	9.90%	8.36%	07/01/05
Vanguard VIF Diversified Value	24.95%	6.69%	9.70%	6.64%	07/01/05
Vanguard VIF International	30.43%	9.92%	8.06%	7.67%	07/01/05
Vanguard VIF Real Estate Index	28.04%	6.54%	N/A	8.67%	08/05/13

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Vanguard VIF Total Bond Market Index	8.02%	N/A	N/A	6.17%	07/02/18
American Century VP Capital Appreciation	35.21%	10.15%	12.38%	8.60%	01/03/89
American Funds Insurance Series New World	29.90%	7.55%	N/A	5.67%	08/05/13
Calvert VP SRI Balanced	23.66%	6.78%	8.49%	6.18%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.97%	07/01/19
DWS Capital Growth VIP	36.32%	13.37%	13.59%	9.14%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.02%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.20%	07/01/19
MFS VIT III Mid Cap Value	30.66%	N/A	N/A	9.83%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.29%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.29%	9.74%	11.83%	7.91%	07/01/05
PIMCO VIT Real Return	8.07%	1.96%	N/A	1.55%	08/05/13
T. Rowe Price Blue Chip Growth	29.43%	14.59%	N/A	15.19%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.96%	07/01/19

(f)

Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (g)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.07%	10.33%	12.08%	8.37%	02/05/93
Mutual of America Investment Corporation All America	27.15%	8.22%	10.78%	9.16%	01/01/85
Mutual of America Investment Corporation Small Cap Value	17.98%	3.89%	8.37%	6.33%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	25.40%	6.51%	10.24%	7.12%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.25%	N/A	N/A	0.44%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	25.84%	5.94%	8.98%	6.20%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	24.82%	7.66%	11.25%	8.35%	05/03/99
Mutual of America Investment Corporation Composite	18.24%	6.18%	7.50%	7.17%	01/01/85
Mutual of America Investment Corporation International	19.87%	4.56%	4.14%	0.58%	11/05/07
Mutual of America Investment Corporation Money Market	1.05%	(0.20)%	(0.76)%	2.34%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.04%	1.49%	2.05%	3.50%	02/05/93
Mutual of America Investment Corporation Bond	6.63%	2.14%	3.02%	5.46%	01/01/85

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Retirement Income	10.79%	3.70%	4.70%	4.12%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.08%	4.23%	5.74%	4.37%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.25%	4.84%	6.42%	4.61%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	16.42%	5.50%	7.25%	4.96%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	18.66%	6.20%	8.16%	5.37%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	20.78%	6.72%	8.81%	5.77%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	22.45%	7.13%	9.27%	5.82%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.07%	7.14%	9.35%	5.89%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.36%	7.14%	9.35%	5.83%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	23.47%	7.11%	N/A	9.40%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.22%	N/A	N/A	9.57%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	23.35%	N/A	N/A	6.44%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	12.91%	4.31%	5.18%	4.52%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.03%	6.04%	7.49%	6.31%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	21.58%	6.82%	9.07%	7.47%	05/20/03
Fidelity VIP Equity-Income	26.36%	7.33%	9.88%	7.24%	05/01/95
Fidelity VIP Asset Manager	17.25%	4.66%	6.20%	5.70%	05/01/95
Fidelity VIP Contrafund	30.46%	9.23%	11.16%	9.72%	05/01/95
Fidelity VIP Mid Cap	22.40%	6.08%	9.33%	7.83%	07/01/05
Vanguard VIF Diversified Value	24.51%	6.18%	9.12%	6.12%	07/01/05
Vanguard VIF International	29.98%	9.40%	7.49%	7.14%	07/01/05
Vanguard VIF Real Estate Index	27.59%	6.04%	N/A	8.13%	08/05/13
Vanguard VIF Total Bond Market Index	7.65%	N/A	N/A	5.80%	07/02/18
American Century VP Capital Appreciation	34.73%	9.63%	11.79%	8.35%	01/03/89
American Funds Insurance Series New World	29.44%	7.04%	N/A	5.15%	08/05/13
Calvert VP SRI Balanced	23.23%	6.27%	7.91%	5.92%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.78%	07/01/19
DWS Capital Growth VIP	35.84%	12.83%	13.00%	8.89%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	6.83%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.01%	07/01/19
MFS VIT III Mid Cap Value	30.20%	N/A	N/A	9.44%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.10%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	30.83%	9.22%	11.24%	7.39%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
PIMCO VIT Real Return	7.69%	1.46%	N/A	1.03%	08/05/13
T. Rowe Price Blue Chip Growth	28.98%	14.04%	N/A	14.61%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.77%	07/01/19

(g)

Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns (Certain National Accounts—Tier 2 Reduced Separate Account Annual Expenses) (h)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.89%	11.12%	12.86%	8.72%	02/05/93
Mutual of America Investment Corporation All America	27.94%	9.00%	11.55%	9.43%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.72%	4.64%	9.12%	6.97%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	26.18%	7.27%	11.01%	7.77%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	22.01%	N/A	N/A	1.08%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	26.63%	6.70%	9.74%	6.84%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.60%	8.43%	12.02%	8.81%	05/03/99
Mutual of America Investment Corporation Composite	18.98%	6.94%	8.24%	7.61%	01/01/85
Mutual of America Investment Corporation International	20.62%	5.31%	4.86%	1.22%	11/05/07
Mutual of America Investment Corporation Money Market	1.68%	0.51%	(0.07)%	2.75%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.69%	2.21%	2.75%	3.83%	02/05/93
Mutual of America Investment Corporation Bond	7.30%	2.87%	3.74%	5.72%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.49%	4.44%	5.43%	4.78%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.78%	4.98%	6.47%	5.04%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.97%	5.59%	7.16%	5.28%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	17.15%	6.26%	7.99%	5.63%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.41%	6.96%	8.91%	6.05%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.54%	7.49%	9.57%	6.45%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.22%	7.90%	10.03%	6.49%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2040 Retirement	23.85%	7.90%	10.11%	6.57%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	24.13%	7.91%	10.10%	6.51%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.24%	7.88%	10.19%	10.20%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.99%	N/A	N/A	10.31%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	24.13%	N/A	N/A	7.11%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.62%	5.06%	5.90%	5.07%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.77%	6.80%	8.23%	6.86%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.35%	7.59%	9.82%	8.03%	05/20/03
Fidelity VIP Equity-Income	27.16%	8.10%	10.64%	7.62%	05/01/95
Fidelity VIP Asset Manager	17.98%	5.40%	6.94%	6.08%	05/01/95
Fidelity VIP Contrafund	31.28%	10.01%	11.93%	10.10%	05/01/95
Fidelity VIP Mid Cap	23.17%	6.84%	10.08%	8.48%	07/01/05
Vanguard VIF Diversified Value	25.29%	6.94%	9.88%	6.76%	07/01/05
Vanguard VIF International	30.79%	10.19%	8.24%	7.78%	07/01/05
Vanguard VIF Real Estate Index	28.39%	6.80%	N/A	8.90%	08/05/13
Vanguard VIF Total Bond Market Index	8.32%	N/A	N/A	6.46%	07/02/18
American Century VP Capital Appreciation	35.58%	10.41%	12.57%	8.66%	01/03/89
American Funds Insurance Series New World	30.26%	7.80%	N/A	5.89%	08/05/13
Calvert VP SRI Balanced	24.00%	7.03%	8.66%	6.24%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.14%	07/01/19
DWS Capital Growth VIP	36.69%	13.64%	13.78%	9.20%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.19%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.36%	07/01/19
MFS VIT III Mid Cap Value	31.02%	N/A	N/A	10.13%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.46%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.65%	10.00%	12.01%	8.03%	07/01/05
PIMCO VIT Real Return	8.37%	2.18%	N/A	1.75%	08/05/13
T. Rowe Price Blue Chip Growth	29.79%	14.87%	N/A	15.43%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.12%	07/01/19

(h)

Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.30% excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.35%.Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Certain National Accounts—Tier 3 Reduced Separate Account Annual Expenses (i)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.79%	11.03%	12.82%	8.71%	02/05/93
Mutual of America Investment Corporation All America	27.85%	8.91%	11.51%	9.42%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.63%	4.55%	9.08%	6.94%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	26.15%	7.19%	10.96%	7.74%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.92%	N/A	N/A	1.05%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Mid Cap Value	26.53%	6.61%	9.70%	6.81%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.51%	8.34%	11.98%	8.79%	05/03/99
Mutual of America Investment Corporation Composite	18.90%	6.86%	8.20%	7.59%	01/01/85
Mutual of America Investment Corporation International	20.93%	5.22%	4.82%	1.18%	11/05/07
Mutual of America Investment Corporation Money Market	1.61%	0.44%	(0.12)%	2.74%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.62%	2.13%	2.72%	3.82%	02/05/93
Mutual of America Investment Corporation Bond	7.22%	2.79%	3.70%	5.71%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.41%	4.36%	5.39%	4.75%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.70%	4.89%	6.41%	5.01%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.88%	5.50%	7.12%	5.24%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	17.06%	6.17%	7.95%	5.59%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.32%	6.87%	8.87%	6.01%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.45%	7.40%	9.53%	6.41%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.12%	7.81%	9.99%	6.46%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.75%	7.82%	10.07%	6.54%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	24.04%	7.82%	10.05%	6.48%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.15%	7.79%	N/A	10.14%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.90%	N/A	N/A	10.20%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	24.03%	N/A	N/A	7.00%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.53%	4.97%	5.87%	5.04%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.68%	6.71%	8.19%	6.84%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.26%	7.50%	9.78%	8.01%	05/20/03
Fidelity VIP Equity-Income	27.06%	8.01%	10.60%	7.60%	05/01/95
Fidelity VIP Asset Manager	17.90%	5.32%	6.90%	6.06%	05/01/95
Fidelity VIP Contrafund	31.19%	9.92%	11.89%	10.08%	05/01/95
Fidelity VIP Mid Cap	23.08%	6.76%	10.04%	8.45%	07/01/05
Vanguard VIF Diversified Value	25.20%	6.85%	9.84%	6.73%	07/01/05
Vanguard VIF International	30.69%	10.09%	8.19%	7.75%	07/01/05
Vanguard VIF Real Estate Index	28.29%	6.71%	N/A	8.83%	08/05/13

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Vanguard VIF Total Bond Market Index	8.24%	N/A	N/A	6.36%	07/02/18
American Century VP Capital Appreciation	35.48%	10.32%	12.52%	8.64%	01/03/89
American Funds Insurance Series New World	30.16%	7.72%	N/A	5.83%	08/05/13
Calvert VP SRI Balanced	23.91%	6.95%	8.62%	6.23%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.11%	07/01/19
DWS Capital Growth VIP	36.59%	13.54%	13.73%	9.18%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.16%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.34%	07/01/19
MFS VIT III Mid Cap Value	30.92%	N/A	N/A	10.02%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.43%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.55%	9.91%	11.96%	8.00%	07/01/05
PIMCO VIT Real Return	8.28%	2.10%	N/A	1.68%	08/05/13
T. Rowe Price Blue Chip Growth	29.70%	14.77%	N/A	15.35%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.09%	07/01/19

(i)

Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.45%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Certain National Accounts—Tier 4 Reduced Separate Account Annual Expenses) (j)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.66%	11.03%	12.82%	8.66%	02/05/93
Mutual of America Investment Corporation All America	27.72%	8.91%	11.51%	9.38%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.51%	4.55%	9.07%	18.70%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	25.96%	7.19%	10.96%	7.65%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.79%	N/A	N/A	0.87%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	26.41%	6.61%	9.69%	6.73%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	25.38%	6.61%	9.69%	8.73%	05/03/99
Mutual of America Investment Corporation Composite	18.78%	6.86%	8.20%	7.56%	01/01/85
Mutual of America Investment Corporation International	20.41%	5.22%	4.82%	1.09%	11/05/07
Mutual of America Investment Corporation Money Market	1.51%	0.43%	(0.11)%	2.71%	01/01/85

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Mid-Term Bond	5.51%	2.13%	2.71%	3.78%	02/05/93
Mutual of America Investment Corporation Bond	7.11%	2.79%	3.69%	5.68%	01/01/85
Mutual of America Investment Corporation Retirement Income	11.30%	4.36%	5.39%	4.65%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.58%	4.89%	6.42%	4.91%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.77%	5.50%	7.11%	5.15%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	16.95%	6.17%	7.95%	5.50%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	19.20%	6.87%	8.87%	5.91%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	21.33%	7.40%	9.53%	6.31%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	23.00%	7.81%	9.98%	6.36%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.63%	7.82%	10.07%	6.44%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.92%	7.82%	10.05%	6.38%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	24.03%	7.79%	10.13%	9.98%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.78%	N/A	N/A	10.05%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	23.91%	N/A	N/A	6.88%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	13.42%	4.97%	5.86%	4.98%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.56%	6.71%	8.19%	6.77%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	22.13%	7.50%	9.78%	7.94%	05/20/03
Fidelity VIP Equity-Income	26.94%	8.01%	10.60%	7.55%	05/01/95
Fidelity VIP Asset Manager	17.78%	5.32%	6.39%	6.01%	05/01/95
Fidelity VIP Contrafund	31.06%	9.92%	11.89%	10.03%	05/01/95
Fidelity VIP Mid Cap	22.96%	6.75%	10.04%	8.36%	07/01/05
Vanguard VIF Diversified Value	25.07%	6.85%	9.83%	6.64%	07/01/05
Vanguard VIF International	30.56%	10.09%	8.19%	7.67%	07/01/05
Vanguard VIF Real Estate Index	28.17%	6.71%	N/A	8.69%	08/05/13
Vanguard VIF Total Bond Market Index	8.13%	N/A	N/A	6.24%	07/02/18
American Century VP Capital Appreciation	35.34%	10.32%	12.52%	8.60%	01/03/89
American Funds Insurance Series New World	30.03%	7.72%	N/A	5.69%	08/05/13
Calvert VP SRI Balanced	23.79%	6.95%	8.62%	6.19%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	9.08%	07/01/19
DWS Capital Growth VIP	36.46%	13.54%	13.73%	9.14%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	7.13%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.31%	07/01/19

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
MFS VIT III Mid Cap Value	30.79%	N/A	N/A	9.90%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.41%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	31.42%	9.91%	11.96%	7.92%	07/01/05
PIMCO VIT Real Return	8.18%	2.09%	N/A	1.57%	08/05/13
T. Rowe Price Blue Chip Growth	29.57%	14.77%	N/A	15.21%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	5.07%	07/01/19

(j)

Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.40%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.60%.Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Certain National Accounts—Tier 5 Reduced Separate Account Annual Expenses) (k)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	30.14%	10.35%	12.10%	8.38%	02/05/93
Mutual of America Investment Corporation All America	27.21%	8.24%	10.80%	9.16%	01/01/85
Mutual of America Investment Corporation Small Cap Value	18.04%	3.91%	8.38%	6.34%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	25.46%	6.53%	10.25%	7.13%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	21.31%	N/A	N/A	0.51%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	25.90%	5.96%	8.99%	6.21%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	24.88%	7.68%	11.26%	8.36%	05/03/99
Mutual of America Investment Corporation Composite	18.30%	6.20%	7.51%	7.17%	01/01/85
Mutual of America Investment Corporation International	19.93%	4.57%	4.15%	0.58%	11/05/07
Mutual of America Investment Corporation Money Market	1.10%	(0.19)%	(0.75)%	2.35%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	5.09%	1.50%	2.05%	3.50%	02/05/93
Mutual of America Investment Corporation Bond	6.68%	2.16%	3.03%	5.46%	01/01/85
Mutual of America Investment Corporation Retirement Income	10.85%	3.71%	4.71%	4.13%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	12.13%	4.24%	5.74%	4.38%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	14.31%	4.85%	6.43%	4.62%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2020 Retirement	16.48%	5.52%	7.26%	4.97%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	18.72%	6.21%	8.17%	5.38%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	20.84%	6.74%	8.83%	5.78%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	22.51%	7.14%	9.28%	5.83%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	23.14%	7.15%	9.36%	5.90%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	23.42%	7.15%	9.35%	5.84%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	23.53%	7.12%	9.41%	9.41%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	23.28%	N/A	N/A	9.60%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	23.41%	N/A	N/A	6.51%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	12.97%	4.32%	5.18%	4.53%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	18.09%	6.05%	7.50%	6.31%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	21.65%	6.84%	9.08%	7.48%	05/20/03
Fidelity VIP Equity-Income	26.43%	7.34%	9.89%	7.24%	05/01/95
Fidelity VIP Asset Manager	17.31%	4.67%	6.21%	5.71%	05/01/95
Fidelity VIP Contrafund	30.53%	9.24%	11.17%	9.72%	05/01/95
Fidelity VIP Mid Cap	22.47%	6.10%	9.33%	7.84%	07/01/05
Vanguard VIF Diversified Value	24.57%	6.19%	9.13%	6.13%	07/01/05
Vanguard VIF International	30.04%	9.42%	7.50%	7.15%	07/01/05
Vanguard VIF Real Estate Index	27.65%	6.05%	N/A	8.15%	08/05/13
Vanguard VIF Total Bond Market Index	7.70%	N/A	N/A	5.87%	07/02/18
American Century VP Capital Appreciation	34.80%	9.64%	11.80%	8.36%	01/03/89
American Funds Insurance Series New World	29.51%	7.05%	N/A	5.17%	08/05/13
Calvert VP SRI Balanced	23.29%	6.29%	7.92%	5.92%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.83%	07/01/19
DWS Capital Growth VIP	35.91%	12.84%	13.01%	8.89%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	6.89%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	8.06%	07/01/19
MFS VIT III Mid Cap Value	30.27%	N/A	N/A	9.51%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	10.15%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	30.90%	9.24%	11.25%	7.40%	07/01/05
PIMCO VIT Real Return	7.74%	1.47%	N/A	1.05%	08/05/13
T. Rowe Price Blue Chip Growth	29.05%	14.06%	N/A	14.63%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.83%	07/01/19

(k)

Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.85%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.95%. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (l)

For the Periods Ended December 31, 2019

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	29.17%	9.94%	11.89%	8.30%	02/05/93
Mutual of America Investment Corporation All America	26.26%	7.84%	10.59%	9.11%	01/01/85
Mutual of America Investment Corporation Small Cap Value	17.15%	3.53%	8.18%	6.20%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	24.52%	6.14%	10.05%	6.99%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	20.40%	N/A	N/A	-0.26%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	24.96%	5.57%	8.79%	6.08%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	23.95%	7.29%	11.06%	8.26%	05/03/99
Mutual of America Investment Corporation Composite	17.42%	5.81%	7.31%	7.11%	01/01/85
Mutual of America Investment Corporation International	19.04%	4.19%	3.96%	0.43%	11/05/07
Mutual of America Investment Corporation Money Market	0.35%	(0.54)%	(0.93)%	2.29%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	4.30%	1.13%	1.87%	3.43%	02/05/93
Mutual of America Investment Corporation Bond	5.88%	1.79%	2.84%	5.41%	01/01/85
Mutual of America Investment Corporation Retirement Income	10.02%	3.34%	4.52%	3.97%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	11.30%	3.87%	5.55%	4.22%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	13.46%	4.47%	6.23%	4.46%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	15.61%	5.13%	7.06%	4.81%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	17.83%	5.83%	7.97%	5.22%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	19.94%	6.35%	8.62%	5.62%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	21.59%	6.76%	9.08%	5.67%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	22.22%	6.76%	9.16%	5.74%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2045 Retirement	22.50%	6.77%	9.15%	5.68%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	22.61%	6.73%	N/A	9.14%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	22.36%	N/A	N/A	8.98%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	22.49%	N/A	N/A	5.69%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	12.12%	3.95%	4.99%	4.41%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	17.20%	5.67%	7.30%	6.19%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	20.74%	6.45%	8.88%	7.36%	05/20/03
Fidelity VIP Equity-Income	25.48%	6.95%	9.69%	7.16%	05/01/95
Fidelity VIP Asset Manager	16.43%	4.29%	6.02%	5.63%	05/01/95
Fidelity VIP Contrafund	29.55%	8.85%	10.97%	9.64%	05/01/95
Fidelity VIP Mid Cap	21.55%	5.71%	9.13%	7.70%	07/01/05
Vanguard VIF Diversified Value	23.64%	5.81%	8.93%	5.99%	07/01/05
Vanguard VIF International	29.07%	9.02%	7.30%	7.01%	07/01/05
Vanguard VIF Real Estate Index	26.70%	5.67%	N/A	7.84%	08/05/13
Vanguard VIF Total Bond Market Index	6.90%	N/A	N/A	5.06%	07/02/18
American Century VP Capital Appreciation	33.79%	9.24%	11.60%	8.29%	01/03/89
American Funds Insurance Series New World	28.54%	6.66%	N/A	4.86%	08/05/13
Calvert VP SRI Balanced	22.37%	5.90%	7.72%	5.85%	05/13/91
Delaware VIP Small Cap Value Series	N/A	N/A	N/A	8.39%	07/01/19
DWS Capital Growth VIP	34.89%	12.43%	12.80%	8.83%	01/03/89
Goldman Sachs VIT Small Cap Equity Insights	N/A	N/A	N/A	6.45%	07/01/19
Goldman Sachs VIT US Equity Insights	N/A	N/A	N/A	7.62%	07/01/19
MFS VIT III Mid Cap Value	29.30%	N/A	N/A	8.67%	07/02/18
Neuberger Berman AMT Sustainable Equity	N/A	N/A	N/A	9.70%	07/01/19
Invesco Oppenheimer V.I. Main Street Fund	29.92%	8.84%	11.04%	7.26%	07/01/05
PIMCO VIT Real Return	6.94%	1.11%	N/A	0.76%	08/05/13
T. Rowe Price Blue Chip Growth	28.08%	13.65%	N/A	14.30%	08/05/13
Victory RS Small Cap Growth Equity VIP Series	N/A	N/A	N/A	4.40%	07/01/19

(l)

Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 0.35%. All other contracts standard current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was -0.10%. The Tier 1 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 1.02%. The Tier 2 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 0.92%. The Tier 3 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 0.80%. The Tier 4 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.65%. The Tier 5 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.30%. The Certain National Accounts—Tier 2 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 0.97%. The Certain National Accounts—Tier 3 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven day period ended December 31, 2019 was 0.90%. The Certain National Accounts—Tier 4 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.85%. The Certain National Accounts—Tier 5 Reduced Fee current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was 0.40%. The VEC and Inactive Plan current yield of the Mutual of America Investment Corporation Money Market Fund of the Separate Account for the seven-day period ended December 31, 2019 was -0.40%. The Mutual of America Variable Insurance Portfolios Money Market Portfolio did not commence operations until 2020.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Subaccounts in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).

If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.

If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order (for all Contracts except FPA):

(a)	Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),

(b)	Mutual of America Investment Corporation Mid-Term Bond Fund,

(c)	Mutual of America Investment Corporation Bond Fund,

(d)	Mutual of America Investment Corporation Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Mutual of America Investment Corporation All America Fund,

(i)	Mutual of America Investment Corporation Equity Index Fund,

(j)	Mutual of America Investment Corporation Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	DWS Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Mutual of America Investment Corporation Conservative Allocation Fund,

(o)	Mutual of America Investment Corporation Moderate Allocation Fund,

(p)	Mutual of America Investment Corporation Aggressive Allocation Fund,

(q)	Mutual of America Investment Corporation Small Cap Value Fund,

(r)	Mutual of America Investment Corporation Small Cap Growth Fund,

(s)	Mutual of America Investment Corporation Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Invesco Oppenheimer V.I. Main Street Fund®,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Mutual of America Investment Corporation International Fund

(y)	Mutual of America Investment Corporation Retirement Income Fund,

(z)	Mutual of America Investment Corporation 2010 Retirement Fund,

(aa)	Mutual of America Investment Corporation 2015 Retirement Fund,

(bb)	Mutual of America Investment Corporation 2020 Retirement Fund,

(cc)	Mutual of America Investment Corporation 2025 Retirement Fund,

(dd)	Mutual of America Investment Corporation 2030 Retirement Fund,

(ee)	Mutual of America Investment Corporation 2035 Retirement Fund,

(ff)	Mutual of America Investment Corporation 2040 Retirement Fund,

(gg)	Mutual of America Investment Corporation 2045 Retirement Fund,

(hh)	Mutual of America Investment Corporation 2050 Retirement Fund,

(ii)	Mutual of America Investment Corporation 2055 Retirement Fund,

(jj)	Mutual of America Investment Corporation 2060 Retirement Fund,

(kk)	Mutual of America Investment Corporation 2065 Retirement Fund,

(ll)	American Funds Insurance Series New World Fund®,

(mm)	PIMCO VIT Real Return Portfolio,

(nn)	T. Rowe Price Blue Chip Growth Portfolio,

(oo)	Vanguard VIF Real Estate Index Portfolio,

(pp)	Mutual of America Investment Corporation Small Cap Equity Index Fund,

(qq)	MFS VIT III Mid Cap Value Portfolio,

(rr)	Vanguard Total Bond Market Index Portfolio,

(ss)	Delaware VIP® Small Cap Value Series,

(tt)	Goldman Sachs VIT Small Cap Equity Insights Fund,

(uu)	Goldman Sachs VIT US Equity Insights Fund,

(vv) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and

(ww)	Victory RS Small Cap Growth Equity VIP Series.

For FPA Contracts, if you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order:

(a)	Mutual of America Variable Insurance Portfolios Money Market Fund (except if redemption of shares has been suspended),

(b)	Mutual of America Variable Insurance Portfolios Mid-Term Bond Fund,

(c)	Mutual of America Variable Insurance Portfolios Bond Fund,

(d)	Fidelity VIP Asset Manager Portfolio,

(e)	Calvert VP SRI Balanced Portfolio,

(f)	Fidelity VIP Equity-Income Portfolio,

(g)	Mutual of America Variable Insurance Portfolios All America Fund,

(h)	Mutual of America Variable Insurance Portfolios Equity Index Fund,

(i)	Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Fund,

(j)	Fidelity VIP Contrafund® Portfolio,

(k)	DWS Capital Growth VIP,

(l)	American Century VP Capital Appreciation Fund,

(m)	Mutual of America Variable Insurance Portfolios Conservative Allocation Fund,

(n)	Mutual of America Variable Insurance Portfolios Moderate Allocation Fund,

(o)	Mutual of America Variable Insurance Portfolios Aggressive Allocation Fund,

(p)	Mutual of America Variable Insurance Portfolios Small Cap Value Fund,

(q)	Mutual of America Variable Insurance Portfolios Small Cap Growth Fund,

(r)	Mutual of America Variable Insurance Portfolios Mid Cap Value Fund,

(s)	Fidelity VIP Mid Cap Portfolio,

(t)	Invesco Oppenheimer V.I. Main Street Fund®,

(u)	Vanguard VIF Diversified Value Portfolio,

(v)	Vanguard VIF International Portfolio,

(w)	Mutual of America Variable Insurance Portfolios International Fund

(x)	Mutual of America Variable Insurance Portfolios Retirement Income Fund,

(y)	Mutual of America Variable Insurance Portfolios 2010 Retirement Fund,

(z)	Mutual of America Variable Insurance Portfolios 2015 Retirement Fund,

(aa)	Mutual of America Variable Insurance Portfolios 2020 Retirement Fund,

(bb)	Mutual of America Variable Insurance Portfolios 2025 Retirement Fund,

(cc)	Mutual of America Variable Insurance Portfolios 2030 Retirement Fund,

(dd)	Mutual of America Variable Insurance Portfolios 2035 Retirement Fund,

(ee)	Mutual of America Variable Insurance Portfolios 2040 Retirement Fund,

(ff)	Mutual of America Variable Insurance Portfolios 2045 Retirement Fund,

(gg)	Mutual of America Variable Insurance Portfolios 2050 Retirement Fund,

(hh)	Mutual of America Variable Insurance Portfolios 2055 Retirement Fund,

(ii)	Mutual of America Variable Insurance Portfolios 2060 Retirement Fund,

(jj)	American Funds Insurance Series New World Fund®,

(kk)	PIMCO VIT Real Return Portfolio,

(ll)	T. Rowe Price Blue Chip Growth Portfolio,

(mm)	Vanguard VIF Real Estate Index Portfolio,

(nn)	Mutual of America Variable Insurance Portfolios Small Cap Equity Index Fund,

(oo)	MFS VIT III Mid Cap Value Portfolio,

(pp)	Vanguard Total Bond Market Index Portfolio,

(qq)	Delaware VIP® Small Cap Value Series,

(rr)	Goldman Sachs VIT Small Cap Equity Insights Fund,

(ss)	Goldman Sachs VIT US Equity Insights Fund,

(tt)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and

(uu)	Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Value, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•

the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Subaccount;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Subaccount; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

The statement we send to you also will specify your Account Value available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2019 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2019 and 2018, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2019, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 16, 2020, covering the December 31, 2019, 2018 and 2017 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2019 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2019 and 2018, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2019, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 16, 2020, covering the December 31, 2019, 2018 and 2017 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2019 are included as follows:

Financial Statements of Mutual of America for 2019, 2018 and 2017 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2019, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights for each of the years or periods indicated in Note 4 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2019, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002.

New York, New York

April 27, 2020

Appendix

Statement of operations for the year ended December 31, 2019 and the statements of changes in net assets for each of the years in the two-year period then ended.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund*

Mid Cap Value Fund

Mid-Cap Equity Index Fund

Composite Fund

International Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund*

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS

VIP Equity-Income Portfolio

VIP Asset Manager Portfolio

VIP Contrafund Portfolio

VIP Mid Cap Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

VIF Diversified Value Portfolio

VIF International Portfolio

VIF Real Estate Index Portfolio

VIF Total Bond Market Index Portfolio*

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund

AMERICAN FUNDS INSURANCE SERIES

New World Fund

CALVERT VARIABLE SERIES, INC.

VP SRI Balanced Portfolio

DEUTSCHE DWS VARIABLE SERIES I

Capital Growth VIP

INVESCO VARIABLE INSURANCE FUNDS

V.I. Main Street Fund

PIMCO VARIABLE INSURANCE TRUST

VIT Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio

MFS VARIABLE INVESTMENT TRUST III

MFS VIT III Mid Cap Value Portfolio*

* Statement of operations for the year ended December 31, 2019 and the statements of changes in net assets for the year ended December 31, 2019 and for the period from July 2, 2018 (commencement of operations) to December 31, 2018 for these subaccounts.

Statement of operations and the statement of changes in net assets for the period from July 1, 2019 (commencement of operations) to December 31, 2019.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

VIT Small Cap Equity Insights Fund

VIT US Equity Insights Fund

DELAWARE VIP TRUST

VIP Small Cap Value Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Sustainable Equity Portfolio

VICTORY VARIABLE INSURANCE FUNDS

RS Small Cap Growth Equity VIP Series

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Equity Index Fund—$485,310,262
All America Fund—$219,477,546
Small Cap Value Fund—$143,754,843
Small Cap Growth Fund—$200,049,211)

(Notes 1 and 2)	$856,215,259	$252,946,717	$164,618,047	$228,333,907
Due From (To) Mutual of America General Account	(18,234)	(10,725)	(2,479)	(1,168)

Net Assets	$856,197,025	$252,935,992	$164,615,568	$228,332,739

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$206,996,475	$63,056,270	$29,986,228	$44,126,406

Tier 1 Reduced Fee Units(1)	$84,156,545	$26,996,054	$18,827,325	$25,715,538

Certain National Accounts—Tier 2 Reduced Fee Units	$464,134	$148,537	$116,090	$156,261

Tier 2 Reduced Fee Units	$48,291,737	$7,709,015	$7,565,362	$10,641,623

Certain National Accounts—Tier 3 Reduced Fee Units	$15,133,193	$3,136,098	$2,848,946	$4,196,360

Certain National Accounts—Tier 4 Reduced Fee Units	$5,754,861	$832,695	$1,179,283	$1,398,663

Tier 3 Reduced Fee Units	$212,927,222	$50,762,158	$43,350,512	$57,842,047

Tier 4 Reduced Fee Units	$98,476,758	$25,290,066	$18,120,563	$26,704,658

Certain National Accounts—Tier 5 Reduced Fee Units	$2,935,468	$265,793	$359,230	$585,128

Tier 5 Reduced Fee Units	$42,653,915	$7,707,451	$7,728,385	$11,204,026

Standard Units(2)	$64,246,382	$20,137,105	$14,743,897	$20,570,224

Inactive and Voluntary Employee Contribution Units	$74,160,335	$46,894,750	$19,789,747	$25,191,805

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	23,671,589	2,768,377	12,263,684	16,198,943

Tier 1 Reduced Fee Units(1)	8,835,110	1,088,026	7,067,871	8,665,424

Certain National Accounts—Tier 2 Reduced Fee Units	48,838	6,000	43,680	52,776

Tier 2 Reduced Fee Units	5,082,781	311,489	2,847,305	3,595,035

Certain National Accounts—Tier 3 Reduced Fee Units	1,592,792	126,717	1,072,232	1,417,646

Certain National Accounts—Tier 4 Reduced Fee Units	608,042	33,776	445,566	474,359

Tier 3 Reduced Fee Units	22,503,008	2,059,533	16,383,240	19,622,320

Tier 4 Reduced Fee Units	10,527,251	1,037,893	6,928,746	9,165,882

Certain National Accounts—Tier 5 Reduced Fee Units	336,664	11,703	147,348	215,429

Tier 5 Reduced Fee Units	4,894,398	339,537	3,171,622	4,127,140

Standard Units(2)	7,446,345	896,040	6,111,622	7,653,576

Inactive and Voluntary Employee Contribution Units	8,659,782	2,102,309	8,264,606	9,443,522

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.745	$22.777	$2.445	$2.724

Tier 1 Reduced Fee Units(1)	$9.525	$24.812	$2.664	$2.968

Certain National Accounts—Tier 2 Reduced Fee Units	$9.503	$24.755	$2.658	$2.961

Tier 2 Reduced Fee Units	$9.501	$24.749	$2.657	$2.960

Certain National Accounts—Tier 3 Reduced Fee Units	$9.501	$24.749	$2.657	$2.960

Certain National Accounts—Tier 4 Reduced Fee Units	$9.465	$24.654	$2.647	$2.949

Tier 3 Reduced Fee Units	$9.462	$24.647	$2.646	$2.948

Tier 4 Reduced Fee Units	$9.354	$24.367	$2.615	$2.913

Certain National Accounts—Tier 5 Reduced Fee Units	$8.719	$22.711	$2.438	$2.716

Tier 5 Reduced Fee Units	$8.715	$22.700	$2.437	$2.715

Standard Units(2)	$8.628	$22.473	$2.412	$2.688

Inactive and Voluntary Employee Contribution Units	$8.564	$22.306	$2.395	$2.668

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Small Cap Equity Index Fund—$11,724,829
Mid Cap Value Fund—$49,807,737
Mid-Cap Equity Index Fund—$368,418,828
Composite Fund—$155,721,413)

(Notes 1 and 2)	$12,281,069	$56,897,297	$469,264,793	$170,582,423
Due From (To) Mutual of America General Account	82	(425)	(7,072)	(9,465)

Net Assets	$12,281,151	$56,896,872	$469,257,721	$170,572,958

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,114,776	$10,057,926	$117,578,274	$45,892,397

Tier 1 Reduced Fee Units(1)	$690,698	$8,239,396	$46,260,564	$14,826,621

Certain National Accounts—Tier 2 Reduced Fee Units	$19,630	$60,637	$304,308	$24,777

Tier 2 Reduced Fee Units	$1,083,926	$3,397,827	$25,126,529	$5,156,304

Certain National Accounts—Tier 3 Reduced Fee Units	$246,679	$794,526	$8,324,715	$2,628,238

Certain National Accounts—Tier 4 Reduced Fee Units	$180,911	$621,300	$3,524,669	$1,703,009

Tier 3 Reduced Fee Units	$3,937,300	$14,245,449	$117,221,594	$38,252,372

Tier 4 Reduced Fee Units	$1,381,766	$8,148,417	$57,339,779	$16,061,949

Certain National Accounts—Tier 5 Reduced Fee Units	$21,202	$127,816	$1,287,560	$442,053

Tier 5 Reduced Fee Units	$600,253	$2,602,699	$21,449,953	$7,291,902

Standard Units(2)	$878,521	$5,584,362	$36,234,859	$12,565,829

Inactive and Voluntary Employee Contribution Units	$125,489	$3,016,517	$34,604,917	$25,727,507

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	309,191	4,185,301	22,302,467	3,842,577

Tier 1 Reduced Fee Units(1)	67,894	3,147,356	8,055,632	1,139,666

Certain National Accounts—Tier 2 Reduced Fee Units	1,932	23,216	53,112	1,909

Tier 2 Reduced Fee Units	106,710	1,301,234	4,386,569	397,356

Certain National Accounts—Tier 3 Reduced Fee Units	24,285	304,272	1,453,322	202,538

Certain National Accounts—Tier 4 Reduced Fee Units	17,832	238,851	617,719	131,735

Tier 3 Reduced Fee Units	388,189	5,477,888	20,549,002	2,959,746

Tier 4 Reduced Fee Units	136,541	3,169,769	10,168,438	1,256,794

Certain National Accounts—Tier 5 Reduced Fee Units	2,105	53,341	244,939	37,120

Tier 5 Reduced Fee Units	59,629	1,086,737	4,082,614	612,631

Standard Units(2)	87,799	2,355,193	6,966,109	1,066,360

Inactive and Voluntary Employee Contribution Units	12,598	1,281,727	6,702,597	2,199,590

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.074	$2.403	$5.272	$11.943

Tier 1 Reduced Fee Units(1)	$10.173	$2.618	$5.743	$13.010

Certain National Accounts—Tier 2 Reduced Fee Units	$10.160	$2.612	$5.730	$12.980

Tier 2 Reduced Fee Units	$10.158	$2.611	$5.728	$12.977

Certain National Accounts—Tier 3 Reduced Fee Units	$10.158	$2.611	$5.728	$12.977

Certain National Accounts—Tier 4 Reduced Fee Units	$10.145	$2.601	$5.706	$12.927

Tier 3 Reduced Fee Units	$10.143	$2.601	$5.704	$12.924

Tier 4 Reduced Fee Units	$10.120	$2.571	$5.639	$12.780

Certain National Accounts—Tier 5 Reduced Fee Units	$10.072	$2.396	$5.257	$11.909

Tier 5 Reduced Fee Units	$10.066	$2.395	$5.254	$11.903

Standard Units(2)	$10.006	$2.371	$5.202	$11.784

Inactive and Voluntary Employee Contribution Units	$9.961	$2.353	$5.163	$11.697

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: International Fund—$23,802,548 Money Market Fund—$45,618,754 Mid-Term Bond Fund—$93,022,332 Bond Fund—$213,239,778)
(Notes 1 and 2)	$27,938,607	$46,737,337	$97,766,395	$225,900,830
Due From (To) Mutual of America General Account	(147)	(9,673)	(7,810)	(12,786)

Net Assets	$27,938,460	$46,727,664	$97,758,585	$225,888,044

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,358,022	$1,439,326	$14,821,027	$36,635,284

Tier 1 Reduced Fee Units(1)	$3,610,926	$5,711,703	$11,097,352	$23,319,506

Certain National Accounts—Tier 2 Reduced Fee Units	$45,341	$58,696	$54,247	$68,177

Tier 2 Reduced Fee Units	$2,530,821	$3,140,205	$5,693,336	$12,108,525

Certain National Accounts—Tier 3 Reduced Fee Units	$718,530	$1,011,936	$2,196,123	$6,017,825

Certain National Accounts—Tier 4 Reduced Fee Units	$292,834	$312,427	$754,484	$1,886,861

Tier 3 Reduced Fee Units	$8,107,488	$13,727,241	$31,084,108	$71,216,231

Tier 4 Reduced Fee Units	$4,960,244	$6,501,175	$11,613,347	$29,221,826

Certain National Accounts—Tier 5 Reduced Fee Units	$160,730	$205,704	$149,451	$445,756

Tier 5 Reduced Fee Units	$1,732,062	$3,460,058	$4,511,954	$11,193,731

Standard Units(2)	$2,538,945	$5,638,321	$7,817,074	$16,530,557

Inactive and Voluntary Employee Contribution Units	$882,517	$5,520,872	$7,966,082	$17,243,765

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,191,501	604,588	5,855,295	5,380,126

Tier 1 Reduced Fee Units(1)	3,109,849	2,202,016	4,024,616	3,143,562

Certain National Accounts—Tier 2 Reduced Fee Units	39,139	22,681	19,719	9,212

Tier 2 Reduced Fee Units	2,185,194	1,213,722	2,070,060	1,636,452

Certain National Accounts—Tier 3 Reduced Fee Units	620,402	391,124	798,496	813,301

Certain National Accounts—Tier 4 Reduced Fee Units	253,821	121,210	275,357	255,967

Tier 3 Reduced Fee Units	7,029,115	5,327,035	11,347,381	9,663,470

Tier 4 Reduced Fee Units	4,350,347	2,551,448	4,285,692	4,008,877

Certain National Accounts—Tier 5 Reduced Fee Units	149,813	86,653	59,212	65,649

Tier 5 Reduced Fee Units	1,615,256	1,458,304	1,788,534	1,649,415

Standard Units(2)	2,391,578	2,400,343	3,129,943	2,460,374

Inactive and Voluntary Employee Contribution Units	837,509	2,367,874	3,213,363	2,585,632

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.076	$2.381	$2.531	$6.809

Tier 1 Reduced Fee Units(1)	$1.161	$2.594	$2.757	$7.418

Certain National Accounts—Tier 2 Reduced Fee Units	$1.158	$2.588	$2.751	$7.401

Tier 2 Reduced Fee Units	$1.158	$2.587	$2.750	$7.399

Certain National Accounts—Tier 3 Reduced Fee Units	$1.158	$2.587	$2.750	$7.399

Certain National Accounts—Tier 4 Reduced Fee Units	$1.154	$2.578	$2.740	$7.372

Tier 3 Reduced Fee Units	$1.153	$2.577	$2.739	$7.370

Tier 4 Reduced Fee Units	$1.140	$2.548	$2.710	$7.289

Certain National Accounts—Tier 5 Reduced Fee Units	$1.073	$2.374	$2.524	$6.790

Tier 5 Reduced Fee Units	$1.072	$2.373	$2.523	$6.786

Standard Units(2)	$1.062	$2.349	$2.498	$6.719

Inactive and Voluntary Employee Contribution Units	$1.054	$2.332	$2.479	$6.669

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Retirement Income Fund—$75,635,311
2010 Retirement Fund—$17,805,264
2015 Retirement Fund—$101,714,259
2020 Retirement Fund—$356,489,835)

(Notes 1 and 2)	$79,300,275	$18,006,914	$106,397,422	$403,645,436

Due From (To) Mutual of America General Account	(4,621)	(454)	(2,826)	(10,431)

Net Assets	$79,295,654	$18,006,460	$106,394,596	$403,635,005

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14,724,115	$4,029,152	$29,215,446	$74,897,169

Tier 1 Reduced Fee Units(1)	$10,763,177	$2,521,380	$14,070,514	$54,871,484

Certain National Accounts—Tier 2 Reduced Fee Units	$13,615	$1,030	$3,452	$75,179

Tier 2 Reduced Fee Units	$5,736,106	$894,403	$9,166,871	$30,562,233

Certain National Accounts—Tier 3 Reduced Fee Units	$3,076,107	$843,207	$3,495,226	$17,690,470

Certain National Accounts—Tier 4 Reduced Fee Units	$2,135,136	$397,412	$1,396,929	$6,249,010

Tier 3 Reduced Fee Units	$19,082,795	$3,334,420	$22,471,703	$104,304,526

Tier 4 Reduced Fee Units	$12,796,683	$2,103,141	$13,102,448	$55,892,203

Certain National Accounts—Tier 5 Reduced Fee Units	$574,617	$99,784	$616,568	$3,196,797

Tier 5 Reduced Fee Units	$4,766,207	$1,865,160	$4,769,820	$24,756,076

Standard Units(2)	$4,826,525	$1,374,353	$4,982,795	$23,438,184

Inactive and Voluntary Employee Contribution Units	$800,571	$543,018	$3,102,824	$7,701,674

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	8,983,081	2,415,961	17,139,442	42,523,124

Tier 1 Reduced Fee Units(1)	6,084,459	1,400,900	7,648,336	28,866,601

Certain National Accounts—Tier 2 Reduced Fee Units	7,714	574	1,881	39,641

Tier 2 Reduced Fee Units	3,250,948	498,205	4,995,619	16,119,253

Certain National Accounts—Tier 3 Reduced Fee Units	1,743,389	469,687	1,904,774	9,330,378

Certain National Accounts—Tier 4 Reduced Fee Units	1,214,645	222,202	764,148	3,308,380

Tier 3 Reduced Fee Units	10,858,675	1,864,826	12,295,563	55,235,362

Tier 4 Reduced Fee Units	7,365,905	1,189,907	7,252,850	29,944,797

Certain National Accounts—Tier 5 Reduced Fee Units	351,577	60,005	362,758	1,820,240

Tier 5 Reduced Fee Units	2,917,672	1,122,183	2,807,740	14,103,093

Standard Units(2)	2,984,369	835,225	2,962,669	13,486,870

Inactive and Voluntary Employee Contribution Units	498,708	332,466	1,858,631	4,464,770

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.639	$1.668	$1.705	$1.761

Tier 1 Reduced Fee Units(1)	$1.769	$1.800	$1.840	$1.901

Certain National Accounts—Tier 2 Reduced Fee Units	$1.765	$1.796	$1.835	$1.896

Tier 2 Reduced Fee Units	$1.764	$1.795	$1.835	$1.896

Certain National Accounts—Tier 3 Reduced Fee Units	$1.764	$1.795	$1.835	$1.896

Certain National Accounts—Tier 4 Reduced Fee Units	$1.758	$1.789	$1.828	$1.889

Tier 3 Reduced Fee Units	$1.757	$1.788	$1.828	$1.888

Tier 4 Reduced Fee Units	$1.737	$1.767	$1.807	$1.867

Certain National Accounts—Tier 5 Reduced Fee Units	$1.634	$1.663	$1.700	$1.756

Tier 5 Reduced Fee Units	$1.634	$1.662	$1.699	$1.755

Standard Units(2)	$1.617	$1.645	$1.682	$1.738

Inactive and Voluntary Employee Contribution Units	$1.605	$1.633	$1.669	$1.725

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2025 Retirement Fund—$505,289,605
2030 Retirement Fund—$448,143,447
2035 Retirement Fund—$354,016,061
2040 Retirement Fund—$291,023,769)

(Notes 1 and 2)	$589,954,863	$531,297,324	$427,830,984	$354,977,323

Due From (To) Mutual of America General Account	(16,159)	(17,884)	(18,251)	(18,569)

Net Assets	$589,938,704	$531,279,440	$427,812,733	$354,958,754

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$85,602,569	$54,083,153	$33,126,546	$25,189,841

Tier 1 Reduced Fee Units(1)	$80,175,068	$75,356,247	$57,217,355	$40,355,714

Certain National Accounts—Tier 2 Reduced Fee Units	$98,683	$43,028	$277,453	$90,203

Tier 2 Reduced Fee Units	$42,069,451	$41,108,763	$28,664,129	$25,439,752

Certain National Accounts—Tier 3 Reduced Fee Units	$23,227,780	$19,442,738	$19,508,800	$15,030,724

Certain National Accounts—Tier 4 Reduced Fee Units	$12,259,707	$8,995,229	$6,722,535	$4,351,960

Tier 3 Reduced Fee Units	$170,485,796	$151,443,796	$131,748,682	$112,784,847

Tier 4 Reduced Fee Units	$87,061,625	$93,510,763	$71,983,628	$60,568,161

Certain National Accounts—Tier 5 Reduced Fee Units	$5,001,644	$4,163,105	$3,582,022	$2,544,270

Tier 5 Reduced Fee Units	$34,128,450	$34,053,891	$29,203,592	$26,980,470

Standard Units(2)	$40,324,069	$41,457,275	$38,725,119	$33,679,485

Inactive and Voluntary Employee Contribution Units	$9,503,862	$7,621,452	$7,052,872	$7,943,327

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	45,759,474	27,497,135	16,595,784	12,634,923

Tier 1 Reduced Fee Units(1)	39,710,620	35,498,849	26,560,824	18,756,229

Certain National Accounts—Tier 2 Reduced Fee Units	48,990	20,316	129,093	42,020

Tier 2 Reduced Fee Units	20,890,165	19,415,030	13,340,231	11,853,989

Certain National Accounts—Tier 3 Reduced Fee Units	11,534,074	9,182,503	9,079,359	7,003,765

Certain National Accounts—Tier 4 Reduced Fee Units	6,110,873	4,264,542	3,140,607	2,035,595

Tier 3 Reduced Fee Units	85,000,605	71,816,244	61,565,553	52,767,705

Tier 4 Reduced Fee Units	43,917,263	44,865,103	34,033,621	28,670,640

Certain National Accounts—Tier 5 Reduced Fee Units	2,681,355	2,122,738	1,799,729	1,279,874

Tier 5 Reduced Fee Units	18,305,404	17,372,653	14,680,365	13,579,302

Standard Units(2)	21,846,391	21,362,440	19,662,821	17,121,676

Inactive and Voluntary Employee Contribution Units	5,187,360	3,956,583	3,607,890	4,068,356

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.871	$1.967	$1.996	$1.994

Tier 1 Reduced Fee Units(1)	$2.019	$2.123	$2.154	$2.152

Certain National Accounts—Tier 2 Reduced Fee Units	$2.014	$2.118	$2.149	$2.147

Tier 2 Reduced Fee Units	$2.014	$2.117	$2.149	$2.146

Certain National Accounts—Tier 3 Reduced Fee Units	$2.014	$2.117	$2.149	$2.146

Certain National Accounts—Tier 4 Reduced Fee Units	$2.006	$2.109	$2.141	$2.138

Tier 3 Reduced Fee Units	$2.006	$2.109	$2.140	$2.137

Tier 4 Reduced Fee Units	$1.982	$2.084	$2.115	$2.113

Certain National Accounts—Tier 5 Reduced Fee Units	$1.865	$1.961	$1.990	$1.988

Tier 5 Reduced Fee Units	$1.864	$1.960	$1.989	$1.987

Standard Units(2)	$1.846	$1.941	$1.969	$1.967

Inactive and Voluntary Employee Contribution Units	$1.832	$1.926	$1.955	$1.952

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2045 Retirement Fund—$316,227,267
2050 Retirement Fund—$224,271,356
2055 Retirement Fund—$76,028,514
2060 Retirement Fund—$15,136,177)

(Notes 1 and 2)	$389,464,064	$259,409,683	$82,946,461	$16,403,415

Due From (To) Mutual of America General Account	(47,624)	(28,256)	(17,864)	(4,476)

Net Assets	$389,416,440	$259,381,427	$82,928,597	$16,398,939

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$20,363,354	$10,399,550	$3,611,537	$1,185,966

Tier 1 Reduced Fee Units(1)	$44,446,015	$26,616,820	$7,396,833	$1,045,688

Certain National Accounts—Tier 2 Reduced Fee Units	$179,049	$120,859	$131,234	$5,601

Tier 2 Reduced Fee Units	$29,805,276	$20,466,987	$6,206,322	$969,277

Certain National Accounts—Tier 3 Reduced Fee Units	$15,365,373	$10,445,755	$3,668,770	$880,982

Certain National Accounts—Tier 4 Reduced Fee Units	$6,552,402	$4,191,601	$1,061,659	$317,633

Tier 3 Reduced Fee Units	$127,959,508	$88,045,843	$26,298,555	$4,986,006

Tier 4 Reduced Fee Units	$67,698,326	$47,643,352	$16,979,702	$3,044,468

Certain National Accounts—Tier 5 Reduced Fee Units	$2,876,758	$1,922,837	$626,803	$102,321

Tier 5 Reduced Fee Units	$26,876,920	$20,738,556	$6,679,861	$1,281,222

Standard Units(2)	$37,955,664	$26,276,297	$10,120,352	$2,574,571

Inactive and Voluntary Employee Contribution Units	$9,337,795	$2,512,970	$146,969	$5,204

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,306,207	5,400,133	2,673,899	107,914

Tier 1 Reduced Fee Units(1)	20,843,218	13,133,181	5,366,297	94,222

Certain National Accounts—Tier 2 Reduced Fee Units	84,159	59,771	95,426	505

Tier 2 Reduced Fee Units	14,013,120	10,124,483	4,514,007	87,470

Certain National Accounts—Tier 3 Reduced Fee Units	7,224,118	5,167,242	2,668,385	79,502

Certain National Accounts—Tier 4 Reduced Fee Units	3,092,471	2,081,428	774,275	28,699

Tier 3 Reduced Fee Units	60,407,268	43,732,212	19,184,485	450,612

Tier 4 Reduced Fee Units	32,335,799	23,911,871	12,447,394	275,769

Certain National Accounts—Tier 5 Reduced Fee Units	1,460,214	1,001,361	465,406	9,313

Tier 5 Reduced Fee Units	13,649,391	10,805,614	4,962,392	116,668

Standard Units(2)	19,469,844	13,828,873	7,593,963	235,858

Inactive and Voluntary Employee Contribution Units	4,825,784	1,332,431	111,106	479

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.976	$1.926	$1.351	$10.990

Tier 1 Reduced Fee Units(1)	$2.132	$2.027	$1.378	$11.098

Certain National Accounts—Tier 2 Reduced Fee Units	$2.128	$2.022	$1.375	$11.084

Tier 2 Reduced Fee Units	$2.127	$2.022	$1.375	$11.081

Certain National Accounts—Tier 3 Reduced Fee Units	$2.127	$2.022	$1.375	$11.081

Certain National Accounts—Tier 4 Reduced Fee Units	$2.119	$2.014	$1.371	$11.068

Tier 3 Reduced Fee Units	$2.118	$2.013	$1.371	$11.065

Tier 4 Reduced Fee Units	$2.094	$1.992	$1.364	$11.040

Certain National Accounts—Tier 5 Reduced Fee Units	$1.970	$1.920	$1.347	$10.987

Tier 5 Reduced Fee Units	$1.969	$1.919	$1.346	$10.982

Standard Units(2)	$1.949	$1.900	$1.333	$10.916

Inactive and Voluntary Employee Contribution Units	$1.935	$1.886	$1.323	$10.867

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Conservative Allocation Fund—$118,484,713 Moderate Allocation Fund—$267,401,166 Aggressive Allocation Fund—$192,384,301)
(Notes 1 and 2)	$127,094,974	$316,642,468	$234,799,369

Due From (To) Mutual of America General Account	(4,312)	(8,785)	(6,193)

Net Assets	$127,090,662	$316,633,683	$234,793,176

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$32,473,198	$55,545,562	$27,174,977

Tier 1 Reduced Fee Units(1)	$11,749,383	$33,043,455	$26,401,017

Certain National Accounts—Tier 2 Reduced Fee Units	$17,945	$96,011	$167,341

Tier 2 Reduced Fee Units	$6,571,366	$20,045,305	$14,589,997

Certain National Accounts—Tier 3 Reduced Fee Units	$3,787,426	$9,099,154	$5,693,173

Certain National Accounts—Tier 4 Reduced Fee Units	$1,749,733	$3,385,124	$3,024,662

Tier 3 Reduced Fee Units	$29,179,200	$87,014,399	$71,536,535

Tier 4 Reduced Fee Units	$19,612,615	$44,017,166	$31,377,638

Certain National Accounts—Tier 5 Reduced Fee Units	$951,661	$2,582,810	$1,029,852

Tier 5 Reduced Fee Units	$5,894,628	$20,301,141	$16,115,907

Standard Units(2)	$10,821,298	$28,747,833	$23,769,057

Inactive and Voluntary Employee Contribution Units	$4,282,209	$12,755,723	$13,913,020

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	15,509,705	20,024,234	8,173,041

Tier 1 Reduced Fee Units(1)	5,151,081	10,936,073	7,289,899

Certain National Accounts—Tier 2 Reduced Fee Units	7,886	31,849	46,313

Tier 2 Reduced Fee Units	2,888,320	6,651,177	4,038,899

Certain National Accounts—Tier 3 Reduced Fee Units	1,664,692	3,019,165	1,576,022

Certain National Accounts—Tier 4 Reduced Fee Units	771,969	1,127,469	840,495

Tier 3 Reduced Fee Units	12,876,912	28,988,875	19,883,698

Tier 4 Reduced Fee Units	8,749,979	14,828,348	8,820,450

Certain National Accounts—Tier 5 Reduced Fee Units	455,835	933,789	310,629

Tier 5 Reduced Fee Units	2,824,897	7,343,422	4,863,445

Standard Units(2)	5,238,174	10,503,579	7,245,263

Inactive and Voluntary Employee Contribution Units	2,088,324	4,695,325	4,272,667

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.094	$2.774	$3.325

Tier 1 Reduced Fee Units(1)	$2.281	$3.022	$3.622

Certain National Accounts—Tier 2 Reduced Fee Units	$2.276	$3.015	$3.613

Tier 2 Reduced Fee Units	$2.275	$3.014	$3.612

Certain National Accounts—Tier 3 Reduced Fee Units	$2.275	$3.014	$3.612

Certain National Accounts—Tier 4 Reduced Fee Units	$2.267	$3.002	$3.599

Tier 3 Reduced Fee Units	$2.266	$3.002	$3.598

Tier 4 Reduced Fee Units	$2.241	$2.968	$3.557

Certain National Accounts—Tier 5 Reduced Fee Units	$2.088	$2.766	$3.315

Tier 5 Reduced Fee Units	$2.087	$2.765	$3.314

Standard Units(2)	$2.066	$2.737	$3.281

Inactive and Voluntary Employee Contribution Units	$2.051	$2.717	$3.256

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio

Investments in Fidelity VIP Portfolios
at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$237,347,083
Fidelity VIP Asset Manager Portfolio—$129,172,605
Fidelity VIP Contrafund Portfolio—$535,409,324
Fidelity VIP Mid Cap Portfolio—$160,892,281)

(Notes 1 and 2)	$264,518,754	$133,610,776	$708,411,297	$167,913,652

Due From (To) Mutual of America General Account	(11,831)	(9,633)	(13,943)	(1,292)

Net Assets	$264,506,923	$133,601,143	$708,397,354	$167,912,360

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$45,945,926	$19,563,635	$154,655,699	$30,636,069

Tier 1 Reduced Fee Units(1)	$31,580,329	$14,518,235	$81,824,758	$21,199,120

Certain National Accounts—Tier 2 Reduced Fee Units	$216,272	$175,145	$509,689	$109,323

Tier 2 Reduced Fee Units	$11,828,980	$8,250,021	$34,961,957	$10,475,833

Certain National Accounts—Tier 3 Reduced Fee Units	$4,411,077	$3,229,195	$11,662,843	$3,171,260

Certain National Accounts—Tier 4 Reduced Fee Units	$1,885,077	$1,514,606	$5,421,000	$1,902,873

Tier 3 Reduced Fee Units	$71,700,652	$41,111,686	$173,004,340	$45,925,837

Tier 4 Reduced Fee Units	$33,249,687	$15,501,467	$78,367,790	$22,947,083

Certain National Accounts—Tier 5 Reduced Fee Units	$512,388	$686,237	$1,801,677	$326,026

Tier 5 Reduced Fee Units	$11,625,371	$6,271,068	$30,130,167	$8,080,535

Standard Units(2)	$20,038,874	$11,912,653	$54,241,350	$13,451,376

Inactive and Voluntary Employee Contribution Units	$31,512,290	$10,867,195	$81,816,084	$9,687,025

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	500,549	353,203	1,366,849	334,286

Tier 1 Reduced Fee Units(1)	315,834	240,618	663,849	212,338

Certain National Accounts—Tier 2 Reduced Fee Units	2,168	2,909	4,145	1,098

Tier 2 Reduced Fee Units	118,603	137,082	284,370	105,197

Certain National Accounts—Tier 3 Reduced Fee Units	44,228	53,656	94,862	31,845

Certain National Accounts—Tier 4 Reduced Fee Units	18,973	25,262	44,263	19,183

Tier 3 Reduced Fee Units	721,852	685,870	1,412,965	463,090

Tier 4 Reduced Fee Units	338,692	261,644	647,601	234,124

Certain National Accounts—Tier 5 Reduced Fee Units	5,598	12,425	15,969	3,568

Tier 5 Reduced Fee Units	127,082	113,602	267,200	88,472

Standard Units(2)	221,259	217,975	485,870	148,760

Inactive and Voluntary Employee Contribution Units	350,545	200,330	738,363	107,932

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$91.791	$55.389	$113.148	$91.646

Tier 1 Reduced Fee Units(1)	$99.990	$60.337	$123.258	$99.837

Certain National Accounts—Tier 2 Reduced Fee Units	$99.761	$60.199	$122.976	$99.608

Tier 2 Reduced Fee Units	$99.736	$60.183	$122.945	$99.583

Certain National Accounts—Tier 3 Reduced Fee Units	$99.736	$60.183	$122.945	$99.583

Certain National Accounts—Tier 4 Reduced Fee Units	$99.354	$59.956	$122.472	$99.198

Tier 3 Reduced Fee Units	$99.329	$59.941	$122.441	$99.173

Tier 4 Reduced Fee Units	$98.171	$59.246	$121.012	$98.013

Certain National Accounts—Tier 5 Reduced Fee Units	$91.526	$55.230	$112.820	$91.381

Tier 5 Reduced Fee Units	$91.479	$55.202	$112.763	$91.334

Standard Units(2)	$90.567	$54.651	$111.638	$90.423

Inactive and Voluntary Employee Contribution Units	$89.895	$54.247	$110.807	$89.751

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio

Investments in Vanguard VIF Portfolios
at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$167,927,249
Vanguard VIF International Portfolio—$234,059,246
Vanguard VIF Real Estate Index Portfolio—$54,231,734
Vanguard VIF Total Bond Market Index Portfolio—$30,537,789)

(Notes 1 and 2)	$184,495,122	$341,898,077	$56,986,862	$31,309,225

Due From (To) Mutual of America General Account	(2,224)	(1,393)	(33)	555

Net Assets	$184,492,898	$341,896,684	$56,986,829	$31,309,780

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$38,709,515	$62,572,824	$9,506,207	$8,297,993

Tier 1 Reduced Fee Units(1)	$19,000,920	$37,394,656	$6,172,423	$2,534,486

Certain National Accounts—Tier 2 Reduced Fee Units	$109,783	$224,092	$48,244	$1,250

Tier 2 Reduced Fee Units	$10,151,306	$19,406,220	$3,601,936	$2,594,598

Certain National Accounts—Tier 3 Reduced Fee Units	$3,478,427	$6,036,461	$711,532	$624,578

Certain National Accounts—Tier 4 Reduced Fee Units	$1,759,043	$2,989,185	$447,158	$240,290

Tier 3 Reduced Fee Units	$54,595,112	$102,779,397	$17,524,665	$9,540,688

Tier 4 Reduced Fee Units	$24,759,757	$41,472,311	$8,257,731	$3,662,818

Certain National Accounts—Tier 5 Reduced Fee Units	$385,213	$1,211,430	$269,243	$101,464

Tier 5 Reduced Fee Units	$7,984,631	$17,319,397	$3,668,698	$1,449,802

Standard Units(2)	$14,938,585	$26,234,266	$5,088,021	$1,327,486

Inactive and Voluntary Employee Contribution Units	$8,620,606	$24,256,445	$1,690,971	$934,327

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,165,551	1,550,494	465,512	761,930

Tier 1 Reduced Fee Units(1)	525,256	850,704	289,263	230,450

Certain National Accounts—Tier 2 Reduced Fee Units	3,042	5,110	2,266	114

Tier 2 Reduced Fee Units	281,336	442,603	169,230	236,273

Certain National Accounts—Tier 3 Reduced Fee Units	96,402	137,675	33,430	56,876

Certain National Accounts—Tier 4 Reduced Fee Units	48,939	68,439	21,091	21,908

Tier 3 Reduced Fee Units	1,519,295	2,353,805	826,779	870,092

Tier 4 Reduced Fee Units	696,901	960,707	392,944	334,795

Certain National Accounts—Tier 5 Reduced Fee Units	11,633	30,106	13,223	9,319

Tier 5 Reduced Fee Units	241,240	430,634	180,271	133,221

Standard Units(2)	455,888	658,862	252,531	122,719

Inactive and Voluntary Employee Contribution Units	265,047	613,761	84,556	86,764

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$33.211	$40.357	$20.421	$10.891

Tier 1 Reduced Fee Units(1)	$36.175	$43.957	$21.338	$10.998

Certain National Accounts—Tier 2 Reduced Fee Units	$36.092	$43.857	$21.290	$10.984

Tier 2 Reduced Fee Units	$36.083	$43.846	$21.284	$10.981

Certain National Accounts—Tier 3 Reduced Fee Units	$36.083	$43.846	$21.284	$10.981

Certain National Accounts—Tier 4 Reduced Fee Units	$35.944	$43.676	$21.202	$10.968

Tier 3 Reduced Fee Units	$35.935	$43.665	$21.196	$10.965

Tier 4 Reduced Fee Units	$35.528	$43.169	$21.015	$10.940

Certain National Accounts—Tier 5 Reduced Fee Units	$33.115	$40.239	$20.361	$10.888

Tier 5 Reduced Fee Units	$33.098	$40.218	$20.351	$10.883

Standard Units (2)	$32.768	$39.818	$20.148	$10.817

Inactive and Voluntary Employee Contribution Units	$32.525	$39.521	$19.998	$10.769

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Goldman Sachs				American Century	American Funds
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund		VP Capital Appreciation Fund	New World Fund

Investments in Goldman Sachs VIT Small Cap Equity Insights Fund,
Goldman Sachs VIT US Equity Insights Fund,
American Century VP Capital Appreciation Fund and American Funds New World Fund,
at fair value
(Cost:
Goldman Sachs VIT Small Cap Equity Insights Fund—$452,368
Goldman Sachs VIT US Equity Insights Fund—$576,169
American Century VP Capital Appreciation Fund—$273,341,288
American Funds New World Fund—$13,412,191)

(Notes 1 and 2)	$454,097		$579,716		$327,230,291	$15,145,413

Due From (To) Mutual of America General Account	13		9		(3,501)	(58)

Net Assets	$454,110		$579,725		$327,226,790	$15,145,355

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$92,414		$181,742		$73,459,946	$2,965,233

Tier 1 Reduced Fee Units(1)	$41,085		$143,471		$34,660,992	$1,420,097

Certain National Accounts—Tier 2 Reduced Fee Units	$—		$—		$110,484	$2,497

Tier 2 Reduced Fee Units	$4,848		$30,669		$14,914,409	$996,004

Certain National Accounts—Tier 3 Reduced Fee Units	$242		$6,345		$5,730,341	$414,370

Certain National Accounts—Tier 4 Reduced Fee Units	$55,312		$18		$2,559,620	$96,630

Tier 3 Reduced Fee Units	$59,260		$181,630		$82,375,452	$4,109,596

Tier 4 Reduced Fee Units	$48,933		$9,575		$37,144,417	$2,373,284

Certain National Accounts—Tier 5 Reduced Fee Units	$—		$—		$1,084,862	$8,634

Tier 5 Reduced Fee Units	$90,882		$803		$13,737,405	$749,868

Standard Units(2)	$56,761		$25,472		$27,095,360	$1,709,976

Inactive and Voluntary Employee Contribution Units	$4,373		$—		$34,353,502	$299,166

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	8,648		16,823		1,197,037	91,200

Tier 1 Reduced Fee Units(1)	3,832		13,236		518,538	41,799

Certain National Accounts—Tier 2 Reduced Fee Units	—		—		1,657	74

Tier 2 Reduced Fee Units	452		2,831		223,692	29,391

Certain National Accounts—Tier 3 Reduced Fee Units	23		586		85,946	12,228

Certain National Accounts—Tier 4 Reduced Fee Units	5,163		2		38,539	2,862

Tier 3 Reduced Fee Units	5,533		16,774		1,240,615	121,769

Tier 4 Reduced Fee Units	4,572		885		566,021	70,924

Certain National Accounts—Tier 5 Reduced Fee Units	—		—		17,729	266

Tier 5 Reduced Fee Units	8,507		74		224,618	23,142

Standard Units(2)	5,324		2,363		447,496	53,304

Inactive and Voluntary Employee Contribution Units	411		—		571,622	9,396

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.686		$10.803		$61.368	$32.514

Tier 1 Reduced Fee Units(1)	$10.721		$10.839		$66.844	$33.974

Certain National Accounts—Tier 2 Reduced Fee Units	$10.719	(5)	$10.836	(5)	$66.691	$33.897

Tier 2 Reduced Fee Units	$10.716		$10.834		$66.674	$33.888

Certain National Accounts—Tier 3 Reduced Fee Units	$10.716		$10.834		$66.674	$33.888

Certain National Accounts—Tier 4 Reduced Fee Units	$10.713		$10.831		$66.416	$33.758

Tier 3 Reduced Fee Units	$10.710		$10.828		$66.399	$33.749

Tier 4 Reduced Fee Units	$10.702		$10.820		$65.624	$33.462

Certain National Accounts—Tier 5 Reduced Fee Units	$10.689	(5)	$10.806	(5)	$61.190	$32.419

Tier 5 Reduced Fee Units	$10.683		$10.801		$61.159	$32.403

Standard Units(2)	$10.661		$10.779		$60.549	$32.079

Inactive and Voluntary Employee Contribution Units	$10.645		$10.762	(5)	$60.098	$31.841

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.
(5)	The Unit Value is derived from the underlying fund or portfolio net asset value.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	Calvert	Delaware		DWS	Invesco Oppenheimer
	VP SRI Balanced Portfolio	VIP Small Cap Value Series		Capital Growth VIP	V.I. Main Street Fund
Investments in Calvert VP SRI Balanced Portfolio, Delaware VIP Small Cap Value Series, DWS Capital Growth VIP and Invesco Oppenheimer V.I. Main Street Fund at fair value (Cost: Calvert VP SRI Balanced Portfolio—$114,761,609 Delaware VIP Small Cap Value Series—$621,799 DWS Capital Growth VIP—$284,801,296 Invesco Oppenheimer V.I. Main Street Fund/VA—$56,083,259) (Notes 1 and 2)	$134,731,280	$669,566		$405,234,273	$61,365,958

Due From (To) Mutual of America General Account	(6,674)	19		(5,486)	(610)

Net Assets	$134,724,606	$669,585		$405,228,787	$61,365,348

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$21,656,210	$129,489		$85,545,381	$10,814,740

Tier 1 Reduced Fee Units(1)	$6,547,662	$128,787		$43,463,063	$8,945,358

Certain National Accounts—Tier 2 Reduced Fee Units	$215,271	$—		$128,884	$74,212

Tier 2 Reduced Fee Units	$8,318,725	$23,552		$17,849,679	$3,765,613

Certain National Accounts—Tier 3 Reduced Fee Units	$2,175,835	$169		$6,683,251	$820,357

Certain National Accounts—Tier 4 Reduced Fee Units	$1,649,533	$19,848		$1,863,534	$314,652

Tier 3 Reduced Fee Units	$36,473,097	$217,383		$88,369,512	$16,566,188

Tier 4 Reduced Fee Units	$19,221,982	$46,291		$43,589,754	$7,894,164

Certain National Accounts—Tier 5 Reduced Fee Units	$218,954	$—		$672,058	$148,125

Tier 5 Reduced Fee Units	$8,996,228	$16,335		$15,030,873	$3,544,771

Standard Units(2)	$16,928,226	$65,739		$30,971,273	$5,728,218

Inactive and Voluntary Employee Contribution Units	$12,322,883	$21,992		$71,061,525	$2,748,950

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,151,577	11,901		715,497	187,210

Tier 1 Reduced Fee Units(1)	874,779	11,798		333,738	142,163

Certain National Accounts—Tier 2 Reduced Fee Units	28,827	—		992	1,182

Tier 2 Reduced Fee Units	1,114,239	2,159		137,411	59,997

Certain National Accounts—Tier 3 Reduced Fee Units	291,439	16		51,449	13,071

Certain National Accounts—Tier 4 Reduced Fee Units	221,783	1,820		14,401	5,033

Tier 3 Reduced Fee Units	4,905,136	19,934		683,096	265,031

Tier 4 Reduced Fee Units	2,614,276	4,248		340,814	127,737

Certain National Accounts—Tier 5 Reduced Fee Units	31,956	—		5,637	2,572

Tier 5 Reduced Fee Units	1,313,640	1,502		126,148	61,571

Standard Units(2)	2,496,765	6,056		262,548	100,500

Inactive and Voluntary Employee Contribution Units	1,831,113	2,029		606,911	48,590

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6.872	$10.880		$119.561	$57.768

Tier 1 Reduced Fee Units(1)	$7.485	$10.916		$130.231	$62.923

Certain National Accounts—Tier 2 Reduced Fee Units	$7.468	$10.914	(5)	$129.933	$62.779

Tier 2 Reduced Fee Units	$7.466	$10.911		$129.900	$62.763

Certain National Accounts—Tier 3 Reduced Fee Units	$7.466	$10.911		$129.900	$62.763

Certain National Accounts—Tier 4 Reduced Fee Units	$7.438	$10.908		$129.399	$62.523

Tier 3 Reduced Fee Units	$7.436	$10.905		$129.366	$62.507

Tier 4 Reduced Fee Units	$7.353	$10.897		$127.899	$61.800

Certain National Accounts—Tier 5 Reduced Fee Units	$6.852	$10.883	(5)	$119.214	$57.601

Tier 5 Reduced Fee Units	$6.848	$10.878		$119.153	$57.572

Standard Units(2)	$6.780	$10.855		$117.964	$56.997

Inactive and Voluntary Employee Contribution Units	$6.730	$10.839		$117.087	$56.574

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.
(5)	The Unit Value is derived from the underlying fund or portfolio net asset value.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	MFS	Neuberger Berman Advisers Management Trust		PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio		VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments in MFS VIT III Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, PIMCO VIT Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series at fair value (Cost: MFS VIT III Mid Cap Value Portfolio—$2,463,034 Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—$1,306,949 PIMCO VIT Real Return Portfolio—$24,297,904 T. Rowe Price Blue Chip Growth Portfolio—$228,687,664 Victory RS Small Cap Growth Equity VIP Series—$736,682) (Notes 1 and 2)	$2,585,888	$1,343,534		$24,542,699	$302,161,027	$656,692

Due From (To) Mutual of America General Account	6	1,219		21	(1,137)	18

Net Assets	$2,585,894	$1,344,753		$24,542,720	$302,159,890	$656,710

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$732,754	$285,879		$5,735,236	$79,604,109	$251,558

Tier 1 Reduced Fee Units(1)	$261,240	$21,592		$1,890,369	$34,048,087	$100,674

Certain National Accounts—Tier 2 Reduced Fee Units	$976	$—		$5,752	$234,612	$—

Tier 2 Reduced Fee Units	$42,442	$86,995		$1,292,615	$13,294,002	$9,896

Certain National Accounts—Tier 3 Reduced Fee Units	$28,425	$15,011		$389,491	$5,256,800	$8,087

Certain National Accounts—Tier 4 Reduced Fee Units	$37,956	$24,778		$253,067	$3,005,532	$18

Tier 3 Reduced Fee Units	$663,609	$266,880		$8,591,091	$81,200,561	$146,815

Tier 4 Reduced Fee Units	$428,495	$89,676		$3,609,739	$39,545,773	$69,813

Certain National Accounts—Tier 5 Reduced Fee Units	$9,588	$—		$75,207	$1,046,868	$—

Tier 5 Reduced Fee Units	$46,352	$397,160		$1,323,741	$13,720,618	$19,970

Standard Units	$293,813	$156,701		$1,093,118	$20,939,774	$47,654

Inactive and Voluntary Employee Contribution Units	$40,244	$81		$283,294	$10,263,154	$2,225

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	63,947	25,960		404,813	2,015,373	24,003

Tier 1 Reduced Fee Units(1)	22,576	1,954		127,697	824,936	9,574

Certain National Accounts—Tier 2 Reduced Fee Units	84	—		389	5,697	—

Tier 2 Reduced Fee Units	3,673	7,878		87,542	322,913	942

Certain National Accounts—Tier 3 Reduced Fee Units	2,460	1,359		26,378	127,688	770

Certain National Accounts—Tier 4 Reduced Fee Units	3,289	2,244		17,206	73,289	2

Tier 3 Reduced Fee Units	57,520	24,179		584,242	1,980,545	13,977

Tier 4 Reduced Fee Units	37,225	8,131		247,466	972,933	6,651

Certain National Accounts—Tier 5 Reduced Fee Units	837	—		5,324	26,581	—

Tier 5 Reduced Fee Units	4,048	36,074		93,750	348,561	1,906

Standard Units(2)	25,815	14,262		78,197	537,315	4,558

Inactive and Voluntary Employee Contribution Units	3,552	7		20,417	265,327	213

Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.459	$11.012		$14.168	$39.498	$10.480

Tier 1 Reduced Fee Units (1)	$11.572	$11.049		$14.804	$41.274	$10.515

Certain National Accounts—Tier 2 Reduced Fee Units	$11.557	$11.046	(5)	$14.769	$41.179	$10.512	(5)

Tier 2 Reduced Fee Units	$11.554	$11.043		$14.766	$41.169	$10.509

Certain National Accounts—Tier 3 Reduced Fee Units	$11.554	$11.043		$14.766	$41.169	$10.509

Certain National Accounts—Tier 4 Reduced Fee Units	$11.540	$11.041		$14.708	$41.010	$10.507

Tier 3 Reduced Fee Units	$11.537	$11.038		$14.705	$40.999	$10.504

Tier 4 Reduced Fee Units	$11.511	$11.029		$14.587	$40.646	$10.496

Certain National Accounts—Tier 5 Reduced Fee Units	$11.456	$11.015	(5)	$14.127	$39.384	$10.483	(5)

Tier 5 Reduced Fee Units	$11.450	$11.010		$14.120	$39.364	$10.477

Standard Units(2)	$11.381	$10.987		$13.979	$38.971	$10.456

Inactive and Voluntary Employee Contribution Units	$11.330	$10.970		$13.876	$38.681	$10.440

(1)	Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)	Includes Certain National Accounts—Standard Units.
(3)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(4)	The difference between the recalculated and stated Unit Value is due to rounding.
(5)	The Unit Value is derived from the underlying fund or portfolio net asset value.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2019

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$12,648,294	$3,004,117	$1,344,662	$201,672	$149,591	$709,477
Expenses (Note 3)	5,815,965	2,080,559	1,260,352	1,700,891	61,283	370,037

Net Investment Income (Loss)	6,832,329	923,558	84,310	(1,499,219)	88,308	339,440

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	17,685,128	3,107,542	3,083,512	2,993,752	(183,175)	485,374
Realized gain from distributions	14,039,502	15,991,438	9,294,034	18,141,530	97,446	1,306,127

Net realized gain (loss) on investments	31,724,630	19,098,980	12,377,546	21,135,282	(85,729)	1,791,501

Net change in unrealized appreciation (depreciation) on investments	161,336,393	37,053,967	14,366,865	29,309,420	1,533,739	9,802,445

Net Realized and Unrealized Gain (Loss) on Investments	193,061,023	56,152,947	26,744,411	50,444,702	1,448,010	11,593,946

Net Increase (Decrease) in Net Assets Resulting From Operations	$199,893,352	$57,076,505	$26,828,721	$48,945,483	$1,536,318	$11,933,386

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$5,322,896	$3,570,282	$611,925	$535,987	$2,084,246	$5,581,510
Expenses (Note 3)	3,311,735	1,367,640	164,645	348,927	687,725	1,554,958

Net Investment Income (Loss)	2,011,161	2,202,642	447,280	187,060	1,396,521	4,026,552

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	8,001,405	1,016,145	254,038	352,538	390,981	980,746
Realized gain from distributions	29,140,285	7,212,618	—	—	—	—

Net realized gain (loss) on investments	37,141,690	8,228,763	254,038	352,538	390,981	980,746

Net change in unrealized appreciation (depreciation) on investments	57,696,728	16,760,690	4,003,647	42,422	3,221,810	9,396,258

Net Realized and Unrealized Gain (Loss) on Investments	94,838,418	24,989,453	4,257,685	394,960	3,612,791	10,377,004

Net Increase (Decrease) in Net Assets Resulting From Operations	$96,849,579	$27,192,095	$4,704,965	$582,020	$5,009,312	$14,403,556

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2019

	Mutual of America Investment Corporation
	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,106,699	$321,632	$2,068,141	$7,132,228	$8,748,337	$7,409,696
Expenses (Note 3)	404,128	118,651	674,964	2,406,094	3,203,787	2,822,375

Net Investment Income (Loss)	702,571	202,981	1,393,177	4,726,134	5,544,550	4,587,321

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	317,916	(62,249)	455,340	3,447,451	2,362,331	1,789,740
Realized gain from distributions	1,116,882	506,443	4,652,870	16,087,311	18,914,069	16,311,532

Net realized gain (loss) on investments	1,434,798	444,194	5,108,210	19,534,762	21,276,400	18,101,272

Net change in unrealized appreciation (depreciation) on investments	4,574,252	1,333,559	7,281,645	33,377,180	60,104,080	62,393,910

Net Realized and Unrealized Gain (Loss) on Investments	6,009,050	1,777,753	12,389,855	52,911,942	81,380,480	80,495,182

Net Increase (Decrease) in Net Assets Resulting From Operations	$6,711,621	$1,980,734	$13,783,032	$57,638,076	$86,925,030	$85,082,503

	Mutual of America Investment Corporation
	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$5,731,519	$4,597,270	$5,147,225	$3,045,286	$608,623	$6,794
Expenses (Note 3)	2,286,886	1,934,859	2,113,964	1,321,971	375,914	52,208

Net Investment Income (Loss)	3,444,633	2,662,411	3,033,261	1,723,315	232,709	(45,414)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,327,973	1,106,170	945,215	256,157	30,733	(1,697)
Realized gain from distributions	13,646,250	10,216,015	13,379,053	6,584,538	1,297,136	13,417

Net realized gain (loss) on investments	14,974,223	11,322,185	14,324,268	6,840,695	1,327,869	11,720

Net change in unrealized appreciation (depreciation) on investments	55,177,405	48,117,794	52,120,716	35,609,396	10,053,524	1,454,262

Net Realized and Unrealized Gain (Loss) on Investments	70,151,628	59,439,979	66,444,984	42,450,091	11,381,393	1,465,982

Net Increase (Decrease) in Net Assets Resulting From Operations	$73,596,261	$62,102,390	$69,478,245	$44,173,406	$11,614,102	$1,420,568

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2019

	Mutual of America Investment Corporation			Fidelity
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$2,419,793	$6,011,734	$4,193,993	$4,953,440	$2,282,552	$3,035,377
Expenses (Note 3)	839,981	2,061,919	1,534,012	1,621,149	786,540	4,462,827

Net Investment Income (Loss)	1,579,812	3,949,815	2,659,981	3,332,291	1,496,012	(1,427,450)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	480,840	3,170,986	2,637,602	630,873	(267,679)	12,108,123
Realized gain from distributions	2,786,675	12,267,015	12,644,626	15,577,156	5,298,704	74,128,841

Net realized gain (loss) on investments	3,267,515	15,438,001	15,282,228	16,208,029	5,031,025	86,236,964

Net change in unrealized appreciation (depreciation) on investments	9,505,600	30,070,109	24,783,530	37,679,470	13,890,185	88,967,512

Net Realized and Unrealized Gain (Loss) on Investments	12,773,115	45,508,110	40,065,758	53,887,499	18,921,210	175,204,476

Net Increase (Decrease) in Net Assets Resulting From Operations	$14,352,927	$49,457,925	$42,725,739	$57,219,790	$20,417,222	$173,777,026

	Fidelity	Vanguard				Goldman Sachs
	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio	VIT Small Cap Equity Insights Fund†
Investment Income and Expenses:
Dividend Income (Note 1)	$1,399,738	$4,854,738	$4,438,152	$1,251,044	$203,005	$1,419
Expenses (Note 3)	983,466	1,178,056	2,199,172	330,120	99,146	464

Net Investment Income (Loss)	416,272	3,676,682	2,238,980	920,924	103,859	955

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(70,786)	246,866	5,990,451	(75,008)	33,408	4,617
Realized gain from distributions	17,985,391	9,636,922	9,678,549	2,260,927	—	6,242

Net realized gain (loss) on investments	17,914,605	9,883,788	15,669,000	2,185,919	33,408	10,859

Net change in unrealized appreciation (depreciation) on investments	14,783,192	23,635,435	63,289,264	7,928,888	695,615	1,729

Net Realized and Unrealized Gain (Loss) on Investments	32,697,797	33,519,223	78,958,264	10,114,807	729,023	12,588

Net Increase (Decrease) in Net Assets Resulting From Operations	$33,114,069	$37,195,905	$81,197,244	$11,035,731	$832,882	$13,543

†	For the period from July 1, 2019 (initial offering date of units) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2019

	Goldman Sachs	American Century	American Funds	Calvert	Delaware	DWS
	VIT US Equity Insights Fund†	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series†	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$5,274	$124,046	$161,439	$1,929,075	$—	$1,552,621
Expenses (Note 3)	749	2,348,717	87,372	971,151	924	3,079,355

Net Investment Income (Loss)	4,525	(2,224,671)	74,067	957,924	(924)	(1,526,734)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	4,047	2,856,366	83,130	1,081,326	218	7,934,445
Realized gain from distributions	15,193	48,827,424	474,914	4,440,719	—	39,866,144

Net realized gain (loss) on investments	19,240	51,683,790	558,044	5,522,045	218	47,800,589

Net change in unrealized appreciation (depreciation) on investments	3,547	36,408,811	2,498,142	18,635,013	47,767	62,832,571

Net Realized and Unrealized Gain (Loss) on Investments	22,787	88,092,601	3,056,186	24,157,058	47,985	110,633,160

Net Increase (Decrease) in Net Assets Resulting From Operations	$27,312	$85,867,930	$3,130,253	$25,114,982	$47,061	$109,106,426

	Invesco Oppenheimer	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio†	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series†
Investment Income and Expenses:
Dividend Income (Note 1)	$571,386	$14,856	$1,861	$405,682	$—	$—
Expenses (Note 3)	372,159	5,456	1,885	121,648	1,257,088	813

Net Investment Income (Loss)	199,227	9,400	(24)	284,034	(1,257,088)	(813)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	363,028	(12,772)	263	(50,840)	8,904,158	(1,897)
Realized gain from distributions	8,601,561	97,853	24,795	—	7,527,316	119,956

Net realized gain (loss) on investments	8,964,589	85,081	25,058	(50,840)	16,431,474	118,059

Net change in unrealized appreciation (depreciation) on investments	5,070,306	160,331	36,585	1,417,943	53,917,469	(79,990)

Net Realized and Unrealized Gain (Loss) on Investments	14,034,895	245,412	61,643	1,367,103	70,348,943	38,069

Net Increase (Decrease) in Net Assets Resulting From Operations	$14,234,122	$254,812	$61,619	$1,651,137	$69,091,855	$37,256

†	For the period from July 1, 2019 (initial offering date of units) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,832,329	$5,783,405	$923,558	$970,515	$84,310	$1,153,872
Net realized gain (loss) on investments	31,724,630	34,616,372	19,098,980	17,054,279	12,377,546	18,766,613
Net change in unrealized appreciation (depreciation) on investments	161,336,393	(78,066,210)	37,053,967	(39,397,956)	14,366,865	(47,925,104)

Net Increase (Decrease) in net assets resulting from operations	199,893,352	(37,666,433)	57,076,505	(21,373,162)	26,828,721	(28,004,619)

From Unit Transactions:
Contributions	67,667,749	93,089,929	11,373,638	15,993,629	9,736,216	12,896,367
Withdrawals	(67,019,757)	(88,582,109)	(23,384,709)	(29,957,816)	(15,376,722)	(19,846,571)
Net transfers	(8,947,039)	(5,471,643)	(9,650,606)	(8,237,324)	(9,260,014)	(11,218,962)
Contract fees (Note 3)	(88,290)	(87,423)	(52,119)	(54,898)	(12,520)	(13,349)

Net Increase (Decrease) from unit transactions	(8,387,337)	(1,051,246)	(21,713,796)	(22,256,409)	(14,913,040)	(18,182,515)

Net Increase (Decrease) in Net Assets	191,506,015	(38,717,679)	35,362,709	(43,629,571)	11,915,681	(46,187,134)
Net Assets:
Beginning of Year	664,691,010	703,408,689	217,573,283	261,202,854	152,699,887	198,887,021

End of Year	$856,197,025	$664,691,010	$252,935,992	$217,573,283	$164,615,568	$152,699,887

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2019	2018	2019	2018†	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,499,219)	$(1,872,284)	$88,308	$27,385	$339,440	$531,229
Net realized gain (loss) on investments	21,135,282	20,907,161	(85,729)	(20,002)	1,791,501	6,070,451
Net change in unrealized appreciation (depreciation) on investments	29,309,420	(49,306,809)	1,533,739	(977,499)	9,802,445	(14,656,417)

Net Increase (Decrease) in net assets resulting from operations	48,945,483	(30,271,932)	1,536,318	(970,116)	11,933,386	(8,054,737)

From Unit Transactions:
Contributions	14,861,558	19,171,357	3,561,584	1,772,437	5,312,556	6,141,827
Withdrawals	(20,221,000)	(24,028,911)	(660,162)	(199,084)	(4,837,688)	(7,443,057)
Net transfers	(12,587,616)	(10,919,028)	2,246,903	4,993,361	(1,954,836)	(5,092,582)
Contract fees (Note 3)	(4,532)	(4,470)	(75)	(15)	(2,313)	(2,265)

Net Increase (Decrease) from unit transactions	(17,951,590)	(15,781,052)	5,148,250	6,566,699	(1,482,281)	(6,396,077)

Net Increase (Decrease) in Net Assets	30,993,893	(46,052,984)	6,684,568	5,596,583	10,451,105	(14,450,814)
Net Assets:
Beginning of Year/Period	197,338,846	243,391,830	5,596,583	—	46,445,767	60,896,581

End of Year/Period	$228,332,739	$197,338,846	$12,281,151	$5,596,583	$56,896,872	$46,445,767

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,011,161	$2,699,518	$2,202,642	$1,934,124	$447,280	$422,335
Net realized gain (loss) on investments	37,141,690	40,729,124	8,228,763	13,610,156	254,038	415,113
Net change in unrealized appreciation (depreciation) on investments	57,696,728	(96,954,077)	16,760,690	(21,835,089)	4,003,647	(4,645,618)

Net Increase (Decrease) in net assets resulting from operations	96,849,579	(53,525,435)	27,192,095	(6,290,809)	4,704,965	(3,808,170)

From Unit Transactions:
Contributions	32,789,580	48,718,412	9,411,421	16,124,994	4,072,751	4,759,529
Withdrawals	(37,649,424)	(51,720,084)	(14,708,910)	(18,353,096)	(2,808,743)	(3,399,635)
Net transfers	(17,293,897)	(29,240,443)	(3,524,469)	(2,406,644)	(1,460,194)	(1,895,934)
Contract fees (Note 3)	(36,914)	(39,433)	(50,225)	(51,016)	(828)	(938)

Net Increase (Decrease) from unit transactions	(22,190,655)	(32,281,548)	(8,872,183)	(4,685,762)	(197,014)	(536,978)

Net Increase (Decrease) in Net Assets	74,658,924	(85,806,983)	18,319,912	(10,976,571)	4,507,951	(4,345,148)
Net Assets:
Beginning of Year	394,598,797	480,405,780	152,253,046	163,229,617	23,430,509	27,775,657

End of Year	$469,257,721	$394,598,797	$170,572,958	$152,253,046	$27,938,460	$23,430,509

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$187,060	$(226,080)	$1,396,521	$1,378,583	$4,026,552	$4,213,617
Net realized gain (loss) on investments	352,538	143,411	390,981	221,787	980,746	436,065
Net change in unrealized appreciation (depreciation) on investments	42,422	468,747	3,221,810	(1,839,371)	9,396,258	(6,300,231)

Net Increase (Decrease) in net assets resulting from operations	582,020	386,078	5,009,312	(239,001)	14,403,556	(1,650,549)

From Unit Transactions:
Contributions	6,332,007	6,025,938	8,010,192	10,189,517	20,184,843	21,824,825
Withdrawals	(7,003,118)	(5,512,077)	(10,810,355)	(12,376,009)	(25,126,874)	(28,579,197)
Net transfers	(1,298,722)	5,002,918	(791,911)	(5,139,928)	4,954,592	(15,873,355)
Contract fees (Note 3)	(59,740)	(62,990)	(49,111)	(53,329)	(81,225)	(88,451)

Net Increase (Decrease) from unit transactions	(2,029,573)	5,453,789	(3,641,185)	(7,379,749)	(68,664)	(22,716,178)

Net Increase (Decrease) in Net Assets	(1,447,553)	5,839,867	1,368,127	(7,618,750)	14,334,892	(24,366,727)
Net Assets:
Beginning of Year	48,175,217	42,335,350	96,390,458	104,009,208	211,553,152	235,919,879

End of Year	$46,727,664	$48,175,217	$97,758,585	$96,390,458	$225,888,044	$211,553,152

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$702,571	$620,339	$202,981	$223,089	$1,393,177	$1,306,650
Net realized gain (loss) on investments	1,434,798	997,339	444,194	745,789	5,108,210	5,126,190
Net change in unrealized appreciation (depreciation) on investments	4,574,252	(2,695,933)	1,333,559	(1,393,377)	7,281,645	(10,118,756)

Net Increase (Decrease) in net assets resulting from operations	6,711,621	(1,078,255)	1,980,734	(424,499)	13,783,032	(3,685,916)

From Unit Transactions:
Contributions	21,196,097	14,323,958	2,552,112	1,892,070	8,916,744	15,159,545
Withdrawals	(9,427,749)	(11,010,331)	(3,151,009)	(2,959,226)	(12,692,595)	(17,168,833)
Net transfers	2,165,973	(2,538,570)	314,583	387,226	(467,593)	(6,300,922)
Contract fees (Note 3)	(25,302)	(21,850)	(2,647)	(2,931)	(15,881)	(17,910)

Net Increase (Decrease) from unit transactions	13,909,019	753,207	(286,961)	(682,861)	(4,259,325)	(8,328,120)

Net Increase (Decrease) in Net Assets	20,620,640	(325,048)	1,693,773	(1,107,360)	9,523,707	(12,014,036)
Net Assets:
Beginning of Year	58,675,014	59,000,062	16,312,687	17,420,047	96,870,889	108,884,925

End of Year	$79,295,654	$58,675,014	$18,006,460	$16,312,687	$106,394,596	$96,870,889

	Mutual of America Investment Corporation
	2020 Retirement Fund		2025 Retirement Fund		2030 Retirement Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,726,134	$3,821,704	$5,544,550	$4,094,431	$4,587,321	$3,134,331
Net realized gain (loss) on investments	19,534,762	12,968,255	21,276,400	17,025,325	18,101,272	13,959,666
Net change in unrealized appreciation (depreciation) on investments	33,377,180	(33,314,818)	60,104,080	(48,395,281)	62,393,910	(45,931,644)

Net Increase (Decrease) in net assets resulting from operations	57,638,076	(16,524,859)	86,925,030	(27,275,525)	85,082,503	(28,837,647)

From Unit Transactions:
Contributions	53,431,312	68,512,381	102,037,473	97,150,199	93,086,699	87,694,331
Withdrawals	(45,265,427)	(48,732,009)	(46,828,394)	(42,955,377)	(32,617,599)	(31,991,213)
Net transfers	(5,460,127)	(9,363,749)	5,440,924	(7,086,508)	500,472	1,310,616
Contract fees (Note 3)	(58,536)	(58,082)	(86,194)	(79,774)	(92,162)	(82,086)

Net Increase (Decrease) from unit transactions	2,647,222	10,358,541	60,563,809	47,028,540	60,877,410	56,931,648

Net Increase (Decrease) in Net Assets	60,285,298	(6,166,318)	147,488,839	19,753,015	145,959,913	28,094,001
Net Assets:
Beginning of Year	343,349,707	349,516,025	442,449,865	422,696,850	385,319,527	357,225,526

End of Year	$403,635,005	$343,349,707	$589,938,704	$442,449,865	$531,279,440	$385,319,527

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,444,633	$2,303,422	$2,662,411	$1,768,940	$3,033,261	$2,108,303
Net realized gain (loss) on investments	14,974,223	11,293,475	11,322,185	8,889,124	14,324,268	11,838,223
Net change in unrealized appreciation (depreciation) on investments	55,177,405	(40,114,711)	48,117,794	(34,108,455)	52,120,716	(41,270,824)

Net Increase (Decrease) in net assets resulting from operations	73,596,261	(26,517,814)	62,102,390	(23,450,391)	69,478,245	(27,324,298)

From Unit Transactions:
Contributions	74,251,550	68,644,417	66,618,764	59,815,170	69,856,606	60,059,700
Withdrawals	(24,629,644)	(26,147,734)	(21,703,722)	(24,631,720)	(29,297,008)	(27,356,503)
Net transfers	(4,567,975)	53,514	(4,871,859)	(108,428)	(1,924,328)	(2,331,742)
Contract fees (Note 3)	(93,706)	(84,957)	(92,669)	(83,502)	(139,423)	(131,527)

Net Increase (Decrease) from unit transactions	44,960,225	42,465,240	39,950,514	34,991,520	38,495,847	30,239,928

Net Increase (Decrease) in Net Assets	118,556,486	15,947,426	102,052,904	11,541,129	107,974,092	2,915,630
Net Assets:
Beginning of Year	309,256,247	293,308,821	252,905,850	241,364,721	281,442,348	278,526,718

End of Year	$427,812,733	$309,256,247	$354,958,754	$252,905,850	$389,416,440	$281,442,348

	Mutual of America Investment Corporation
	2050 Retirement Fund		2055 Retirement Fund		2060 Retirement Fund
	2019	2018	2019	2018	2019	2018†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,723,315	$979,342	$232,709	$(23,546)	$(45,414)	$(2,891)
Net realized gain (loss) on investments	6,840,695	4,403,412	1,327,869	406,615	11,720	3,039
Net change in unrealized appreciation (depreciation) on investments	35,609,396	(23,178,242)	10,053,524	(4,451,838)	1,454,262	(187,024)

Net Increase (Decrease) in net assets resulting from operations	44,173,406	(17,795,488)	11,614,102	(4,068,769)	1,420,568	(186,876)

From Unit Transactions:
Contributions	66,163,955	55,706,897	38,272,697	27,744,800	12,135,830	1,762,718
Withdrawals	(20,665,896)	(18,318,701)	(5,740,265)	(3,253,898)	(913,578)	(147,173)
Net transfers	(2,980,140)	(935,690)	152,054	186,522	1,638,138	704,060
Contract fees (Note 3)	(143,548)	(134,906)	(80,516)	(46,965)	(14,018)	(730)

Net Increase (Decrease) from unit transactions	42,374,371	36,317,600	32,603,970	24,630,459	12,846,372	2,318,875

Net Increase (Decrease) in Net Assets	86,547,777	18,522,112	44,218,072	20,561,690	14,266,940	2,131,999
Net Assets:
Beginning of Year/Period	172,833,650	154,311,538	38,710,525	18,148,835	2,131,999	—

End of Year/Period	$259,381,427	$172,833,650	$82,928,597	$38,710,525	$16,398,939	$2,131,999

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,579,812	$1,526,790	$3,949,815	$3,385,196	$2,659,981	$2,159,354
Net realized gain (loss) on investments	3,267,515	5,377,293	15,438,001	18,390,973	15,282,228	15,743,767
Net change in unrealized appreciation (depreciation) on investments	9,505,600	(9,884,505)	30,070,109	(36,134,458)	24,783,530	(34,646,265)

Net Increase (Decrease) in net assets resulting from operations	14,352,927	(2,980,422)	49,457,925	(14,358,289)	42,725,739	(16,743,144)

From Unit Transactions:
Contributions	15,570,278	15,869,046	31,577,746	38,568,812	22,338,220	23,824,271
Withdrawals	(14,089,329)	(14,431,331)	(30,913,759)	(33,760,615)	(19,149,009)	(23,205,660)
Net transfers	5,585,177	(2,694,769)	(6,355,636)	(6,304,391)	(9,044,238)	(8,570,209)
Contract fees (Note 3)	(25,833)	(26,456)	(49,225)	(52,071)	(32,637)	(34,970)

Net Increase (Decrease) from unit transactions	7,040,293	(1,283,510)	(5,740,874)	(1,548,265)	(5,887,664)	(7,986,568)

Net Increase (Decrease) in Net Assets	21,393,220	(4,263,932)	43,717,051	(15,906,554)	36,838,075	(24,729,712)
Net Assets:
Beginning of Year	105,697,442	109,961,374	272,916,632	288,823,186	197,955,101	222,684,813

End of Year	$127,090,662	$105,697,442	$316,633,683	$272,916,632	$234,793,176	$197,955,101

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,332,291	$3,889,820	$1,496,012	$1,364,771	$(1,427,450)	$8,828
Net realized gain (loss) on investments	16,208,029	14,143,869	5,031,025	4,493,331	86,236,964	80,232,203
Net change in unrealized appreciation (depreciation) on investments	37,679,470	(39,985,886)	13,890,185	(13,507,343)	88,967,512	(122,963,270)

Net Increase (Decrease) in net assets resulting from operations	57,219,790	(21,952,197)	20,417,222	(7,649,241)	173,777,026	(42,722,239)

From Unit Transactions:
Contributions	16,502,620	18,785,553	10,780,385	12,935,744	31,902,515	45,089,349
Withdrawals	(23,634,826)	(31,238,129)	(13,753,629)	(18,382,962)	(57,928,328)	(83,742,356)
Net transfers	(6,763,283)	(16,991,440)	(4,111,102)	(5,927,145)	(25,169,361)	(35,018,713)
Contract fees (Note 3)	(60,207)	(63,042)	(52,327)	(55,307)	(48,181)	(51,168)

Net Increase (Decrease) from unit transactions	(13,955,696)	(29,507,058)	(7,136,673)	(11,429,670)	(51,243,355)	(73,722,888)

Net Increase (Decrease) in Net Assets	43,264,094	(51,459,255)	13,280,549	(19,078,911)	122,533,671	(116,445,127)
Net Assets:
Beginning of Year	221,242,829	272,702,084	120,320,594	139,399,505	585,863,683	702,308,810

End of Year	$264,506,923	$221,242,829	$133,601,143	$120,320,594	$708,397,354	$585,863,683

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Fidelity		Vanguard
	VIP Mid Cap Portfolio		VIF Diversified Value Portfolio		VIF International Portfolio
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$416,272	$35,899	$3,676,682	$3,217,294	$2,238,980	$161,553
Net realized gain (loss) on investments	17,914,605	18,736,235	9,883,788	10,026,318	15,669,000	16,280,319
Net change in unrealized appreciation (depreciation) on investments	14,783,192	(45,458,826)	23,635,435	(29,989,326)	63,289,264	(58,930,115)

Net Increase (Decrease) in net assets resulting from operations	33,114,069	(26,686,692)	37,195,905	(16,745,714)	81,197,244	(42,488,243)

From Unit Transactions:
Contributions	12,807,582	17,132,595	17,628,424	20,430,737	25,629,531	35,908,290
Withdrawals	(17,147,016)	(22,469,425)	(17,018,565)	(23,831,126)	(27,392,186)	(36,406,924)
Net transfers	(12,069,621)	(8,260,846)	(6,054,000)	(10,511,882)	(13,366,540)	(12,009,343)
Contract fees (Note 3)	(6,000)	(6,226)	(10,945)	(11,332)	(5,536)	(5,638)

Net Increase (Decrease) from unit transactions	(16,415,055)	(13,603,902)	(5,455,086)	(13,923,603)	(15,134,731)	(12,513,615)

Net Increase (Decrease) in Net Assets	16,699,014	(40,290,594)	31,740,819	(30,669,317)	66,062,513	(55,001,858)
Net Assets:
Beginning of Year	151,213,346	191,503,940	152,752,079	183,421,396	275,834,171	330,836,029

End of Year	$167,912,360	$151,213,346	$184,492,898	$152,752,079	$341,896,684	$275,834,171

	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio		VIT Small Cap Equity Insights Fund
	2019	2018	2019	2018†	2019††
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$920,924	$950,772	$103,859	$(10,890)	$955
Net realized gain (loss) on investments	2,185,919	804,636	33,408	(2,670)	10,859
Net change in unrealized appreciation (depreciation) on investments	7,928,888	(4,376,178)	695,615	75,821	1,729

Net Increase (Decrease) in net assets resulting from operations	11,035,731	(2,620,770)	832,882	62,261	13,543

From Unit Transactions:
Contributions	8,072,429	7,490,555	6,720,777	1,686,369	224,515
Withdrawals	(4,904,493)	(5,053,131)	(947,175)	(106,458)	(106)
Net transfers	4,729,949	(5,831,841)	19,472,868	3,588,277	216,158
Contract fees (Note 3)	(621)	(629)	(21)	—	—

Net Increase (Decrease) from unit transactions	7,897,264	(3,395,046)	25,246,449	5,168,188	440,567

Net Increase (Decrease) in Net Assets	18,932,995	(6,015,816)	26,079,331	5,230,449	454,110
Net Assets:
Beginning of Year/Period	38,053,834	44,069,650	5,230,449	—	—

End of Year/Period	$56,986,829	$38,053,834	$31,309,780	$5,230,449	$454,110

†	For the period July 2, 2018 (initial offering date of units) to December 31, 2018.
††	For the period July 1, 2019 (initial offering date of units) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Goldman Sachs	American Century		American Funds
	VIT US Equity Insights Fund	VP Capital Appreciation Fund		New World Fund
	2019†	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,525	$(2,224,671)	$(2,239,694)	$74,067	$47,860
Net realized gain (loss) on investments	19,240	51,683,790	6,153,482	558,044	483,167
Net change in unrealized appreciation (depreciation) on investments	3,547	36,408,811	(18,196,750)	2,498,142	(2,362,276)

Net Increase (Decrease) in net assets resulting from operations	27,312	85,867,930	(14,282,962)	3,130,253	(1,831,249)

From Unit Transactions:
Contributions	205,932	19,036,020	20,373,564	2,812,649	2,798,695
Withdrawals	(264)	(26,769,189)	(32,488,201)	(1,418,538)	(1,219,058)
Net transfers	346,751	2,265,845	(9,949,392)	84,036	(1,642,377)
Contract fees (Note 3)	(6)	(15,046)	(16,098)	(409)	(418)

Net Increase (Decrease) from unit transactions	552,413	(5,482,370)	(22,080,127)	1,477,738	(63,158)

Net Increase (Decrease) in Net Assets	579,725	80,385,560	(36,363,089)	4,607,991	(1,894,407)
Net Assets:
Beginning of Year/Period	—	246,841,230	283,204,319	10,537,364	12,431,771

End of Year/Period	$579,725	$327,226,790	$246,841,230	$15,145,355	$10,537,364

	Calvert		Delaware	DWS
	VP SRI Balanced Portfolio		VIP Small Cap Value Series	Capital Growth VIP
	2019	2018	2019†	2019	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$957,924	$1,091,401	$(924)	$(1,526,734)	$(537,866)
Net realized gain (loss) on investments	5,522,045	12,345,049	218	47,800,589	39,657,659
Net change in unrealized appreciation (depreciation) on investments	18,635,013	(17,271,380)	47,767	62,832,571	(47,091,989)

Net Increase (Decrease) in net assets resulting from operations	25,114,982	(3,834,930)	47,061	109,106,426	(7,972,196)

From Unit Transactions:
Contributions	10,365,708	10,621,971	174,848	20,088,494	24,824,357
Withdrawals	(11,821,977)	(16,729,079)	(4,336)	(31,318,807)	(44,682,147)
Net transfers	3,335,743	(750,428)	452,012	(2,944,197)	9,321,956
Contract fees (Note 3)	(35,117)	(37,050)	—	(25,117)	(25,405)

Net Increase (Decrease) from unit transactions	1,844,357	(6,894,586)	622,524	(14,199,627)	(10,561,239)

Net Increase (Decrease) in Net Assets	26,959,339	(10,729,516)	669,585	94,906,799	(18,533,435)
Net Assets:
Beginning of Year/Period	107,765,267	118,494,783	—	310,321,988	328,855,423

End of Year/Period	$134,724,606	$107,765,267	$669,585	$405,228,787	$310,321,988

†	For the period July 1, 2019 (initial offering date of units) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund		VIT III Mid Cap Value Portfolio		Sustainable Equity Portfolio
	2019	2018	2018	2018†	2019†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$199,227	$235,823	$9,400	$997	$(24)
Net realized gain (loss) on investments	8,964,589	6,039,262	85,081	6,494	25,058
Net change in unrealized appreciation (depreciation) on investments	5,070,306	(10,503,719)	160,331	(37,477)	36,585

Net Increase (Decrease) in net assets resulting from operations	14,234,122	(4,228,634)	254,812	(29,986)	61,619

From Unit Transactions:
Contributions	5,801,318	6,234,568	502,753	156,475	696,443
Withdrawals	(4,634,164)	(6,381,176)	(42,756)	(163)	(455)
Net transfers	122,541	(6,422,337)	1,584,629	160,164	587,148
Contract fees (Note 3)	(3,043)	(3,211)	(33)	(1)	(2)

Net Increase (Decrease) from unit transactions	1,286,652	(6,572,156)	2,044,593	316,475	1,283,134

Net Increase (Decrease) in Net Assets	15,520,774	(10,800,790)	2,299,405	286,489	1,344,753
Net Assets:
Beginning of Year/Period	45,844,574	56,645,364	286,489	—	—

End of Year/Period	$61,365,348	$45,844,574	$2,585,894	$286,489	$1,344,753

	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio		Blue Chip Growth Portfolio		RS Small Cap Growth Equity VIP Series
	2019	2018	2019	2018	2019†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$284,034	$427,911	$(1,257,088)	$6,642,616	$(813)
Net realized gain (loss) on investments	(50,840)	(209,919)	16,431,474	4,221,836	118,059
Net change in unrealized appreciation (depreciation) on investments	1,417,943	(759,161)	53,917,469	(14,376,241)	(79,990)

Net Increase (Decrease) in net assets resulting from operations	1,651,137	(541,169)	69,091,855	(3,511,789)	37,256

From Unit Transactions:
Contributions	2,637,934	3,729,680	41,771,930	43,896,290	227,225
Withdrawals	(2,486,142)	(2,411,826)	(26,440,796)	(27,634,033)	(303)
Net transfers	2,795,640	(1,381,911)	(19,182,828)	58,282,621	392,532
Contract fees (Note 3)	(378)	(334)	(4,509)	(3,597)	—

Net Increase (Decrease) from unit transactions	2,947,054	(64,391)	(3,856,203)	74,541,281	619,454

Net Increase (Decrease) in Net Assets	4,598,191	(605,560)	65,235,652	71,029,492	656,710
Net Assets:
Beginning of Year/Period	19,944,529	20,550,089	236,924,238	165,894,746	—

End of Year/Period	$24,542,720	$19,944,529	$302,159,890	$236,924,238	$656,710

†	For the period July 1, 2019 (initial offering date of units) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. Separate Account No. 2 is divided into subaccounts (“Subaccounts”). As of December 31, 2019, Separate Account No. 2 consists of 48 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund of Goldman Sachs Variable Insurance Trust (“Goldman Sachs”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the VIP Small Cap Value Series of Delaware VIP Trust (“Delaware”); the Capital Growth VIP fund of Deutsche DWS Variable Series I (“DWS”); the V.I. Main Street Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco Oppenheimer”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).

The Mutual of America 2055 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2016. On July 2, 2018, the Mutual of America Small Cap Equity Index Fund, the Mutual of America 2060 Retirement Fund, the Vanguard VIF Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio became available to Separate Account No. 2 as investment alternatives. On July 1, 2019, the Goldman Sachs VIT Small Cap Equity Insights Fund, the Goldman Sachs US Equity Insights Fund, the Delaware VIP Small Cap Value Series, the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and the Victory RS Small Cap Growth Equity VIP Series became available to Separate Account No. 2 as investment alternatives.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1. Significant Accounting Policies and Organization (Continued)

accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2019, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2019:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$856,215,259	—	—	$856,215,259
All America Fund	$252,946,717	—	—	$252,946,717
Small Cap Value Fund	$164,618,047	—	—	$164,618,047
Small Cap Growth Fund	$228,333,907	—	—	$228,333,907
Small Cap Equity Index Fund	$12,281,069	—	—	$12,281,069
Mid Cap Value Fund	$56,897,297	—	—	$56,897,297
Mid-Cap Equity Index Fund	$469,264,793	—	—	$469,264,793
Composite Fund	$170,582,423	—	—	$170,582,423
International Fund	$27,938,607	—	—	$27,938,607
Money Market Fund	$46,737,337	—	—	$46,737,337
Mid-Term Bond Fund	$97,766,395	—	—	$97,766,395

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Bond Fund	$225,900,830	—	—	$225,900,830
Retirement Income Fund	$79,300,275	—	—	$79,300,275
2010 Retirement Fund	$18,006,914	—	—	$18,006,914
2015 Retirement Fund	$106,397,422	—	—	$106,397,422
2020 Retirement Fund	$403,645,436	—	—	$403,645,436
2025 Retirement Fund	$589,954,863	—	—	$589,954,863
2030 Retirement Fund	$531,297,324	—	—	$531,297,324
2035 Retirement Fund	$427,830,984	—	—	$427,830,984
2040 Retirement Fund	$354,977,323	—	—	$354,977,323
2045 Retirement Fund	$389,464,064	—	—	$389,464,064
2050 Retirement Fund	$259,409,683	—	—	$259,409,683
2055 Retirement Fund	$82,946,461	—	—	$82,946,461
2060 Retirement Fund	$16,403,415	—	—	$16,403,415
Conservative Allocation Fund	$127,094,974	—	—	$127,094,974
Moderate Allocation Fund	$316,642,468	—	—	$316,642,468
Aggressive Allocation Fund	$234,799,369	—	—	$234,799,369
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$264,518,754	—	—	$264,518,754
VIP Asset Manager — “Initial” Class	$133,610,776	—	—	$133,610,776
VIP Contrafund — “Initial” Class	$708,411,297	—	—	$708,411,297
VIP Mid Cap — “Initial” Class	$167,913,652	—	—	$167,913,652
Vanguard Portfolios:
VIF Diversified Value	$184,495,122	—	—	$184,495,122
VIF International	$341,898,077	—	—	$341,898,077
VIF Real Estate Index	$56,986,862	—	—	$56,986,862
VIF Total Bond Market Index	$31,309,225	—	—	$31,309,225
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund — Class “I”	$454,097	—	—	$454,097
VIT US Equity Insights Fund — Class “I”	$579,716	—	—	$579,716
American Century VP Capital Appreciation Fund — Class “Y”	$327,230,291	—	—	$327,230,291
American Funds New World Fund — Class “1”	$15,145,413	—	—	$15,145,413
Calvert VP SRI Balanced Portfolio — Class “I”	$134,731,280	—	—	$134,731,280
Delaware VIP Small Cap Value Series — “Standard” Class	$669,566	—	—	$669,566
DWS Capital Growth VIP — Class “A”	$405,234,273	—	—	$405,234,273
Invesco Oppenheimer V.I. Main Street Fund — Series “I” Shares	$61,365,958	—	—	$61,365,958
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$2,585,888	—	—	$2,585,888

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$1,343,534	—	—	$1,343,534
PIMCO VIT Real Return Portfolio — “Institutional” Class	$24,542,699	—	—	$24,542,699
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$302,161,027	—	—	$302,161,027
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$656,692	—	—	$656,692

During 2019, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco Oppenheimer, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis. Effective January 1, 2018, the Company switched from the average cost method to the FIFO method for accounting for the cost of shareholder transactions and was applied on a prospective basis.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2019 were as follows:

	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	178,773,417	$4.79
All America Fund	104,360,987	2.42
Small Cap Value Fund	108,931,141	1.51
Small Cap Growth Fund	156,077,618	1.46
Small Cap Equity Index Fund	12,372,789	0.99
Mid Cap Value Fund	34,775,323	1.64
Mid-Cap Equity Index Fund	208,993,586	2.25
Composite Fund	91,333,126	1.87
International Fund	30,865,967	0.91
Money Market Fund	37,952,231	1.23
Mid-Term Bond Fund	91,946,633	1.06
Bond Fund	152,985,703	1.48
Retirement Income Fund	65,613,985	1.21
2010 Retirement Fund	18,030,191	1.00
2015 Retirement Fund	101,435,598	1.05
2020 Retirement Fund	324,891,690	1.24
2025 Retirement Fund	432,271,669	1.36
2030 Retirement Fund	371,049,814	1.43
2035 Retirement Fund	293,288,837	1.46
2040 Retirement Fund	245,072,569	1.45
2045 Retirement Fund	271,955,399	1.43
2050 Retirement Fund	148,463,757	1.75
2055 Retirement Fund	62,306,218	1.33
2060 Retirement Fund	14,754,616	1.11
Conservative Allocation Fund	100,016,348	1.27
Moderate Allocation Fund	204,174,814	1.55
Aggressive Allocation Fund	135,237,746	1.74
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,128,261	23.77
VIP Asset Manager — “Initial” Class	8,772,868	15.23
VIP Contrafund — “Initial” Class	19,058,684	37.17
VIP Mid Cap — “Initial” Class	5,096,014	32.95
Vanguard Portfolios:
VIF Diversified Value	11,215,509	16.45
VIF International	11,789,589	29.00
VIF Real Estate Index	4,147,515	13.74
VIF Total Bond Market Index	2,564,228	12.21

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

2. Investments (Continued)

	Number of Shares	Net Asset Value Per Share
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund — Class “I”	35,982	$12.62
VIT US Equity Insights Fund — Class “I”	32,332	17.93
American Century VP Capital Appreciation Fund — Class “Y”	20,337,495	16.09
American Funds New World Fund — Class “1”	586,123	25.84
Calvert VP SRI Balanced Portfolio — Class “I”	58,834,620	2.29
Delaware VIP Small Cap Value Series — “Standard” Class	17,482	38.30
DWS Capital Growth VIP — Class “A”	12,191,163	33.24
Invesco Oppenheimer V.I. Main Street Fund — Series “I” Shares	2,084,442	29.44
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	295,868	8.74
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	49,964	26.89
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,941,669	12.64
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	7,751,694	38.98
Victory RS Small Cap Growth Equity VIP Series — Class “I”	39,182	16.76

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$25,640,277	$3,074,519	$4,890,427	$2,804,009	$6,644,555	$2,845,962

Proceeds from sales of investments	$39,552,638	$26,722,150	$21,004,593	$22,391,263	$1,557,895	$4,696,780

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$7,607,216	$4,005,677	$1,871,744	$7,638,294	$4,431,667	$16,059,225

Proceeds from sales of investments	$32,938,324	$14,234,453	$2,233,238	$9,993,018	$8,755,658	$17,653,523

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

2. Investments (Continued)

	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$20,795,963	$3,033,747	$6,230,593	$26,885,379	$71,995,458	$68,623,570

Proceeds from sales of investments	$7,288,179	$3,439,077	$11,163,002	$26,600,926	$14,623,029	$10,553,538

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund
Cost of investment purchases	$49,789,769	$43,599,431	$40,821,720	$44,072,348	$32,519,291	$12,873,717

Proceeds from sales of investments	$7,101,097	$5,567,970	$4,396,581	$2,996,475	$276,119	$75,293

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio
Cost of investment purchases	$14,134,193	$11,208,313	$6,028,698	$6,323,092	$3,642,754	$2,340,100

Proceeds from sales of investments	$7,931,252	$19,002,837	$13,444,794	$21,807,573	$11,543,132	$57,840,588

	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund
Cost of investment purchases	$1,659,883	$7,267,645	$4,908,213	$11,657,346	$25,965,342	$514,077

Proceeds from sales of investments	$19,055,689	$13,897,185	$22,207,077	$4,090,182	$818,575	$73,987

	Goldman Sachs VIT US Equity Insights Fund	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series	DWS Capital Growth VIP
Cost of investment purchases	$768,688	$12,620,428	$2,518,501	$8,576,745	$624,805	$8,653,254

Proceeds from sales of investments	$217,033	$20,421,453	$1,128,077	$7,696,330	$3,224	$25,767,681

	Invesco Oppenheimer V.I. Main Street Fund	Neuberger Berman AMT Sustainable Equity Portfolio	MFS VIT III Mid Cap Value Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases	$5,051,038	$1,319,731	$2,234,375	$5,000,108	$22,674,671	$645,035

Proceeds from sales of investments	$4,135,717	$39,701	$195,244	$2,176,034	$27,786,721	$26,412

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of .35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2015, these fees were deducted at an annual rate of .20%. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses (Continued)

There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to July 1, 2015, Participants in plans with assets of at least $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 1 Reduced Fee Units in the Separate Accounts. Also, Participants in plans with assets of at least $2 million but less than $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 2 Reduced Fee Units in the Separate Accounts.

Effective from July 1, 2015 to June 30, 2017, Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of at least $20 million remained in Tier 1 Reduced Fee Units. Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants that had previously qualified to receive Tier 2 Reduced Fee Units with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units. The effective rate of total Separate Account charges during 2015 were .42% for Tier 1 Reduced Fee Units, .47% for Tier 2 Reduced Fee Units and .60% for Tier 3 Reduced Fee Units. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Prior to October 1, 2016, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were 1.20%. Effective October 1, 2016, these fees were deducted at an annual rate of .90%. The effective rate of total Separate Account Charges during 2016 were 1.12% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units. The total Separate Account charges for Standard Units of the remaining contracts remained 1.20%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses (Continued)

with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:

Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 2 Reduced Fee	.35%	$25 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 3 Reduced Fee	.45%	$5 million
Standard	1.20%	Less than $2 million	Tier 4 Reduced Fee	.60%	$2 million
			Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of discontinuing the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses (Continued)

Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.

During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%. From December 1, 2017 through March 13, 2018, the T. Rowe Price Subaccounts continued to be credited at the lower reimbursement rate of .15%. To correct for the overcharge of expenses during this period, the Company increased the value of units in the Subaccounts in March of 2018 so that the total effective rate charged in 2017 was at an annual rate of .74% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .14% for Tier 1 Reduced Fee Units; at an annual rate of .19% for Tier 2 Reduced Fee Units; at an annual rate of .29% for Tier 3 Reduced Fee Units; at an annual rate of .44% for Tier 4 Reduced Fee Units; at an annual rate of .92% for Tier 5 Reduced Fee Units; at an annual rate of 1.12% for Standard Units; and at an annual rate of 1.27% for Inactive Units.

The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.

Annual Separate Account expenses before July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charges	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2015 and before July 1, 2017 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%		.15%		.15%		.20%
Administrative Charges	.50%		.10%		.15%		.20%
Distribution Expense Charges	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.35	%(a)	.45	%(a)	.60	%(a)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses (Continued)

Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee		Tier 4 Reduced Fee		Tier 5 Reduced Fee		Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%		.15%		.15%		.15%		.20%		.20%		.20%
Administrative Charges	.60%		.05%		.10%		.15%		.20%		.40%		1.10%
Distribution Expense Charges	.55%		.05%		.10%		.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	1.35	%(a)	.25	%(a)	.35	%(a)	.45	%(a)	.60	%(a)	.95	%(a)	1.65	%(a)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:

	Prior to October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard		Effective October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%		.20%
Administrative Charges	.50%		.35%
Distribution Expense Charges	.50%		.35%

Total Separate Account Annual Expenses	1.20	%(a)	.90	%(a)

(a)

Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of ..10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of ..25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3. Expenses (Continued)

Effective July 1, 2019, the Company reduced the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units

	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$6.719	$7.105	$5.893	$5.331

Unit value, end of year	$8.745	$6.719	$7.105	$5.893

Units outstanding (000’s), beginning of year/period(1)	24,871	22,054	19,676	—
Units Issued (000’s)(1)	3,333	8,717	6,413	20,959
Units Redeemed (000’s)(1)	(4,532)	(5,900)	(4,035)	(1,283)

Units Outstanding (000’s), end of year/period(1)	23,672	24,871	22,054	19,676

Net Assets (000’s), end of year/period	$206,996	$167,118	$156,686	$115,960

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.65%	1.58%	1.60%	1.76%

Total Return (C)	30.14%	-5.42%	20.55%	10.55%

	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$17.905	$19.697	$16.645	$15.100

Unit value, end of year	$22.777	$17.905	$19.697	$16.645

Units outstanding (000’s), beginning of year/period(1)	3,014	2,957	2,915	—
Units Issued (000’s)(1)	193	548	387	3,099
Units Redeemed (000’s)(1)	(439)	(491)	(345)	(184)

Units Outstanding (000’s), end of year/period(1)	2,768	3,014	2,957	2,915

Net Assets (000’s), end of year/period	$63,056	$53,962	$58,245	$48,529

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.25%	1.27%	1.23%	1.36%

Total Return (C)	27.21%	-9.10%	18.33%	10.24%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$2.071	$2.447	$2.280	$1.921

Unit value, end of year	$2.445	$2.071	$2.447	$2.280

Units outstanding (000’s), beginning of year/period(1)	14,280	15,011	14,961	—
Units Issued (000’s)(1)	2,302	2,184	3,640	15,473
Units Redeemed (000’s)(1)	(4,318)	(2,915)	(3,590)	(512)

Units Outstanding (000’s), end of year/period(1)	12,264	14,280	15,011	14,961

Net Assets (000’s), end of year/period	$29,986	$29,582	$36,732	$34,117

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.83%	1.42%	0.56%	0.86%

Total Return (C)	18.04%	-15.35%	7.31%	18.69%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year/period	$2.171	$2.505	$2.041	$1.910

Unit value, end of year/period	$2.724	$2.171	$2.505	$2.041

Units outstanding (000’s), beginning of year/period(1)	18,618	18,900	16,162	—
Units Issued (000’s)(1)	1,521	4,285	5,361	17,144
Units Redeemed (000’s)(1)	(3,940)	(4,567)	(2,623)	(982)

Units Outstanding (000’s), end of year/period(1)	16,199	18,618	18,900	16,162

Net Assets (000’s), end of year/period	$44,126	$40,425	$47,343	$32,993

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.09%	0.01%	0.02%	—

Total Return (C)	25.46%	-13.32%	22.71%	6.89%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(3)
Unit value, beginning of year/period	$8.305	$10.000

Unit value, end of year/period	$10.074	$8.305

Units outstanding (000’s), beginning of year/period	226	—
Units Issued (000’s)	241	240
Units Redeemed (000’s)	(158)	(14)

Units Outstanding (000’s), end of year/period	309	226

Net Assets (000’s), end of year/period	$3,115	$1,873

Expense Ratio (A)	0.90%	0.90%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	21.31%	-16.95%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.909	$2.242	$1.969	$1.714

Unit value, end of year	$2.403	$1.909	$2.242	$1.969

Units outstanding (000’s), beginning of year/period(1)	4,424	5,266	6,245	—
Units Issued (000’s)(1)	627	1,715	1,762	6,601
Units Redeemed (000’s)(1)	(866)	(2,557)	(2,741)	(356)

Units Outstanding (000’s), end of year/period(1)	4,185	4,424	5,266	6,245

Net Assets (000’s), end of year/period	$10,058	$8,444	$11,805	$12,293

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.35%	1.67%	1.04%	1.30%

Total Return (C)	25.90%	-14.85%	13.88%	14.88%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$4.222	$4.801	$4.175	$3.503

Unit value, end of year	$5.272	$4.222	$4.801	$4.175

Units outstanding (000’s), beginning of year/period(1)	23,653	24,161	25,400	—
Units Issued (000’s)(1)	1,968	5,472	5,851	27,102
Units Redeemed (000’s)(1)	(3,319)	(5,980)	(7,090)	(1,702)

Units Outstanding (000’s), end of year/period(1)	22,302	23,653	24,161	25,400

Net Assets (000’s), end of year/period	$117,578	$99,857	$115,992	$106,037

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.20%	1.35%	1.10%	1.24%

Total Return (C)	24.88%	-12.06%	15.00%	19.16%

	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$10.095	$10.525	$9.369	$8.780

Unit value, end of year	$11.943	$10.095	$10.525	$9.369

Units outstanding (000’s), beginning of year/period(1)	4,029	3,726	3,511	—
Units Issued (000’s)(1)	205	910	572	3,637
Units Redeemed (000’s)(1)	(391)	(607)	(357)	(126)

Units Outstanding (000’s), end of year/period(1)	3,843	4,029	3,726	3,511

Net Assets (000’s), end of year/period	$45,892	$40,672	$39,220	$32,891

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.20%	2.06%	2.04%	2.05%

Total Return (C)	18.30%	-4.08%	12.34%	6.71%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$0.897	$1.045	$0.847	$0.842

Unit value, end of year	$1.076	$0.897	$1.045	$0.847

Units outstanding (000’s), beginning of year/period(1)	2,324	2,592	2,110	—
Units Issued (000’s)(1)	281	555	929	2,147
Units Redeemed (000’s)(1)	(413)	(823)	(447)	(37)

Units Outstanding (000’s), end of year/period(1)	2,192	2,324	2,592	2,110

Net Assets (000’s), end of year/period	$2,358	$2,085	$2,708	$1,787

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.38%	2.24%	2.16%	2.23%

Total Return (C)	19.93%	-14.14%	23.35%	0.55%

	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$2.355	$2.336	$2.341	$2.365

Unit value, end of year	$2.381	$2.355	$2.336	$2.341

Units outstanding (000’s), beginning of year/period(1)	955	624	584	—
Units Issued (000’s)(1)	634	809	249	757
Units Redeemed (000’s)(1)	(984)	(478)	(209)	(173)

Units Outstanding (000’s), end of year/period(1)	605	955	624	584

Net Assets (000’s), end of year/period	$1,439	$2,250	$1,458	$1,368

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.15%	0.25%	0.12%	—

Total Return (C)	1.10%	0.79%	-0.21%	-0.99%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$2.409	$2.417	$2.384	$2.329

Unit value, end of year	$2.531	$2.409	$2.417	$2.384

Units outstanding (000’s), beginning of year/period(1)	6,216	7,040	7,483	—
Units Issued (000’s)(1)	670	768	1,333	7,852
Units Redeemed (000’s)(1)	(1,031)	(1,592)	(1,776)	(369)

Units Outstanding (000’s), end of year/period(1)	5,855	6,216	7,040	7,483

Net Assets (000’s), end of year/period	$14,821	$14,973	$17,016	$17,836

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.14%	2.12%	2.14%	2.59%

Total Return (C)	5.09%	-0.34%	1.39%	2.34%

	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$6.383	$6.431	$6.263	$6.050

Unit value, end of year	$6.809	$6.383	$6.431	$6.263

Units outstanding (000’s), beginning of year/period(1)	5,515	6,056	6,014	—
Units Issued (000’s)(1)	1,409	943	1,491	6,544
Units Redeemed (000’s)(1)	(1,544)	(1,484)	(1,449)	(530)

Units Outstanding (000’s), end of year/period(1)	5,380	5,515	6,056	6,014

Net Assets (000’s), end of year/period	$36,635	$35,199	$38,946	$37,667

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.54%	2.64%	2.70%	2.76%

Total Return (C)	6.68%	-0.74%	2.67%	3.53%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.479	$1.510	$1.420	$1.352

Unit value, end of year	$1.639	$1.479	$1.510	$1.420

Units outstanding (000’s), beginning of year/period(1)	6,928	6,992	5,384	—
Units Issued (000’s)(1)	3,599	2,864	3,492	5,734
Units Redeemed (000’s)(1)	(1,544)	(2,928)	(1,884)	(350)

Units Outstanding (000’s), end of year/period(1)	8,983	6,928	6,992	5,384

Net Assets (000’s), end of year/period	$14,724	$10,245	$10,560	$7,644

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.70%	1.71%	1.85%	2.12%

Total Return (C)	10.85%	-2.10%	6.38%	4.99%

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.487	$1.530	$1.416	$1.340

Unit value, end of year	$1.668	$1.487	$1.530	$1.416

Units outstanding (000’s), beginning of year/period(1)	2,711	2,588	2,834	—
Units Issued (000’s)(1)	634	485	1,009	3,064
Units Redeemed (000’s)(1)	(929)	(362)	(1,255)	(230)

Units Outstanding (000’s), end of year/period(1)	2,416	2,711	2,588	2,834

Net Assets (000’s), end of year/period	$4,029	$4,032	$3,960	$4,013

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.87%	1.96%	2.19%	2.27%

Total Return (C)	12.13%	-2.81%	8.07%	5.67%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.491	$1.551	$1.415	$1.329

Unit value, end of year	$1.705	$1.491	$1.551	$1.415

Units outstanding (000’s), beginning of year/period(1)	18,408	18,174	17,444	—
Units Issued (000’s)(1)	1,594	5,070	5,295	18,375
Units Redeemed (000’s)(1)	(2,863)	(4,836)	(4,565)	(931)

Units Outstanding (000’s), end of year/period(1)	17,139	18,408	18,174	17,444

Net Assets (000’s), end of year/period	$29,215	$27,449	$28,196	$24,686

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.03%	1.93%	2.03%	2.32%

Total Return (C)	14.31%	-3.89%	9.63%	6.51%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.512	$1.590	$1.426	$1.328

Unit value, end of year	$1.761	$1.512	$1.590	$1.426

Units outstanding (000’s), beginning of year/period(1)	45,053	40,834	32,047	—
Units Issued (000’s)(1)	4,576	14,978	14,875	34,582
Units Redeemed (000’s)(1)	(7,106)	(10,759)	(6,088)	(2,535)

Units Outstanding (000’s), end of year/period(1)	42,523	45,053	40,834	32,047

Net Assets (000’s), end of year/period	$74,897	$68,127	$64,929	$45,703

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.89%	1.74%	1.68%	1.92%

Total Return (C)	16.48%	-4.90%	11.50%	7.35%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.576	$1.678	$1.479	$1.362

Unit value, end of year	$1.871	$1.576	$1.678	$1.479

Units outstanding (000’s), beginning of year/period(1)	43,510	38,970	30,076	—
Units Issued (000’s)(1)	8,218	14,408	13,165	31,361
Units Redeemed (000’s)(1)	(5,969)	(9,868)	(4,271)	(1,285)

Units Outstanding (000’s), end of year/period(1)	45,759	43,510	38,970	30,076

Net Assets (000’s), end of year/period	$85,603	$68,559	$65,376	$44,494

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.71%	1.58%	1.44%	1.72%

Total Return (C)	18.72%	-6.07%	13.40%	8.61%

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.628	$1.756	$1.528	$1.396

Unit value, end of year	$1.967	$1.628	$1.756	$1.528

Units outstanding (000’s), beginning of year/period(1)	27,698	22,923	15,660	—
Units Issued (000’s)(1)	4,828	8,327	9,126	16,430
Units Redeemed (000’s)(1)	(5,029)	(3,552)	(1,863)	(770)

Units Outstanding (000’s), end of year/period(1)	27,497	27,698	22,923	15,660

Net Assets (000’s), end of year/period	$54,083	$45,083	$40,263	$23,926

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.62%	1.46%	1.33%	1.65%

Total Return (C)	20.84%	-7.33%	14.96%	9.48%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.629	$1.775	$1.529	$1.388

Unit value, end of year	$1.996	$1.629	$1.775	$1.529

Units outstanding (000’s), beginning of year/period(1)	17,406	14,875	10,804	—
Units Issued (000’s)(1)	1,766	4,220	5,487	11,305
Units Redeemed (000’s)(1)	(2,576)	(1,689)	(1,416)	(501)

Units Outstanding (000’s), end of year/period(1)	16,596	17,406	14,875	10,804

Net Assets (000’s), end of year/period	$33,127	$28,360	$26,400	$16,517

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.55%	1.38%	1.25%	1.54%

Total Return (C)	22.51%	-8.19%	16.09%	10.18%

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.619	$1.775	$1.526	$1.382

Unit value, end of year	$1.994	$1.619	$1.775	$1.526

Units outstanding (000’s), beginning of year/period(1)	12,442	9,695	7,487	—
Units Issued (000’s)(1)	1,814	4,406	3,008	7,935
Units Redeemed (000’s)(1)	(1,621)	(1,659)	(800)	(448)

Units Outstanding (000’s), end of year/period(1)	12,635	12,442	9,695	7,487

Net Assets (000’s), end of year/period	$25,190	$20,145	$17,205	$11,422

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.52%	1.35%	1.19%	1.48%

Total Return (C)	23.13%	-8.77%	16.33%	10.41%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.601	$1.761	$1.511	$1.368

Unit value, end of year	$1.976	$1.601	$1.761	$1.511

Units outstanding (000’s), beginning of year/period(1)	10,067	8,305	6,677	—
Units Issued (000’s)(1)	1,600	2,837	2,291	6,773
Units Redeemed (000’s)(1)	(1,361)	(1,075)	(663)	(96)

Units Outstanding (000’s), end of year/period(1)	10,306	10,067	8,305	6,677

Net Assets (000’s), end of year/period	$20,363	$16,115	$14,628	$10,090

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.54%	1.37%	1.19%	1.49%

Total Return (C)	23.42%	-9.11%	16.56%	10.43%

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.559	$1.724	$1.476	$1.335

Unit value, end of year	$1.926	$1.559	$1.724	$1.476

Units outstanding (000’s), beginning of year/period(1)	5,631	4,779	3,473	—
Units Issued (000’s)(1)	1,467	1,821	1,653	3,845
Units Redeemed (000’s)(1)	(1,698)	(969)	(347)	(372)

Units Outstanding (000’s), end of year/period(1)	5,400	5,631	4,779	3,473

Net Assets (000’s), end of year/period	$10,400	$8,778	$8,237	$5,125

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.42%	1.21%	0.96%	1.07%

Total Return (C)	23.53%	-9.56%	16.80%	10.53%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,			Period Ended December 31, 2016(1)
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$1.096	$1.213	$1.038	$1.000

Unit value, end of year/period	$1.351	$1.096	$1.213	$1.038

Units outstanding (000’s), beginning of year/period	2,387	1,083	41	—
Units Issued (000’s)	592	1,872	1,157	41
Units Redeemed (000’s)	(305)	(568)	(115)	—	(D)

Units Outstanding (000’s), end of year/period	2,674	2,387	1,083	41

Net Assets (000’s), end of year/period	$3,612	$2,615	$1,314	$42

Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	(E)

Investment Income Ratio (B)	1.04%	0.59%	—	—

Total Return (C)	23.28%	-9.70%	16.92%	3.77%	(F)

	Mutual of America Investment Corporation 2060 Retirement Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.905	$10.000

Unit value, end of year/period	$10.990	$8.905

Units outstanding (000’s), beginning of year/period	17	—
Units Issued (000’s)	103	19
Units Redeemed (000’s)	(12)	(2)

Units Outstanding (000’s), end of year/period	108	17

Net Assets (000’s), end of year/period	$1,186	$148

Expense Ratio (A)	0.90%	0.90%	(E)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	23.41%	-10.95%	(F)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$1.853	$1.909	$1.769	$1.677

Unit value, end of year	$2.094	$1.853	$1.909	$1.769

Units outstanding (000’s), beginning of year/period(1)	13,786	13,214	10,843	—
Units Issued (000’s)(1)	4,087	3,725	4,720	11,513
Units Redeemed (000’s)(1)	(2,363)	(3,153)	(2,349)	(670)

Units Outstanding (000’s), end of year/period(1)	15,510	13,786	13,214	10,843

Net Assets (000’s), end of year/period	$32,473	$25,552	$25,231	$19,181

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.06%	2.12%	2.12%	2.32%

Total Return (C)	12.97%	-2.93%	7.93%	5.51%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$2.349	$2.480	$2.201	$2.040

Unit value, end of year	$2.774	$2.349	$2.480	$2.201

Units outstanding (000’s), beginning of year/period(1)	22,043	21,263	19,415	—
Units Issued (000’s)(1)	1,855	4,730	5,391	20,098
Units Redeemed (000’s)(1)	(3,874)	(3,950)	(3,543)	(683)

Units Outstanding (000’s), end of year/period(1)	20,024	22,043	21,263	19,415

Net Assets (000’s), end of year/period	$55,546	$51,780	$52,730	$42,726

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.02%	1.89%	1.86%	2.17%

Total Return (C)	18.08%	-5.27%	12.69%	7.86%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$2.733		$2.970		$2.570		$2.344

Unit value, end of year	$3.325		$2.733		$2.970		$2.570

Units outstanding (000’s), beginning of year/period(1)	8,911		8,941		8,300		—
Units Issued (000’s)(1)	711		1,468		1,686		8,674
Units Redeemed (000’s)(1)	(1,449)		(1,498)		(1,045)		(374)

Units Outstanding (000’s), end of year/period(1)	8,173		8,911		8,941		8,300

Net Assets (000’s), end of year/period	$27,175		$24,357		$26,556		$21,327

Expense Ratio (A)	0.90%		0.90%		0.90%		1.12%

Investment Income Ratio (B)	1.91%		1.71%		1.57%		1.99%

Total Return (C)	21.65%		-7.97%		15.58%		9.62%

	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$72.604		$79.807		$71.260		$61.004

Unit value, end of year	$91.791		$72.604		$79.807		$71.260

Units outstanding (000’s), beginning of year/period(1)	541		577		624		—
Units Issued (000’s)(1)	59		90		114		654
Units Redeemed (000’s)(1)	(99)		(126)		(161)		(30)

Units Outstanding (000’s), end of year/period(1)	501		541		577		624

Net Assets (000’s), end of year/period	$45,946		$39,266		$46,056		$44,432

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%		2.38%

Total Return (C)	26.43%		-9.03%		11.99%		16.81%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$47.217		$50.290		$44.427		$43.541

Unit value, end of year	$55.389		$47.217		$50.290		$44.427

Units outstanding (000’s), beginning of year/period(1)	392		416		413		—
Units Issued (000’s)(1)	22		71		91		454
Units Redeemed (000’s)(1)	(61)		(95)		(88)		(41)

Units Outstanding (000’s), end of year/period(1)	353		392		416		413

Net Assets (000’s), end of year/period	$19,564		$18,529		$20,907		$18,360

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%		1.45%

Total Return (C)	17.31%		-6.11%		13.19%		2.04%

	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$86.683		$93.333		$77.195		$72.231

Unit value, end of year	$113.148		$86.683		$93.333		$77.195

Units outstanding (000’s), beginning of year/period(1)	1,504		1,578		1,555		—
Units Issued (000’s)(1)	63		240		287		1,625
Units Redeemed (000’s)(1)	(200)		(314)		(264)		(70)

Units Outstanding (000’s), end of year/period(1)	1,367		1,504		1,578		1,555

Net Assets (000’s), end of year/period	$154,656		$130,367		$147,292		$120,068

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%		0.79%

Total Return (C)	30.53%		-7.12%		20.91%		6.87%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$74.835		$88.272		$73.654		$66.301

Unit value, end of year	$91.646		$74.835		$88.272		$73.654

Units outstanding (000’s), beginning of year/period(1)	389		404		380		—
Units Issued (000’s)(1)	24		74		99		405
Units Redeemed (000’s)(1)	(79)		(89)		(75)		(25)

Units Outstanding (000’s), end of year/period(1)	334		389		404		380

Net Assets (000’s), end of year/period	$30,636		$29,119		$35,690		$28,012

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%		0.50%

Total Return (C)	22.46%		-15.22%		19.85%		11.09%

	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$26.660		$29.602		$26.397		$23.651

Unit value, end of year	$33.211		$26.660		$29.602		$26.397

Units outstanding (000’s), beginning of year/period(1)	1,290		1,364		1,388		—
Units Issued (000’s)(1)	91		267		342		1,473
Units Redeemed (000’s)(1)	(215)		(341)		(366)		(85)

Units Outstanding (000’s), end of year/period(1)	1,166		1,290		1,364		1,388

Net Assets (000’s), end of year/period	$38,710		$34,393		$40,389		$36,631

Expense Ratio (A)	0.90%		0.90%		0.90%		1.12%

Investment Income Ratio (B)	2.88%		2.57%		2.77%		2.66%

Total Return (C)	24.57%		-9.94%		12.14%		11.61%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$31.034	$35.837	$25.345	$25.152

Unit value, end of year	$40.357	$31.034	$35.837	$25.345

Units outstanding (000’s), beginning of year/period(1)	1,691	1,626	1,438	—
Units Issued (000’s)(1)	95	368	462	1,512
Units Redeemed (000’s)(1)	(236)	(303)	(274)	(74)

Units Outstanding (000’s), end of year/period(1)	1,550	1,691	1,626	1,438

Net Assets (000’s), end of year/period	$62,573	$52,474	$58,259	$36,451

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.44%	0.78%	1.06%	1.44%

Total Return (C)	30.04%	-13.40%	41.39%	0.77%

	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year/period	$15.997	$17.056	$16.426	$15.330

Unit value, end of year/period	$20.421	$15.997	$17.056	$16.426

Units outstanding (000’s), beginning of year/period(1)	412	478	664	—
Units Issued (000’s)(1)	214	117	181	1,031
Units Redeemed (000’s)(1)	(160)	(183)	(367)	(367)

Units Outstanding (000’s), end of year/period(1)	466	412	478	664

Net Assets (000’s), end of year/period	$9,506	$6,598	$8,151	$10,908

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.54%	3.04%	2.57%	2.08%

Total Return (C)	27.65%	-6.21%	3.84%	7.15%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$10.112		$10.000

Unit value, end of year/period	$10.891		$10.112

Units outstanding (000’s), beginning of year/period	112		—
Units Issued (000’s)	726		147
Units Redeemed (000’s)	(76)		(35)

Units Outstanding (000’s), end of year/period	762		112

Net Assets (000’s), end of year/period	$8,298		$1,132

Expense Ratio (A)	0.90%		0.90%	(D)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	7.70%		1.12%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.686		$10.803

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	14		23
Units Redeemed (000’s)	(5)		(6)

Units Outstanding (000’s), end of period	9		17

Net Assets (000’s), end of period	$92		$182

Expense Ratio (A)	0.90%	(D)	0.90%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	6.86%	(E)	8.03%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$45.525		$48.318		$39.905		$38.992

Unit value, end of year	$61.368		$45.525		$48.318		$39.905

Units outstanding (000’s), beginning of year/period(1)	1,162		1,147		1,164		—
Units Issued (000’s)(1)	225		260		253		1,287
Units Redeemed (000’s)(1)	(190)		(245)		(270)		(123)

Units Outstanding (000’s), end of year/period(1)	1,197		1,162		1,147		1,164

Net Assets (000’s), end of year/period	$73,460		$52,907		$55,416		$46,443

Expense Ratio (A)	0.90%	(D)	0.90%	(D)	0.71%	(D)	0.87%	(D)

Investment Income Ratio (B)	0.04%		—		—		—

Total Return (C)	34.80%		-5.78%		21.08%		2.34%

	American Funds
	New World Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$25.106		$29.677		$23.085		$22.109

Unit value, end of year	$32.514		$25.106		$29.677		$23.085

Units outstanding (000’s), beginning of year/period(1)	79		83		61		—
Units Issued (000’s)(1)	25		19		40		65
Units Redeemed (000’s)(1)	(13)		(23)		(18)		(4)

Units Outstanding (000’s), end of year/period(1)	91		79		83		61

Net Assets (000’s), end of year/period	$2,965		$1,999		$2,466		$1,419

Expense Ratio (A)	0.90%		0.90%		0.90%		1.12%

Investment Income Ratio (B)	1.26%		1.08%		1.35%		1.19%

Total Return (C)	29.51%		-15.40%		28.56%		4.41%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$5.573	$5.779	$5.206	$4.882

Unit value, end of year	$6.872	$5.573	$5.779	$5.206

Units outstanding (000’s), beginning of year/period(1)	3,155	3,008	2,895	—
Units Issued (000’s)(1)	414	553	481	3,026
Units Redeemed (000’s)(1)	(417)	(406)	(368)	(131)

Units Outstanding (000’s), end of year/period(1)	3,152	3,155	3,008	2,895

Net Assets (000’s), end of year/period	$21,656	$17,587	$17,379	$15,073

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.58%	1.77%	2.01%	1.86%

Total Return (C)	23.29%	-3.55%	10.99%	6.65%

	Delaware
	VIP Small Cap Value Series
	Period Ended December 31, 2019(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.880

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	15
Units Redeemed (000’s)	(3)

Units Outstanding (000’s), end of period	12

Net Assets (000’s), end of period	$129

Expense Ratio (A)	0.90%	(D)

Investment Income Ratio (B)	—

Total Return (C)	8.80%	(E)

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year/period	$87.972	$90.214	$72.077	$69.924

Unit value, end of year/period	$119.561	$87.972	$90.214	$72.077

Units outstanding (000’s), beginning of year/period(1)	742	637	526	—
Units Issued (000’s)(1)	86	213	208	589
Units Redeemed (000’s)(1)	(113)	(108)	(97)	(63)

Units Outstanding (000’s), end of year/period(1)	715	742	637	526

Net Assets (000’s), end of year/period	$85,545	$65,302	$57,478	$37,920

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.42%	0.71%	0.71%	0.82%

Total Return (C)	35.91%	-2.48%	25.16%	3.08%

	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016
Unit value, beginning of year	$44.132	$48.347	$41.730	$37.810

Unit value, end of year	$57.768	$44.132	$48.347	$41.730

Units outstanding (000’s), beginning of year/period(1)	191	215	196	—
Units Issued (000’s)(1)	44	44	74	220
Units Redeemed (000’s)(1)	(48)	(68)	(55)	(24)

Units Outstanding (000’s), end of year/period(1)	187	191	215	196

Net Assets (000’s), end of year/period	$10,815	$8,446	$10,377	$8,185

Expense Ratio (A)	0.90%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.06%	1.16%	1.26%	1.10%

Total Return (C)	30.90%	-8.72%	15.86%	10.37%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.796		$10.000

Unit value, end of year/period	$11.459		$8.796

Units outstanding (000’s), beginning of year/period	14		—
Units Issued (000’s)	71		14
Units Redeemed (000’s)	(21)		—	(G)

Units Outstanding (000’s), end of year/period	64		14

Net Assets (000’s), end of year/period	$733		$127

Expense Ratio (A)	0.65%	(F)	0.65%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	30.27%		-12.04%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$11.012

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	26
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	26

Net Assets (000’s), end of period	$286

Expense Ratio (A)	0.90%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.12%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.90%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$13.149		$13.543		$13.144		$12.640

Unit value, end of year	$14.168		$13.149		$13.543		$13.144

Units outstanding (000’s), beginning of year/period(1)	366		420		424		—
Units Issued (000’s)(1)	108		119		109		459
Units Redeemed (000’s)(1)	(69)		(173)		(113)		(35)

Units Outstanding (000’s), end of year/period(1)	405		366		420		424

Net Assets (000’s), end of year/period	$5,735		$4,808		$5,687		$5,568

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%		2.47%

Total Return (C)	7.74%		-2.90%		3.03%		3.99%

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016
Unit value, beginning of year	$30.608		$30.227		$22.368		$22.412

Unit value, end of year	$39.498		$30.608		$30.227		$22.368

Units outstanding (000’s), beginning of year/period(1)	2,286		1,591		649		—
Units Issued (000’s)(1)	391		1,487		1,223		747
Units Redeemed (000’s)(1)	(662)		(792)		(281)		(98)

Units Outstanding (000’s), end of year/period(1)	2,015		2,286		1,591		649

Net Assets (000’s), end of year/period	$79,604		$69,974		$48,100		$14,506

Expense Ratio (A)	0.65%	(E)	0.65%	(E)	0.75%	(E)	0.97%	(E)

Investment Income Ratio (B)	—		3.36%		—		—

Total Return (C)	29.05%		1.26%		35.13%		-0.20%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the year or period ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.480

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	24
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	24

Net Assets (000’s), end of period	$252

Expense Ratio (A)	0.85%	(D)(F)

Investment Income Ratio (B)	—

Total Return (C)	4.80%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 0.90%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Tier 1 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$7.272	$7.639	$6.299

Unit value, end of year	$9.525	$7.272	$7.639

Units outstanding (000’s), beginning of year/period(1)	8,330	8,924	—
Units Issued (000’s)(1)	1,529	1,865	9,555
Units Redeemed (000’s)(1)	(1,024)	(2,459)	(631)

Units Outstanding (000’s), end of year/period(1)	8,835	8,330	8,924

Net Assets (000’s), end of year/period	$84,157	$60,571	$68,169

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.65%	1.58%	1.60%

Total Return (C)	30.99%	-4.80%	21.27%

	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$19.378	$21.179	$17.791

Unit value, end of year	$24.812	$19.378	$21.179

Units outstanding (000’s), beginning of year/period(1)	1,141	1,382	—
Units Issued (000’s)(1)	87	180	1,460
Units Redeemed (000’s)(1)	(140)	(421)	(78)

Units Outstanding (000’s), end of year/period(1)	1,088	1,141	1,382

Net Assets (000’s), end of year/period	$26,996	$22,111	$29,260

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.25%	1.27%	1.23%

Total Return (C)	28.04%	-8.50%	19.04%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.242	$2.631	$2.437

Unit value, end of year	$2.664	$2.242	$2.631

Units outstanding (000’s), beginning of year/period(1)	7,108	7,719	—
Units Issued (000’s)(1)	725	1,256	8,160
Units Redeemed (000’s)(1)	(765)	(1,867)	(441)

Units Outstanding (000’s), end of year/period(1)	7,068	7,108	7,719

Net Assets (000’s), end of year/period	$18,827	$15,938	$20,312

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	0.83%	1.42%	0.56%

Total Return (C)	18.81%	-14.79%	7.95%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$2.350	$2.694	$2.182

Unit value, end of year/period	$2.968	$2.350	$2.694

Units outstanding (000’s), beginning of year/period(1)	8,788	9,020	—
Units Issued (000’s)(1)	992	1,801	9,507
Units Redeemed (000’s)(1)	(1,115)	(2,033)	(487)

Units Outstanding (000’s), end of year/period(1)	8,665	8,788	9,020

Net Assets (000’s), end of year/period	$25,716	$20,652	$24,295

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	0.09%	0.01%	0.02%

Total Return (C)	26.28%	-12.75%	23.44%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(3)
Unit value, beginning of year/period	$8.332	$10.000

Unit value, end of year/period	$10.173	$8.332

Units outstanding (000’s), beginning of year/period	20	—
Units Issued (000’s)	67	24
Units Redeemed (000’s)	(19)	(4)

Units Outstanding (000’s), end of year/period	68	20

Net Assets (000’s), end of year/period	$691	$165

Expense Ratio (A)	0.25%	0.25%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	22.10%	-16.68%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.066	$2.410	$2.104

Unit value, end of year	$2.618	$2.066	$2.410

Units outstanding (000’s), beginning of year/period(1)	3,065	3,061	—
Units Issued (000’s)(1)	421	542	3,361
Units Redeemed (000’s)(1)	(339)	(538)	(300)

Units Outstanding (000’s), end of year/period(1)	3,147	3,065	3,061

Net Assets (000’s), end of year/period	$8,239	$6,332	$7,379

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.35%	1.67%	1.04%

Total Return (C)	26.72%	-14.30%	14.56%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$4.569	$5.162	$4.462

Unit value, end of year	$5.743	$4.569	$5.162

Units outstanding (000’s), beginning of year/period(1)	8,291	8,889	—
Units Issued (000’s)(1)	1,104	1,529	9,515
Units Redeemed (000’s)(1)	(1,339)	(2,127)	(626)

Units Outstanding (000’s), end of year/period(1)	8,056	8,291	8,889

Net Assets (000’s), end of year/period	$46,261	$37,878	$45,883

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.20%	1.35%	1.10%

Total Return (C)	25.69%	-11.49%	15.69%

	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$10.926	$11.316	$10.013

Unit value, end of year	$13.010	$10.926	$11.316

Units outstanding (000’s), beginning of year/period(1)	1,233	1,328	—
Units Issued (000’s)(1)	84	210	1,396
Units Redeemed (000’s)(1)	(177)	(305)	(68)

Units Outstanding (000’s), end of year/period(1)	1,140	1,233	1,328

Net Assets (000’s), end of year/period	$14,827	$13,472	$15,033

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.20%	2.06%	2.04%

Total Return (C)	19.07%	-3.45%	13.01%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$0.962	$1.113	$0.897

Unit value, end of year	$1.161	$0.962	$1.113

Units outstanding (000’s), beginning of year/period(1)	3,000	2,770	—
Units Issued (000’s)(1)	455	789	2,909
Units Redeemed (000’s)(1)	(345)	(559)	(139)

Units Outstanding (000’s), end of year/period(1)	3,110	3,000	2,770

Net Assets (000’s), end of year/period	$3,611	$2,886	$3,083

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.38%	2.24%	2.16%

Total Return (C)	20.71%	-13.58%	24.09%

	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.549	$2.513	$2.503

Unit value, end of year	$2.594	$2.549	$2.513

Units outstanding (000’s), beginning of year/period(1)	2,145	2,031	—
Units Issued (000’s)(1)	931	1,188	2,451
Units Redeemed (000’s)(1)	(874)	(1,074)	(420)

Units Outstanding (000’s), end of year/period(1)	2,202	2,145	2,031

Net Assets (000’s), end of year/period	$5,712	$5,467	$5,104

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.15%	0.25%	0.12%

Total Return (C)	1.76%	1.45%	0.39%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.607	$2.599	$2.548

Unit value, end of year	$2.757	$2.607	$2.599

Units outstanding (000’s), beginning of year/period(1)	3,892	3,909	—
Units Issued (000’s)(1)	783	1,007	4,143
Units Redeemed (000’s)(1)	(650)	(1,024)	(234)

Units Outstanding (000’s), end of year/period(1)	4,025	3,892	3,909

Net Assets (000’s), end of year/period	$11,097	$10,147	$10,157

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.14%	2.12%	2.14%

Total Return (C)	5.77%	0.32%	2.00%

	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.909	$6.915	$6.694

Unit value, end of year	$7.418	$6.909	$6.915

Units outstanding (000’s), beginning of year/period(1)	2,846	3,320	—
Units Issued (000’s)(1)	638	592	3,509
Units Redeemed (000’s)(1)	(340)	(1,066)	(189)

Units Outstanding (000’s), end of year/period(1)	3,144	2,846	3,320

Net Assets (000’s), end of year/period	$23,320	$19,663	$22,954

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.54%	2.64%	2.70%

Total Return (C)	7.38%	-0.09%	3.29%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.585	$1.609	$1.503

Unit value, end of year	$1.769	$1.585	$1.609

Units outstanding (000’s), beginning of year/period(1)	4,929	2,609	—
Units Issued (000’s)(1)	1,740	2,877	2,735
Units Redeemed (000’s)(1)	(585)	(557)	(126)

Units Outstanding (000’s), end of year/period(1)	6,084	4,929	2,609

Net Assets (000’s), end of year/period	$10,763	$7,815	$4,197

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.70%	1.71%	1.85%

Total Return (C)	11.57%	-1.45%	7.01%

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.595	$1.630	$1.499

Unit value, end of year	$1.800	$1.595	$1.630

Units outstanding (000’s), beginning of year/period(1)	1,371	1,213	—
Units Issued (000’s)(1)	229	782	1,513
Units Redeemed (000’s)(1)	(199)	(624)	(300)

Units Outstanding (000’s), end of year/period(1)	1,401	1,371	1,213

Net Assets (000’s), end of year/period	$2,521	$2,186	$1,977

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.87%	1.96%	2.19%

Total Return (C)	12.86%	-2.18%	8.72%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.599	$1.653	$1.499

Unit value, end of year	$1.840	$1.599	$1.653

Units outstanding (000’s), beginning of year/period(1)	8,112	7,378	—
Units Issued (000’s)(1)	910	2,299	7,803
Units Redeemed (000’s)(1)	(1,374)	(1,565)	(425)

Units Outstanding (000’s), end of year/period(1)	7,648	8,112	7,378

Net Assets (000’s), end of year/period	$14,071	$12,971	$12,193

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.03%	1.93%	2.03%

Total Return (C)	15.06%	-3.25%	10.29%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.621	$1.694	$1.510

Unit value, end of year	$1.901	$1.621	$1.694

Units outstanding (000’s), beginning of year/period(1)	26,601	21,705	—
Units Issued (000’s)(1)	5,699	8,926	22,801
Units Redeemed (000’s)(1)	(3,433)	(4,030)	(1,096)

Units Outstanding (000’s), end of year/period(1)	28,867	26,601	21,705

Net Assets (000’s), end of year/period	$54,871	$43,130	$36,764

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.89%	1.74%	1.68%

Total Return (C)	17.24%	-4.28%	12.17%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.690	$1.787	$1.567

Unit value, end of year	$2.019	$1.690	$1.787

Units outstanding (000’s), beginning of year/period(1)	34,456	27,797	—
Units Issued (000’s)(1)	9,802	10,984	28,732
Units Redeemed (000’s)(1)	(4,547)	(4,325)	(935)

Units Outstanding (000’s), end of year/period(1)	39,711	34,456	27,797

Net Assets (000’s), end of year/period	$80,175	$58,216	$49,675

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.71%	1.58%	1.44%

Total Return (C)	19.50%	-5.46%	14.08%

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.745	$1.871	$1.618

Unit value, end of year	$2.123	$1.745	$1.871

Units outstanding (000’s), beginning of year/period(1)	30,264	23,010	—
Units Issued (000’s)(1)	7,067	10,305	23,630
Units Redeemed (000’s)(1)	(1,832)	(3,051)	(620)

Units Outstanding (000’s), end of year/period(1)	35,499	30,264	23,010

Net Assets (000’s), end of year/period	$75,356	$52,820	$43,055

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.62%	1.46%	1.33%

Total Return (C)	21.63%	-6.73%	15.65%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.747	$1.891	$1.619

Unit value, end of year	$2.154	$1.747	$1.891

Units outstanding (000’s), beginning of year/period(1)	23,438	17,731	—
Units Issued (000’s)(1)	5,051	7,405	18,217
Units Redeemed (000’s)(1)	(1,928)	(1,698)	(486)

Units Outstanding (000’s), end of year/period(1)	26,561	23,438	17,731

Net Assets (000’s), end of year/period	$57,217	$40,946	$33,520

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.55%	1.38%	1.25%

Total Return (C)	23.31%	-7.59%	16.78%

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.736	$1.890	$1.615

Unit value, end of year	$2.152	$1.736	$1.890

Units outstanding (000’s), beginning of year/period(1)	16,148	13,423	—
Units Issued (000’s)(1)	4,508	5,027	13,781
Units Redeemed (000’s)(1)	(1,900)	(2,302)	(358)

Units Outstanding (000’s), end of year/period(1)	18,756	16,148	13,423

Net Assets (000’s), end of year/period	$40,356	$28,033	$25,375

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.52%	1.35%	1.19%

Total Return (C)	23.94%	-8.17%	17.03%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.717	$1.876	$1.600

Unit value, end of year	$2.132	$1.717	$1.876

Units outstanding (000’s), beginning of year/period(1)	18,257	15,677	—
Units Issued (000’s)(1)	4,364	4,410	16,595
Units Redeemed (000’s)(1)	(1,778)	(1,830)	(918)

Units Outstanding (000’s), end of year/period(1)	20,843	18,257	15,677

Net Assets (000’s), end of year/period	$44,446	$31,340	$29,415

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.54%	1.37%	1.19%

Total Return (C)	24.23%	-8.52%	17.25%

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.630	$1.791	$1.524

Unit value, end of year	$2.027	$1.630	$1.791

Units outstanding (000’s), beginning of year/period(1)	10,271	7,565	—
Units Issued (000’s)(1)	4,100	3,931	7,998
Units Redeemed (000’s)(1)	(1,238)	(1,225)	(433)

Units Outstanding (000’s), end of year/period(1)	13,133	10,271	7,565

Net Assets (000’s), end of year/period	$26,617	$16,742	$13,545

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.42%	1.21%	0.96%

Total Return (C)	24.34%	-8.96%	17.50%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$1.111	$1.222	$1.039

Unit value, end of year/period	$1.378	$1.111	$1.222

Units outstanding (000’s), beginning of year/period(1)	2,878	1,054	—
Units Issued (000’s)(1)	2,908	2,252	1,105
Units Redeemed (000’s)(1)	(420)	(428)	(51)

Units Outstanding (000’s), end of year/period(1)	5,366	2,878	1,054

Net Assets (000’s), end of year/period	$7,397	$3,197	$1,288

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.04%	0.59%	—

Total Return (C)	24.09%	-9.11%	17.62%

	Mutual of America Investment Corporation 2060 Retirement Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.934	$10.000

Unit value, end of year/period	$11.098	$8.934

Units outstanding (000’s), beginning of year/period	16	—
Units Issued (000’s)	81	16
Units Redeemed (000’s)	(3)	—	(F)

Units Outstanding (000’s), end of year/period	94	16

Net Assets (000’s), end of year/period	$1,046	$147

Expense Ratio (A)	0.25%	0.25%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	24.22%	-10.66%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior period history for the 2055 Retirement Fund from October 1, 2016 (Initial Offering Date of Units) to December 31, 2016 are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.006	$2.053	$1.891

Unit value, end of year	$2.281	$2.006	$2.053

Units outstanding (000’s), beginning of year/period(1)	5,069	4,731	—
Units Issued (000’s)(1)	779	1,201	5,047
Units Redeemed (000’s)(1)	(697)	(863)	(316)

Units Outstanding (000’s), end of year/period(1)	5,151	5,069	4,731

Net Assets (000’s), end of year/period	$11,749	$10,169	$9,714

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.06%	2.12%	2.12%

Total Return (C)	13.70%	-2.29%	8.58%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.542	$2.666	$2.352

Unit value, end of year	$3.022	$2.542	$2.666

Units outstanding (000’s), beginning of year/period(1)	10,771	9,913	—
Units Issued (000’s)(1)	1,580	2,552	10,385
Units Redeemed (000’s)(1)	(1,415)	(1,694)	(472)

Units Outstanding (000’s), end of year/period(1)	10,936	10,771	9,913

Net Assets (000’s), end of year/period	$33,043	$27,381	$26,431

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.02%	1.89%	1.86%

Total Return (C)	18.85%	-4.65%	13.36%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$2.958		$3.193		$2.746

Unit value, end of year	$3.622		$2.958		$3.193

Units outstanding (000’s), beginning of year/period(1)	6,929		6,467		—
Units Issued (000’s)(1)	1,117		1,530		6,855
Units Redeemed (000’s)(1)	(756)		(1,068)		(388)

Units Outstanding (000’s), end of year/period(1)	7,290		6,929		6,467

Net Assets (000’s), end of year/period	$26,401		$20,495		$20,651

Expense Ratio (A)	0.25%		0.25%		0.30%

Investment Income Ratio (B)	1.91%		1.71%		1.57%

Total Return (C)	22.44%		-7.37%		16.27%

	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$78.577		$85.810		$76.163

Unit value, end of year	$99.990		$78.577		$85.810

Units outstanding (000’s), beginning of year/period(1)	324		340		—
Units Issued (000’s)(1)	37		62		365
Units Redeemed (000’s)(1)	(45)		(78)		(25)

Units Outstanding (000’s), end of year/period(1)	316		324		340

Net Assets (000’s), end of year/period	$31,580		$25,420		$29,218

Expense Ratio (A)	0.15%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%

Total Return (C)	27.25%		-8.43%		12.67%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$51.102		$54.072		$47.484

Unit value, end of year	$60.337		$51.102		$54.072

Units outstanding (000’s), beginning of year/period(1)	243		246		—
Units Issued (000’s)(1)	37		52		259
Units Redeemed (000’s)(1)	(39)		(55)		(13)

Units Outstanding (000’s), end of year/period(1)	241		243		246

Net Assets (000’s), end of year/period	$14,518		$12,401		$13,287

Expense Ratio (A)	0.15%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%

Total Return (C)	18.07%		-5.49%		13.87%

	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$93.817		$100.357		$82.510

Unit value, end of year	$123.258		$93.817		$100.357

Units outstanding (000’s), beginning of year/period(1)	667		744		—
Units Issued (000’s)(1)	75		109		778
Units Redeemed (000’s)(1)	(78)		(186)		(34)

Units Outstanding (000’s), end of year/period(1)	664		667		744

Net Assets (000’s), end of year/period	$81,825		$62,597		$74,685

Expense Ratio (A)	0.15%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%

Total Return (C)	31.38%		-6.52%		21.63%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$80.995		$94.916		$78.726

Unit value, end of year	$99.837		$80.995		$94.916

Units outstanding (000’s), beginning of year/period(1)	219		223		—
Units Issued (000’s)(1)	26		42		233
Units Redeemed (000’s)(1)	(33)		(46)		(10)

Units Outstanding (000’s), end of year/period(1)	212		219		223

Net Assets (000’s), end of year/period	$21,199		$17,748		$21,167

Expense Ratio (A)	0.15%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%

Total Return (C)	23.26%		-14.67%		20.56%

	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$28.851		$31.826		$28.211

Unit value, end of year	$36.175		$28.851		$31.826

Units outstanding (000’s), beginning of year/period(1)	504		570		—
Units Issued (000’s)(1)	100		127		617
Units Redeemed (000’s)(1)	(79)		(193)		(47)

Units Outstanding (000’s), end of year/period(1)	525		504		570

Net Assets (000’s), end of year/period	$19,001		$14,540		$18,141

Expense Ratio (A)	0.25%		0.25%		0.30%

Investment Income Ratio (B)	2.88%		2.57%		2.77%

Total Return (C)	25.38%		-9.35%		12.81%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$33.584	$38.529	$27.087

Unit value, end of year	$43.957	$33.584	$38.529

Units outstanding (000’s), beginning of year/period(1)	847	878	—
Units Issued (000’s)(1)	119	200	912
Units Redeemed (000’s)(1)	(115)	(231)	(34)

Units Outstanding (000’s), end of year/period(1)	851	847	878

Net Assets (000’s), end of year/period	$37,395	$28,461	$33,813

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.44%	0.78%	1.06%

Total Return (C)	30.89%	-12.84%	42.24%

	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$16.608	$17.592	$16.841

Unit value, end of year/period	$21.338	$16.608	$17.592

Units outstanding (000’s), beginning of year/period(1)	208	225	—
Units Issued (000’s)(1)	130	90	302
Units Redeemed (000’s)(1)	(49)	(107)	(77)

Units Outstanding (000’s), end of year/period(1)	289	208	225

Net Assets (000’s), end of year/period	$6,172	$3,447	$3,958

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	2.54%	3.04%	2.57%

Total Return (C)	28.48%	-5.59%	4.46%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$10.146		$10.000

Unit value, end of year/period	$10.998		$10.146

Units outstanding (000’s), beginning of year/period	23		—
Units Issued (000’s)	246		23
Units Redeemed (000’s)	(39)		—	(H)

Units Outstanding (000’s), end of year/period	230		23

Net Assets (000’s), end of year/period	$2,534		$229

Expense Ratio (A)	0.25%		0.25%	(E)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	8.40%		1.46%	(F)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.721		$10.839

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	9		13
Units Redeemed (000’s)	(5)		—	(F)

Units Outstanding (000’s), end of period	4		13

Net Assets (000’s), end of period	$41		$143

Expense Ratio (A)	0.25%	(D)	0.25%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	7.21%	(E)	8.39%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$49.266	$51.948	$42.647

Unit value, end of year	$66.844	$49.266	$51.948

Units outstanding (000’s), beginning of year/period(1)	512	571	—
Units Issued (000’s)(1)	86	99	604
Units Redeemed (000’s)(1)	(79)	(158)	(33)

Units Outstanding (000’s), end of year/period(1)	519	512	571

Net Assets (000’s), end of year/period	$34,661	$25,233	$29,684

Expense Ratio (A)	0.25%	0.25%	0.11%	(D)

Investment Income Ratio (B)	0.04%	—	—

Total Return (C)	35.68%	-5.16%	21.81%

	American Funds
	New World Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$26.063	$30.609	$23.667

Unit value, end of year	$33.974	$26.063	$30.609

Units outstanding (000’s), beginning of year/period(1)	40	41	—
Units Issued (000’s)(1)	9	15	43
Units Redeemed (000’s)(1)	(7)	(16)	(2)

Units Outstanding (000’s), end of year/period(1)	42	40	41

Net Assets (000’s), end of year/period	$1,420	$1,042	$1,256

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.26%	1.08%	1.35%

Total Return (C)	30.35%	-14.85%	29.33%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.30% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.032	$6.213	$5.564

Unit value, end of year	$7.485	$6.032	$6.213

Units outstanding (000’s), beginning of year/period(1)	641	831	—
Units Issued (000’s)(1)	309	143	886
Units Redeemed (000’s)(1)	(75)	(333)	(55)

Units Outstanding (000’s), end of year/period(1)	875	641	831

Net Assets (000’s), end of year/period	$6,548	$3,867	$5,164

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.58%	1.77%	2.01%

Total Return (C)	24.09%	-2.92%	11.66%

	Delaware
	VIP Small Cap Value Series
	Period Ended December 31, 2019(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.916

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	12
Units Redeemed (000’s)	—

Units Outstanding (000’s), end of period	12

Net Assets (000’s), end of period	$129

Expense Ratio (A)	0.25%	(D)

Investment Income Ratio (B)	—

Total Return (C)	9.16%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$95.202	$96.992	$77.031

Unit value, end of year/period	$130.231	$95.202	$96.992

Units outstanding (000’s), beginning of year/period(1)	337	378	—
Units Issued (000’s)(1)	49	79	402
Units Redeemed (000’s)(1)	(52)	(120)	(24)

Units Outstanding (000’s), end of year/period(1)	334	337	378

Net Assets (000’s), end of year/period	$43,463	$32,036	$36,709

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	0.42%	0.71%	0.71%

Total Return (C)	36.79%	-1.85%	25.91%

	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$47.759	$51.980	$44.598

Unit value, end of year	$62.923	$47.759	$51.980

Units outstanding (000’s), beginning of year/period(1)	129	137	—
Units Issued (000’s)(1)	32	30	147
Units Redeemed (000’s)(1)	(19)	(38)	(10)

Units Outstanding (000’s), end of year/period(1)	142	129	137

Net Assets (000’s), end of year/period	$8,945	$6,141	$7,126

Expense Ratio (A)	0.25%	0.25%	0.30%

Investment Income Ratio (B)	1.06%	1.16%	1.26%

Total Return (C)	31.75%	-8.12%	16.55%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31, 2019	Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.825	$10.000

Unit value, end of year/period	$11.572	$8.825

Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	23	2
Units Redeemed (000’s)	(2)	—	(G)

Units Outstanding (000’s), end of year/period	23	2

Net Assets (000’s), end of year/period	$261	$22

Expense Ratio (A)	0.00%	0.00%	(D)(F)

Investment Income Ratio (B)	1.30%	0.90%	(E)

Total Return (C)	31.12%	-11.75%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$11.049

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	2
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	2

Net Assets (000’s), end of period	$22

Expense Ratio (A)	0.25%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.49%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.25%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$13.651		$13.967		$13.475

Unit value, end of year	$14.804		$13.651		$13.967

Units outstanding (000’s), beginning of year/period(1)	108		83		—
Units Issued (000’s)(1)	56		51		97
Units Redeemed (000’s)(1)	(36)		(26)		(14)

Units Outstanding (000’s), end of year/period(1)	128		108		83

Net Assets (000’s), end of year/period	$1,890		$1,468		$1,154

Expense Ratio (A)	0.15%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%

Total Return (C)	8.45%		-2.27%		3.65%

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$31.776		$31.177		$22.933

Unit value, end of year	$41.274		$31.776		$31.177

Units outstanding (000’s), beginning of year/period(1)	757		519		—
Units Issued (000’s)(1)	251		516		553
Units Redeemed (000’s)(1)	(183)		(278)		(34)

Units Outstanding (000’s), end of year/period(1)	825		757		519

Net Assets (000’s), end of year/period	$34,048		$24,043		$16,176

Expense Ratio (A)	0.00%	(E)	0.00%	(E)	0.14%	(E)

Investment Income Ratio (B)	—		3.36%		—

Total Return (C)	29.89%		1.92%		35.94%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.515

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	10
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	10

Net Assets (000’s), end of period	$101

Expense Ratio (A)(F)	0.20%	(D)

Investment Income Ratio (B)	—

Total Return (C)	5.15%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 0.25%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Certain National Accounts Tier 2 Reduced Fee Units*

Year Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)		Small Cap Growth Fund(2)	Small Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019		2019	2019
Unit value, beginning of year	$7.260		$19.348		$2.239		$2.346	$8.328

Unit value, end of year	$9.503		$24.755		$2.658		$2.961	$10.160

Units outstanding (000’s), beginning of period(1)	—		—		—		—	—
Units Issued (000’s)(1)	51		6		51		58	2
Units Redeemed (000’s)(1)	(2)		—	(D)	(7)		(5)	—

Units Outstanding (000’s), end of period(1)	49		6		44		53	2

Net Assets (000’s), end of period	$464		$149		$117		$156	$20

Expense Ratio (A)	0.32%		0.32%		0.32%		0.32%	0.32%

Investment Income Ratio (B)	1.65%		1.25%		0.83%		0.09%	1.66%

Total Return (C)	30.89%		27.94%		18.72%		26.18%	22.01%

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)		Mid-Cap Equity Index Fund(2)		Composite Fund(2)		International Fund(2)	Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019		2019	2019
Unit value, beginning of year	$2.063		$4.562		$10.909		$0.960	$2.545

Unit value, end of year	$2.612		$5.730		$12.980		$1.158	$2.588

Units outstanding (000’s), beginning of period(1)	—		—		—		—	—
Units Issued (000’s)(1)	23		53		2		42	23
Units Redeemed (000’s)(1)	—	(D)	—	(D)	—	(D)	(3)	—

Units Outstanding (000’s), end of period(1)	23		53		2		39	23

Net Assets (000’s), end of period	$61		$304		$25		$45	$59

Expense Ratio (A)	0.32%		0.32%		0.32%		0.32%	0.32%

Investment Income Ratio (B)	1.35%		1.20%		2.20%		2.38%	1.15%

Total Return (C)	26.63%		25.60%		18.98%		20.62%	1.68%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)		Bond Fund(2)		Retirement Income Fund(2)		2010 Retirement Fund(2)		2015 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019		2019		2019
Unit value, beginning of year	$2.603		$6.897		$1.583		$1.592		$1.596

Unit value, end of year	$2.751		$7.401		$1.765		$1.796		$1.835

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	20		9		8		1		2
Units Redeemed (000’s)(1)	—	(D)	—	(D)	—	(D)	—	(D)	—

Units Outstanding (000’s), end of period(1)	20		9		8		1		2

Net Assets (000’s), end of period	$54		$68		$14		$1		$4

Expense Ratio (A)	0.32%		0.32%		0.32%		0.32%		0.32%

Investment Income Ratio (B)	2.14%		2.54%		1.70%		1.87%		2.03%

Total Return (C)	5.69%		7.30%		11.49%		12.78%		14.97%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)		2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)		2040 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019		2019		2019
Unit value, beginning of year	$1.619		$1.687		$1.743		$1.744		$1.733

Unit value, end of year	$1.896		$2.014		$2.118		$2.149		$2.147

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	40		50		21		129		42
Units Redeemed (000’s)(1)	—		(1)		(1)		—	(D)	—

Units Outstanding (000’s), end of period(1)	40		49		20		129		42

Net Assets (000’s), end of period	$75		$99		$43		$277		$90

Expense Ratio (A)	0.32%		0.32%		0.32%		0.32%		0.32%

Investment Income Ratio (B)	1.89%		1.71%		1.62%		1.55%		1.52%

Total Return (C)	17.15%		19.41%		21.54%		23.22%		23.85%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)	2050 Retirement Fund(2)	2055 Retirement Fund(2)		2060 Retirement Fund(2)		Conservative Allocation Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2019	2019		2019		2019
Unit value, beginning of year	$1.714	$1.627	$1.110		$8.930		$2.002

Unit value, end of year	$2.128	$2.022	$1.375		$11.084		$2.276

Units outstanding (000’s), beginning of period	—	—	—		—		—
Units Issued (000’s)	84	60	96		1		8
Units Redeemed (000’s)	—	—	(1)		—		—

Units Outstanding (000’s), end of period	84	60	95		1		8

Net Assets (000’s), end of period	$179	$121	$131		$6		$18

Expense Ratio (A)	0.32%	0.32%	0.32%		0.32%		0.32%

Investment Income Ratio (B)	1.54%	1.42%	1.04%		0.09%		2.06%

Total Return (C)	24.13%	24.24%	23.99%		24.13%		13.62%

	Mutual of America Investment Corporation		Fidelity
	Moderate Allocation Fund(2)	Aggressive Allocation Fund(2)	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2019	2019		2019		2019
Unit value, beginning of year	$2.538	$2.953	$78.455		$51.023		$93.673

Unit value, end of year	$3.015	$3.613	$99.761		$60.199		$122.976

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	32	49	2		3		5
Units Redeemed (000’s)(1)	—	(3)	—		—		(1)

Units Outstanding (000’s), end of period(1)	32	46	2		3		4

Net Assets (000’s), end of period	$96	$167	$216		$175		$510

Expense Ratio (A)	0.32%	0.32%	0.22%	(E)	0.22%	(E)	0.22%	(E)

Investment Income Ratio (B)	2.02%	1.91%	2.02%		1.79%		0.46%

Total Return (C)	18.77%	22.35%	27.16%		17.98%		31.28%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Absent reimbursement by Fidelity, the expense ratio would have been 0.32%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)		VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019		2019		2019
Unit value, beginning of year	$80.870		$28.806		$33.531		$16.582		$10.140

Unit value, end of year	$99.608		$36.092		$43.857		$21.290		$10.984

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	1		3		5		2		—	(D)
Units Redeemed (000’s)(1)	—	(D)	—		—	(D)	—	(D)	—

Units Outstanding (000’s), end of period(1)	1		3		5		2		—	(D)

Net Assets (000’s), end of period	$109		$110		$224		$48		$1

Expense Ratio (A)	0.22%	(G)	0.32%		0.32%		0.32%		0.32%

Investment Income Ratio (B)	0.85%		2.88%		1.44%		2.54%		1.32%

Total Return (C)	23.17%		25.29%		30.79%		28.39%		8.32%

	Goldman Sachs				American Century		American Funds		Calvert
	VIT Small Cap Equity Insights Fund(3)		VIT US Equity Insights Fund(3)		VP Capital Appreciation Fund(2)		New World Fund(2)		VP SRI Balanced Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019		2019		2019
Unit value, beginning of year	$10.000		$10.000		$49.190		$26.023		$6.022

Unit value, end of year	$10.719	(H)	$10.836	(H)	$66.691		$33.897		$7.468

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	—		—		2		—	(D)	29
Units Redeemed (000’s)(1)	—		—		—	(D)	—		—	(D)

Units Outstanding (000’s), end of period(1)	—		—		2		—	(D)	29

Net Assets (000’s), end of period	$—		$—		$110		$2		$215

Expense Ratio (A)	0.32%	(E)	0.32%	(E)	0.32%		0.32%		0.32%

Investment Income Ratio (B)	1.00%	(F)	2.17%	(F)	0.04%		1.26%		1.58%

Total Return (C)	7.19%	(F)(I)	8.36%	(F)(I)	35.58%		30.26%		24.00%

(1)

Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund and Goldman Sachs VIT US Equity Insights Fund.

(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2015 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not Annualized.
(G)	Absent reimbursement by Fidelity, the expense ratio would have been 0.32%.
(H)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(I)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Delaware		DWS		Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	VIP Small Cap Value Series(3)		Capital Growth VIP(2)		V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio(3)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019		2019		2019
Unit value, beginning of year	$10.000		$95.056		$47.686		$8.821		$10.000

Unit value, end of year	$10.914	(K)	$129.933		$62.779		$11.557		$11.046	(K)

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	—		1		1		—	(D)	—
Units Redeemed (000’s)(1)	—		—	(D)	—	(D)	—		—

Units Outstanding (000’s), end of period(1)	—		1		1		—	(D)	—

Net Assets (000’s), end of period	$—		$129		$74		$1		$—

Expense Ratio (A)	0.32%	(E)	0.32%		0.32%		0.07%	(G)	0.32%	(E)

Investment Income Ratio (B)	—		0.42%		1.06%		1.30%		0.38%	(F)

Total Return (C)	9.14%	(F)(L)	36.69%		31.65%		31.02%		10.46%	(F)(L)

	PIMCO		T. Rowe Price		Victory

	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series(3)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2019		2019
Unit value, beginning of year	$13.629		$31.727		$10.000

Unit value, end of year	$14.769		$41.179		$10.512	(K)

Units outstanding (000’s), beginning of period(1)	—		—		—
Units Issued (000’s)(1)	—	(D)	6		—
Units Redeemed (000’s)(1)	—		—	(D)	—

Units Outstanding (000’s), end of period(1)	—	(D)	6		—

Net Assets (000’s), end of period	$6		$235		$—

Expense Ratio (A)	0.22%	(H)	0.07%	(I)	0.27%	(E)(J)

Investment Income Ratio (B)	1.82%		—		—

Total Return (C)	8.37%		29.79%		5.12%	(F)(L)

(1)

Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Delaware VIP Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and Victory RS Small Cap Growth Equity VIP Series.

(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the year or period ending in 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not Annualized.
(G)	Absent reimbursement by MFS, the expense ratio would have been 0.32%.
(H)	Absent reimbursement by PIMCO, the expense ratio would have been 0.32%.
(I)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.32%.
(J)	Absent reimbursement by Victory, the expense ratio would have been 0.32%.
(K)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(L)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Tier 2 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$7.261	$7.635	$6.299	$5.654	$5.609

Unit value, end of year	$9.501	$7.261	$7.635	$6.299	$5.654

Units outstanding (000’s), beginning of year/period(1)	4,433	4,824	11,144	10,864	—
Units Issued (000’s)(1)	1,593	1,472	3,165	2,646	11,612
Units Redeemed (000’s)(1)	(943)	(1,863)	(9,485)	(2,366)	(748)

Units Outstanding (000’s), end of year/period(1)	5,083	4,433	4,824	11,144	10,864

Net Assets (000’s), end of year/period	$48,291	$32,184	$36,829	$70,195	$61,430

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.65%	1.58%	1.60%	1.76%	1.59%

Total Return (C)	30.86%	-4.90%	21.21%	11.40%	0.81%

	Mutual of America Investment Corporation
	All America Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$19.348	$21.168	$17.791	$16.015	$16.090

Unit value, end of year	$24.749	$19.348	$21.168	$17.791	$16.015

Units outstanding (000’s), beginning of year/period(1)	322	388	1,552	1,692	—
Units Issued (000’s)(1)	84	96	227	242	1,792
Units Redeemed (000’s)(1)	(95)	(162)	(1,391)	(382)	(100)

Units Outstanding (000’s), end of year/period(1)	311	322	388	1,552	1,692

Net Assets (000’s), end of year/period	$7,709	$6,228	$8,203	$27,612	$27,103

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.25%	1.27%	1.23%	1.36%	1.35%

Total Return (C)	27.91%	-8.59%	18.98%	11.09%	-0.47%

*	Includes 401(k) Plans.
(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.239	$2.630	$2.437	$2.038	$2.119

Unit value, end of year	$2.657	$2.239	$2.630	$2.437	$2.038

Units outstanding (000’s), beginning of year/period(1)	3,234	3,753	9,438	9,641	—
Units Issued (000’s)(1)	703	836	2,253	1,604	10,500
Units Redeemed (000’s)(1)	(1,090)	(1,355)	(7,938)	(1,807)	(859)

Units Outstanding (000’s), end of year/period(1)	2,847	3,234	3,753	9,438	9,641

Net Assets (000’s), end of year/period	$7,565	$7,239	$9,871	$23,005	$19,648

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.83%	1.42%	0.56%	0.86%	0.83%

Total Return (C)	18.69%	-14.88%	7.90%	19.61%	-3.82%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$2.346	$2.692	$2.182	$2.026	$2.084

Unit value, end of year/period	$2.960	$2.346	$2.692	$2.182	$2.026

Units outstanding (000’s), beginning of year/period(1)	3,679	3,781	10,183	10,836	—
Units Issued (000’s)(1)	951	1,186	2,426	1,714	12,022
Units Redeemed (000’s)(1)	(1,035)	(1,288)	(8,828)	(2,367)	(1,186)

Units Outstanding (000’s), end of year/period(1)	3,595	3,679	3,781	10,183	10,836

Net Assets (000’s), end of year/period	$10,642	$8,634	$10,180	$22,221	$21,951

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.09%	0.01%	0.02%	—	—

Total Return (C)	26.15%	-12.84%	23.38%	7.72%	-2.80%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018(3)
Unit value, beginning of year/period	$8.328	$10.000

Unit value, end of year/period	$10.158	$8.328

Units outstanding (000’s), beginning of year/period	16	—
Units Issued (000’s)	111	17
Units Redeemed (000’s)	(20)	(1)

Units Outstanding (000’s), end of year/period	107	16

Net Assets (000’s), end of year/period	$1,084	$135

Expense Ratio (A)	0.35%	0.35%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	21.97%	-16.72%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.063	$2.409	$2.104	$1.818	$1.889

Unit value, end of year	$2.611	$2.063	$2.409	$2.104	$1.818

Units outstanding (000’s), beginning of year/period(1)	1,190	1,573	3,860	3,381	—
Units Issued (000’s)(1)	372	349	943	1,022	3,887
Units Redeemed (000’s)(1)	(261)	(732)	(3,230)	(543)	(506)

Units Outstanding (000’s), end of year/period(1)	1,301	1,190	1,573	3,860	3,381

Net Assets (000’s), end of year/period	$3,398	$2,455	$3,790	$8,121	$6,146

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.35%	1.67%	1.04%	1.30%	1.06%

Total Return (C)	26.59%	-14.38%	14.50%	15.76%	-3.76%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.
(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$4.562	$5.159	$4.462	$3.716	$3.822

Unit value, end of year	$5.728	$4.562	$5.159	$4.462	$3.716

Units outstanding (000’s), beginning of year/period(1)	4,059	4,396	10,650	10,451	—
Units Issued (000’s)(1)	1,487	1,082	3,071	2,377	11,306
Units Redeemed (000’s)(1)	(1,159)	(1,419)	(9,325)	(2,178)	(855)

Units Outstanding (000’s), end of year/period(1)	4,387	4,059	4,396	10,650	10,451

Net Assets (000’s), end of year/period	$25,127	$18,514	$22,678	$47,517	$38,830

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.20%	1.35%	1.10%	1.24%	1.12%

Total Return (C)	25.57%	-11.58%	15.63%	20.08%	-2.78%

	Mutual of America Investment Corporation
	Composite Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$10.909	$11.310	$10.013	$9.312	$9.278

Unit value, end of year	$12.977	$10.909	$11.310	$10.013	$9.312

Units outstanding (000’s), beginning of year/period(1)	401	480	1,619	1,635	—
Units Issued (000’s)(1)	104	130	298	342	1,791
Units Redeemed (000’s)(1)	(108)	(209)	(1,437)	(358)	(156)

Units Outstanding (000’s), end of year/period(1)	397	401	480	1,619	1,635

Net Assets (000’s), end of year/period	$5,156	$4,379	$5,430	$16,208	$15,221

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.20%	2.06%	2.04%	2.05%	2.09%

Total Return (C)	18.95%	-3.55%	12.96%	7.53%	0.36%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$0.960	$1.112	$0.897	$0.885	$0.895

Unit value, end of year	$1.158	$0.960	$1.112	$0.897	$0.885

Units outstanding (000’s), beginning of year/period(1)	2,094	1,729	3,069	2,771	—
Units Issued (000’s)(1)	443	994	1,273	932	3,034
Units Redeemed (000’s)(1)	(352)	(629)	(2,613)	(634)	(263)

Units Outstanding (000’s), end of year/period(1)	2,185	2,094	1,729	3,069	2,771

Net Assets (000’s), end of year/period	$2,531	$2,011	$1,923	$2,753	$2,453

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.38%	2.24%	2.16%	2.23%	2.63%

Total Return (C)	20.59%	-13.67%	24.02%	1.33%	-1.05%

	Mutual of America Investment Corporation
	Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.545	$2.511	$2.503	$2.509	$2.522

Unit value, end of year	$2.587	$2.545	$2.511	$2.503	$2.509

Units outstanding (000’s), beginning of year/period(1)	1,012	950	2,471	2,117	—
Units Issued (000’s)(1)	639	491	996	853	2,896
Units Redeemed (000’s)(1)	(437)	(429)	(2,517)	(499)	(779)

Units Outstanding (000’s), end of year/period(1)	1,214	1,012	950	2,471	2,117

Net Assets (000’s), end of year/period	$3,140	$2,576	$2,386	$6,184	$5,310

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.15%	0.25%	0.12%	—	—

Total Return (C)	1.66%	1.34%	0.33%	-0.23%	-0.54%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.603	$2.597	$2.548	$2.470	$2.466

Unit value, end of year	$2.750	$2.603	$2.597	$2.548	$2.470

Units outstanding (000’s), beginning of year/period(1)	2,038	2,280	5,332	5,036	—
Units Issued (000’s)(1)	707	662	1,429	1,227	5,660
Units Redeemed (000’s)(1)	(675)	(904)	(4,481)	(931)	(624)

Units Outstanding (000’s), end of year/period(1)	2,070	2,038	2,280	5,332	5,036

Net Assets (000’s), end of year/period	$5,693	$5,305	$5,921	$13,583	$12,441

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.14%	2.12%	2.14%	2.59%	2.28%

Total Return (C)	5.67%	0.21%	1.95%	3.13%	0.17%

	Mutual of America Investment Corporation
	Bond Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.898	$6.911	$6.694	$6.417	$6.424

Unit value, end of year	$7.399	$6.898	$6.911	$6.694	$6.417

Units outstanding (000’s), beginning of year/period(1)	1,470	1,570	3,930	3,759	—
Units Issued (000’s)(1)	668	559	1,153	1,035	4,228
Units Redeemed (000’s)(1)	(502)	(659)	(3,513)	(864)	(469)

Units Outstanding (000’s), end of year/period(1)	1,636	1,470	1,570	3,930	3,759

Net Assets (000’s), end of year/period	$12,109	$10,139	$10,851	$26,308	$24,119

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.54%	2.64%	2.70%	2.76%	3.08%

Total Return (C)	$7.27%	-0.19%	3.24%	4.33%	-0.11%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.583	$1.608	$1.503	$1.421	$1.420

Unit value, end of year	$1.764	$1.583	$1.608	$1.503	$1.421

Units outstanding (000’s), beginning of year/period(1)	2,692	3,941	5,905	3,478	—
Units Issued (000’s)(1)	1,860	1,268	1,255	3,009	4,023
Units Redeemed (000’s)(1)	(1,301)	(2,517)	(3,219)	(582)	(545)

Units Outstanding (000’s), end of year/period(1)	3,251	2,692	3,941	5,905	3,478

Net Assets (000’s), end of year/period	$5,736	$4,262	$6,337	$8,878	$4,943

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.70%	1.71%	1.85%	2.12%	1.76%

Total Return (C)	11.46%	-1.55%	6.96%	5.80%	0.06%

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.592	$1.629	$1.499	$1.408	$1.409

Unit value, end of year	$1.795	$1.592	$1.629	$1.499	$1.408

Units outstanding (000’s), beginning of year/period(1)	513	904	2,107	1,975	—
Units Issued (000’s)(1)	53	484	564	681	2,300
Units Redeemed (000’s)(1)	(68)	(875)	(1,767)	(549)	(325)

Units Outstanding (000’s), end of year/period(1)	498	513	904	2,107	1,975

Net Assets (000’s), end of year/period	$894	$817	$1,473	$3,159	$2,781

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.87%	1.96%	2.19%	2.27%	2.13%

Total Return (C)	12.75%	-2.28%	8.66%	6.48%	-0.03%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.596	$1.652	$1.499	$1.396	$1.399

Unit value, end of year	$1.835	$1.596	$1.652	$1.499	$1.396

Units outstanding (000’s), beginning of year/period(1)	4,813	4,860	9,460	8,894	—
Units Issued (000’s)(1)	1,220	2,033	3,469	2,436	10,873
Units Redeemed (000’s)(1)	(1,037)	(2,080)	(8,069)	(1,870)	(1,979)

Units Outstanding (000’s), end of year/period(1)	4,996	4,813	4,860	9,460	8,894

Net Assets (000’s), end of year/period	$9,167	$7,683	$8,027	$14,177	$12,418

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.03%	1.93%	2.03%	2.32%	2.05%

Total Return (C)	14.94%	-3.35%	10.23%	7.33%	-0.17%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.619	$1.693	$1.510	$1.396	$1.400

Unit value, end of year	$1.896	$1.619	$1.693	$1.510	$1.396

Units outstanding (000’s), beginning of year/period(1)	13,587	15,098	29,605	24,967	—
Units Issued (000’s)(1)	5,941	5,628	7,991	8,281	29,578
Units Redeemed (000’s)(1)	(3,409)	(7,139)	(22,498)	(3,643)	(4,611)

Units Outstanding (000’s), end of year/period(1)	16,119	13,587	15,098	29,605	24,967

Net Assets (000’s), end of year/period	$30,562	$21,994	$25,560	$44,707	$34,853

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.89%	1.74%	1.68%	1.92%	1.75%

Total Return (C)	17.12%	-4.38%	12.11%	8.18%	-0.30%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.687	$1.786	$1.567	$1.431	$1.439

Unit value, end of year	$2.014	$1.687	$1.786	$1.567	$1.431

Units outstanding (000’s), beginning of year/period(1)	16,443	14,642	29,959	23,883	—
Units Issued (000’s)(1)	8,785	6,495	10,450	8,750	26,214
Units Redeemed (000’s)(1)	(4,338)	(4,694)	(25,767)	(2,674)	(2,331)

Units Outstanding (000’s), end of year/period(1)	20,890	16,443	14,642	29,959	23,883

Net Assets (000’s), end of year/period	$42,069	$27,739	$26,153	$46,932	$34,185

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.71%	1.58%	1.44%	1.72%	1.60%

Total Return (C)	19.38%	-5.55%	14.02%	9.44%	-0.53%

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.743	$1.870	$1.618	$1.466	$1.476

Unit value, end of year	$2.117	$1.743	$1.870	$1.618	$1.466

Units outstanding (000’s), beginning of year/period(1)	15,890	13,763	22,992	18,503	—
Units Issued (000’s)(1)	6,920	5,841	11,822	6,500	20,269
Units Redeemed (000’s)(1)	(3,395)	(3,714)	(21,051)	(2,011)	(1,766)

Units Outstanding (000’s), end of year/period(1)	19,415	15,890	13,763	22,992	18,503

Net Assets (000’s), end of year/period	$41,109	$27,689	$25,740	$37,198	$27,133

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.62%	1.46%	1.33%	1.65%	1.55%

Total Return (C)	21.51%	-6.82%	15.59%	10.33%	-0.65%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.744	$1.890	$1.619	$1.458	$1.470

Unit value, end of year	$2.149	$1.744	$1.890	$1.619	$1.458

Units outstanding (000’s), beginning of year/period(1)	10,641	9,781	18,494	14,718	—
Units Issued (000’s)(1)	5,202	4,466	7,923	5,706	16,385
Units Redeemed (000’s)(1)	(2,503)	(3,606)	(16,636)	(1,930)	(1,667)

Units Outstanding (000’s), end of year/period(1)	13,340	10,641	9,781	18,494	14,718

Net Assets (000’s), end of year/period	$28,664	$18,561	$18,481	$29,939	$21,459

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.55%	1.38%	1.25%	1.54%	1.45%

Total Return (C)	23.18%	-7.69%	16.72%	11.03%	-0.80%

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.733	$1.889	$1.615	$1.452	$1.467

Unit value, end of year	$2.146	$1.733	$1.889	$1.615	$1.452

Units outstanding (000’s), beginning of year/period(1)	9,533	8,229	14,291	11,938	—
Units Issued (000’s)(1)	4,561	3,765	6,379	3,994	13,487
Units Redeemed (000’s)(1)	(2,240)	(2,461)	(12,441)	(1,641)	(1,549)

Units Outstanding (000’s), end of year/period(1)	11,854	9,533	8,229	14,291	11,938

Net Assets (000’s), end of year/period	$25,440	$16,524	$15,549	$23,084	$17,332

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.52%	1.35%	1.19%	1.48%	1.39%

Total Return (C)	23.81%	-8.26%	16.97%	11.26%	-1.06%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.714	$1.875	$1.600	$1.438	$1.454

Unit value, end of year	$2.127	$1.714	$1.875	$1.600	$1.438

Units outstanding (000’s), beginning of year/period(1)	10,564	9,588	16,024	13,333	—
Units Issued (000’s)(1)	6,198	4,004	8,009	4,416	15,188
Units Redeemed (000’s)(1)	(2,749)	(3,028)	(14,445)	(1,725)	(1,855)

Units Outstanding (000’s), end of year/period(1)	14,013	10,564	9,588	16,024	13,333

Net Assets (000’s), end of year/period	$29,805	$18,106	$17,980	$25,642	$19,173

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.54%	1.37%	1.19%	1.49%	1.41%

Total Return (C)	24.10%	-8.61%	17.19%	11.28%	-1.11%

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.627	$1.790	$1.524	$1.368	$1.384

Unit value, end of year	$2.022	$1.627	$1.790	$1.524	$1.368

Units outstanding (000’s), beginning of year/period(1)	6,117	4,815	6,602	3,766	—
Units Issued (000’s)(1)	6,061	3,318	5,086	3,778	4,128
Units Redeemed (000’s)(1)	(2,054)	(2,016)	(6,873)	(942)	(362)

Units Outstanding (000’s), end of year/period(1)	10,124	6,117	4,815	6,602	3,766

Net Assets (000’s), end of year/period	$20,467	$9,955	$8,617	$10,060	$5,153

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.42%	1.21%	0.96%	1.07%	0.83%

Total Return (C)	24.21%	-9.06%	17.44%	11.38%	-1.15%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2016(1)
	2019	2018	2017
Unit value, beginning of year/period	$1.109	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.375	$1.109	$1.222	$1.039

Units outstanding (000’s), beginning of year/period	2,438	635	58	—
Units Issued (000’s)	3,066	2,022	967	58
Units Redeemed (000’s)	(990)	(219)	(390)	—

Units Outstanding (000’s), end of year/period	4,514	2,438	635	58

Net Assets (000’s), end of year/period	$6,206	$2,704	$776	$60

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	(D)

Investment Income Ratio (B)	1.04%	0.59%	—	—

Total Return (C)	23.96%	-9.20%	17.56%	3.91%	(E)

	Mutual of America Investment Corporation
	2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019	Period Ended December 31, 2018(2)
Unit value, beginning of year/period	$8.930	$10.000

Unit value, end of year/period	$11.081	$8.930

Units outstanding (000’s), beginning of year/period	18	—
Units Issued (000’s)	78	19
Units Redeemed (000’s)	(9)	(1)

Units Outstanding (000’s), end of year/period	87	18

Net Assets (000’s), end of year/period	$969	$164

Expense Ratio (A)	0.35%	0.35%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	24.09%	-10.70%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.003	$2.052	$1.891	$1.778	$1.778

Unit value, end of year	$2.275	$2.003	$2.052	$1.891	$1.778

Units outstanding (000’s), beginning of year/period(1)	2,578	2,247	5,636	5,129	—
Units Issued (000’s)(1)	790	1,095	1,654	1,597	5,741
Units Redeemed (000’s)(1)	(480)	(764)	(5,043)	(1,090)	(612)

Units Outstanding (000’s), end of year/period(1)	2,888	2,578	2,247	5,636	5,129

Net Assets (000’s), end of year/period	$6,571	$5,163	$4,611	$10,658	$9,122

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.06%	2.12%	2.12%	2.32%	2.07%

Total Return (C)	13.59%	-2.39%	8.52%	6.32%	0.01%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.538	$2.665	$2.352	$2.164	$2.170

Unit value, end of year	$3.014	$2.538	$2.665	$2.352	$2.164

Units outstanding (000’s), beginning of year/period(1)	6,186	6,430	13,369	12,904	—
Units Issued (000’s)(1)	2,039	1,993	3,287	2,954	13,970
Units Redeemed (000’s)(1)	(1,574)	(2,237)	(10,226)	(2,489)	(1,066)

Units Outstanding (000’s), end of year/period(1)	6,651	6,186	6,430	13,369	12,904

Net Assets (000’s), end of year/period	$20,045	$15,701	$17,134	$31,443	$27,922

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.02%	1.89%	1.86%	2.17%	2.04%

Total Return (C)	18.74%	-4.75%	13.30%	8.69%	-0.27%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$2.953		$3.191		$2.746		$2.486		$2.506

Unit value, end of year	$3.612		$2.953		$3.191		$2.746		$2.486

Units outstanding (000’s), beginning of year/period(1)	4,346		4,521		8,348		8,639		—
Units Issued (000’s)(1)	1,038		1,381		2,353		1,645		9,052
Units Redeemed (000’s)(1)	(1,345)		(1,556)		(6,180)		(1,936)		(413)

Units Outstanding (000’s), end of year/period(1)	4,039		4,346		4,521		8,348		8,639

Net Assets (000’s), end of year/period	$14,590		$12,835		$14,430		$22,924		$21,477

Expense Ratio (A)	0.35%		0.35%		0.35%		0.35%		0.42%

Investment Income Ratio (B)	1.91%		1.71%		1.57%		1.99%		1.83%

Total Return (C)	22.32%		-7.46%		16.21%		10.46%		-0.81%

	Fidelity
	VIP Equity-Income Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$78.455		$85.766		$76.163		$64.702		$67.589

Unit value, end of year	$99.736		$78.455		$85.766		$76.163		$64.702

Units outstanding (000’s), beginning of year/period(1)	113		143		451		443		—
Units Issued (000’s)(1)	36		32		86		102		493
Units Redeemed (000’s)(1)	(30)		(62)		(394)		(94)		(50)

Units Outstanding (000’s), end of year/period(1)	119		113		143		451		443

Net Assets (000’s), end of year/period	$11,829		$8,885		$12,236		$34,357		$28,652

Expense Ratio (A)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.32%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%		2.38%		3.10%

Total Return (C)	27.12%		-8.52%		12.61%		17.71%		-4.27%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$51.023		$54.044		$47.484		$46.180		$46.271

Unit value, end of year	$60.183		$51.023		$54.044		$47.484		$46.180

Units outstanding (000’s), beginning of year/period(1)	153		192		341		360		—
Units Issued (000’s)(1)	40		39		109		50		418
Units Redeemed (000’s)(1)	(56)		(78)		(258)		(69)		(58)

Units Outstanding (000’s), end of year/ period(1)	137		153		192		341		360

Net Assets (000’s), end of year/period	$8,250		$7,783		$10,381		$16,206		$16,640

Expense Ratio (A)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.25%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%		1.45%		1.56%

Total Return (C)	17.95%		-5.59%		13.81%		2.82%		-0.20%

	Fidelity
	VIP Contrafund Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$93.673		$100.305		$82.510		$76.612		$76.320

Unit value, end of year	$122.945		$93.673		$100.305		$82.510		$76.612

Units outstanding (000’s), beginning of year/period(1)	295		354		949		1,041		—
Units Issued (000’s)(1)	71		76		201		137		1,137
Units Redeemed (000’s)(1)	(82)		(135)		(796)		(229)		(96)

Units Outstanding (000’s), end of year/ period(1)	284		295		354		949		1,041

Net Assets (000’s), end of year/period	$34,962		$27,617		$35,552		$78,275		$79,699

Expense Ratio (A)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.32%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%		0.79%		1.02%

Total Return (C)	31.25%		-6.61%		21.57%		7.70%		0.38%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	VIP Mid Cap Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$80.870		$94.867		$78.726		$70.324		$71.543

Unit value, end of year	$99.583		$80.870		$94.867		$78.726		$70.324

Units outstanding (000’s), beginning of year/period(1)	110		121		286		304		—
Units Issued (000’s)(1)	22		25		87		43		341
Units Redeemed (000’s)(1)	(27)		(36)		(252)		(61)		(37)

Units Outstanding (000’s), end of year/ period(1)	105		110		121		286		304

Net Assets (000’s), end of year/period	$10,476		$8,887		$11,438		$22,477		$21,351

Expense Ratio (A)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.25%	(D)	0.32%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%		0.50%		0.49%

Total Return (C)	23.14%		-14.75%		20.50%		11.95%		-1.70%

	Vanguard
	VIF Diversified Value Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$28.806		$31.809		$28.211		$25.082		$25.804

Unit value, end of year	$36.083		$28.806		$31.809		$28.211		$25.082

Units outstanding (000’s), beginning of year/period(1)	245		243		708		721		—
Units Issued (000’s)(1)	114		108		174		150		801
Units Redeemed (000’s)(1)	(78)		(106)		(639)		(163)		(80)

Units Outstanding (000’s), end of year/ period(1)	281		245		243		708		721

Net Assets (000’s), end of year/period	$10,151		$7,054		$7,735		$19,966		$18,071

Expense Ratio (A)	0.35%		0.35%		0.35%		0.35%		0.42%

Investment Income Ratio (B)	2.88%		2.57%		2.77%		2.66%		2.56%

Total Return (C)	25.26%		-9.44%		12.75%		12.47%		-2.80%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$33.532	$38.509	$27.087	$26.675	$27.003

Unit value, end of year	$43.846	$33.532	$38.509	$27.087	$26.675

Units outstanding (000’s), beginning of year/period(1)	430	467	1,115	1,182	—
Units Issued (000’s)(1)	124	135	248	188	1,292
Units Redeemed (000’s)(1)	(111)	(172)	(896)	(255)	(110)

Units Outstanding (000’s), end of year/period(1)	443	430	467	1,115	1,182

Net Assets (000’s), end of year/period	$19,406	$14,415	$18,001	$30,201	$31,542

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.44%	0.78%	1.06%	1.44%	1.86%

Total Return (C)	30.76%	-12.92%	42.17%	1.55%	-1.22%

	Vanguard
	VIF Real Estate Index Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$16.582	$17.582	$16.841	$15.597	$15.323

Unit value, end of year/period	$21.284	$16.582	$17.582	$16.841	$15.597

Units outstanding (000’s), beginning of year/period(1)	129	145	349	231	—
Units Issued (000’s)(1)	88	47	118	264	313
Units Redeemed (000’s)(1)	(48)	(63)	(322)	(146)	(82)

Units Outstanding (000’s), end of year/period(1)	169	129	145	349	231

Net Assets (000’s), end of year/period	$3,602	$2,134	$2,541	$5,885	$3,599

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.54%	3.04%	2.57%	2.08%	2.09%

Total Return (C)	28.36%	-5.69%	4.40%	7.98%	1.79%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Unit value, beginning of year/period	$10.140		$10.000

Unit value, end of year/period	$10.981		$10.140

Units outstanding (000’s), beginning of year/period	36		—
Units Issued (000’s)	232		36
Units Redeemed (000’s)	(32)		—	(F)

Units Outstanding (000’s), end of year/period	236		36

Net Assets (000’s), end of year/period	$2,595		$360

Expense Ratio (A)	0.35%		0.35%	(D)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	8.29%		1.40%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.716		$10.834

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	1		3
Units Redeemed (000’s)	(1)		—	(F)

Units Outstanding (000’s), end of period	—	(F)	3

Net Assets (000’s), end of period	$5		$31

Expense Ratio (A)	0.35%	(D)	0.35%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	7.16%	(E)	8.34%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$49.190	$51.921	$42.647		$41.352		$40.640

Unit value, end of year	$66.674	$49.190	$51.921		$42.647		$41.352

Units outstanding (000’s), beginning of year/period(1)	223	249	704		785		—
Units Issued (000’s)(1)	73	64	155		118		849
Units Redeemed (000’s)(1)	(72)	(90)	(610)		(199)		(64)

Units Outstanding (000’s), end of year/period(1)	224	223	249		704		785

Net Assets (000’s), end of year/period	$14,914	$10,970	$12,945		$30,002		$32,479

Expense Ratio (A)	0.35%	0.35%	0.16%	(D)	0.10%	(D)	0.17%	(D)

Investment Income Ratio (B)	0.04%	—	—		—		—

Total Return (C)	35.54%	-5.26%	21.75%		3.13%		1.75%

	American Funds
	New World Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$26.023	$30.593	$23.667		$22.494		$23.279

Unit value, end of year	$33.888	$26.023	$30.593		$23.667		$22.494

Units outstanding (000’s), beginning of year/period(1)	21	24	37		27		—
Units Issued (000’s)(1)	13	10	20		18		30
Units Redeemed (000’s)(1)	(5)	(13)	(33)		(8)		(3)

Units Outstanding (000’s), end of year/period(1)	29	21	24		37		27

Net Assets (000’s), end of year/period	$996	$550	$727		$882		$604

Expense Ratio (A)	0.35%	0.35%	0.35%		0.35%		0.42%

Investment Income Ratio (B)	1.26%	1.08%	1.35%		1.19%		0.90%

Total Return (C)	30.22%	-14.94%	29.26%		5.22%		-3.37%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.022	$6.210	$5.564	$5.177	$5.316

Unit value, end of year	$7.466	$6.022	$6.210	$5.564	$5.177

Units outstanding (000’s), beginning of year/period(1)	1,078	1,227	1,893	1,828	—
Units Issued (000’s)(1)	253	303	499	365	1,932
Units Redeemed (000’s)(1)	(217)	(452)	(1,165)	(300)	(104)

Units Outstanding (000’s), end of year/period(1)	1,114	1,078	1,227	1,893	1,828

Net Assets (000’s), end of year/period	$8,319	$6,492	$7,617	$10,534	$9,464

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.58%	1.77%	2.01%	1.86%	0.12%

Total Return (C)	23.97%	-3.02%	11.60%	7.47%	-2.61%

	Delaware
	VIP Small Cap Value Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(3)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.911

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	3
Units Redeemed (000’s)	(1)

Units Outstanding (000’s), end of period	2

Net Assets (000’s), end of period	$24

Expense Ratio (A)	0.35%	(D)

Investment Income Ratio (B)	—

Total Return (C)	9.11%	(E)

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the Delaware VIP Small Cap Value Series.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.
(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$95.056	$96.942	$77.031	$74.157	$68.566

Unit value, end of year/period	$129.900	$95.056	$96.942	$77.031	$74.157

Units outstanding (000’s), beginning of year/period(1)	124	153	450	505	—
Units Issued (000’s)(1)	47	47	117	73	538
Units Redeemed (000’s)(1)	(34)	(76)	(414)	(128)	(33)

Units Outstanding (000’s), end of year/period(1)	137	124	153	450	505

Net Assets (000’s), end of year/period	$17,850	$11,764	$14,815	$34,629	$37,419

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.42%	0.71%	0.71%	0.82%	0.69%

Total Return (C)	36.66%	-1.95%	25.85%	3.88%	8.15%

	Invesco Oppenheimer
	V.I. Main Street Fund (2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$47.686	$51.953	$44.598	$40.100	$38.975

Unit value, end of year	$62.763	$47.686	$51.953	$44.598	$40.100

Units outstanding (000’s), beginning of year/period(1)	61	54	161	132	—
Units Issued (000’s)(1)	20	30	45	60	142
Units Redeemed (000’s)(1)	(21)	(23)	(152)	(31)	(10)

Units Outstanding (000’s), end of year/period(1)	60	61	54	161	132

Net Assets (000’s), end of year/period	$3,766	$2,916	$2,818	$7,182	$5,281

Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.06%	1.16%	1.26%	1.10%	0.92%

Total Return (C)	31.62%	-8.21%	16.49%	11.22%	2.89%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Unit value, beginning of year/period	$8.821		$10.000

Unit value, end of year/period	$11.554		$8.821

Units outstanding (000’s), beginning of year/period	—	(G)	—
Units Issued (000’s)	5		—	(G)
Units Redeemed (000’s)	(1)		—

Units Outstanding (000’s), end of year/period	4		—	(G)

Net Assets (000’s), end of year/period	$42		$1

Expense Ratio (A)	0.10%	(F)	0.10%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	30.99%		-11.79%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.043

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	8
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	8

Net Assets (000’s), end of period	$87

Expense Ratio (A)	0.35%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.43%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.35%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$13.629		$13.960		$13.475		$12.867		$13.262

Unit value, end of year	$14.766		$13.629		$13.960		$13.475		$12.867

Units outstanding (000’s), beginning of year/period(1)	78		77		96		77		—
Units Issued (000’s)(1)	31		29		71		57		99
Units Redeemed (000’s)(1)	(21)		(28)		(90)		(38)		(22)

Units Outstanding (000’s), end of year/period(1)	88		78		77		96		77

Net Assets (000’s), end of year/period	$1,293		$1,065		$1,073		$1,292		$984

Expense Ratio (A)(D)	0.25%		0.25%		0.25%		0.25%		0.32%

Investment Income Ratio (B)	1.82%		2.63%		2.53%		2.47%		4.27%

Total Return (C)	8.34%		-2.37%		3.60%		4.72%		-2.97%

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$31.727		$31.161		$22.933		$22.803		$20.594

Unit value, end of year	$41.169		$31.727		$31.161		$22.933		$22.803

Units outstanding (000’s), beginning of year/period(1)	263		204		292		329		—
Units Issued (000’s)(1)	168		217		316		184		365
Units Redeemed (000’s)(1)	(108)		(158)		(404)		(221)		(36)

Units Outstanding (000’s), end of year/period(1)	323		263		204		292		329

Net Assets (000’s), end of year/period	$13,294		$8,357		$6,360		$6,702		$7,496

Expense Ratio (A)	0.10%	(E)	0.10%	(E)	0.19%	(E)	0.20%	(E)	0.27%	(E)

Investment Income Ratio (B)	—		3.36%		—		—		—

Total Return (C)	29.76%		1.82%		35.87%		0.57%		10.73%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)	Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(1)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.509

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	3
Units Redeemed (000’s)	(2)

Units Outstanding (000’s), end of period	1

Net Assets (000’s), end of period	$10

Expense Ratio (A)	0.35%	(D)

Investment Income Ratio (B)	—

Total Return (C)	5.09%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Certain National Accounts Tier 3 Reduced Fee Units*

Year Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund(2)	All America Fund(2)	Small Cap Value Fund(2)	Small Cap Growth Fund(2)	Small Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$7.238	$19.288	$2.231	$2.339	$8.324

Unit value, end of year	$9.501	$24.749	$2.657	$2.960	$10.158

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	1,677	136	1,106	1,491	24
Units Redeemed (000’s)(1)	(84)	(9)	(34)	(73)	—	(D)

Units Outstanding (000’s), end of period(1)	1,593	127	1,072	1,418	24

Net Assets (000’s), end of period	$15,133	$3,136	$2,849	$4,196	$247

Expense Ratio (A)	0.40%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.65%	1.25%	0.83%	0.09%	1.66%

Total Return (C)	30.79%	27.85%	18.63%	26.09%	21.92%

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)	Mid-Cap Equity Index Fund(2)	Composite Fund(2)	International Fund(2)	Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$2.056	$4.548	$10.876	$0.957	$2.537

Unit value, end of year	$2.611	$5.728	$12.977	$1.158	$2.587

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	334	1,535	227	791	473
Units Redeemed (000’s)(1)	(30)	(82)	(24)	(171)	(82)

Units Outstanding (000’s), end of period(1)	304	1,453	203	620	391

Net Assets (000’s), end of period	$795	$8,325	$2,628	$719	$1,012

Expense Ratio (A)	0.40%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.35%	1.20%	2.20%	2.38%	1.15%

Total Return (C)	26.53%	25.51%	18.90%	20.53%	1.61%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)	Bond Fund(2)	Retirement Income Fund(2)	2010 Retirement Fund(2)	2015 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$2.595	$6.877	$1.578	$1.587	$1.591

Unit value, end of year	$2.750	$7.399	$1.764	$1.795	$1.835

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	853	921	1,948	480	2,110
Units Redeemed (000’s)(1)	(55)	(108)	(205)	(10)	(205)

Units Outstanding (000’s), end of period(1)	798	813	1,743	470	1,905

Net Assets (000’s), end of period	$2,196	$6,017	$3,076	$843	$3,495

Expense Ratio (A)	0.40%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	2.14%	2.54%	1.70%	1.87%	2.03%

Total Return (C)	5.62%	7.22%	11.41%	12.70%	14.88%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)	2025 Retirement Fund(2)	2030 Retirement Fund(2)	2035 Retirement Fund(2)	2040 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$1.614	$1.682	$1.737	$1.739	$1.728

Unit value, end of year	$1.896	$2.014	$2.117	$2.149	$2.146

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	10,029	11,822	9,440	9,200	7,224
Units Redeemed (000’s)(1)	(699)	(288)	(257)	(121)	(220)

Units Outstanding (000’s), end of period(1)	9,330	11,534	9,183	9,079	7,004

Net Assets (000’s), end of period	$17,690	$23,228	$19,443	$19,509	$15,031

Expense Ratio (A)	0.40%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.89%	1.71%	1.62%	1.55%	1.52%

Total Return (C)	17.06%	19.32%	21.45%	23.12%	23.75%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or periods ending in 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for the years or periods ending in 2015.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)	2050 Retirement Fund(2)	2055 Retirement Fund(2)		2060 Retirement Fund(2)		Conservative Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$1.709	$1.622	$1.107		$8.926		$1.997

Unit value, end of year	$2.127	$2.022	$1.375		$11.081		$2.275

Units outstanding (000’s), beginning of period	—	—	—		—		—
Units Issued (000’s)	7,667	5,383	2,833		83		1,846
Units Redeemed (000’s)	(443)	(216)	(165)		(3)		(182)

Units Outstanding (000’s), end of period	7,224	5,167	2,668		80		1,664

Net Assets (000’s), end of period	$15,365	$10,446	$3,669		$881		$3,787

Expense Ratio (A)	0.40%	0.40%	0.40%		0.40%		0.40%

Investment Income Ratio (B)	1.54%	1.42%	1.04%		0.09%		2.06%

Total Return (C)	24.04%	24.15%	23.90%		24.03%		13.53%

	Mutual of America Investment Corporation		Fidelity
	Moderate Allocation Fund(2)	Aggressive Allocation Fund(2)	VIP Equity-Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$2.531	$2.944	$78.213		$50.868		$93.381

Unit value, end of year	$3.014	$3.612	$99.736		$60.183		$122.945

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	3,141	1,630	45		58		100
Units Redeemed (000’s)(1)	(122)	(54)	(1)		(4)		(5)

Units Outstanding (000’s), end of period(1)	3,019	1,576	44		54		95

Net Assets (000’s), end of period	$9,099	$5,693	$4,411		$3,229		$11,663

Expense Ratio (A)	0.40%	0.40%	0.30%	(D)	0.30%	(D)	0.30%	(D)

Investment Income Ratio (B)	2.02%	1.91%	2.02%		1.79%		0.46%

Total Return (C)	18.68%	22.26%	27.06%		17.90%		31.19%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.40%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)	VIF International Portfolio(2)	VIF Real Estate Index Portfolio(2)	VIF Total Bond Market Index Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019	2019	2019	2019
Unit value, beginning of year	$80.617		$28.717	$33.427	$16.530	$10.135

Unit value, end of year	$99.583		$36.083	$43.846	$21.284	$10.981

Units outstanding (000’s), beginning of period(1)	—		—	—	—	—
Units Issued (000’s)(1)	40		110	148	37	59
Units Redeemed (000’s)(1)	(8)		(14)	(10)	(4)	(2)

Units Outstanding (000’s), end of period(1)	32		96	138	33	57

Net Assets (000’s), end of period	$3,171		$3,478	$6,036	$712	$625

Expense Ratio (A)	0.30%	(D)	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	0.85%		2.88%	1.44%	2.54%	1.32%

Total Return (C)	23.08%		25.20%	30.69%	28.29%	8.24%

	Goldman Sachs			American Century	American Funds	Calvert
	VIT Small Cap Equity Insights Fund(3)		VIT US Equity Insights Fund(3)	VP Capital Appreciation Fund(2)	New World Fund(2)	VP SRI Balanced Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019	2019	2019	2019
Unit value, beginning of year	$10.000		$10.000	$49.036	$25.942	$6.004

Unit value, end of year	$10.716		$10.834	$66.674	$33.888	$7.466

Units outstanding (000’s), beginning of period(1)	—		—	—	—	—
Units Issued (000’s)(1)	—	(E)	1	98	15	297
Units Redeemed (000’s)(1)	—		—	(12)	(3)	(6)

Units Outstanding (000’s), end of period(1)	—	(E)	1	86	12	291

Net Assets (000’s), end of period	$—	(F)	$6	$5,730	$414	$2,176

Expense Ratio (A)	0.40%	(G)	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.00%	(G)	2.17%	0.04%	1.26%	1.58%

Total Return (C)	7.16%	(H)	8.34%	35.48%	30.16%	23.91%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2015 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.40%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Delaware		DWS	Invesco Oppenheimer	MFS	Neuberger Berman Advisers Management Trust
	VIP Small Cap Value Series(3)		Capital Growth VIP(2)	V.I. Main Street Fund(2)	VIT III Mid Cap Value Portfolio(2)	Sustainable Equity Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019	2019	2019	2019
Unit value, beginning of year	$10.000		$94.759	$47.538	$8.816	$10.000

Unit value, end of year	$10.911		$129.900	$62.763	$11.554	$11.043

Units outstanding (000’s), beginning of period(1)	—		—	—	—	—
Units Issued (000’s)(1)	—	(D)	54	16	3	1
Units Redeemed (000’s)(1)	—		(3)	(3)	(1)	—

Units Outstanding (000’s), end of period(1)	—	(D)	51	13	2	1

Net Assets (000’s), end of period	$—	(E)	$6,683	$820	$28	$15

Expense Ratio (A)	0.40%	(F)	0.40%	0.40%	0.15%	0.40%	(F)

Investment Income Ratio (B)	—		0.42%	1.06%	1.30%	0.38%	(G)

Total Return (C)	9.11%	(G)	36.59%	31.55%	30.92%	10.43%	(G)

	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019
Unit value, beginning of year	$13.587		$31.628		$10.000

Unit value, end of year	$14.766		$41.169		$10.509

Units outstanding (000’s), beginning of period(1)	—		—		—
Units Issued (000’s)(1)	28		154		1
Units Redeemed (000’s)(1)	(2)		(26)		—

Units Outstanding (000’s), end of period(1)	26		128		1

Net Assets (000’s), end of period	$389		$5,257		$8

Expense Ratio (A)	0.30%	(D)(H)	0.15%	(E)(I)	0.35%	(F)(J)

Investment Income Ratio (B)	1.82%		—		—

Total Return (C)	8.28%		29.70%		5.09%	(G)

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2015 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Less than $500.
(F)	Annualized.
(G)	Not annualized.
(H)	Absent reimbursement by PIMCO, the expense ratio would have been 0.40%.
(I)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.40%.
(J)	Absent reimbursement by Victory, the expense ratio would have been 0.40%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Defined Contribution Plans – Certain National Accounts Tier 4 Reduced Fee Units*

Year Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund(2)	All America Fund(2)	Small Cap Value Fund(2)	Small Cap Growth Fund(2)	Small Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$7.166	$19.097	$2.209	$2.315	$8.317

Unit value, end of year	$9.465	$24.654	$2.647	$2.949	$10.145

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	705	43	507	558	18
Units Redeemed (000’s)(1)	(97)	(9)	(61)	(84)	—	(D)

Units Outstanding (000’s), end of period(1)	608	34	446	474	18

Net Assets (000’s), end of period	$5,755	$833	$1,179	$1,399	$181

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.65%	1.25%	0.83%	0.09%	1.66%

Total Return (C)	30.66%	27.72%	18.51%	25.96%	21.79%

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)	Mid-Cap Equity Index Fund(2)	Composite Fund(2)	International Fund(2)	Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$2.036	$4.502	$10.771	$0.948	$2.512

Unit value, end of year	$2.601	$5.706	$12.927	$1.154	$2.578

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	288	689	152	296	125
Units Redeemed (000’s)(1)	(49)	(71)	(20)	(42)	(4)

Units Outstanding (000’s), end of period(1)	239	618	132	254	121

Net Assets (000’s), end of period	$621	$3,525	$1,703	$293	$312

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.35%	1.20%	2.20%	2.38%	1.15%

Total Return (C)	26.41%	25.38%	18.78%	20.41%	1.51%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)	Bond Fund(2)	Retirement Income Fund(2)	2010 Retirement Fund(2)	2015 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$2.570	$6.812	$1.562	$1.572	$1.576

Unit value, end of year	$2.740	$7.372	$1.758	$1.789	$1.828

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	326	334	1,262	239	949
Units Redeemed (000’s)(1)	(51)	(78)	(47)	(17)	(185)

Units Outstanding (000’s), end of period(1)	275	256	1,215	222	764

Net Assets (000’s), end of period	$754	$1,887	$2,135	$397	$1,397

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.14%	2.54%	1.70%	1.87%	2.03%

Total Return (C)	5.51%	7.11%	11.30%	12.58%	14.77%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)	2025 Retirement Fund(2)	2030 Retirement Fund(2)	2035 Retirement Fund(2)	2040 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$1.597	$1.665	$1.720	$1.721	$1.710

Unit value, end of year	$1.889	$2.006	$2.109	$2.141	$2.138

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	4,166	6,558	4,843	3,316	2,351
Units Redeemed (000’s)(1)	(858)	(447)	(578)	(175)	(315)

Units Outstanding (000’s), end of period(1)	3,308	6,111	4,265	3,141	2,036

Net Assets (000’s), end of period	$6,249	$12,260	$8,995	$6,723	$4,352

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.89%	1.71%	1.62%	1.55%	1.52%

Total Return (C)	16.95%	19.20%	21.33%	23.00%	23.63%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)	2050 Retirement Fund(2)	2055 Retirement Fund(2)		2060 Retirement Fund(2)		Conservative Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$1.691	$1.608	$1.103		$8.919		$1.978

Unit value, end of year	$2.119	$2.014	$1.371		$11.068		$2.267

Units outstanding (000’s), beginning of period	—	—	—		—		—
Units Issued (000’s)	3,345	2,361	888		31		1,148
Units Redeemed (000’s)	(253)	(280)	(114)		(2)		(376)

Units Outstanding (000’s), end of period	3,092	2,081	774		29		772

Net Assets (000’s), end of period	$6,552	$4,192	$1,062		$318		$1,750

Expense Ratio (A)	0.50%	0.50%	0.50%		0.50%		0.50%

Investment Income Ratio (B)	1.54%	1.42%	1.04%		0.09%		2.06%

Total Return (C)	23.92%	24.03%	23.78%		23.91%		13.42%

	Mutual of America Investment Corporation		Fidelity
	Moderate Allocation Fund(2)	Aggressive Allocation Fund(2)	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$2.506	$2.916	$77.418		$50.354		$92.431

Unit value, end of year	$3.002	$3.599	$99.354		$59.956		$122.472

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	1,266	950	24		28		49
Units Redeemed (000’s)(1)	(139)	(110)	(5)		(3)		(5)

Units Outstanding (000’s), end of period(1)	1,127	840	19		25		44

Net Assets (000’s), end of period	$3,385	$3,025	$1,885		$1,515		$5,421

Expense Ratio (A)	0.50%	0.50%	0.40%	(D)	0.40%	(D)	0.40%	(D)

Investment Income Ratio (B)	2.02%	1.91%	2.02%		1.79%		0.46%

Total Return (C)	18.56%	22.13%	26.94%		17.78%		31.06%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2015 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)	VIF Real Estate Index Portfolio(2)	VIF Total Bond Market Index Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019	2019	2019
Unit value, beginning of year	$79.793		$28.435		$33.097	$16.413	$10.128

Unit value, end of year	$99.198		$35.944		$43.676	$21.202	$10.968

Units outstanding (000’s), beginning of period(1)	—		—		—	—	—
Units Issued (000’s)(1)	21		57		78	22	22
Units Redeemed (000’s)(1)	(2)		(8)		(10)	(1)	—	(E)

Units Outstanding (000’s), end of period(1)	19		49		68	21	22

Net Assets (000’s), end of period	$1,903		$1,759		$2,989	$447	$240

Expense Ratio (A)	0.40%	(D)	0.50%		0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.85%		2.88%		1.44%	2.54%	1.32%

Total Return (C)	22.96%		25.07%		30.56%	28.17%	8.13%

	Goldman Sachs				American Century	American Funds	Calvert
	VIT Small Cap Equity Insights Fund(3)		VIT US Equity Insights Fund(3)		VP Capital Appreciation Fund(2)	New World Fund(2)	VP SRI Balanced Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019	2019	2019
Unit value, beginning of year	$10.000		$10.000		$48.536	$25.761	$5.946

Unit value, end of year	$10.713		$10.831		$66.416	$33.758	$7.438

Units outstanding (000’s), beginning of period(1)	—		—		—	—	—
Units Issued (000’s)(1)	5		1		42	4	227
Units Redeemed (000’s)(1)	—	(E)	—	(E)	(3)	(1)	(5)

Units Outstanding (000’s), end of period(1)	5		—	(E)	39	3	222

Net Assets (000’s), end of period	$55		$—	(F)	$2,560	$97	$1,650

Expense Ratio (A)	0.50%	(G)	0.50%	(G)	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.00%	(H)	2.17%	(H)	0.04%	1.26%	1.58%

Total Return (C)	7.13%	(H)	8.31%	(H)	35.34%	30.03%	23.79%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2015 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50%
(E)	Less than 500 units.
(F)	Less than $500.
(G)	Annualized.
(H)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Delaware		DWS	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	VIP Small Cap Value Series(3)		Capital Growth VIP(2)	V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019	2019		2019		2019
Unit value, beginning of year	$10.000		$93.825	$47.071		$8.810		$10.000

Unit value, end of year	$10.908		$129.399	$62.523		$11.540		$11.041

Units outstanding (000’s), beginning of period(1)	—		—	—		—		—
Units Issued (000’s)(1)	2		19	5		3		2
Units Redeemed (000’s)(1)	—	(D)	(5)	—	(D)	—	(D)	—

Units Outstanding (000’s), end of period(1)	2		14	5		3		2

Net Assets (000’s), end of period	$20		$1,864	$315		$38		$25

Expense Ratio (A)	0.50%	(F)	0.50%	0.50%		0.25%	(H)	0.50%	(F)

Investment Income Ratio (B)	—		0.42%	1.06%		1.30%		0.38%	(G)

Total Return (C)	9.08%	(G)	36.46%	31.42%		30.79%		10.41%	(G)

	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019
Unit value, beginning of year	$13.498		$31.403		$10.000

Unit value, end of year	$14.708		$41.010		$10.507

Units outstanding (000’s), beginning of period(1)	—		—		—
Units Issued (000’s)(1)	18		88		—	(D)
Units Redeemed (000’s)(1)	(1)		(15)		—

Units Outstanding (000’s), end of period(1)	17		73		—	(D)

Net Assets (000’s), end of period	$253		$3,006		$—	(E)

Expense Ratio (A)	0.40%	(I)	0.25%	(J)	0.45%	(F)(K)

Investment Income Ratio (B)	1.82%		—		—

Total Return (C)	8.18%		29.57%		5.07%	(G)

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2015 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Less than $500.
(F)	Annualized.
(G)	Not annualized.
(H)	Absent reimbursement by MFS, the expense ratio would have been 0.50%.
(I)	Absent reimbursement by PIMCO, the expense ratio would have been 0.50%.
(J)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.50%.
(K)	Absent reimbursement by Victory, the expense ratio would have been 0.50%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Tier 3 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$7.238	$7.618	$6.290	$5.652	$5.609

Unit value, end of year	$9.462	$7.238	$7.618	$6.290	$5.652

Units outstanding (000’s), beginning of year	24,020	22,371	18,392	15,480	26,165
Units Issued (000’s)	4,736	6,561	10,027	7,074	4,899
Units Redeemed (000’s)	(6,253)	(4,912)	(6,048)	(4,162)	(15,584)

Units Outstanding (000’s), end of year	22,503	24,020	22,371	18,392	15,480

Net Assets (000’s), end of year	$212,927	$173,863	$170,420	$115,693	$87,487

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.65%	1.58%	1.60%	1.76%	1.59%

Total Return (C)	30.73%	-4.99%	21.11%	11.30%	0.76%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$19.288	$21.121	$17.767	$16.008	$16.090

Unit value, end of year	$24.647	$19.288	$21.121	$17.767	$16.008

Units outstanding (000’s), beginning of year	2,324	2,484	1,958	1,999	3,856
Units Issued (000’s)	281	317	1,065	591	465
Units Redeemed (000’s)	(545)	(477)	(539)	(632)	(2,322)

Units Outstanding (000’s), end of year	2,060	2,324	2,484	1,958	1,999

Net Assets (000’s), end of year	$50,762	$44,833	$52,467	$34,786	$32,005

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.25%	1.27%	1.23%	1.36%	1.35%

Total Return (C)	27.78%	-8.68%	18.88%	10.99%	-0.51%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.232	$2.624	$2.434	$2.037	$2.119

Unit value, end of year	$2.646	$2.232	$2.624	$2.434	$2.037

Units outstanding (000’s), beginning of year	18,295	18,932	15,925	14,190	24,315
Units Issued (000’s)	2,459	3,733	8,864	5,446	4,276
Units Redeemed (000’s)	(4,371)	(4,370)	(5,857)	(3,711)	(14,401)

Units Outstanding (000’s), end of year	16,383	18,295	18,932	15,925	14,190

Net Assets (000’s), end of year	$43,351	$40,827	$49,680	$38,764	$28,905

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	0.83%	1.42%	0.56%	0.86%	0.83%

Total Return (C)	18.57%	-14.96%	7.80%	19.50%	-3.86%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$2.339	$2.686	$2.179	$2.025	$2.084

Unit value, end of year/period	$2.948	$2.339	$2.686	$2.179	$2.025

Units outstanding (000’s), beginning of year	22,248	23,020	17,967	16,709	26,691
Units Issued (000’s)	3,250	4,691	10,911	6,098	6,264
Units Redeemed (000’s)	(5,876)	(5,463)	(5,858)	(4,840)	(16,246)

Units Outstanding (000’s), end of year	19,622	22,248	23,020	17,967	16,709

Net Assets (000’s), end of year	$57,842	$52,039	$61,833	$39,151	$33,832

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	0.09%	0.01%	0.02%	—	—

Total Return (C)	26.02%	-12.92%	23.27%	7.62%	-2.85%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.324	$10.000

Unit value, end of year/period	$10.143	$8.324

Units outstanding (000’s), beginning of year/period	242	—
Units Issued (000’s)	241	277
Units Redeemed (000’s)	(95)	(35)

Units Outstanding (000’s), end of year/period	388	242

Net Assets (000’s), end of year/period	$3,937	$2,017

Expense Ratio (A)	0.45%	0.45%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	21.85%	-16.76%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.056	$2.404	$2.101	$1.817	$1.889

Unit value, end of year	$2.601	$2.056	$2.404	$2.101	$1.817

Units outstanding (000’s), beginning of year	5,860	6,026	4,970	4,286	7,877
Units Issued (000’s)	1,136	1,403	3,183	1,870	2,280
Units Redeemed (000’s)	(1,518)	(1,569)	(2,127)	(1,186)	(5,871)

Units Outstanding (000’s), end of year	5,478	5,860	6,026	4,970	4,286

Net Assets (000’s), end of year	$14,245	$12,049	$14,485	$10,443	$7,787

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.35%	1.67%	1.04%	1.30%	1.06%

Total Return (C)	26.47%	-14.46%	14.41%	15.66%	-3.80%

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$4.548	$5.148	$4.456	$3.714	$3.822

Unit value, end of year	$5.704	$4.548	$5.148	$4.456	$3.714

Units outstanding (000’s), beginning of year	22,738	22,363	19,817	18,248	28,504
Units Issued (000’s)	3,503	5,460	10,094	6,919	5,368
Units Redeemed (000’s)	(5,692)	(5,085)	(7,548)	(5,350)	(15,624)

Units Outstanding (000’s), end of year	20,549	22,738	22,363	19,817	18,248

Net Assets (000’s), end of year	$117,222	$103,401	$115,116	$88,298	$67,770

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.20%	1.35%	1.10%	1.24%	1.12%

Total Return (C)	25.44%	-11.66%	15.53%	19.97%	-2.83%

	Mutual of America Investment Corporation
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$10.876	$11.286	$10.000	$9.308	$9.278

Unit value, end of year	$12.924	$10.876	$11.286	$10.000	$9.308

Units outstanding (000’s), beginning of year	3,149	2,934	2,389	2,465	4,431
Units Issued (000’s)	648	776	1,242	735	670
Units Redeemed (000’s)	(837)	(561)	(697)	(811)	(2,636)

Units Outstanding (000’s), end of year	2,960	3,149	2,934	2,389	2,465

Net Assets (000’s), end of year	$38,252	$34,250	$33,117	$23,885	$22,948

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.20%	2.06%	2.04%	2.05%	2.09%

Total Return (C)	18.84%	-3.64%	12.86%	7.44%	0.32%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$0.957	$1.110	$0.896	$0.885	$0.895

Unit value, end of year	$1.153	$0.957	$1.110	$0.896	$0.885

Units outstanding (000’s), beginning of year	7,734	7,725	5,846	4,814	6,410
Units Issued (000’s)	1,633	2,417	4,111	2,520	2,416
Units Redeemed (000’s)	(2,338)	(2,408)	(2,232)	(1,488)	(4,012)

Units Outstanding (000’s), end of year	7,029	7,734	7,725	5,846	4,814

Net Assets (000’s), end of year	$8,107	$7,405	$8,575	$5,236	$4,260

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.38%	2.24%	2.16%	2.23%	2.63%

Total Return (C)	20.47%	-13.74%	23.92%	1.24%	-1.10%

	Mutual of America Investment Corporation
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.537	$2.506	$2.500	$2.508	$2.522

Unit value, end of year	$2.577	$2.537	$2.506	$2.500	$2.508

Units outstanding (000’s), beginning of year	6,554	4,960	3,960	3,869	6,948
Units Issued (000’s)	1,948	3,623	2,741	2,079	2,112
Units Redeemed (000’s)	(3,175)	(2,029)	(1,741)	(1,988)	(5,191)

Units Outstanding (000’s), end of year	5,327	6,554	4,960	3,960	3,869

Net Assets (000’s), end of year	$13,727	$16,630	$12,431	$9,899	$9,702

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.15%	0.25%	0.12%	—	—

Total Return (C)	1.56%	1.25%	0.25%	-0.31%	-0.59%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.595	$2.592	$2.544	$2.469	$2.466

Unit value, end of year	$2.739	$2.595	$2.592	$2.544	$2.469

Units outstanding (000’s), beginning of year	12,285	11,802	10,091	9,654	14,698
Units Issued (000’s)	2,226	3,471	5,119	3,707	3,465
Units Redeemed (000’s)	(3,164)	(2,988)	(3,408)	(3,270)	(8,509)

Units Outstanding (000’s), end of year	11,347	12,285	11,802	10,091	9,654

Net Assets (000’s), end of year	$31,084	$31,878	$30,588	$25,675	$23,839

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.14%	2.12%	2.14%	2.59%	2.28%

Total Return (C)	5.56%	0.12%	1.86%	3.04%	0.13%

	Mutual of America Investment Corporation
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.877	$6.896	$6.686	$6.414	$6.424

Unit value, end of year	$7.370	$6.877	$6.896	$6.686	$6.414

Units outstanding (000’s), beginning of year	10,069	9,985	8,290	7,276	10,994
Units Issued (000’s)	2,318	2,419	4,370	3,100	2,635
Units Redeemed (000’s)	(2,724)	(2,335)	(2,675)	(2,086)	(6,353)

Units Outstanding (000’s), end of year	9,663	10,069	9,985	8,290	7,276

Net Assets (000’s), end of year	$71,216	$69,243	$68,864	$55,426	$46,668

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.54%	2.64%	2.70%	2.76%	3.08%

Total Return (C)	7.16%	-0.28%	3.15%	4.24%	-0.15%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.578	$1.605	$1.501	$1.420	$1.420

Unit value, end of year	$1.757	$1.578	$1.605	$1.501	$1.420

Units outstanding (000’s), beginning of year	10,747	9,837	6,154	6,858	8,213
Units Issued (000’s)	4,081	4,588	5,543	2,988	5,143
Units Redeemed (000’s)	(3,969)	(3,678)	(1,860)	(3,692)	(6,498)

Units Outstanding (000’s), end of year	10,859	10,747	9,837	6,154	6,858

Net Assets (000’s), end of year	$19,083	$16,962	$15,785	$9,240	$9,741

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.70%	1.71%	1.85%	2.12%	1.76%

Total Return (C)	11.35%	-1.64%	6.87%	5.71%	0.01%

	Mutual of America Investment Corporation
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.587	$1.626	$1.498	$1.408	$1.409

Unit value, end of year	$1.788	$1.587	$1.626	$1.498	$1.408

Units outstanding (000’s), beginning of year	2,897	2,980	2,709	2,679	4,839
Units Issued (000’s)	429	583	1,400	1,258	805
Units Redeemed (000’s)	(1,461)	(666)	(1,129)	(1,228)	(2,965)

Units Outstanding (000’s), end of year	1,865	2,897	2,980	2,709	2,679

Net Assets (000’s), end of year	$3,334	$4,599	$4,845	$4,056	$3,771

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.87%	1.96%	2.19%	2.27%	2.13%

Total Return (C)	12.64%	-2.37%	8.57%	6.39%	-0.08%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.592	$1.648	$1.497	$1.396	$1.399

Unit value, end of year	$1.828	$1.592	$1.648	$1.497	$1.396

Units outstanding (000’s), beginning of year	14,175	15,432	14,049	15,433	23,681
Units Issued (000’s)	2,955	4,353	6,488	5,026	7,521
Units Redeemed (000’s)	(4,834)	(5,610)	(5,105)	(6,410)	(15,769)

Units Outstanding (000’s), end of year	12,296	14,175	15,432	14,049	15,433

Net Assets (000’s), end of year	$22,472	$22,562	$25,437	$21,026	$21,538

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.03%	1.93%	2.03%	2.32%	2.05%

Total Return (C)	14.83%	-3.44%	10.14%	7.24%	-0.21%

	Mutual of America Investment Corporation
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.614	$1.689	$1.508	$1.395	$1.400

Unit value, end of year	$1.888	$1.614	$1.689	$1.508	$1.395

Units outstanding (000’s), beginning of year	63,327	58,519	42,341	37,777	53,657
Units Issued (000’s)	16,591	20,314	28,265	18,082	19,422
Units Redeemed (000’s)	(24,683)	(15,506)	(12,087)	(13,518)	(35,302)

Units Outstanding (000’s), end of year	55,235	63,327	58,519	42,341	37,777

Net Assets (000’s), end of year	$104,305	$102,205	$98,858	$63,856	$52,713

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.89%	1.74%	1.68%	1.92%	1.75%

Total Return (C)	17.00%	-4.46%	12.01%	8.08%	-0.34%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.682	$1.782	$1.564	$1.431	$1.439

Unit value, end of year	$2.006	$1.682	$1.782	$1.564	$1.431

Units outstanding (000’s), beginning of year	83,410	70,597	47,216	40,002	50,395
Units Issued (000’s)	26,094	26,852	37,390	19,028	20,193
Units Redeemed (000’s)	(24,503)	14,039	(14,009)	(11,814)	(30,586)

Units Outstanding (000’s), end of year	85,001	83,410	70,597	47,216	40,002

Net Assets (000’s), end of year	$170,486	$140,282	$125,829	$73,869	$57,232

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.71%	1.58%	1.44%	1.72%	1.60%

Total Return (C)	19.26%	-5.64%	13.93%	9.35%	-0.58%

	Mutual of America Investment Corporation
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.737	$1.866	$1.616	$1.466	$1.476

Unit value, end of year	$2.109	$1.737	$1.866	$1.616	$1.466

Units outstanding (000’s), beginning of year	69,769	57,496	40,504	31,802	39,955
Units Issued (000’s)	20,936	22,772	28,953	16,557	15,196
Units Redeemed (000’s)	(18,889)	(10,499)	(11,961)	(7,855)	(23,349)

Units Outstanding (000’s), end of year	71,816	69,769	57,496	40,504	31,802

Net Assets (000’s), end of year	$151,444	$121,204	$107,293	$65,445	$46,614

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.62%	1.46%	1.33%	1.65%	1.55%

Total Return (C)	21.39%	-6.91%	15.49%	10.23%	-0.69%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.739	$1.885	$1.617	$1.457	$1.470

Unit value, end of year	$2.140	$1.739	$1.885	$1.617	$1.457

Units outstanding (000’s), beginning of year	60,016	47,896	33,452	25,679	32,459
Units Issued (000’s)	19,662	20,940	23,937	14,976	11,909
Units Redeemed (000’s)	(18,112)	(8,820)	(9,493)	(7,203)	(18,689)

Units Outstanding (000’s), end of year	61,566	60,016	47,896	33,452	25,679

Net Assets (000’s), end of year	$131,749	$104,364	$90,306	$54,081	$37,424

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.55%	1.38%	1.25%	1.54%	1.45%

Total Return (C)	23.06%	-7.77%	16.62%	10.93%	-0.85%

	Mutual of America Investment Corporation
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.728	$1.885	$1.613	$1.451	$1.467

Unit value, end of year	$2.137	$1.728	$1.885	$1.613	$1.451

Units outstanding (000’s), beginning of year	50,684	41,312	29,769	25,000	29,158
Units Issued (000’s)	16,131	16,287	21,036	11,823	12,106
Units Redeemed (000’s)	(14,047)	(7,455)	(9,493)	(7,054)	(16,264)

Units Outstanding (000’s), end of year	52,768	50,684	41,312	29,769	25,000

Net Assets (000’s), end of year	$112,785	$87,583	$77,887	$48,023	$36,280

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.52%	1.35%	1.19%	1.48%	1.39%

Total Return (C)	23.69%	-8.35%	16.87%	11.16%	-1.11%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.709	$1.871	$1.598	$1.437	$1.454

Unit value, end of year	$2.118	$1.709	$1.871	$1.598	$1.437

Units outstanding (000’s), beginning of year	60,440	51,041	39,544	32,554	36,538
Units Issued (000’s)	16,285	18,446	24,221	15,320	14,920
Units Redeemed (000’s)	(16,318)	(9,047)	(12,724)	(8,330)	(18,904)

Units Outstanding (000’s), end of year	60,407	60,440	51,041	39,544	32,554

Net Assets (000’s), end of year	$127,960	$103,266	$95,511	$63,194	$46,791

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.54%	1.37%	1.19%	1.49%	1.41%

Total Return (C)	23.98%	-8.69%	17.09%	11.18%	-1.16%

	Mutual of America Investment Corporation
	2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.622	$1.786	$1.522	$1.368	$1.384

Unit value, end of year	$2.013	$1.622	$1.786	$1.522	$1.368

Units outstanding (000’s), beginning of year	40,949	30,495	19,250	10,796	6,508
Units Issued (000’s)	16,132	17,176	18,305	11,340	8,341
Units Redeemed (000’s)	(13,349)	(6,722)	(7,060)	(2,886)	(4,053)

Units Outstanding (000’s), end of year	43,732	40,949	30,495	19,250	10,796

Net Assets (000’s), end of year	$88,046	$66,439	$54,445	$29,295	$14,764

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.42%	1.21%	0.96%	1.07%	0.83%

Total Return (C)	24.09%	-9.14%	17.34%	11.28%	-1.20%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2016(1)
	2019	2018	2017
Unit value, beginning of year/period	$1.107	$1.220	$1.039	$1.000

Unit value, end of year/period	$1.371	$1.107	$1.220	$1.039

Units outstanding (000’s), beginning of year/period	11,949	4,496	244	—
Units Issued (000’s)	12,259	9,799	4,665	269
Units Redeemed (000’s)	(5,024)	(2,346)	(413)	(25)

Units Outstanding (000’s), end of year/period	19,184	11,949	4,496	244

Net Assets (000’s), end of year/period	$26,299	$13,227	$5,486	$253

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	(D)

Investment Income Ratio (B)	1.04%	0.59%	—	—

Total Return (C)	23.84%	-9.28%	17.46%	3.88%	(E)

	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(2)
Unit value, beginning of year/period	$8.926	$10.000

Unit value, end of year/period	$11.065	$8.926

Units outstanding (000’s), beginning of year/period	84	—
Units Issued (000’s)	460	87
Units Redeemed (000’s)	(93)	(3)

Units Outstanding (000’s), end of year/period	451	84

Net Assets (000’s), end of year/period	$4,986	$749

Expense Ratio (A)	0.45%	0.45%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	23.97%	-10.74%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.997	$2.048	$1.888	$1.778	$1.778

Unit value, end of year	$2.266	$1.997	$2.048	$1.888	$1.778

Units outstanding (000’s), beginning of year	13,506	14,828	10,429	8,827	12,387
Units Issued (000’s)	3,523	3,345	7,814	4,537	4,277
Units Redeemed (000’s)	(4,152)	(4,667)	(3,415)	(2,935)	(7,837)

Units Outstanding (000’s), end of year	12,877	13,506	14,828	10,429	8,827

Net Assets (000’s), end of year	$29,179	$26,970	$30,364	$19,695	$15,691

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.06%	2.12%	2.12%	2.32%	2.07%

Total Return (C)	13.48%	-2.48%	8.43%	6.23%	-0.04%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.531	$2.659	$2.349	$2.163	$2.170

Unit value, end of year	$3.002	$2.531	$2.659	$2.349	$2.163

Units outstanding (000’s), beginning of year	31,704	30,570	23,723	19,957	30,595
Units Issued (000’s)	5,755	7,359	14,186	9,243	8,019
Units Redeemed (000’s)	(8,470)	(6,225)	(7,339)	(5,477)	(18,657)

Units Outstanding (000’s), end of year	28,989	31,704	30,570	23,723	19,957

Net Assets (000’s), end of year	$87,014	$80,229	$81,289	$55,721	$43,167

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.02%	1.89%	1.86%	2.17%	2.04%

Total Return (C)	18.62%	-4.84%	13.21%	8.59%	-0.31%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$2.944		$3.185		$2.743		$2.485		$2.506

Unit value, end of year	$3.598		$2.944		$3.185		$2.743		$2.485

Units outstanding (000’s), beginning of year	21,142		20,860		16,261		14,431		21,351
Units Issued (000’s)	3,954		4,427		9,220		5,666		4,941
Units Redeemed (000’s)	(5,212)		(4,145)		(4,621)		(3,836)		(11,861)

Units Outstanding (000’s), end of year	19,884		21,142		20,860		16,261		14,431

Net Assets (000’s), end of year	$71,537		$62,247		$66,430		$44,598		$35,861

Expense Ratio (A)	0.45%		0.45%		0.45%		0.45%		0.47%

Investment Income Ratio (B)	1.91%		1.71%		1.57%		1.99%		1.83%

Total Return (C)	22.19%		-7.55%		16.11%		10.37%		-0.85%

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$78.213		$85.579		$76.062		$64.672		$67.589

Unit value, end of year	$99.329		$78.213		$85.579		$76.062		$64.672

Units outstanding (000’s), beginning of year	794		834		728		662		1,181
Units Issued (000’s)	114		156		351		248		180
Units Redeemed (000’s)	(186)		(196)		(245)		(182)		(699)

Units Outstanding (000’s), end of year	722		794		834		728		662

Net Assets (000’s), end of year	$71,701		$62,137		$71,335		$55,349		$42,835

Expense Ratio (A)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.37%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%		2.38%		3.10%

Total Return (C)	27.00%		-8.61%		12.51%		17.61%		-4.32%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.47% in 2015 and 0.45% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$50.868		$53.929		$47.423		$46.160		$46.271

Unit value, end of year	$59.941		$50.868		$53.929		$47.423		$46.160

Units outstanding (000’s), beginning of year	744		769		698		611		984
Units Issued (000’s)	112		158		308		242		220
Units Redeemed (000’s)	(170)		(183)		(237)		(155)		(593)

Units Outstanding (000’s), end of year	686		744		769		698		611

Net Assets (000’s), end of year	$41,112		$37,840		$41,479		$33,119		$28,219

Expense Ratio (A)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.37%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%		1.45%		1.56%

Total Return (C)	17.84%		-5.67%		13.72%		2.74%		-0.24%

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$93.382		$100.085		$82.399		$76.577		$76.320

Unit value, end of year	$122.441		$93.382		$100.085		$82.399		$76.577

Units outstanding (000’s), beginning of year	1,616		1,637		1,373		1,349		2,491
Units Issued (000’s)	179		314		700		436		369
Units Redeemed (000’s)	(382)		(335)		(436)		(412)		(1,511)

Units Outstanding (000’s), end of year	1,413		1,616		1,637		1,373		1,349

Net Assets (000’s), end of year	$173,004		$150,927		$163,794		$113,175		$103,269

Expense Ratio (A)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.37%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%		0.79%		1.02%

Total Return (C)	31.12%		-6.70%		21.46%		7.60%		0.34%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.47% in 2015 and 0.45% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$80.617		$94.657		$78.619		$70.292		$71.543

Unit value, end of year	$99.173		$80.617		$94.657		$78.619		$70.292

Units outstanding (000’s), beginning of year	536		533		434		420		720
Units Issued (000’s)	76		133		241		139		143
Units Redeemed (000’s)	(149)		(130)		(142)		(125)		(443)

Units Outstanding (000’s), end of year	463		536		533		434		420

Net Assets (000’s), end of year	$45,926		$43,219		$50,408		$34,160		$29,517

Expense Ratio (A)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.37%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%		0.50%		0.49%

Total Return (C)	23.02%		-14.83%		20.40%		11.85%		-1.75%

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$28.717		$31.739		$28.173		$25.071		$25.804

Unit value, end of year	$35.935		$28.717		$31.739		$28.173		$25.071

Units outstanding (000’s), beginning of year	1,670		1,680		1,331		1,065		1,786
Units Issued (000’s)	289		419		863		564		425
Units Redeemed (000’s)	(440)		(429)		(514)		(298)		(1,146)

Units Outstanding (000’s), end of year	1,519		1,670		1,680		1,331		1,065

Net Assets (000’s), end of year	$54,595		$47,962		$53,334		$37,503		$26,671

Expense Ratio (A)	0.45%		0.45%		0.45%		0.45%		0.47%

Investment Income Ratio (B)	2.88%		2.57%		2.77%		2.66%		2.56%

Total Return (C)	25.13%		-9.52%		12.66%		12.37%		-2.84%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.47% in 2015 and 0.45% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$33.427	$38.424	$27.051	$26.663	$27.003

Unit value, end of year	$43.665	$33.427	$38.424	$27.051	$26.663

Units outstanding (000’s), beginning of year	2,530	2,494	1,955	1,808	2,945
Units Issued (000’s)	386	574	1,114	627	574
Units Redeemed (000’s)	(562)	(538)	(575)	(480)	(1,711)

Units Outstanding (000’s), end of year	2,354	2,530	2,494	1,955	1,808

Net Assets (000’s), end of year	$102,779	$84,556	$95,831	$52,880	$48,212

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.44%	0.78%	1.06%	1.44%	1.86%

Total Return (C)	30.63%	-13.01%	42.05%	1.46%	-1.26%

	Vanguard
	VIF Real Estate Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$16.530	$17.543	$16.818	$15.590	$15.323

Unit value, end of year	$21.196	$16.530	$17.543	$16.818	$15.590

Units outstanding (000’s), beginning of year	712	683	632	365	570
Units Issued (000’s)	349	260	389	528	519
Units Redeemed (000’s)	(234)	(231)	(338)	(261)	(724)

Units Outstanding (000’s), end of year	827	712	683	632	365

Net Assets (000’s), end of year	$17,525	$11,762	$11,980	$10,625	$5,687

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	2.54%	3.04%	2.57%	2.08%	2.09%

Total Return (C)	28.23%	-5.78%	4.31%	7.88%	1.74%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Unit value, beginning of year	$10.135		$10.000

Unit value, end of year	$10.965		$10.135

Units outstanding (000’s), beginning of year	179		—
Units Issued (000’s)	854		203
Units Redeemed (000’s)	(163)		(24)

Units Outstanding (000’s), end of year	870		179

Net Assets (000’s), end of year	$9,541		$1,816

Expense Ratio (A)	0.45%		0.45%	(D)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	8.19%		1.35%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.710		$10.828

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	6		34
Units Redeemed (000’s)	—	(F)	(17)

Units Outstanding (000’s), end of period	6		17

Net Assets (000’s), end of period	$59		$182

Expense Ratio (A)	0.45%	(D)	0.45%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	7.10%	(E)	8.28%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$49.036	$51.806	$42.589		$41.333		$40.640

Unit value, end of year	$66.399	$49.036	$51.806		$42.589		$41.333

Units outstanding (000’s), beginning of year	1,315	1,312	1,091		1,081		1,790
Units Issued (000’s)	276	275	599		368		462
Units Redeemed (000’s)	(350)	(272)	(378)		(358)		(1,171)

Units Outstanding (000’s), end of year	1,241	1,315	1,312		1,091		1,081

Net Assets (000’s), end of year	$82,375	$64,477	$67,986		$46,482		$44,691

Expense Ratio (A)	0.45%	0.45%	0.26%	(D)	0.20%	(D)	0.22%	(D)

Investment Income Ratio (B)	0.04%	—	—		—		—

Total Return (C)	35.41%	-5.35%	21.64%		3.04%		1.71%

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$25.492	$30.526	$23.636		$22.484		$23.279

Unit value, end of year	$33.749	$25.492	$30.526		$23.636		$22.484

Units outstanding (000’s), beginning of year	121	111	59		33		40
Units Issued (000’s)	41	49	77		39		31
Units Redeemed (000’s)	(40)	(39)	(25)		(13)		(38)

Units Outstanding (000’s), end of year	122	121	111		59		33

Net Assets (000’s), end of year	$4,110	$3,174	$3,375		$1,401		$735

Expense Ratio (A)	0.45%	0.45%	0.45%		0.45%		0.47%

Investment Income Ratio (B)	1.26%	1.08%	1.35%		1.19%		0.90%

Total Return (C)	30.09%	-15.01%	29.15%		5.13%		-3.42%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.47% in 2015 and 0.45% in 2016 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.004	$6.196	$5.557	$5.175	$5.316

Unit value, end of year	$7.436	$6.004	$6.196	$5.557	$5.175

Units outstanding (000’s), beginning of year	4,985	4,957	4,133	3,682	5,300
Units Issued (000’s)	1,001	1,104	1,810	1,137	1,069
Units Redeemed (000’s)	(1,081)	(1,076)	(986)	(686)	(2,687)

Units Outstanding (000’s), end of year	4,905	4,985	4,957	4,133	3,682

Net Assets (000’s), end of year	$36,473	$29,930	$30,716	$22,966	$19,057

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.58%	1.77%	2.01%	1.86%	0.12%

Total Return (C)	23.85%	-3.10%	11.50%	7.38%	-2.65%

	Delaware
	VIP Small Cap Value Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(1)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.905

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	20
Units Redeemed (000’s)	—	(F)

Units Outstanding (000’s), end of period	20

Net Assets (000’s), end of period	$217

Expense Ratio (A)	0.45%	(D)

Investment Income Ratio (B)	—

Total Return (C)	9.05%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$94.759	$96.729	$76.927	$74.123	$68.566

Unit value, end of year	$129.366	$94.759	$96.729	$76.927	$74.123

Units outstanding (000’s), beginning of year	761	733	657	648	1,079
Units Issued (000’s)	131	196	339	217	224
Units Redeemed (000’s)	(209)	(168)	(263)	(208)	(655)

Units Outstanding (000’s), end of year	683	761	733	657	648

Net Assets (000’s), end of year	$88,370	$72,132	$70,947	$50,518	$48,027

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	0.42%	0.71%	0.71%	0.82%	0.69%

Total Return (C)	36.52%	-2.04%	25.74%	3.78%	8.10%

	Invesco Oppenheimer
	V.I. Main Street Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$47.538	$51.840	$44.539	$40.082	$38.975

Unit value, end of year	$62.507	$47.538	$51.840	$44.539	$40.082

Units outstanding (000’s), beginning of year	261	289	210	186	306
Units Issued (000’s)	64	72	162	100	76
Units Redeemed (000’s)	(60)	(100)	(83)	(76)	(196)

Units Outstanding (000’s), end of year	265	261	289	210	186

Net Assets (000’s), end of year	$16,566	$12,420	$14,960	$9,358	$7,442

Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.47%

Investment Income Ratio (B)	1.06%	1.16%	1.26%	1.10%	0.92%

Total Return (C)	31.49%	-8.30%	16.39%	11.12%	2.84%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018(1)
Unit value, beginning of year	$8.816		$10.000

Unit value, end of year	$11.537		$8.816

Units outstanding (000’s), beginning of year	8		—
Units Issued (000’s)	55		11
Units Redeemed (000’s)	(5)		(3)

Units Outstanding (000’s), end of year	58		8

Net Assets (000’s), end of year	$664		$73

Expense Ratio (A)	0.20%	(F)	0.20%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	30.86%		-11.84%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.038

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	28
Units Redeemed (000’s)	(4)

Units Outstanding (000’s), end of period	24

Net Assets (000’s), end of period	$267

Expense Ratio (A)	0.45%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.38%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$13.587	$13.928	$13.456	$12.861	$13.262

Unit value, end of year	$14.705	$13.587	$13.928	$13.456	$12.861

Units outstanding (000’s), beginning of year	521	453	330	233	242
Units Issued (000’s)	200	221	270	211	217
Units Redeemed (000’s)	(137)	(153)	(147)	(114)	(226)

Units Outstanding (000’s), end of year	584	521	453	330	233

Net Assets (000’s), end of year	$8,591	$7,074	$6,304	$4,445	$2,998

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.35%	0.37%

Investment Income Ratio (B)	1.82%	2.63%	2.53%	2.47%	4.27%

Total Return (C)	8.23%	-2.45%	3.51%	4.63%	-3.02%

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$31.628	$31.092	$22.902	$22.792	$20.594

Unit value, end of year	$40.999	$31.628	$31.092	$22.902	$22.792

Units outstanding (000’s), beginning of year	2,043	1,268	551	543	246
Units Issued (000’s)	682	1,289	946	441	594
Units Redeemed (000’s)	(744)	(514)	(229)	(433)	(297)

Units Outstanding (000’s), end of year	1,981	2,043	1,268	551	543

Net Assets (000’s), end of year	$81,201	$64,631	$39,419	$12,623	$12,368

Expense Ratio (A)(E)	0.20%	0.20%	0.29%	0.30%	0.32%

Investment Income Ratio (B)	—	3.36%	—	—	—

Total Return (C)	29.63%	1.72%	35.76%	0.48%	10.68%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.47% in 2015 and 0.45% in 2016 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(1)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.504

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	15
Units Redeemed (000’s)	(1)

Units Outstanding (000’s), end of period	14

Net Assets (000’s), end of period	$147

Expense Ratio (A)	0.40%	(D)(F)

Investment Income Ratio (B)	—

Total Return (C)	5.04%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Tier 4 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$7.166	$7.554	$6.247	$5.621	$5.585

Unit value, end of year	$9.354	$7,166	$7.554	$6.247	$5.621

Units outstanding (000’s), beginning of year	11,869	12,631	15,369	15,362	15,370
Units Issued (000’s)	2,803	3,618	7,304	5,832	4,486
Units Redeemed (000’s)	(4,145)	(4,380)	(10,042)	(5,825)	(4,494)

Units Outstanding (000’s), end of year	10,527	11,869	12,631	15,369	15,362

Net Assets (000’s), end of year	$98,477	$85,060	$95,415	$96,013	$86,351

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.65%	1.58%	1.60%	1.76%	1.59%

Total Return (C)	30.53%	-5.13%	20.92%	11.13%	0.64%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$19.097	$20.944	$17.645	$15.921	$16.023

Unit value, end of year	$24.367	$19.097	$20.944	$17.645	$15.921

Units outstanding (000’s), beginning of year	1,209	1,278	1,868	2,071	2,249
Units Issued (000’s)	197	300	686	573	410
Units Redeemed (000’s)	(368)	(369)	(1,276)	(776)	(588)

Units Outstanding (000’s), end of year	1,038	1,209	1,278	1,868	2,071

Net Assets (000’s), end of year	$25,290	$23,081	$26,777	$32,968	$32,969

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.25%	1.27%	1.23%	1.36%	1.35%

Total Return (C)	27.59%	-8.82%	18.70%	10.82%	-0.63%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.209	$2.602	$2.417	$2.026	$2.109

Unit value, end of year	$2.615	$2.209	$2.602	$2.417	$2.026

Units outstanding (000’s), beginning of year	8,502	10,456	15,192	16,346	17,994
Units Issued (000’s)	1,314	1,754	5,640	4,651	3,380
Units Redeemed (000’s)	(2,887)	(3,708)	(10,376)	(5,805)	(5,028)

Units Outstanding (000’s), end of year	6,929	8,502	10,456	15,192	16,346

Net Assets (000’s), end of year	$18,121	$18,782	$27,203	$36,718	$33,110

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.83%	1.42%	0.56%	0.86%	0.83%

Total Return (C)	18.39%	-15.09%	7.64%	19.32%	-3.98%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$2.315	$2.663	$2.164	$2.013	$2.075

Unit value, end of year/period	$2.913	$2.315	$2.663	$2.164	$2.013

Units outstanding (000’s), beginning of year/period	10,636	12,011	16,304	18,644	20,022
Units Issued (000’s)	2,065	2,695	6,833	4,973	4,833
Units Redeemed (000’s)	(3,535)	(4,070)	(11,126)	(7,313)	(6,211)

Units Outstanding (000’s), end of year/period	9,166	10,636	12,011	16,304	18,644

Net Assets (000’s), end of year/period	$26,705	$24,625	$31,985	$35,275	$37,539

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.09%	0.01%	0.02%	—	—

Total Return (C)	25.83%	-13.05%	23.08%	7.45%	-2.97%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018(1)
Unit value, beginning of year/period	$8.317	$10.000

Unit value, end of year/period	$10.120	$8.317

Units outstanding (000’s), beginning of year/period	86	—
Units Issued (000’s)	122	115
Units Redeemed (000’s)	(71)	(29)

Units Outstanding (000’s), end of year/period	137	86

Net Assets (000’s), end of year/period	$1,382	$711

Expense Ratio (A)	0.60%	0.60%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	21.67%	-16.83%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.036	$2.384	$2.087	$1.807	$1.880

Unit value, end of year	$2.571	$2.036	$2.384	$2.087	$1.807

Units outstanding (000’s), beginning of year	3,469	3,800	4,711	5,050	5,333
Units Issued (000’s)	868	969	2,507	1,880	1,777
Units Redeemed (000’s)	(1,167)	(1,300)	(3,418)	(2,219)	(2,060)

Units Outstanding (000’s), end of year	3,170	3,469	3,800	4,711	5,050

Net Assets (000’s), end of year	$8,148	$7,061	$9,058	$9,830	$9,124

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.35%	1.67%	1.04%	1.30%	1.06%

Total Return (C)	26.28%	-14.59%	14.23%	15.49%	-3.92%

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$4.502	$5.104	$4.425	$3.694	$3.806

Unit value, end of year	$5.639	$4.502	$5.104	$4.425	$3.694

Units outstanding (000’s), beginning of year	11,546	13,323	16,973	16,570	17,068
Units Issued (000’s)	2,190	2,856	7,661	6,408	4,799
Units Redeemed (000’s)	(3,568)	(4,633)	(11,311)	(6,005)	(5,297)

Units Outstanding (000’s), end of year	10,168	11,546	13,323	16,973	16,570

Net Assets (000’s), end of year	$57,340	$51,980	$68,002	$75,101	$61,202

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.20%	1.35%	1.10%	1.24%	1.12%

Total Return (C)	25.25%	-11.79%	15.35%	19.79%	-2.95%

	Mutual of America Investment Corporation
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$10.771	$11.194	$9.933	$9.259	$9.241

Unit value, end of year	$12.780	$10.771	$11.194	$9.933	$9.259

Units outstanding (000’s), beginning of year	1,539	1,652	2,192	2,216	2,404
Units Issued (000’s)	285	416	902	648	538
Units Redeemed (000’s)	(567)	(529)	(1,442)	(672)	(726)

Units Outstanding (000’s), end of year	1,257	1,539	1,652	2,192	2,216

Net Assets (000’s), end of year	$16,062	$16,576	$18,496	$21,774	$20,519

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.20%	2.06%	2.04%	2.05%	2.09%

Total Return (C)	18.66%	-3.78%	12.69%	7.28%	0.20%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$0.948	$1.101	$0.889	$0.880	$0.891

Unit value, end of year	$1.140	$0.948	$1.101	$0.889	$0.880

Units outstanding (000’s), beginning of year	4,501	5,471	4,459	4,640	4,407
Units Issued (000’s)	1,450	1,220	3,827	2,201	1,781
Units Redeemed (000’s)	(1,601)	(2,190)	(2,815)	(2,382)	(1,548)

Units Outstanding (000’s), end of year	4,350	4,501	5,471	4,459	4,640

Net Assets (000’s), end of year	$4,960	$4,266	$6,022	$3,967	$4,083

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.38%	2.24%	2.16%	2.23%	2.63%

Total Return (C)	20.29%	-13.88%	23.73%	1.08%	-1.22%

	Mutual of America Investment Corporation
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.513	$2.485	$2.483	$2.494	$2.512

Unit value, end of year	$2.548	$2.513	$2.485	$2.483	$2.494

Units outstanding (000’s), beginning of year	2,434	2,168	2,976	3,204	4,149
Units Issued (000’s)	1,097	1,360	1,802	1,536	1,859
Units Redeemed (000’s)	(980)	(1,094)	(2,610)	(1,764)	(2,804)

Units Outstanding (000’s), end of year	2,551	2,434	2,168	2,976	3,204

Net Assets (000’s), end of year	$6,501	$6,116	$5,388	$7,388	$7,991

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.15%	0.25%	0.12%	—	—

Total Return (C)	1.40%	1.10%	0.10%	-0.46%	-0.70%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.571	$2.572	$2.528	$2.457	$2.457

Unit value, end of year	$2.710	$2.571	$2.572	$2.528	$2.457

Units outstanding (000’s), beginning of year	5,155	5,860	6,933	7,265	8,582
Units Issued (000’s)	1,060	1,557	3,513	2,850	1,974
Units Redeemed (000’s)	(1,929)	(2,262)	(4,586)	(3,182)	(3,291)

Units Outstanding (000’s), end of year	4,286	5,155	5,860	6,933	7,265

Net Assets (000’s), end of year	$11,613	$13,254	$15,070	$17,528	$17,851

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.14%	2.12%	2.14%	2.59%	2.28%

Total Return (C)	5.40%	0.03%	1.72%	2.89%	0.01%

	Mutual of America Investment Corporation
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.812	$6.842	$6.642	$6.382	$6.399

Unit value, end of year	$7.289	$6.812	$6.842	$6.642	$6.382

Units outstanding (000’s), beginning of year	4,763	5,729	6,820	6,722	7,466
Units Issued (000’s)	965	1,145	3,208	2,775	2,055
Units Redeemed (000’s)	(1,719)	(2,111)	(4,299)	(2,677)	(2,799)

Units Outstanding (000’s), end of year	4,009	4,763	5,729	6,820	6,722

Net Assets (000’s), end of year	$29,222	$32,445	$39,195	$45,304	$42,899

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.54%	2.64%	2.70%	2.76%	3.08%

Total Return (C)	7.00%	-0.43%	3.00%	4.08%	-0.26%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.563	$1.591	$1.491	$1.413	$1.414

Unit value, end of year	$1.737	$1.563	$1.591	$1.491	$1.413

Units outstanding (000’s), beginning of year	7,321	7,912	4,336	3,881	3,922
Units Issued (000’s)	3,567	3,014	7,566	2,630	3,037
Units Redeemed (000’s)	(3,522)	(3,605)	(3,990)	(2,175)	(3,078)

Units Outstanding (000’s), end of year	7,366	7,321	7,912	4,336	3,881

Net Assets (000’s), end of year	$12,797	$11,440	$12,589	$6,464	$5,481

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.70%	1.71%	1.85%	2.12%	1.76%

Total Return (C)	11.18%	-1.79%	6.71%	5.55%	-0.10%

	Mutual of America Investment Corporation
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.572	$1.612	$1.487	$1.400	$1.402

Unit value, end of year	$1.767	$1.572	$1.612	$1.487	$1.400

Units outstanding (000’s), beginning of year	1,348	1,500	1,565	2,170	2,570
Units Issued (000’s)	266	334	724	731	619
Units Redeemed (000’s)	(424)	(486)	(789)	(1,336)	(1,019)

Units Outstanding (000’s), end of year	1,190	1,348	1,500	1,565	2,170

Net Assets (000’s), end of year	$2,103	$2,119	$2,418	$2,327	$3,038

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.87%	1.96%	2.19%	2.27%	2.13%

Total Return (C)	12.47%	-2.51%	8.41%	6.24%	-0.20%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.576	$1.634	$1.486	$1.388	$1.392

Unit value, end of year	$1.807	$1.576	$1.634	$1.486	$1.388

Units outstanding (000’s), beginning of year	8,779	10,350	12,718	13,332	13,797
Units Issued (000’s)	1,363	2,690	4,715	4,982	6,381
Units Redeemed (000’s)	(2,889)	(4,261)	(7,083)	(5,596)	(6,846)

Units Outstanding (000’s), end of year	7,253	8,779	10,350	12,718	13,332

Net Assets (000’s), end of year	$13,102	$13,832	$16,914	$18,898	$18,502

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.03%	1.93%	2.03%	2.32%	2.05%

Total Return (C)	14.65%	-3.59%	9.98%	7.08%	-0.33%

	Mutual of America Investment Corporation
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.597	$1.675	$1.497	$1.387	$1.394

Unit value, end of year	$1.867	$1.598	$1.675	$1.497	$1.387

Units outstanding (000’s), beginning of year	34,614	36,689	39,926	36,826	33,029
Units Issued (000’s)	8,740	12,275	20,971	18,225	15,218
Units Redeemed (000’s)	(13,409)	(14,350)	(24,208)	(15,125)	(11,421)

Units Outstanding (000’s), end of year	29,945	34,614	36,689	39,926	36,826

Net Assets (000’s), end of year	$55,892	$55,301	$61,446	$59,785	$51,095

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.89%	1.74%	1.68%	1.92%	1.75%

Total Return (C)	16.83%	-4.61%	11.85%	7.92%	-0.46%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.665	$1.767	$1.553	$1.423	$1.433

Unit value, end of year	$1.982	$1.665	$1.767	$1.553	$1.423

Units outstanding (000’s), beginning of year	44,237	43,563	46,677	38,021	33,956
Units Issued (000’s)	16,337	14,745	25,061	21,577	15,489
Units Redeemed (000’s)	(16,657)	(14,071)	(28,175)	(12,921)	(11,424)

Units Outstanding (000’s), end of year	43,917	44,237	43,563	46,677	38,021

Net Assets (000’s), end of year	$87,062	$73,646	$76,976	$72,505	$54,090

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.71%	1.58%	1.44%	1.72%	1.60%

Total Return (C)	19.08%	-5.78%	13.76%	9.19%	-0.70%

	Mutual of America Investment Corporation
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.720	$1.850	$1.604	$1.457	$1.469

Unit value, end of year	$2.084	$1.720	$1.850	$1.604	$1.457

Units outstanding (000’s), beginning of year	41,634	37,755	38,155	33,205	26,645
Units Issued (000’s)	15,638	15,625	22,269	16,823	14,336
Units Redeemed (000’s)	(12,407)	(11,746)	(22,669)	(11,873)	(7,776)

Units Outstanding (000’s), end of year	44,865	41,634	37,755	38,155	33,205

Net Assets (000’s), end of year	$93,511	$71,595	$69,847	$61,209	$48,396

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.62%	1.46%	1.33%	1.65%	1.55%

Total Return (C)	21.21%	-7.05%	15.32%	10.07%	-0.82%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.721	$1.869	$1.605	$1.449	$1.463

Unit value, end of year	$2.115	$1.721	$1.869	$1.605	$1.449

Units outstanding (000’s), beginning of year	34,740	33,115	32,296	29,082	24,934
Units Issued (000’s)	12,036	11,819	19,678	13,851	12,077
Units Redeemed (000’s)	(12,742)	(10,194)	(18,859)	(10,637)	(7,929)

Units Outstanding (000’s), end of year	34,034	34,740	33,115	32,296	29,082

Net Assets (000’s), end of year	$71,984	$59,797	$61,898	$51,839	$42,143

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.55%	1.38%	1.25%	1.54%	1.45%

Total Return (C)	22.88%	-7.91%	16.45%	10.77%	-0.97%

	Mutual of America Investment Corporation
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.710	$1.869	$1.602	$1.443	$1.461

Unit value, end of year	$2.113	$1.710	$1.869	$1.602	$1.443

Units outstanding (000’s), beginning of year	28,448	26,662	26,692	23,292	20,906
Units Issued (000’s)	9,967	9,613	15,512	11,458	9,881
Units Redeemed (000’s)	(9,744)	(7,827)	(15,542)	(8,058)	(7,495)

Units Outstanding (000’s), end of year	28,671	28,448	26,662	26,692	23,292

Net Assets (000’s), end of year	$60,568	$48,660	$49,835	$42,752	$33,610

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.52%	1.35%	1.19%	1.48%	1.39%

Total Return (C)	23.51%	-8.49%	16.69%	11.00%	-1.23%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.691	$1.855	$1.587	$1.429	$1.448

Unit value, end of year	$2.094	$1.691	$1.855	$1.587	$1.429

Units outstanding (000’s), beginning of year	32,116	31,560	32,421	29,561	26,893
Units Issued (000’s)	10,610	10,241	19,259	13,135	11,301
Units Redeemed (000’s)	(10,390)	(9,685)	(20,120)	(10,275)	(8,633)

Units Outstanding (000’s), end of year	32,336	32,116	31,560	32,421	29,561

Net Assets (000’s), end of year	$67,698	$54,316	$58,545	$51,441	$42,247

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.54%	1.37%	1.19%	1.49%	1.41%

Total Return (C)	23.79%	-8.83%	16.92%	11.02%	-1.28%

	Mutual of America Investment Corporation
	2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.608	$1.773	$1.513	$1.362	$1.380

Unit value, end of year	$1.992	$1.608	$1.773	$1.513	$1.362

Units outstanding (000’s), beginning of year	22,295	19,548	16,730	10,233	5,263
Units Issued (000’s)	9,930	9,490	14,995	11,028	7,237
Units Redeemed (000’s)	(8,313)	(6,743)	(12,177)	(4,531)	(2,267)

Units Outstanding (000’s), end of year	23,912	22,295	19,548	16,730	10,233

Net Assets (000’s), end of year	$47,643	$35,852	$34,651	$25,312	$13,933

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.42%	1.21%	0.96%	1.07%	0.83%

Total Return (C)	23.90%	-9.28%	17.16%	11.12%	-1.32%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2016(1)
	2019	2018	2017
Unit value, beginning of year/period	$1.103	$1.218	$1.038	$1.000

Unit value, end of year/period	$1.364	$1.103	$1.218	$1.038

Units outstanding (000’s), beginning of year	7,606	4,126	255	—
Units Issued (000’s)	7,679	6,040	4,860	303
Units Redeemed (000’s)	(2,838)	(2,560)	(989)	(48)

Units Outstanding (000’s), end of year	12,447	7,606	4,126	255

Net Assets (000’s), end of year	$16,980	$8,391	$5,025	$265

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	1.04%	0.59%	—	—

Total Return (C)	23.65%	-9.42%	17.28%	3.85%	(E)

	Mutual of America Investment Corporation
	2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019	Period Ended December 31, 2018(2)
Unit value, beginning of year/period	$8.919	$10.000

Unit value, end of year/period	$11.040	$8.919

Units outstanding (000’s), beginning of year/period	48	—
Units Issued (000’s)	293	61
Units Redeemed (000’s)	(65)	(13)

Units Outstanding (000’s), end of year/period	276	48

Net Assets (000’s), end of year/period	$3,044	$431

Expense Ratio (A)	0.60%	0.60%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	23.78%	-10.81%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.978	$2.032	$1.876	$1.769	$1.772

Unit value, end of year	$2.241	$1.978	$2.032	$1.876	$1.769

Units outstanding (000’s), beginning of year	9,165	8,404	9,594	9,906	9,729
Units Issued (000’s)	2,511	2,863	5,275	4,132	4,416
Units Redeemed (000’s)	(2,926)	(2,102)	(6,465)	(4,444)	(4,239)

Units Outstanding (000’s), end of year	8,750	9,165	8,404	9,594	9,906

Net Assets (000’s), end of year	$19,613	$18,131	$17,072	$18,003	$17,522

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.06%	2.12%	2.12%	2.32%	2.07%

Total Return (C)	13.31%	-2.63%	8.27%	6.08%	-0.16%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.506	$2.638	$2.333	$2.152	$2.161

Unit value, end of year	$2.968	$2.506	$2.638	$2.333	$2.152

Units outstanding (000’s), beginning of year	16,973	16,866	21,092	21,965	21,927
Units Issued (000’s)	3,605	5,328	9,737	7,276	6,183
Units Redeemed (000’s)	(5,750)	(5,221)	(13,963)	(8,149)	(6,145)

Units Outstanding (000’s), end of year	14,828	16,973	16,866	21,092	21,965

Net Assets (000’s), end of year	$44,017	$42,539	$44,487	$49,214	$47,266

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.02%	1.89%	1.86%	2.17%	2.04%

Total Return (C)	18.44%	-4.98%	13.04%	8.43%	-0.44%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$2.916		$3.158		$2.724		$2.472		$2.496

Unit value, end of year	$3.557		$2.916		$3.158		$2.724		$2.472

Units outstanding (000’s), beginning of year	10,447		11,498		14,021		15,927		16,519
Units Issued (000’s)	1,991		2,710		6,300		4,344		3,972
Units Redeemed (000’s)	(3,618)		(3,761)		(8,823)		(6,250)		(4,564)

Units Outstanding (000’s), end of year	8,820		10,447		11,498		14,021		15,927

Net Assets (000’s), end of year	$31,378		$30,460		$36,317		$38,196		$39,370

Expense Ratio (A)	0.60%		0.60%		0.60%		0.60%		0.60%

Investment Income Ratio (B)	1.91%		1.71%		1.57%		1.99%		1.83%

Total Return (C)	22.01%		-7.69%		15.94%		10.20%		-0.97%

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$77.418		$84.838		$75.517		$64.306		$67.288

Unit value, end of year	$98.171		$77.418		$84.838		$75.517		$64.306

Units outstanding (000’s), beginning of year	396		467		629		673		755
Units Issued (000’s)	64		88		247		210		150
Units Redeemed (000’s)	(121)		(159)		(409)		(254)		(232)

Units Outstanding (000’s), end of year	339		396		467		629		673

Net Assets (000’s), end of year	$33,250		$30,636		$39,581		$47,519		$43,307

Expense Ratio (A)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%		2.38%		3.10%

Total Return (C)	26.81%		-8.75%		12.34%		17.43%		-4.43%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$50.354		$53.465		$47.084		$45.899		$46.065

Unit value, end of year	$59.246		$50.354		$53.465		$47.084		$45.899

Units outstanding (000’s), beginning of year	327		353		472		568		612
Units Issued (000’s)	47		91		180		141		141
Units Redeemed (000’s)	(112)		(117)		(299)		(237)		(185)

Units Outstanding (000’s), end of year	262		327		353		472		568

Net Assets (000’s), end of year	$15,501		$16,462		$18,871		$22,238		$26,086

Expense Ratio (A)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%		1.45%		1.56%

Total Return (C)	17.66%		-5.82%		13.55%		2.58%		-0.36%

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2017		2016
Unit value, beginning of year	$92.431		$99.218		$81.809		$81.809		$76.143

Unit value, end of year	$121.012		$92.431		$99.218		$99.218		$81.809

Units outstanding (000’s), beginning of year	775		930		1,262		1,262		1,460
Units Issued (000’s)	98		159		480		480		347
Units Redeemed (000’s)	(225)		(314)		(812)		(812)		(545)

Units Outstanding (000’s), end of year	648		775		930		930		1,262

Net Assets (000’s), end of year	$78,368		$71,651		$92,287		$92,287		$103,255

Expense Ratio (A)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%		0.99%		0.79%

Total Return (C)	30.92%		-6.84%		21.28%		21.28%		7.44%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$79.794		$93.835		$78.054		$69.891		$71.223

Unit value, end of year	$98.013		$79.794		$93.835		$78.054		$69.891

Units outstanding (000’s), beginning of year	276		320		409		453		489
Units Issued (000’s)	50		73		174		130		110
Units Redeemed (000’s)	(92)		(117)		(263)		(174)		(146)

Units Outstanding (000’s), end of year	234		276		320		409		453

Net Assets (000’s), end of year	$22,947		$21,998		$29,985		$31,948		$31,690

Expense Ratio (A)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%		0.50%		0.49%

Total Return (C)	22.83%		-14.96%		20.22%		11.68%		-1.87%

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$28.435		$31.476		$27.981		$24.938		$25.698

Unit value, end of year	$35.528		$28.435		$31.476		$27.981		$24.938

Units outstanding (000’s), beginning of year	761		868		1,165		1,235		1,289
Units Issued (000’s)	167		250		517		467		355
Units Redeemed (000’s)	(231)		(357)		(814)		(537)		(409)

Units Outstanding (000’s), end of year	697		761		868		1,165		1,235

Net Assets (000’s), end of year	$24,760		$21,637		$27,324		$32,606		$30,780

Expense Ratio (A)	0.60%		0.60%		0.60%		0.60%		0.60%

Investment Income Ratio (B)	2.88%		2.57%		2.77%		2.66%		2.56%

Total Return (C)	24.95%		-9.66%		12.49%		12.20%		-2.96%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$33.097	$38.103	$26.866	$26.520	$26.892

Unit value, end of year	$43.169	$33.097	$38.103	$26.866	$26.520

Units outstanding (000’s), beginning of year	1,148	1,250	1,655	1,840	1,980
Units Issued (000’s)	193	313	692	512	436
Units Redeemed (000’s)	(380)	(415)	(1,097)	(697)	(576)

Units Outstanding (000’s), end of year	961	1,148	1,250	1,655	1,840

Net Assets (000’s), end of year	$41,472	$37,992	$47,642	$44,461	$48,816

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.44%	0.78%	1.06%	1.44%	1.86%

Total Return (C)	30.43%	-13.14%	41.83%	1.30%	-1.38%

	Vanguard
	VIF Real Estate Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$16.413	$17.446	$16.751	$15.551	$15.304

Unit value, end of year	$21.015	$16.413	$17.446	$16.751	$15.551

Units outstanding (000’s), beginning of year	411	489	625	503	454
Units Issued (000’s)	173	126	313	481	445
Units Redeemed (000’s)	(191)	(204)	(449)	(359)	(396)

Units Outstanding (000’s), end of year	393	411	489	625	503

Net Assets (000’s), end of year	$8,258	$6,739	$8,533	$10,463	$7,816

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.54%	3.04%	2.57%	2.08%	2.09%

Total Return (C)	28.04%	-5.92%	4.15%	7.71%	1.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31, 2019		Period Ended December 31, 2018(1)
Unit value, beginning of year/period	$10.128		$10.000

Unit value, end of year/period	$10.940		$10.128

Units outstanding (000’s), beginning of year/period	57		—
Units Issued (000’s)	349		58
Units Redeemed (000’s)	(71)		(1)

Units Outstanding (000’s), end of year/period	335		57

Net Assets (000’s), end of year/period	$3,663		$580

Expense Ratio (A)	0.60%		0.60%	(D)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	8.02%		1.28%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.702		$10.820

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	5		1
Units Redeemed (000’s)	—	(F)	—	(F)

Units Outstanding (000’s), end of period	5		1

Net Assets (000’s), end of period	$49		$10

Expense Ratio (A)	0.60%	(D)	0.60%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	7.02%	(E)	8.20%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$48.536	$51.357	$42.284		$41.099		$40.459

Unit value, end of year	$65.624	$48.536	$51.357		$42.284		$41.099

Units outstanding (000’s), beginning of year	671	770	1,042		1,236		1,283
Units Issued (000’s)	132	146	456		321		341
Units Redeemed (000’s)	(237)	(245)	(728)		(515)		(388)

Units Outstanding (000’s), end of year	566	671	770		1,042		1,236

Net Assets (000’s), end of year	$37,144	$32,547	$39,539		$44,075		$50,788

Expense Ratio (A)	0.60%	0.60%	0.41%	(D)	0.35%	(D)	0.35%	(D)

Investment Income Ratio (B)	0.04%	—	—		—		—

Total Return (C)	35.21%	-5.49%	21.46%		2.88%		1.58%

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017		2016		2015
Unit value, beginning of year	$25.761	$30.358	$23.542		$22.428		$23.250

Unit value, end of year	$33.462	$25.761	$30.358		$23.542		$22.428

Units outstanding (000’s), beginning of year	69	81	65		61		47
Units Issued (000’s)	29	28	51		30		34
Units Redeemed (000’s)	(27)	(40)	(35)		(26)		(20)

Units Outstanding (000’s), end of year	71	69	81		65		61

Net Assets (000’s), end of year	$2,373	$1,791	$2,451		$1,520		$1,371

Expense Ratio (A)	0.60%	0.60%	0.60%		0.60%		0.60%

Investment Income Ratio (B)	1.26%	1.08%	1.35%		1.19%		0.90%

Total Return (C)	29.90%	-15.15%	28.95%		4.97%		-3.53%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$5.946	$6.146	$5.520	$5.148	$5.295

Unit value, end of year	$7.353	$5.946	$6.146	$5.520	$5.148

Units outstanding (000’s), beginning of year	2,957	3,092	3,397	3,585	3,935
Units Issued (000’s)	627	809	1,593	941	818
Units Redeemed (000’s)	(970)	(944)	(1,898)	(1,129)	(1,168)

Units Outstanding (000’s), end of year	2,614	2,957	3,092	3,397	3,585

Net Assets (000’s), end of year	$19,222	$17,581	$19,005	$18,753	$18,458

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.58%	1.77%	2.01%	1.86%	0.12%

Total Return (C)	23.66%	-3.25%	11.34%	7.22%	-2.77%

	Delaware
	VIP Small Cap Value Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(1)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.897

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	4
Units Redeemed (000’s)	—	(F)

Units Outstanding (000’s), end of period	4

Net Assets (000’s), end of period	$46

Expense Ratio (A)	0.60%	(D)

Investment Income Ratio (B)	—

Total Return (C)	8.97%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$93.825	$95.922	$76.401	$73.727	$68.283

Unit value, end of year	$127.899	$93.825	$95.922	$76.401	$73.727

Units outstanding (000’s), beginning of year	378	406	534	635	658
Units Issued (000’s)	80	107	229	166	154
Units Redeemed (000’s)	(117)	(135)	(357)	(267)	(177)

Units Outstanding (000’s), end of year	341	378	406	534	635

Net Assets (000’s), end of year	$43,590	$35,511	$38,965	$40,773	$46,816

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.42%	0.71%	0.71%	0.82%	0.69%

Total Return (C)	36.32%	-2.19%	25.55%	3.63%	7.97%

	Invesco Oppenheimer
	V.I. Main Street Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019	2018	2017	2016	2015
Unit value, beginning of year	$47.071	$51.409	$44.235	$39.868	$38.815

Unit value, end of year	$61.800	$47.071	$51.409	$44.235	$39.868

Units outstanding (000’s), beginning of year	138	171	219	213	201
Units Issued (000’s)	36	40	102	91	80
Units Redeemed (000’s)	(46)	(73)	(150)	(85)	(68)

Units Outstanding (000’s), end of year	128	138	171	219	213

Net Assets (000’s), end of year	$7,894	$6,498	$8,801	$9,682	$8,483

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.06%	1.16%	1.26%	1.10%	0.92%

Total Return (C)	31.29%	-8.44%	16.22%	10.95%	2.71%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Unit value, beginning of year/period	$8.810		$10.000

Unit value, end of year/period	$11.511		$8.810

Units outstanding (000’s), beginning of year/period	4		—
Units Issued (000’s)	42		4
Units Redeemed (000’s)	(9)		—	(G)

Units Outstanding (000’s), end of year/period	37		4

Net Assets (000’s), end of year/period	$428		$35

Expense Ratio (A)	0.35%	(F)	0.35%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	30.66%		-11.90%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(2)
Unit value, beginning of period	$10.000

Unit value, end of period	$11.029

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	8
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	8

Net Assets (000’s), end of period	$90

Expense Ratio (A)	0.60%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.29%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.60%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$13.498		$13.858		$13.408		$12.829		$13.239

Unit value, end of year	$14.587		$13.498		$13.858		$13.408		$12.829

Units outstanding (000’s), beginning of year	210		245		262		247		204
Units Issued (000’s)	124		79		177		137		167
Units Redeemed (000’s)	(87)		(114)		(194)		(122)		(124)

Units Outstanding (000’s), end of year	247		210		245		262		247

Net Assets (000’s), end of year	$3,610		$2,834		$3,390		$3,506		$3,169

Expense Ratio (A)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)	0.50%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%		2.47%		4.27%

Total Return (C)	8.07%		-2.60%		3.36%		4.51%		-3.10%

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2019		2018		2017		2016		2015
Unit value, beginning of year	$31.403		$30.918		$22.809		$22.734		$20.566

Unit value, end of year	$40.646		$31.403		$30.918		$22.809		$22.734

Units outstanding (000’s), beginning of year	999		791		526		553		200
Units Issued (000’s)	403		663		743		372		470
Units Redeemed (000’s)	(429)		(455)		(478)		(399)		(117)

Units Outstanding (000’s), end of year	973		999		791		526		553

Net Assets (000’s), end of year	$39,546		$31,373		$24,450		$11,990		$12,580

Expense Ratio (A)	0.35%	(E)	0.35%	(E)	0.44%	(E)	0.45%	(E)	0.45%	(E)

Investment Income Ratio (B)	—		3.36%		—		—		—

Total Return (C)	29.43%		1.57%		35.55%		0.33%		10.54%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.60%.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2019(1)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.496

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	8
Units Redeemed (000’s)	(1)

Units Outstanding (000’s), end of period	7

Net Assets (000’s), end of period	$70

Expense Ratio (A)	0.55%	(D)(F)

Investment Income Ratio (B)	—

Total Return (C)	4.96%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Certain National Accounts Tier 5 Reduced Fee Units*

Year Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund(2)	All America Fund(2)	Small Cap Value Fund(2)	Small Cap Growth Fund(2)	Small Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$6.700	$17.853	$2.065	$2.165	$8.303

Unit value, end of year	$8.719	$22.711	$2.438	$2.716	$10.072

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	354	13	178	242	2
Units Redeemed (000’s)(1)	(17)	(1)	(31)	(27)	—	(D)

Units Outstanding (000’s), end of period(1)	337	12	147	215	2

Net Assets (000’s), end of period	$2,935	$266	$359	$585	$21

Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	0.90%

Investment Income Ratio (B)	1.65%	1.25%	0.83%	0.09%	1.66%

Total Return (C)	30.14%	27.21%	18.04%	25.46%	21.31%

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)	Mid-Cap Equity Index Fund(2)	Composite Fund(2)	International Fund(2)	Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019	2019
Unit value, beginning of year	$1.903	$4.209	$10.066	$0.895	$2.348

Unit value, end of year	$2.396	$5.257	$11.909	$1.073	$2.374

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	70	270	41	154	103
Units Redeemed (000’s)(1)	(17)	(25)	(4)	(4)	(16)

Units Outstanding (000’s), end of period(1)	53	245	37	150	87

Net Assets (000’s), end of period	$128	$1,288	$442	$161	$206

Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	0.90%

Investment Income Ratio (B)	1.35%	1.20%	2.20%	2.38%	1.15%

Total Return (C)	25.90%	24.88%	18.30%	19.93%	1.10%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2015 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2015 through 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)	Bond Fund(2)	Retirement Income Fund(2)	2010 Retirement Fund(2)		2015 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019		2019
Unit value, beginning of year	$2.402	$6.365	$1.474	$1.483		$1.487

Unit value, end of year	$2.524	$6.790	$1.634	$1.663		$1.700

Units outstanding (000’s), beginning of period(1)	—	—	—	—		—
Units Issued (000’s)(1)	89	73	389	60		399
Units Redeemed (000’s)(1)	(30)	(7)	(37)	—	(D)	(36)

Units Outstanding (000’s), end of period(1)	59	66	352	60		363

Net Assets (000’s), end of period	$149	$446	$575	$100		$617

Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%		0.90%

Investment Income Ratio (B)	2.14%	2.54%	1.70%	1.87%		2.03%

Total Return (C)	5.09%	6.68%	10.85%	12.13%		14.31%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)	2025 Retirement Fund(2)	2030 Retirement Fund(2)	2035 Retirement Fund(2)		2040 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019	2019		2019
Unit value, beginning of year	$1.508	$1.571	$1.623	$1.624		$1.614

Unit value, end of year	$1.756	$1.865	$1.961	$1.990		$1.988

Units outstanding (000’s), beginning of period(1)	—	—	—	—		—
Units Issued (000’s)(1)	2,081	2,844	2,230	1,943		1,407
Units Redeemed (000’s)(1)	(261)	(163)	(107)	(143)		(127)

Units Outstanding (000’s), end of period(1)	1,820	2,681	2,123	1,800		1,280

Net Assets (000’s), end of period	$3,197	$5,002	$4,163	$3,582		$2,544

Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%		0.90%

Investment Income Ratio (B)	1.89%	1.71%	1.62%	1.55%		1.52%

Total Return (C)	16.48%	18.72%	20.84%	22.51%		23.14%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2015 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2015 through 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)	2050 Retirement Fund(2)	2055 Retirement Fund(2)		2060 Retirement Fund(2)		Conservative Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$1.596	$1.554	$1.092		$8.902		$1.848

Unit value, end of year	$1.970	$1.920	$1.347		$10.987		$2.088

Units outstanding (000’s), beginning of period	—	—	—		—		—
Units Issued (000’s)	1,647	1,161	539		9		584
Units Redeemed (000’s)	(187)	(160)	(74)		—	(D)	(128)

Units Outstanding (000’s), end of period	1,460	1,001	465		9		456

Net Assets (000’s), end of period	$2,877	$1,923	$627		$102		$952

Expense Ratio (A)	0.90%	0.90%	0.90%		0.90%		0.90%

Investment Income Ratio (B)	1.54%	1.42%	1.04%		0.09%		2.06%

Total Return (C)	23.42%	23.53%	23.28%		23.41%		12.97%

	Mutual of America Investment Corporation		Fidelity
	Moderate Allocation Fund(2)	Aggressive Allocation Fund(2)	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019	2019	2019		2019		2019
Unit value, beginning of year	$2.342	$2.725	$72.393		$47.082		$86.432

Unit value, end of year	$2.766	$3.315	$91.526		$55.230		$112.820

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	1,061	342	6		13		19
Units Redeemed (000’s)(1)	(127)	(31)	—	(D)	(1)		(3)

Units Outstanding (000’s), end of period(1)	934	311	6		12		16

Net Assets (000’s), end of period	$2,583	$1,030	$512		$686		$1,802

Expense Ratio (A)	0.90%	0.90%	0.80%	(E)	0.80%	(E)	0.80%	(E)

Investment Income Ratio (B)	2.02%	1.91%	2.02%		1.79%		0.46%

Total Return (C)	18.09%	21.65%	26.43%		17.31%		30.53%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2015 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2015 through 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Absent reimbursement by Fidelity, the expense ratio would have been 0.90%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)	VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019	2019		2019
Unit value, beginning of year	$74.617		$26.583		$30.943	$15.951		$10.110

Unit value, end of year	$91.381		$33.115		$40.239	$20.361		$10.888

Units outstanding (000’s), beginning of period(1)	—		—		—	—		—
Units Issued (000’s)(1)	5		17		32	14		17
Units Redeemed (000’s)(1)	(1)		(5)		(2)	(1)		(8)

Units Outstanding (000’s), end of period(1)	4		12		30	13		9

Net Assets (000’s), end of period	$326		$385		$1,211	$269		$101

Expense Ratio (A)	0.80%	(G)	0.90%		0.90%	0.90%		0.90%

Investment Income Ratio (B)	0.85%		2.88%		1.44%	2.54%		1.32%

Total Return (C)	22.47%		24.57%		30.04%	27.65%		7.70%

	Goldman Sachs				American Century	American Funds		Calvert
	VIT Small Cap Equity Insights Fund(3)		VIT US Equity Insights Fund(3)		VP Capital Appreciation Fund(2)	New World Fund(2)		VP SRI Balanced Portfolio(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019	2019		2019
Unit value, beginning of year	$10.000		$10.000		$45.393	$25.032		$5.557

Unit value, end of year	$10.689	(H)	$10.806	(H)	$61.190	$32.419		$6.852

Units outstanding (000’s), beginning of period(1)	—		—		—	—		—
Units Issued (000’s)(1)	—		—		19	—	(D)	32
Units Redeemed (000’s)(1)	—		—		(1)	—	(D)	—	(D)

Units Outstanding (000’s), end of period(1)	—		—		18	—	(D)	32

Net Assets (000’s), end of period	$—		$—		$1,085	$9		$219

Expense Ratio (A)	0.90%	(E)	0.90%	(E)	0.90%	0.90%		0.90%

Investment Income Ratio (B)	1.00%	(F)	2.17%	(F)	0.04%	1.26%		1.58%

Total Return (C)	6.89%	(F)(I)	8.06%	(F)(I)	34.80%	29.51%		23.29%

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2015 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2015 through 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by Fidelity, the expense ratio would have been 0.90%
(H)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(I)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Delaware		DWS	Invesco Oppenheimer	MFS		Neuberger Berman Advisers Management Trust
	VIP Small Cap Value Series(3)		Capital Growth VIP(2)	V.I. Main Street Fund(2)	VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019	2019	2019		2019
Unit value, beginning of year	$10.000		$87.716	$44.044	$8.794		$10.000

Unit value, end of year	$10.883	(J)	$119.214	$57.601	$11.456		$11.015	(J)

Units outstanding (000’s), beginning of period(1)	—		—	—	—		—
Units Issued (000’s)(1)	—		7	3	1		—
Units Redeemed (000’s)(1)	—		(1)	—	—		—

Units Outstanding (000’s), end of period(1)	—		6	3	1		—

Net Assets (000’s), end of period	$—		$672	$148	$10		$—

Expense Ratio (A)	0.90%	(D)	0.90%	0.90%	0.65%	(F)	0.90%	(D)

Investment Income Ratio (B)	—		0.42%	1.06%	1.30%		0.38%	(E)

Total Return (C)	8.83%	(E)(K)	35.91%	30.90%	30.27%		10.15%	(E)(K)

	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2019		2019		2019
Unit value, beginning of year	$13.111		$30.518		$10.000

Unit value, end of year	$14.127		$39.384		$10.483	(J)

Units outstanding (000’s), beginning of period(1)	—		—		—
Units Issued (000’s)(1)	5		32		—
Units Redeemed (000’s)(1)	—		(5)		—

Units Outstanding (000’s), end of period(1)	5		27		—

Net Assets (000’s), end of period	$75		$1,047		$—

Expense Ratio (A)	0.80%	(G)	0.65%	(H)	0.85%	(D)(I)

Investment Income Ratio (B)	1.82%		—		—

Total Return (C)	7.74%		29.05%		4.83%	(E)(K)

(1)	Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)

Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2015 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2015 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2015 through 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.90%.
(G)	Absent reimbursement by PIMCO, the expense ratio would have been 0.90%.
(H)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.90%.
(I)	Absent reimbursement by Victory, the expense ratio would have been 0.90%.
(J)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(K)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Tier 5 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.700	$7.087	$5.889

Unit value, end of year	$8.715	$6.700	$7.087

Units outstanding (000’s), beginning of year/period(1)	5,112	5,705	—
Units Issued (000’s)(1)	1,801	1,997	6,759
Units Redeemed (000’s)(1)	(2,019)	(2,590)	(1,054)

Units Outstanding (000’s), end of year/period(1)	4,894	5,112	5,705

Net Assets (000’s), end of year/period	$42,654	$34,250	$40,433

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.65%	1.58%	1.60%

Total Return (C)	30.07%	-5.47%	20.35%

	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$17.853	$19.649	$16.633

Unit value, end of year	$22.700	$17.853	$19.649

Units outstanding (000’s), beginning of year/period(1)	453	642	—
Units Issued (000’s)(1)	87	147	744
Units Redeemed (000’s)(1)	(200)	(336)	(102)

Units Outstanding (000’s), end of year/period(1)	340	453	642

Net Assets (000’s), end of year/period	$7,707	$8,094	$12,607

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.25%	1.27%	1.23%

Total Return (C)	27.15%	-9.14%	18.13%

*	Includes 401(k) Plans.
(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.065	$2.441	$2.279

Unit value, end of year	$2.437	$2.065	$2.441

Units outstanding (000’s), beginning of year/period(1)	3,634	4,249	—
Units Issued (000’s)(1)	934	1,295	5,164
Units Redeemed (000’s)(1)	(1,396)	(1,910)	(915)

Units Outstanding (000’s), end of year/period(1)	3,172	3,634	4,249

Net Assets (000’s), end of year/period	$7,728	$7,506	$10,371

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	0.83%	1.42%	0.56%

Total Return (C)	17.98%	-15.39%	7.13%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$2.165	$2.499	$2.040

Unit value, end of year/period	$2.715	$2.165	$2.499

Units outstanding (000’s), beginning of year/period(1)	4,792	5,252	—
Units Issued (000’s)(1)	1,349	1,885	6,267
Units Redeemed (000’s)(1)	(2,014)	(2,345)	(1,015)

Units Outstanding (000’s), end of year/period(1)	4,127	4,792	5,252

Net Assets (000’s), end of year/period	$11,204	$10,375	$13,123

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	0.09%	0.01%	0.02%

Total Return (C)	25.40%	-13.36%	22.50%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(3)
Unit value, beginning of year/period	$8.303	$10.000

Unit value, end of year/period	$10.066	$8.303

Units outstanding (000’s), beginning of year/period	33	—
Units Issued (000’s)	40	35
Units Redeemed (000’s)	(13)	(2)

Units Outstanding (000’s), end of year/period	60	33

Net Assets (000’s), end of year/period	$600	$272

Expense Ratio (A)	0.95%	0.95%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	21.25%	-16.97%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.903	$2.236	$1.967

Unit value, end of year	$2.395	$1.903	$2.236

Units outstanding (000’s), beginning of year/period(1)	1,535	1,752	—
Units Issued (000’s)(1)	403	557	2,056
Units Redeemed (000’s)(1)	(851)	(774)	(304)

Units Outstanding (000’s), end of year/period(1)	1,087	1,535	1,752

Net Assets (000’s), end of year/period	$2,603	$2,922	$3,918

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.35%	1.67%	1.04%

Total Return (C)	24.84%	-14.89%	13.69%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$4.209	$4.789	$4.171

Unit value, end of year	$5.254	$4.209	$4.789

Units outstanding (000’s), beginning of year/period(1)	4,573	5,414	—
Units Issued (000’s)(1)	1,328	1,539	6,575
Units Redeemed (000’s)(1)	(1,818)	(2,380)	(1,161)

Units Outstanding (000’s), end of year/period(1)	4,083	4,573	5,414

Net Assets (000’s), end of year/period	$21,450	$19,250	$25,927

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.20%	1.35%	1.10%

Total Return (C)	24.82%	-12.10%	14.80%

	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$10.066	$10.499	$9.362

Unit value, end of year	$11.903	$10.066	$10.499

Units outstanding (000’s), beginning of year/period(1)	719	827	—
Units Issued (000’s)(1)	174	241	914
Units Redeemed (000’s)(1)	(280)	(349)	(87)

Units Outstanding (000’s), end of year/period(1)	613	719	827

Net Assets (000’s), end of year/period	$7,292	$7,237	$8,682

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.20%	2.06%	2.04%

Total Return (C)	18.24%	-4.12%	12.15%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$0.895	$1.042	$0.846

Unit value, end of year	$1.072	$0.895	$1.042

Units outstanding (000’s), beginning of year/period(1)	2,028	1,707	—
Units Issued (000’s)(1)	726	1,090	2,249
Units Redeemed (000’s)(1)	(1,139)	(769)	(542)

Units Outstanding (000’s), end of year/period(1)	1,615	2,028	1,707

Net Assets (000’s), end of year/period	$1,732	$1,814	$1,779

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.38%	2.24%	2.16%

Total Return (C)	19.87%	-14.18%	23.14%

	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.348	$2.331	$2.340

Unit value, end of year	$2.373	$2.348	$2.331

Units outstanding (000’s), beginning of year/period(1)	1,748	1,648	—
Units Issued (000’s)(1)	701	888	1,935
Units Redeemed (000’s)(1)	(991)	(788)	(287)

Units Outstanding (000’s), end of year/period(1)	1,458	1,748	1,648

Net Assets (000’s), end of year/period	$3,460	$4,103	$3,842

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.15%	0.25%	0.12%

Total Return (C)	1.05%	0.74%	-0.38%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.402	$2.411	$2.382

Unit value, end of year	$2.523	$2.402	$2.411

Units outstanding (000’s), beginning of year/period(1)	2,118	2,590	—
Units Issued (000’s)(1)	573	877	3,086
Units Redeemed (000’s)(1)	(902)	(1,349)	(496)

Units Outstanding (000’s), end of year/period(1)	1,789	2,118	2,590

Net Assets (000’s), end of year/period	$4,512	$5,088	$6,245

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.14%	2.12%	2.14%

Total Return (C)	5.04%	-0.38%	1.22%

	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.365	$6.415	$6.258

Unit value, end of year	$6.786	$6.365	$6.415

Units outstanding (000’s), beginning of year/period(1)	1,762	2,164	—
Units Issued (000’s)(1)	555	761	2,597
Units Redeemed (000’s)(1)	(668)	(1,163)	(433)

Units Outstanding (000’s), end of year/period(1)	1,649	1,762	2,164

Net Assets (000’s), end of year/period	$11,194	$11,214	$13,885

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.54%	2.64%	2.70%

Total Return (C)	6.63%	-0.79%	2.50%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.474	$1.507	$1.419

Unit value, end of year	$1.634	$1.474	$1.507

Units outstanding (000’s), beginning of year/period(1)	2,662	3,021	—
Units Issued (000’s)(1)	2,212	1,646	3,425
Units Redeemed (000’s)(1)	(1,956)	(2,005)	(404)

Units Outstanding (000’s), end of year/period(1)	2,918	2,662	3,021

Net Assets (000’s), end of year/period	$4,766	$3,924	$4,552

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.70%	1.71%	1.85%

Total Return (C)	10.79%	-2.14%	6.20%

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.483	$1.527	$1.415

Unit value, end of year	$1.662	$1.483	$1.527

Units outstanding (000’s), beginning of year/period(1)	767	877	—
Units Issued (000’s)(1)	583	195	992
Units Redeemed (000’s)(1)	(228)	(305)	(115)

Units Outstanding (000’s), end of year/period(1)	1,122	767	877

Net Assets (000’s), end of year/period	$1,865	$1,138	$1,339

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.87%	1.96%	2.19%

Total Return (C)	12.08%	-2.86%	7.89%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.487	$1.548	$1.414

Unit value, end of year	$1.699	$1.487	$1.548

Units outstanding (000’s), beginning of year/period(1)	3,129	4,960	—
Units Issued (000’s)(1)	915	745	5,797
Units Redeemed (000’s)(1)	(1,236)	(2,576)	(837)

Units Outstanding (000’s), end of year/period(1)	2,808	3,129	4,960

Net Assets (000’s), end of year/period	$4,770	$4,653	$7,677

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.03%	1.93%	2.03%

Total Return (C)	14.25%	-3.93%	9.45%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.508	$1.586	$1.425

Unit value, end of year	$1.755	$1.508	$1.586

Units outstanding (000’s), beginning of year/period(1)	15,907	17,229	—
Units Issued (000’s)(1)	5,206	5,737	21,467
Units Redeemed (000’s)(1)	(7,010)	(7,059)	(4,238)

Units Outstanding (000’s), end of year/period(1)	14,103	15,907	17,229

Net Assets (000’s), end of year/period	$24,756	$23,985	$27,330

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.89%	1.74%	1.68%

Total Return (C)	16.42%	-4.95%	11.31%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.571	$1.674	$1.478

Unit value, end of year	$1.864	$1.571	$1.674

Units outstanding (000’s), beginning of year/period(1)	20,832	18,776	—
Units Issued (000’s)(1)	8,499	10,116	21,900
Units Redeemed (000’s)(1)	(11,026)	(8,060)	(3,124)

Units Outstanding (000’s), end of year/period(1)	18,305	20,832	18,776

Net Assets (000’s), end of year/period	$34,128	$32,731	$31,422

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.71%	1.58%	1.44%

Total Return (C)	18.66%	-6.12%	13.21%

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.623	$1.752	$1.527

Unit value, end of year	$1.960	$1.623	$1.752

Units outstanding (000’s), beginning of year/period(1)	17,692	17,406	—
Units Issued (000’s)(1)	8,189	7,399	19,930
Units Redeemed (000’s)(1)	(8,508)	(7,113)	(2,524)

Units Outstanding (000’s), end of year/period(1)	17,373	17,692	17,406

Net Assets (000’s), end of year/period	$34,054	$28,712	$30,499

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.62%	1.46%	1.33%

Total Return (C)	20.78%	-7.38%	14.77%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.625	$1.770	$1.528

Unit value, end of year	$1.989	$1.625	$1.770

Units outstanding (000’s), beginning of year/period(1)	15,167	15,463	—
Units Issued (000’s)(1)	6,249	5,482	18,604
Units Redeemed (000’s)(1)	(6,736)	(5,778)	(3,141)

Units Outstanding (000’s), end of year/period(1)	14,680	15,167	15,463

Net Assets (000’s), end of year/period	$29,204	$24,641	$27,376

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.55%	1.38%	1.25%

Total Return (C)	22.45%	-8.24%	15.89%

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.614	$1.770	$1.524

Unit value, end of year	$1.987	$1.614	$1.770

Units outstanding (000’s), beginning of year/period(1)	12,772	11,921	—
Units Issued (000’s)(1)	6,769	5,161	13,708
Units Redeemed (000’s)(1)	(5,962)	(4,310)	(1,787)

Units Outstanding (000’s), end of year/period(1)	13,579	12,772	11,921

Net Assets (000’s), end of year/period	$26,980	$20,618	$21,104

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.52%	1.35%	1.19%

Total Return (C)	23.07%	-8.81%	16.13%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.596	$1.757	$1.510

Unit value, end of year	$1.969	$1.596	$1.757

Units outstanding (000’s), beginning of year/period(1)	13,857	12,860	—
Units Issued (000’s)(1)	6,116	6,686	14,957
Units Redeemed (000’s)(1)	(6,324)	(5,689)	(2,097)

Units Outstanding (000’s), end of year/period(1)	13,649	13,857	12,860

Net Assets (000’s), end of year/period	$26,877	$22,119	$22,596

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.54%	1.37%	1.19%

Total Return (C)	23.36%	-9.16%	16.36%

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.554	$1.720	$1.475

Unit value, end of year	$1.919	$1.554	$1.720

Units outstanding (000’s), beginning of year/period(1)	10,142	8,649	—
Units Issued (000’s)(1)	5,371	5,058	9,758
Units Redeemed (000’s)(1)	(4,707)	(3,565)	(1,109)

Units Outstanding (000’s), end of year/period(1)	10,806	10,142	8,649

Net Assets (000’s), end of year/period	$20,739	$15,766	$14,872

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.42%	1.21%	0.96%

Total Return (C)	23.47%	-9.60%	16.60%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$1.092	$1.210	$1.037

Unit value, end of year/period	$1.346	$1.092	$1.210

Units outstanding (000’s), beginning of year/period(1)	3,554	1,339	—
Units Issued (000’s)(1)	3,738	3,262	1,741
Units Redeemed (000’s)(1)	(2,330)	(1,047)	(402)

Units Outstanding (000’s), end of year/period(1)	4,962	3,554	1,339

Net Assets (000’s), end of year/period	$6,680	$3,883	$1,621

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.04%	0.59%	—

Total Return (C)	23.22%	-9.74%	16.72%

	Mutual of America Investment Corporation 2060 Retirement Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.903	$10.000

Unit value, end of year/period	$10.982	$8.903

Units outstanding (000’s), beginning of year/period	21	—
Units Issued (000’s)	126	24
Units Redeemed (000’s)	(30)	(3)

Units Outstanding (000’s), end of year/period	117	21

Net Assets (000’s), end of year/period	$1,281	$191

Expense Ratio (A)	0.95%	0.95%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	23.35%	-10.97%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.848	$1.905	$1.768

Unit value, end of year	$2.087	$1.848	$1.905

Units outstanding (000’s), beginning of year/period(1)	3,409	4,252	—
Units Issued (000’s)(1)	1,470	1,251	5,371
Units Redeemed (000’s)(1)	(2,054)	(2,094)	(1,119)

Units Outstanding (000’s), end of year/period(1)	2,825	3,409	4,252

Net Assets (000’s), end of year/period	$5,895	$6,299	$8,099

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.06%	2.12%	2.12%

Total Return (C)	12.91%	-2.97%	7.75%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.342	$2.474	$2.199

Unit value, end of year	$2.765	$2.342	$2.474

Units outstanding (000’s), beginning of year/period(1)	8,530	9,778	—
Units Issued (000’s)(1)	2,281	(2,977)	11,346
Units Redeemed (000’s)(1)	(3,468)	(4,225)	(1,568)

Units Outstanding (000’s), end of year/period(1)	7,343	8,530	9,778

Net Assets (000’s), end of year/period	$20,301	$19,980	$24,189

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.02%	1.89%	1.86%

Total Return (C)	18.03%	-5.32%	12.50%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$2.725		$2.963		$2.568

Unit value, end of year	$3.314		$2.725		$2.963

Units outstanding (000’s), beginning of year/period(1)	5,339		5,778		—
Units Issued (000’s)(1)	1,519		1,842		6,929
Units Redeemed (000’s)(1)	(1,995)		(2,281)		(1,151)

Units Outstanding (000’s), end of year/period(1)	4,863		5,339		5,778

Net Assets (000’s), end of year/period	$16,116		$14,550		$17,118

Expense Ratio (A)	0.95%		0.95%		1.07%

Investment Income Ratio (B)	1.91%		1.71%		1.57%

Total Return (C)	21.58%		-8.01%		15.39%

	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$72.393		$79.613		$71.207

Unit value, end of year	$91.479		$72.393		$79.613

Units outstanding (000’s), beginning of year/period(1)	151		195		—
Units Issued (000’s)(1)	36		46		236
Units Redeemed (000’s)(1)	(60)		(90)		(41)

Units Outstanding (000’s), end of year/period(1)	127		151		195

Net Assets (000’s), end of year/period	$11,625		$10,921		$15,562

Expense Ratio (A)	0.85%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%

Total Return (C)	26.36%		-9.07%		11.81%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$47.082		$50.168		$44.395

Unit value, end of year	$55.202		$47.082		$50.168

Units outstanding (000’s), beginning of year/period(1)	134		177		—
Units Issued (000’s)(1)	27		31		219
Units Redeemed (000’s)(1)	(47)		(74)		(42)

Units Outstanding (000’s), end of year/period(1)	114		134		177

Net Assets (000’s), end of year/period	$6,271		$6,288		$8,875

Expense Ratio (A)	0.85%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%

Total Return (C)	17.25%		-6.15%		13.00%

	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$86.432		$93.106		$77.138

Unit value, end of year	$112.763		$86.432		$93.106

Units outstanding (000’s), beginning of year/period(1)	314		382		—
Units Issued (000’s)(1)	70		101		445
Units Redeemed (000’s)(1)	(117)		(169)		(63)

Units Outstanding (000’s), end of year/period(1)	267		314		382

Net Assets (000’s), end of year/period	$30,130		$27,137		$35,590

Expense Ratio (A)	0.85%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%

Total Return (C)	30.46%		-7.17%		20.70%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$74.618		$88.057		$73.600

Unit value, end of year	$91.334		$74.618		$88.057

Units outstanding (000’s), beginning of year/period(1)	118		139		—
Units Issued (000’s)(1)	29		40		170
Units Redeemed (000’s)(1)	(59)		(61)		(31)

Units Outstanding (000’s), end of year/period(1)	88		118		139

Net Assets (000’s), end of year/period	$8,081		$8,770		$12,274

Expense Ratio (A)	0.85%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%

Total Return (C)	22.40%		-15.26%		19.64%

	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$26.583		$29.530		$26.378

Unit value, end of year	$33.098		$26.583		$29.530

Units outstanding (000’s), beginning of year/period(1)	283		378		—
Units Issued (000’s)(1)	85		121		470
Units Redeemed (000’s)(1)	(127)		(216)		(92)

Units Outstanding (000’s), end of year/period(1)	241		283		378

Net Assets (000’s), end of year/period	$7,985		$7,528		$11,168

Expense Ratio (A)	0.95%		0.95%		1.07%

Investment Income Ratio (B)	2.88%		2.57%		2.77%

Total Return (C)	24.51%		-9.98%		11.95%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2017 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$30.943	$35.749	$25.326

Unit value, end of year	$40.218	$30.943	$35.749

Units outstanding (000’s), beginning of year/period(1)	510	576	—
Units Issued (000’s)(1)	135	196	674
Units Redeemed (000’s)(1)	(214)	(262)	(98)

Units Outstanding (000’s), end of year/period(1)	431	510	576

Net Assets (000’s), end of year/period	$17,319	$15,785	$20,588

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.44%	0.78%	1.06%

Total Return (C)	29.98%	-13.44%	41.15%

	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$15.951	$17.014	$16.414

Unit value, end of year/period	$20.351	$15.951	$17.014

Units outstanding (000’s), beginning of year/period(1)	182	169	—
Units Issued (000’s)(1)	87	91	235
Units Redeemed (000’s)(1)	(89)	(78)	(66)

Units Outstanding (000’s), end of year/period(1)	180	182	169

Net Assets (000’s), end of year/period	$3,669	$2,902	$2,882

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	2.54%	3.04%	2.57%

Total Return (C)	27.59%	-6.25%	3.66%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31, 2019	Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$10.110	$10.000

Unit value, end of year/period	$10.883	$10.110

Units outstanding (000’s), beginning of year/period	68	—
Units Issued (000’s)	127	101
Units Redeemed (000’s)	(62)	(33)

Units Outstanding (000’s), end of year/period	133	68

Net Assets (000’s), end of year/period	$1,450	$689

Expense Ratio (A)	0.95%	0.95%	(D)

Investment Income Ratio (B)	1.32%	—

Total Return (C)	7.65%	1.10%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.683		$10.801

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	9		—	(F)
Units Redeemed (000’s)	—	(F)	—

Units Outstanding (000’s), end of period	9		—	(F)

Net Assets (000’s), end of period	$91		$1

Expense Ratio (A)	0.95%	(D)	0.95%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	6.83%	(E)	8.01%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$45.393	$48.200	$39.875

Unit value, end of year	$61.159	$45.393	$48.200

Units outstanding (000’s), beginning of year/period(1)	253	333	—
Units Issued (000’s)(1)	83	72	399
Units Redeemed (000’s)(1)	(111)	(152)	(66)

Units Outstanding (000’s), end of year/period(1)	225	253	333

Net Assets (000’s), end of year/period	$13,737	$11,493	$16,033

Expense Ratio (A)	0.95%	0.95%	0.88%	(D)

Investment Income Ratio (B)	0.04%	—	—

Total Return (C)	34.73%	-5.82%	20.88%

	American Funds
	New World Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$25.032	$29.605	$23.067

Unit value, end of year	$32.403	$25.032	$29.605

Units outstanding (000’s), beginning of year/period(1)	23	20	—
Units Issued (000’s)(1)	11	24	24
Units Redeemed (000’s)(1)	(11)	(21)	(4)

Units Outstanding (000’s), end of year/period(1)	23	23	20

Net Assets (000’s), end of year/period	$750	$593	$589

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.26%	1.08%	1.35%

Total Return (C)	29.44%	-15.44%	28.34%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.07% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$5.557	$5.765	$5.203

Unit value, end of year	$6.848	$5.557	$5.765

Units outstanding (000’s), beginning of year/period(1)	1,390	1,517	—
Units Issued (000’s)(1)	484	470	1,861
Units Redeemed (000’s)(1)	(560)	(597)	(344)

Units Outstanding (000’s), end of year/period(1)	1,314	1,390	1,517

Net Assets (000’s), end of year/period	$8,996	$7,726	$8,747

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.58%	1.77%	2.01%

Total Return (C)	23.23%	-3.59%	10.80%

	Delaware
	VIP Small Cap Value Series
	Period Ended December 31, 2019(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.878

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	2

Units Redeemed (000’s)	—	(F)

Units Outstanding (000’s), end of period	2

Net Assets (000’s), end of period	$16

Expense Ratio (A)	0.95%	(D)

Investment Income Ratio (B)	—

Total Return (C)	8.78%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$87.716	$89.993	$72.023

Unit value, end of year/period	$119.153	$87.716	$89.993

Units outstanding (000’s), beginning of year/period(1)	151	166	—
Units Issued (000’s)(1)	42	62	197
Units Redeemed (000’s)(1)	(67)	(77)	(31)

Units Outstanding (000’s), end of year/period(1)	126	151	166

Net Assets (000’s), end of year/period	$15,031	$13,237	$14,980

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	0.42%	0.71%	0.71%

Total Return (C)	35.84%	-2.53%	24.95%

	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$44.004	$48.230	$41.699

Unit value, end of year	$57.572	$44.004	$48.230

Units outstanding (000’s), beginning of year/period(1)	66	71	—
Units Issued (000’s)(1)	20	32	87
Units Redeemed (000’s)(1)	(24)	(37)	(16)

Units Outstanding (000’s), end of year/period(1)	62	66	71

Net Assets (000’s), end of year/period	$3,545	$2,915	$3,440

Expense Ratio (A)	0.95%	0.95%	1.07%

Investment Income Ratio (B)	1.06%	1.16%	1.26%

Total Return (C)	30.83%	-8.76%	15.66%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.794		$10.000

Unit value, end of year/period	$11.450		$8.794

Units outstanding (000’s), beginning of year/period	1		—
Units Issued (000’s)	13		1
Units Redeemed (000’s)	(10)		—	(G)

Units Outstanding (000’s), end of year/period	4		1

Net Assets (000’s), end of year/period	$46		$11

Expense Ratio (A)	0.70%	(F)	0.70%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	30.20%		-12.06%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$11.010

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	36
Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	36

Net Assets (000’s), end of period	$397

Expense Ratio (A)	0.95%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	10.10%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.95%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$13.112		$13.510		$13.134

Unit value, end of year	$14.120		$13.112		$13.510

Units outstanding (000’s), beginning of year/period(1)	104		85		—
Units Issued (000’s)(1)	48		56		108
Units Redeemed (000’s)(1)	(58)		(37)		(23)

Units Outstanding (000’s), end of year/period(1)	94		104		85

Net Assets (000’s), end of year/period	$1,324		$1,361		$1,145

Expense Ratio (A)	0.85%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%

Total Return (C)	7.69%		-2.95%		2.86%

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$30.158		$30.153		$22.351

Unit value, end of year	$39.364		$30.158		$30.153

Units outstanding (000’s), beginning of year/period(1)	428		317		—
Units Issued (000’s)(1)	188		337		381
Units Redeemed (000’s)(1)	(267)		(226)		(64)

Units Outstanding (000’s), end of year/period(1)	349		428		317

Net Assets (000’s), end of year/period	$13,721		$13,073		$9,558

Expense Ratio (A)	0.70%	(E)	0.70%	(E)	0.92%	(E)

Investment Income Ratio (B)	—		3.36%		—

Total Return (C)	28.98%		1.21%		34.91%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.477

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	2

Units Redeemed (000’s)	—	(G)

Units Outstanding (000’s), end of period	2

Net Assets (000’s), end of period	$20

Expense Ratio (A)(F)	0.90%	(D)

Investment Income Ratio (B)	—

Total Return (C)	4.77%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 0.95%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Standard Units*

	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.660	$7.073	$5.889	$5.331	$5.330

Unit value, end of year	$8.628	$6.660	$7.073	$5.889	$5.331

Units outstanding (000’s), beginning of year	7,852	8,490	31,834	53,148	57,445
Units Issued (000’s)	1,511	1,754	3,448	9,752	10,649
Units Redeemed (000’s)	(1,917)	(2,392)	(26,792)	(31,066)	(14,946)

Units Outstanding (000’s), end of year	7,446	7,852	8,490	31,834	53,148

Net Assets (000’s), end of year	$64,246	$52,295	$60,054	$187,473	$283,348

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.65%	1.58%	1.60%	1.76%	1.59%

Total Return (C)	29.56%	-5.85%	20.11%	10.46%	0.03%

	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$17.746	$19.610	$16.633	$15.100	$15.288

Unit value, end of year	$22.473	$17.746	$19.610	$16.633	$15.100

Units outstanding (000’s), beginning of year	987	1,124	5,622	9,653	10,455
Units Issued (000’s)	79	160	291	625	939
Units Redeemed (000’s)	(170)	(297)	(4,789)	(4,656)	(1,741)

Units Outstanding (000’s), end of year	896	987	1,124	5,622	9,653

Net Assets (000’s), end of year	$20,137	$17,522	$22,047	$93,508	$145,762

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.25%	1.27%	1.23%	1.36%	1.35%

Total Return (C)	26.64%	-9.50%	17.90%	10.16%	-1.23%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.053	$2.436	$2.279	$1.921	$2.013

Unit value, end of year	$2.412	$2.053	$2.436	$2.279	$1.921

Units outstanding (000’s), beginning of year	6,766	7,886	30,421	48,899	52,895
Units Issued (000’s)	870	1,029	3,274	5,179	6,114
Units Redeemed (000’s)	(1,524)	(2,149)	(25,809)	(23,657)	(10,110)

Units Outstanding (000’s), end of year	6,112	6,766	7,886	30,421	48,899

Net Assets (000’s), end of year	$14,744	$13,891	$19,211	$69,317	$93,945

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	0.83%	1.42%	0.56%	0.86%	0.83%

Total Return (C)	17.51%	-15.73%	6.91%	18.60%	-4.56%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$2.152	$2.494	$2.040	$1.910	$1.980

Unit value, end of year/period	$2.688	$2.152	$2.494	$2.040	$1.910

Units outstanding (000’s), beginning of year/period	8,346	9,932	34,526	58,519	59,683
Units Issued (000’s)	1,280	1,474	3,749	5,537	14,510
Units Redeemed (000’s)	(1,972)	(3,060)	(28,343)	(29,530)	(15,674)

Units Outstanding (000’s), end of year/period	7,654	8,346	9,932	34,526	58,519

Net Assets (000’s), end of year/period	$20,570	$17,960	$24,768	$70,428	$111,758

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	0.09%	0.01%	0.02%	—	—

Total Return (C)	24.89%	-13.71%	22.25%	6.81%	-3.55%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(1)
Unit value, beginning of year/period	$8.286	$10.000

Unit value, end of year/period	$10.006	$8.286

Units outstanding (000’s), beginning of year/period	45	—
Units Issued (000’s)	54	46
Units Redeemed (000’s)	(11)	(1)

Units Outstanding (000’s), end of year/period	88	45

Net Assets (000’s), end of year/period	$879	$371

Expense Ratio (A)	1.35%	1.35%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	20.76%	-17.14%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.892	$2.232	$1.967	$1.714	$1.794

Unit value, end of year	$2.371	$1.892	$2.232	$1.967	$1.714

Units outstanding (000’s), beginning of year	2,445	2,882	9,510	15,486	18,280
Units Issued (000’s)	447	457	1,552	3,546	4,109
Units Redeemed (000’s)	(537)	(894)	(8,180)	(9,522)	(6,903)

Units Outstanding (000’s), end of year	2,355	2,445	2,882	9,510	15,486

Net Assets (000’s), end of year	$5,584	$4,625	$6,433	$18,707	$26,537

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.35%	1.67%	1.04%	1.30%	1.06%

Total Return (C)	25.33%	-15.24%	13.46%	14.79%	-4.50%

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$4.184	$4.779	$4.171	$3.503	$3.632

Unit value, end of year	$5.202	$4.184	$4.779	$4.171	$3.503

Units outstanding (000’s), beginning of year	7,605	8,925	33,482	58,446	63,510
Units Issued (000’s)	1,126	1,386	3,664	12,480	11,162
Units Redeemed (000’s)	(1,765)	(2,706)	(28,221)	(37,444)	(16,226)

Units Outstanding (000’s), end of year	6,966	7,605	8,925	33,482	58,446

Net Assets (000’s), end of year	$36,235	$31,819	$42,656	$139,671	$204,755

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.20%	1.35%	1.10%	1.24%	1.12%

Total Return (C)	24.32%	-12.46%	14.57%	19.07%	-3.53%

	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$10.006	$10.478	$9.362	$8.780	$8.816

Unit value, end of year	$11.784	$10.006	$10.478	$9.362	$8.780

Units outstanding (000’s), beginning of year	1,165	1,347	6,487	10,951	11,632
Units Issued (000’s)	115	215	396	887	1,139
Units Redeemed (000’s)	(214)	(397)	(5,536)	(5,351)	(1,820)

Units Outstanding (000’s), end of year	1,066	1,165	1,347	6,487	10,951

Net Assets (000’s), end of year	$12,566	$11,657	$14,116	$60,732	$96,147

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.20%	2.06%	2.04%	2.05%	2.09%

Total Return (C)	17.77%	-4.51%	11.93%	6.63%	-0.41%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$0.889	$1.040	$0.846	$0.842	$0.858

Unit value, end of year	$1.062	$0.889	$1.040	$0.846	$0.842

Units outstanding (000’s), beginning of year	2,381	2,619	7,235	9,614	8,706
Units Issued (000’s)	594	690	1,498	2,623	3,212
Units Redeemed (000’s)	(583)	(928)	(6,114)	(5,002)	(2,304)

Units Outstanding (000’s), end of year	2,392	2,381	2,619	7,235	9,614

Net Assets (000’s), end of year	$2,539	$2,117	$2,724	$6,124	$8,099

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.38%	2.24%	2.16%	2.23%	2.63%

Total Return (C)	19.39%	-14.52%	22.89%	0.48%	-1.81%

	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.334	$2.326	$2.340	$2.365	$2.396

Unit value, end of year	$2.349	$2.334	$2.326	$2.340	$2.365

Units outstanding (000’s), beginning of year	2,338	2,589	7,992	9,755	11,341
Units Issued (000’s)	619	737	1,289	2,374	2,583
Units Redeemed (000’s)	(557)	(988)	(6,692)	(4,137)	(4,169)

Units Outstanding (000’s), end of year	2,400	2,338	2,589	7,992	9,755

Net Assets (000’s), end of year	$5,638	$5,457	$6,022	$18,698	$23,067

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.15%	0.25%	0.12%	—	—

Total Return (C)	0.65%	0.34%	-0.58%	-1.06%	-1.31%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.387	$2.406	$2.382	$2.329	$2.343

Unit value, end of year	$2.498	$2.387	$2.406	$2.382	$2.329

Units outstanding (000’s), beginning of year	3,163	4,048	13,855	23,061	24,803
Units Issued (000’s)	579	489	1,699	3,893	4,759
Units Redeemed (000’s)	(612)	(1,374)	(11,506)	(13,099)	(6,501)

Units Outstanding (000’s), end of year	3,130	3,163	4,048	13,855	23,061

Net Assets (000’s), end of year	$7,817	$7,551	$9,739	$33,000	$53,712

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.14%	2.12%	2.14%	2.59%	2.28%

Total Return (C)	4.62%	-0.78%	1.02%	2.27%	-0.60%

	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$6.326	$6.402	$6.258	$6.050	$6.103

Unit value, end of year	$6.719	$6.326	$6.402	$6.258	$6.050

Units outstanding (000’s), beginning of year	2,579	3,310	12,112	19,149	20,888
Units Issued (000’s)	518	504	1,194	4,053	3,635
Units Redeemed (000’s)	(637)	(1,235)	(9,996)	(11,090)	(5,374)

Units Outstanding (000’s), end of year	2,460	2,579	3,310	12,112	19,149

Net Assets (000’s), end of year	$16,531	$16,317	$21,194	$75,803	$115,846

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.54%	2.64%	2.70%	2.76%	3.08%

Total Return (C)	6.20%	-1.19%	2.30%	3.45%	-0.87%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.466	$1.504	$1.419	$1.352	$1.362

Unit value, end of year	$1.617	$1.466	$1.504	$1.419	$1.352

Units outstanding (000’s), beginning of year	2,271	2,351	7,316	11,481	10,750
Units Issued (000’s)	2,065	1,087	2,524	4,715	5,704
Units Redeemed (000’s)	(1,352)	(1,167)	(7,489)	(8,880)	(4,973)

Units Outstanding (000’s), end of year	2,984	2,271	2,351	7,316	11,481

Net Assets (000’s), end of year	$4,827	$3,329	$3,535	$10,380	$15,526

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.70%	1.71%	1.85%	2.12%	1.76%

Total Return (C)	10.35%	-2.53%	5.98%	4.91%	-0.71%

	Mutual of America Investment Corporation
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.474	$1.524	$1.415	$1.340	$1.351

Unit value, end of year	$1.645	$1.474	$1.524	$1.415	$1.340

Units outstanding (000’s), beginning of year	707	595	2,482	6,188	6,133
Units Issued (000’s)	264	264	655	1,537	1,712
Units Redeemed (000’s)	(136)	(152)	(2,542)	(5,243)	(1,657)

Units Outstanding (000’s), end of year	835	707	595	2,482	6,188

Net Assets (000’s), end of year	$1,374	$1,042	$906	$3,511	$8,292

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.87%	1.96%	2.19%	2.27%	2.13%

Total Return (C)	11.63%	-3.25%	7.67%	5.59%	-0.80%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.478	$1.545	$1.414	$1.329	$1.341

Unit value, end of year	$1.682	$1.478	$1.545	$1.414	$1.329

Units outstanding (000’s), beginning of year	3,481	4,771	15,943	35,223	36,928
Units Issued (000’s)	580	810	3,240	7,171	10,621
Units Redeemed (000’s)	(1,098)	(2,100)	(14,412)	(26,451)	(12,326)

Units Outstanding (000’s), end of year	2,963	3,481	4,771	15,943	35,223

Net Assets (000’s), end of year	$4,983	$5,145	$7,370	$22,545	$46,800

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.03%	1.93%	2.03%	2.32%	2.05%

Total Return (C)	13.80%	-4.32%	9.23%	6.43%	-0.93%

	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.499	$1.583	$1.425	$1.328	$1.343

Unit value, end of year	$1.738	$1.499	$1.583	$1.425	$1.328

Units outstanding (000’s), beginning of year	13,933	16,481	50,676	77,960	69,565
Units Issued (000’s)	4,136	5,131	10,746	23,118	29,664
Units Redeemed (000’s)	(4,582)	(7,679)	(44,941)	(50,402)	(21,269)

Units Outstanding (000’s), end of year	13,487	13,933	16,481	50,676	77,960

Net Assets (000’s), end of year	$23,438	$20,881	$26,090	$72,216	$103,569

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.89%	1.74%	1.68%	1.92%	1.75%

Total Return (C)	15.96%	-5.33%	11.09%	7.27%	-1.06%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.562	$1.670	$1.478	$1.362	$1.380

Unit value, end of year	$1.846	$1.562	$1.670	$1.478	$1.362

Units outstanding (000’s), beginning of year	21,287	22,979	57,910	78,228	67,887
Units Issued (000’s)	7,810	7,216	13,828	26,576	26,487
Units Redeemed (000’s)	(7,251)	(8,908)	(48,759)	(46,894)	(16,146)

Units Outstanding (000’s), end of year	21,846	21,287	22,979	57,910	78,228

Net Assets (000’s), end of year	$40,324	$33,245	$38,380	$85,607	$106,557

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.71%	1.58%	1.44%	1.72%	1.60%

Total Return (C)	18.19%	-6.49%	12.98%	8.53%	-1.30%

	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.613	$1.749	$1.527	$1.396	$1.416

Unit value, end of year	$1.941	$1.613	$1.749	$1.527	$1.396

Units outstanding (000’s), beginning of year	19,799	19,302	46,573	57,899	50,653
Units Issued (000’s)	7,360	6,650	12,098	18,475	20,065
Units Redeemed (000’s)	(5,797)	(6,153)	(39,369)	(29,801)	(12,819)

Units Outstanding (000’s), end of year	21,362	19,799	19,302	46,573	57,899

Net Assets (000’s), end of year	$41,457	$31,940	$33,754	$71,103	$80,799

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.62%	1.46%	1.33%	1.65%	1.55%

Total Return (C)	20.30%	-7.75%	14.54%	9.40%	-1.41%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.615	$1.767	$1.528	$1.388	$1.410

Unit value, end of year	$1.969	$1.615	$1.767	$1.528	$1.388

Units outstanding (000’s), beginning of year	17,199	16,696	41,698	47,810	41,438
Units Issued (000’s)	6,945	6,254	9,905	16,519	15,613
Units Redeemed (000’s)	(4,481)	(5,751)	(34,907)	(22,631)	(9,241)

Units Outstanding (000’s), end of year	19,663	17,199	16,696	41,698	47,810

Net Assets (000’s), end of year	$38,725	$27,774	$29,500	$63,701	$66,337

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.55%	1.38%	1.25%	1.54%	1.45%

Total Return (C)	21.96%	-8.61%	15.66%	10.10%	-1.56%

	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.605	$1.767	$1.524	$1.382	$1.407

Unit value, end of year	$1.967	$1.605	$1.767	$1.524	$1.382

Units outstanding (000’s), beginning of year	15,396	15,386	34,955	38,613	35,020
Units Issued (000’s)	6,922	6,085	8,908	13,821	12,116
Units Redeemed (000’s)	(5,196)	(6,075)	(28,477)	(17,479)	(8,523)

Units Outstanding (000’s), end of year	17,122	15,396	15,386	34,955	38,613

Net Assets (000’s), end of year	$33,679	$24,706	$27,183	$53,285	$53,351

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.52%	1.35%	1.19%	1.48%	1.39%

Total Return (C)	22.58%	-9.17%	15.90%	10.33%	-1.82%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.587	$1.754	$1.510	$1.368	$1.395

Unit value, end of year	$1.949	$1.587	$1.754	$1.510	$1.368

Units outstanding (000’s), beginning of year	18,216	17,913	42,672	46,205	42,514
Units Issued (000’s)	5,986	6,265	9,065	15,040	13,751
Units Redeemed (000’s)	(4,732)	(5,962)	(33,824)	(18,573)	(10,060)

Units Outstanding (000’s), end of year	19,470	18,216	17,913	42,672	46,205

Net Assets (000’s), end of year	$37,956	$28,902	$31,411	$64,436	$63,229

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.54%	1.37%	1.19%	1.49%	1.41%

Total Return (C)	22.87%	-9.52%	16.13%	10.35%	-1.87%

	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.545	$1.716	$1.475	$1.335	$1.361

Unit value, end of year	$1.900	$1.545	$1.716	$1.475	$1.335

Units outstanding (000’s), beginning of year	11,511	10,677	19,943	15,046	9,097
Units Issued (000’s)	5,635	4,613	8,513	12,903	9,765
Units Redeemed (000’s)	(3,317)	(3,779)	(17,779)	(8,006)	(3,816)

Units Outstanding (000’s), end of year	13,829	11,511	10,677	19,943	15,046

Net Assets (000’s), end of year	$26,276	$17,785	$18,323	$29,410	$20,089

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.42%	1.21%	0.96%	1.07%	0.83%

Total Return (C)	22.98%	-9.96%	16.37%	10.45%	-1.91%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,			Period Ended December 31, 2016(1)
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$1.086	$1.208	$1.037	$1.000

Unit value, end of year/period	$1.333	$1.086	$1.208	$1.037

Units outstanding (000’s), beginning of year/period	4,271	2,159	451	—
Units Issued (000’s)	4,913	3,801	3,743	451
Units Redeemed (000’s)	(1,590)	(1,689)	(2,035)	—	(F)

Units Outstanding (000’s), end of year/period	7,594	4,271	2,159	451

Net Assets (000’s), end of year/period	$10,120	$4,638	$2,608	$468

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	(D)

Investment Income Ratio (B)	1.04%	0.59%	—	—

Total Return (C)	22.73%	-10.10%	16.49%	3.70%	(E)

	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31, 2019	Period Ended December 31, 2018(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.885	$10.000

Unit value, end of year/period	$10.916	$8.885

Units outstanding (000’s), beginning of year/period	34	—
Units Issued (000’s)	237	37
Units Redeemed (000’s)	(35)	(3)

Units Outstanding (000’s), end of year/period	236	34

Net Assets (000’s), end of year/period	$2,575	$302

Expense Ratio (A)	1.35%	1.35%	(D)

Investment Income Ratio (B)	0.09%	—

Total Return (C)	22.86%	-11.15%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$1.837	$1.901	$1.768	$1.677	$1.690

Unit value, end of year	$2.066	$1.837	$1.901	$1.768	$1.677

Units outstanding (000’s), beginning of year	5,045	5,725	15,175	25,936	25,746
Units Issued (000’s)	1,722	1,372	2,776	6,423	7,935
Units Redeemed (000’s)	(1,529)	(2,052)	(12,226)	(17,184)	(7,745)

Units Outstanding (000’s), end of year	5,238	5,045	5,725	15,175	25,936

Net Assets (000’s), end of year	$10,821	$9,267	$10,883	$26,825	$43,485

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.06%	2.12%	2.12%	2.32%	2.07%

Total Return (C)	12.46%	-3.36%	7.53%	5.43%	-0.76%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$2.328	$2.469	$2.199	$2.040	$2.062

Unit value, end of year	$2.737	$2.328	$2.469	$2.199	$2.040

Units outstanding (000’s), beginning of year	10,429	12,064	34,284	54,387	55,236
Units Issued (000’s)	2,301	2,272	4,490	11,218	11,624
Units Redeemed (000’s)	(2,226)	(3,907)	(26,710)	(31,321)	(12,473)

Units Outstanding (000’s), end of year	10,504	10,429	12,064	34,284	54,387

Net Assets (000’s), end of year	$28,748	$24,282	$29,785	$75,393	$110,970

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.02%	1.89%	1.86%	2.17%	2.04%

Total Return (C)	17.55%	-5.70%	12.27%	7.78%	-1.04%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$2.709		$2.957		$2.568		$2.344		$2.382

Unit value, end of year	$3.281		$2.709		$2.957		$2.568		$2.344

Units outstanding (000’s), beginning of year	7,995		9,194		25,450		36,104		37,261
Units Issued (000’s)	1,259		1,476		3,041		5,434		6,181
Units Redeemed (000’s)	(2,009)		(2,675)		(19,297)		(16,088)		(7,338)

Units Outstanding (000’s), end of year	7,245		7,995		9,194		25,450		36,104

Net Assets (000’s), end of year	$23,769		$21,659		$27,185		$65,349		$84,636

Expense Ratio (A)	1.35%		1.35%		1.28%		1.20%		1.20%

Investment Income Ratio (B)	1.91%		1.71%		1.57%		1.99%		1.83%

Total Return (C)	21.10%		-8.38%		15.15%		9.54%		-1.57%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$71.959		$79.454		$71.207		$61.004		$64.219

Unit value, end of year	$90.567		$71.959		$79.454		$71.207		$61.004

Units outstanding (000’s), beginning of year	238		296		1,301		2,026		2,291
Units Issued (000’s)	31		46		99		280		225
Units Redeemed (000’s)	(48)		(104)		(1,104)		(1,005)		(490)

Units Outstanding (000’s), end of year	221		238		296		1,301		2,026

Net Assets (000’s), end of year	$20,039		$17,104		$23,508		$92,665		$123,611

Expense Ratio (A)	1.25%	(D)	1.25%	(D)	1.18%	(D)	1.10%	(D)	1.10%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%		2.38%		3.10%

Total Return (C)	25.86%		-9.43%		11.58%		16.73%		-5.01%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$46.799		$50.068		$44.395		$43.541		$43.964

Unit value, end of year	$54.651		$46.799		$50.068		$44.395		$43.541

Units outstanding (000’s), beginning of year	225		261		898		1,525		1,634
Units Issued (000’s)	31		40		85		163		316
Units Redeemed (000’s)	(38)		(76)		(722)		(790)		(425)

Units Outstanding (000’s), end of year	218		225		261		898		1,525

Net Assets (000’s), end of year	$11,913		$10,541		$13,083		$39,855		$66,429

Expense Ratio (A)	1.25%	(D)	1.25%	(D)	1.18%	(D)	1.10%	(D)	1.10%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%		1.45%		1.56%

Total Return (C)	16.78%		-6.53%		12.78%		1.96%		-0.96%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$85.912		$92.920		$77.138		$72.231		$72.513

Unit value, end of year	$111.638		$85.912		$92.920		$77.138		$72.231

Units outstanding (000’s), beginning of year	544		670		2,751		5,014		5,386
Units Issued (000’s)	58		78		180		403		578
Units Redeemed (000’s)	(116)		(204)		(2,261)		(2,666)		(950)

Units Outstanding (000’s), end of year	486		544		670		2,751		5,014

Net Assets (000’s), end of year	$54,241		$46,724		$62,294		$212,189		$362,048

Expense Ratio (A)	1.25%	(D)	1.25%	(D)	1.18%	(D)	1.10%	(D)	1.10%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%		0.79%		1.02%

Total Return (C)	29.94%		-7.54%		20.46%		6.79%		-0.39%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$74.169		$87.882		$73.600		$66.301		$67.973

Unit value, end of year	$90.423		$74.169		$87.882		$73.600		$66.301

Units outstanding (000’s), beginning of year	162		205		683		1,217		1,328
Units Issued (000’s)	27		31		80		154		210
Units Redeemed (000’s)	(40)		(74)		(558)		(688)		(321)

Units Outstanding (000’s), end of year	149		162		205		683		1,217

Net Assets (000’s), end of year	$13,451		$11,998		$17,977		$50,260		$80,679

Expense Ratio (A)	1.25%	(D)	1.25%	(D)	1.18%	(D)	1.10%	(D)	1.10%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%		0.50%		0.49%

Total Return (C)	21.91%		-15.60%		19.41%		11.01%		-2.46%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$26.423		$29.471		$26.378		$23.651		$24.519

Unit value, end of year	$32.768		$26.423		$29.471		$26.378		$23.651

Units outstanding (000’s), beginning of year	473		533		1,776		3,415		3,838
Units Issued (000’s)	87		117		218		672		645
Units Redeemed (000’s)	(104)		(177)		(1,461)		(2,311)		(1,068)

Units Outstanding (000’s), end of year	456		473		533		1,776		3,415

Net Assets (000’s), end of year	$14,939		$12,496		$15,698		$46,853		$80,693

Expense Ratio (A)	1.35%		1.35%		1.28%		1.20%		1.20%

Investment Income Ratio (B)	2.88%		2.57%		2.77%		2.66%		2.56%

Total Return (C)	24.01%		-10.34%		11.73%		11.53%		-3.54%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$30.757	$35.678	$25.326	$25.152	$25.659

Unit value, end of year	$39.818	$30.757	$35.678	$25.326	$25.152

Units outstanding (000’s), beginning of year	709	833	2,890	4,878	5,122
Units Issued (000’s)	116	151	281	602	764
Units Redeemed (000’s)	(166)	(275)	(2,338)	(2,590)	(1,008)

Units Outstanding (000’s), end of year	659	709	833	2,890	4,878

Net Assets (000’s), end of year	$26,234	$21,810	$29,706	$73,198	$122,741

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.44%	0.78%	1.06%	1.44%	1.86%

Total Return (C)	29.46%	-13.79%	40.87%	0.69%	-1.98%

	Vanguard
	VIF Real Estate Index Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$15.855	$16.980	$16.414	$15.330	$15.178

Unit value, end of year/period	$20.148	$15.855	$16.980	$16.414	$15.330

Units outstanding (000’s), beginning of year/period	216	263	899	1,384	1,756
Units Issued (000’s)	115	91	192	2,124	1,146
Units Redeemed (000’s)	(78)	(138)	(828)	(2,609)	(1,518)

Units Outstanding (000’s), end of year/period	253	216	263	899	1,384

Net Assets (000’s), end of year/period	$5,088	$3,423	$4,470	$14,753	$21,217

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	2.54%	3.04%	2.57%	2.08%	2.09%

Total Return (C)	27.08%	-6.63%	3.45%	7.07%	1.00%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
	Period Ended December 31, 2019		Year Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$10.089		$10.000

Unit value, end of year/period	$10.817		$10.089

Units outstanding (000’s), beginning of year/period	32		—
Units Issued (000’s)	130		42
Units Redeemed (000’s)	(39)		(10)

Units Outstanding (000’s), end of year/period	123		32

Net Assets (000’s), end of year/period	$1,327		$325

Expense Ratio (A)	1.35%		1.35%	(D)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	7.22%		0.89%	(E)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.661		$10.779

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	5		2
Units Redeemed (000’s)	—	(F)	—	(F)

Units Outstanding (000’s), end of period	5		2

Net Assets (000’s), end of period	$57		$25

Expense Ratio (A)	1.35%	(D)	1.35%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	6.61%	(E)	7.79%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017		2016		2015
Unit value, beginning of year	$45.120	$48.104	$39.875		$38.992		$38.617

Unit value, end of year	$60.549	$45.120	$48.104		$39.875		$38.992

Units outstanding (000’s), beginning of year	469	543	2,235		4,209		4,094
Units Issued (000’s)	99	87	183		383		1,183
Units Redeemed (000’s)	(121)	(161)	(1,875)		(2,357)		(1,068)

Units Outstanding (000’s), end of year	447	469	543		2,235		4,209

Net Assets (000’s), end of year	$27,095	$21,169	$26,097		$89,130		$164,121

Expense Ratio (A)	1.35%	1.35%	1.08%	(D)	0.95%	(D)	0.95%	(D)

Investment Income Ratio (B)	0.04%	—	—		—		—

Total Return (C)	34.19%	-6.20%	20.64%		2.26%		0.97%

	American Funds
	New World Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017		2016		2015
Unit value, beginning of year	$24.882	$29.545	$23.067		$22.109		$23.058

Unit value, end of year/period	$32.079	$24.882	$29.545		$23.067		$22.109

Units outstanding (000’s), beginning of year	47	46	79		110		79
Units Issued (000’s)	17	19	31		55		73
Units Redeemed (000’s)	(11)	(18)	(64)		(86)		(42)

Units Outstanding (000’s), end of year	53	47	46		79		110

Net Assets (000’s), end of year	$1,710	$1,180	$1,350		$1,833		$2,430

Expense Ratio (A)	1.35%	1.35%	1.28%		1.20%		1.20%

Investment Income Ratio (B)	1.26%	1.08%	1.35%		1.19%		0.90%

Total Return (C)	28.93%	-15.78%	28.08%		4.33%		-4.12%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$5.524	$5.753	$5.203	$4.882	$5.052

Unit value, end of year	$6.780	$5.524	$5.753	$5.203	$4.882

Units outstanding (000’s), beginning of year	2,558	2,952	8,765	12,937	13,495
Units Issued (000’s)	449	396	662	1,210	1,698
Units Redeemed (000’s)	(510)	(790)	(6,475)	(5,382)	(2,256)

Units Outstanding (000’s), end of year	2,497	2,558	2,952	8,765	12,937

Net Assets (000’s), end of year	$16,928	$14,129	$16,981	$45,602	$63,159

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.58%	1.77%	2.01%	1.86%	0.12%

Total Return (C)	22.74%	-3.98%	10.58%	6.57%	-3.36%

	Delaware
	VIP Small Cap Value Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.855

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	6
Units Redeemed (000’s)	—	(F)

Units Outstanding (000’s), end of period	6

Net Assets (000’s), end of period	$66

Expense Ratio (A)	1.35%	(D)

Investment Income Ratio (B)	—

Total Return (C)	8.55%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year/period	$87.189	$89.814	$72.023	$69.924	$65.153

Unit value, end of year/period	$117.964	$87.189	$89.814	$72.023	$69.924

Units outstanding (000’s), beginning of year/period	278	312	1,495	2,472	2,411
Units Issued (000’s)	47	64	103	213	447
Units Redeemed (000’s)	(62)	(98)	(1,286)	(1,190)	(386)

Units Outstanding (000’s), end of year/period	263	278	312	1,495	2,472

Net Assets (000’s), end of year/period	$30,971	$24,238	$28,029	$107,660	$172,881

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	0.42%	0.71%	0.71%	0.82%	0.69%

Total Return (C)	35.30%	-2.92%	24.70%	3.00%	7.32%

	Invesco Oppenheimer
	V.I. Main Street Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017	2016	2015
Unit value, beginning of year	$43.740	$48.133	$41.699	$37.810	$37.034

Unit value, end of year	$56.997	$43.740	$48.133	$41.699	$37.810

Units outstanding (000’s), beginning of year	100	123	346	525	566
Units Issued (000’s)	27	23	70	211	134
Units Redeemed (000’s)	(26)	(46)	(293)	(390)	(175)

Units Outstanding (000’s), end of year	101	100	123	346	525

Net Assets (000’s), end of year	$5,728	$4,353	$5,923	$14,445	$19,857

Expense Ratio (A)	1.35%	1.35%	1.28%	1.20%	1.20%

Investment Income Ratio (B)	1.06%	1.16%	1.26%	1.10%	0.92%

Total Return (C)	30.31%	-9.13%	15.43%	10.28%	2.10%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year	$8.776		$10.000

Unit value, end of year	$11.381		$8.776

Units outstanding (000’s), beginning of year	2		—
Units Issued (000’s)	25		3
Units Redeemed (000’s)	(1)		(1)

Units Outstanding (000’s), end of year	26		2

Net Assets (000’s), end of year	$294		$18

Expense Ratio (A)	1.10%	(F)	1.10%	(D)(F)

Investment Income Ratio (B)	1.30%		1.10%	(E)

Total Return (C)	29.68%		-12.24%	(E)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.987

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	19
Units Redeemed (000’s)	(5)

Units Outstanding (000’s), end of period	14

Net Assets (000’s), end of period	$157

Expense Ratio (A)	1.35%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	9.87%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 1.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$13.033		$13.483		$13.134		$12.640		$13.131

Unit value, end of year	$13.979		$13.033		$13.483		$13.134		$12.640

Units outstanding (000’s), beginning of year	81		111		266		508		577
Units Issued (000’s)	29		27		135		321		238
Units Redeemed (000’s)	(32)		(57)		(290)		(563)		(307)

Units Outstanding (000’s), end of year	78		81		111		266		508

Net Assets (000’s), end of year	$1,093		$1,053		$1,496		$3,492		$6,427

Expense Ratio (A)	1.25%	(D)	1.25%	(D)	1.18%	(D)	1.10%	(D)	1.10%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%		2.47%		4.27%

Total Return (C)	7.26%		-3.34%		2.66%		3.91%		-3.74%

	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017		2016		2015
Unit value, beginning of year	$30.335		$30.093		$22.351		$22.412		$20.398

Unit value, end of year	$38.971		$30.335		$30.093		$22.351		$22.412

Units outstanding (000’s), beginning of year	526		483		746		2,120		649
Units Issued (000’s)	227		364		674		621		2,055
Units Redeemed (000’s)	(216)		(321)		(937)		(1,995)		(584)

Units Outstanding (000’s), end of year	537		526		483		746		2,120

Net Assets (000’s), end of year	$20,940		$15,961		$14,538		$16,684		$47,526

Expense Ratio (A)	1.10%	(E)	1.10%	(E)	1.12%	(E)	1.05%	(E)	1.05%	(E)

Investment Income Ratio (B)	—		3.36%		—		—		—

Total Return (C)	28.47%		0.80%		34.64%		-0.27%		9.88%

(A)(B)(C)	Refer to explanatory notes.
(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.20% in 2015 through 2016, 1.28% in 2017 and 1.35% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.456

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	6
Units Redeemed (000’s)	(1)

Units Outstanding (000’s), end of period	5

Net Assets (000’s), end of period	$48

Expense Ratio (A)	1.30%	(D)(F)

Investment Income Ratio (B)	—

Total Return (C)	4.56%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C)	Refer to explanatory notes.
(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 1.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Inactive Units

	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.630	$7.063	$6.395

Unit value, end of year	$8.564	$6.630	$7.063

Units outstanding (000’s), beginning of year/period(1)	8,952	10,676	—
Units Issued (000’s)(1)	967	1,167	12,030
Units Redeemed (000’s)(1)	(1,259)	(2,891)	(1,354)

Units Outstanding (000’s), end of year/period(1)	8,660	8,952	10,676

Net Assets (000’s), end of year/period	$74,160	$59,351	$75,403

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.65%	1.58%	1.60%

Total Return (C)	29.17%	-6.13%	10.44%

	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$17.667	$19.581	$17.846

Unit value, end of year	$22.306	$17.667	$19.581

Units outstanding (000’s), beginning of year/period(1)	2,363	2,635	—
Units Issued (000’s)(1)	127	281	2,965
Units Redeemed (000’s)(1)	(388)	(553)	(330)

Units Outstanding (000’s), end of year/period(1)	2,102	2,363	2,635

Net Assets (000’s), end of year/period	$46,895	$41,741	$51,597

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.25%	1.27%	1.65%

Total Return (C)	26.26%	-9.78%	9.72%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.044	$2.433	$2.307

Unit value, end of year	$2.395	$2.044	$2.433

Units outstanding (000’s), beginning of year/period(1)	9,265	10,486	—
Units Issued (000’s)(1)	546	909	11,664
Units Redeemed (000’s)(1)	(1,546)	(2,130)	(1,178)

Units Outstanding (000’s), end of year/period(1)	8,265	9,265	10,486

Net Assets (000’s), end of year/period	$19,790	$18,936	$25,508

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	0.83%	1.42%	0.56%

Total Return (C)	17.15%	-15.98%	5.45%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$2.142	$2.490	$2.254

Unit value, end of year/period	$2.668	$2.142	$2.490

Units outstanding (000’s), beginning of year/period(1)	10,563	11,993	—
Units Issued (000’s)(1)	712	1,172	13,317
Units Redeemed (000’s)(1)	(1,831)	(2,602)	(1,324)

Units Outstanding (000’s), end of year/period(1)	9,444	10,563	11,993

Net Assets (000’s), end of year/period	$25,192	$22,629	$29,864

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	0.09%	0.01%	0.02%

Total Return (C)	24.52%	-13.97%	10.49%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(3)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018(3)
Unit value, beginning of year/period	$8.273	$10.000

Unit value, end of year/period	$9.961	$8.273

Units outstanding (000’s), beginning of year/period	6	—
Units Issued (000’s)	9	6
Units Redeemed (000’s)	(2)	—

Units Outstanding (000’s), end of year/period	13	6

Net Assets (000’s), end of year/period	$125	$53

Expense Ratio (A)	1.65%	1.65%	(D)

Investment Income Ratio (B)	1.66%	1.22%	(E)

Total Return (C)	20.40%	-17.27%	(E)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.883	$2.229	$2.035

Unit value, end of year	$2.353	$1.883	$2.229

Units outstanding (000’s), beginning of year/period(1)	1,357	1,807	—
Units Issued (000’s)(1)	265	312	2,310
Units Redeemed (000’s)(1)	(340)	(762)	(503)

Units Outstanding (000’s), end of year/period(1)	1,282	1,357	1,807

Net Assets (000’s), end of year/period	$3,017	$2,557	$4,027

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.35%	1.67%	1.04%

Total Return (C)	24.96%	-15.49%	9.52%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$4.165	$4.773	$4.381

Unit value, end of year	$5.163	$4.165	$4.773

Units outstanding (000’s), beginning of year/period(1)	7,658	9,251	—
Units Issued (000’s)(1)	517	905	10,623
Units Redeemed (000’s)(1)	(1,472)	(2,498)	(1,372)

Units Outstanding (000’s), end of year/period(1)	6,703	7,658	9,251

Net Assets (000’s), end of year/period	$34,605	$31,899	$44,151

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.20%	1.35%	1.10%

Total Return (C)	23.95%	-12.72%	8.69%

	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$9.961	$10.463	$9.792

Unit value, end of year	$11.697	$9.961	$10.463

Units outstanding (000’s), beginning of year/period(1)	2,410	2,785	—
Units Issued (000’s)(1)	161	248	3,150
Units Redeemed (000’s)(1)	(371)	(623)	(365)

Units Outstanding (000’s), end of year/period(1)	2,200	2,410	2,785

Net Assets (000’s), end of year/period	$25,728	$24,011	$29,135

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.20%	2.06%	2.04%

Total Return (C)	17.42%	-4.80%	6.86%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$0.885	$1.039	$0.961

Unit value, end of year	$1.054	$0.885	$1.039

Units outstanding (000’s), beginning of year/period(1)	957	925	—
Units Issued (000’s)(1)	142	250	1,096
Units Redeemed (000’s)(1)	(261)	(218)	(171)

Units Outstanding (000’s), end of year/period(1)	838	957	925

Net Assets (000’s), end of year/period	$883	$847	$961

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.38%	2.24%	2.16%

Total Return (C)	19.04%	-14.78%	8.04%

	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.324	$2.323	$2.331

Unit value, end of year	$2.332	$2.324	$2.323

Units outstanding (000’s), beginning of year/period(1)	2,399	2,456	—
Units Issued (000’s)(1)	673	718	2,818
Units Redeemed (000’s)(1)	(704)	(775)	(362)

Units Outstanding (000’s), end of year/period(1)	2,368	2,399	2,456

Net Assets (000’s), end of year/period	$5,521	$5,575	$5,705

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.15%	0.25%	0.12%

Total Return (C)	0.35%	0.04%	-0.37%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.377	$2.403	$2.411

Unit value, end of year	$2.479	$2.377	$2.403

Units outstanding (000’s), beginning of year/period(1)	3,448	3,860	—
Units Issued (000’s)(1)	334	483	4,274
Units Redeemed (000’s)(1)	(569)	(895)	(414)

Units Outstanding (000’s), end of year/period(1)	3,213	3,448	3,860

Net Assets (000’s), end of year/period	$7,966	$8,195	$9,274

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.14%	2.12%	0.14%

Total Return (C)	4.30%	-1.08%	-0.34%

	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$6.298	$6.393	$6.382

Unit value, end of year	$6.669	$6.298	$6.393

Units outstanding (000’s), beginning of year/period(1)	2,752	3,133	—
Units Issued (000’s)(1)	305	700	3,635
Units Redeemed (000’s)(1)	(471)	(1,081)	(502)

Units Outstanding (000’s), end of year/period(1)	2,586	2,752	3,133

Net Assets (000’s), end of year/period	$17,244	$17,333	$20,031

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.54%	2.64%	2.70%

Total Return (C)	5.88%	-1.48%	0.17%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.459	$1.501	$1.419

Unit value, end of year	$1.605	$1.459	$1.501

Units outstanding (000’s), beginning of year/period(1)	479	963	—
Units Issued (000’s)(1)	171	101	1,078
Units Redeemed (000’s)(1)	(151)	(585)	(115)

Units Outstanding (000’s), end of year/period(1)	499	479	963

Net Assets (000’s), end of year/period	$801	$699	$1,445

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.70%	1.71%	1.85%

Total Return (C)	10.02%	-2.82%	2.61%

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.468	$1.521	$1.470

Unit value, end of year	$1.633	$1.468	$1.521

Units outstanding (000’s), beginning of year/period(1)	259	330	—
Units Issued (000’s)(1)	122	88	388
Units Redeemed (000’s)(1)	(49)	(159)	(58)

Units Outstanding (000’s), end of year/period(1)	332	259	330

Net Assets (000’s), end of year/period	$543	$380	$502

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.87%	1.96%	2.19%

Total Return (C)	11.30%	-3.54%	3.52%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.471	$1.542	$1.480

Unit value, end of year	$1.669	$1.471	$1.542

Units outstanding (000’s), beginning of year/period(1)	1,751	1,991	—
Units Issued (000’s)(1)	318	990	2,191
Units Redeemed (000’s)(1)	(210)	(1,230)	(200)

Units Outstanding (000’s), end of year/period(1)	1,859	1,751	1,991

Net Assets (000’s), end of year/period	$3,103	$2,576	$3,070

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.03%	1.93%	2.03%

Total Return (C)	13.46%	-4.60%	4.25%

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.492	$1.581	$1.501

Unit value, end of year	$1.725	$1.492	$1.581

Units outstanding (000’s), beginning of year/period(1)	5,178	5,402	—
Units Issued (000’s)(1)	785	1,731	6,837
Units Redeemed (000’s)(1)	(1,498)	(1,955)	(1,435)

Units Outstanding (000’s), end of year/period(1)	4,465	5,178	5,402

Net Assets (000’s), end of year/period	$7,702	$7,725	$8,539

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.89%	1.74%	1.68%

Total Return (C)	15.61%	-5.61%	5.29%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.555	$1.668	$1.569

Unit value, end of year	$1.832	$1.555	$1.668

Units outstanding (000’s), beginning of year/period(1)	5,166	5,328	—
Units Issued (000’s)(1)	1,872	1,989	6,541
Units Redeemed (000’s)(1)	(1,851)	(2,151)	(1,213)

Units Outstanding (000’s), end of year/period(1)	5,187	5,166	5,328

Net Assets (000’s), end of year/period	$9,504	$8,032	$8,886

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.71%	1.58%	1.44%

Total Return (C)	17.83%	-6.77%	6.32%

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.606	$1.746	$1.527

Unit value, end of year	$1.926	$1.606	$1.746

Units outstanding (000’s), beginning of year/period(1)	3,908	3,880	—
Units Issued (000’s)(1)	1,008	838	4,815
Units Redeemed (000’s)(1)	(959)	(810)	(935)

Units Outstanding (000’s), end of year/period(1)	3,957	3,908	3,880

Net Assets (000’s), end of year/period	$7,621	$6,277	$6,775

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.62%	1.46%	1.33%

Total Return (C)	19.94%	-8.03%	7.24%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.608	$1.764	$1.528

Unit value, end of year	$1.955	$1.608	$1.764

Units outstanding (000’s), beginning of year/period(1)	2,994	3,303	—
Units Issued (000’s)(1)	1,285	978	3,932
Units Redeemed (000’s)(1)	(671)	(1,287)	(629)

Units Outstanding (000’s), end of year/period(1)	3,608	2,994	3,303

Net Assets (000’s), end of year/period	$7,053	$4,813	$5,828

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.55%	1.38%	1.25%

Total Return (C)	21.59%	-8.88%	7.86%

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.598	$1.764	$1.633

Unit value, end of year	$1.952	$1.598	$1.764

Units outstanding (000’s), beginning of year/period(1)	4,154	4,096	—
Units Issued (000’s)(1)	544	920	4,718
Units Redeemed (000’s)(1)	(630)	(862)	(622)

Units Outstanding (000’s), end of year/period(1)	4,068	4,154	4,096

Net Assets (000’s), end of year/period	$7,943	$6,636	$7,227

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.52%	1.35%	1.19%

Total Return (C)	22.22%	-9.45%	8.02%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.580	$1.751	$1.619

Unit value, end of year	$1.935	$1.580	$1.751

Units outstanding (000’s), beginning of year/period(1)	4,608	4,820	—
Units Issued (000’s)(1)	1,140	890	5,593
Units Redeemed (000’s)(1)	(922)	(1,102)	(773)

Units Outstanding (000’s), end of year/period(1)	4,826	4,608	4,820

Net Assets (000’s), end of year/period	$9,338	$7,278	$8,440

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.54%	1.37%	1.19%

Total Return (C)	22.22%	-9.79%	8.17%

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.538	$1.714	$1.583

Unit value, end of year	$1.886	$1.538	$1.714

Units outstanding (000’s), beginning of year/period(1)	986	940	—
Units Issued (000’s)(1)	706	369	1,193
Units Redeemed (000’s)(1)	(360)	(323)	(253)

Units Outstanding (000’s), end of year/period(1)	1,332	986	940

Net Assets (000’s), end of year/period	$2,513	$1,517	$1,611

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.42%	1.21%	0.96%

Total Return (C)	22.61%	-10.23%	8.28%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$1.081	$1.206	$1.114

Unit value, end of year/period	$1.323	$1.081	$1.206

Units outstanding (000’s), beginning of year/period(1)	52	25	—
Units Issued (000’s)(1)	129	31	35
Units Redeemed (000’s)(1)	(70)	(4)	(10)

Units Outstanding (000’s), end of year/period(1)	111	52	25

Net Assets (000’s), end of year/period	$147	$56	$31

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.04%	0.59%	—

Total Return (C)	22.36%	-10.37%	8.26%

	Mutual of America Investment Corporation
	2060 Retirement Fund
	Year Ended December 31, 2019		Period Ended December 31, 2018(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.871		$10.000

Unit value, end of year/period	$10.867		$8.871

Units outstanding (000’s), beginning of year/period	—	(F)	—
Units Issued (000’s)	1		10
Units Redeemed (000’s)	(1)		(10)

Units Outstanding (000’s), end of year/period	—	(F)	—	(F)

Net Assets (000’s), end of year/period	$5		$—	(G)
Expense Ratio (A)	1.65%		1.65%	(D)

Investment Income Ratio (B)	0.09%		—

Total Return (C)	22.49%		-11.29%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.
(G)	Less than $500.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$1.829	$1.898	$1.844

Unit value, end of year	$2.051	$1.829	$1.898

Units outstanding (000’s), beginning of year/period(1)	2,267	2,100	—
Units Issued (000’s)(1)	344	683	2,708
Units Redeemed (000’s)(1)	(523)	(516)	(608)

Units Outstanding (000’s), end of year/period(1)	2,088	2,267	2,100

Net Assets (000’s), end of year/period	$4,282	$4,146	$3,986

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.06%	2.12%	2.12%

Total Return (C)	12.12%	-3.65%	2.96%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$2.318	$2.465	$2.329

Unit value, end of year	$2.717	$2.318	$2.465

Units outstanding (000’s), beginning of year/period(1)	4,756	5,183	—
Units Issued (000’s)(1)	888	856	6,212
Units Redeemed (000’s)(1)	(949)	(1,283)	(1,029)

Units Outstanding (000’s), end of year/period(1)	4,695	4,756	5,183

Net Assets (000’s), end of year/period	$12,756	$11,024	$12,779

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.02%	1.89%	1.86%

Total Return (C)	17.20%	-5.98%	5.83%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$2.697		$2.953		$2.749

Unit value, end of year	$3.256		$2.697		$2.953

Units outstanding (000’s), beginning of year/period(1)	4,208		4,741		—
Units Issued (000’s)(1)	739		641		5,244
Units Redeemed (000’s)(1)	(674)		(1,174)		(503)

Units Outstanding (000’s), end of year/period(1)	4,273		4,208		4,741

Net Assets (000’s), end of year/period	$13,913		$11,350		$13,998

Expense Ratio (A)	1.65%		1.65%		1.65%

Investment Income Ratio (B)	1.91%		1.71%		1.57%

Total Return (C)	20.74%		-8.66%		7.39%

	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$71.639		$79.340		$73.761

Unit value, end of year	$89.895		$71.639		$79.340

Units outstanding (000’s), beginning of year/period(1)	375		444		—
Units Issued (000’s)(1)	25		50		495
Units Redeemed (000’s)(1)	(49)		(119)		(51)

Units Outstanding (000’s), end of year/period(1)	351		375		444

Net Assets (000’s), end of year/period	$31,512		$26,873		$35,206

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.55%	(D)

Investment Income Ratio (B)	2.02%		2.21%		1.67%

Total Return (C)	25.48%		-9.71%		7.56%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$46.592		$49.995		$47.369

Unit value, end of year	$54.247		$46.592		$49.995

Units outstanding (000’s), beginning of year/period(1)	225		250		—
Units Issued (000’s)(1)	17		29		277
Units Redeemed (000’s)(1)	(42)		(54)		(27)

Units Outstanding (000’s), end of year/period(1)	200		225		250

Net Assets (000’s), end of year/period	$10,867		$10,476		$12,516

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.55%	(D)

Investment Income Ratio (B)	1.79%		1.66%		1.88%

Total Return (C)	16.43%		-6.81%		5.55%

	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$85.530		$92.786		$85.570

Unit value, end of year	$110.807		$85.530		$92.786

Units outstanding (000’s), beginning of year/period(1)	805		979		—
Units Issued (000’s)(1)	48		77		1,102
Units Redeemed (000’s)(1)	(115)		(251)		(123)

Units Outstanding (000’s), end of year/period(1)	738		805		979

Net Assets (000’s), end of year/period	$81,816		$68,843		$90,815

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.55%	(D)

Investment Income Ratio (B)	0.46%		0.70%		0.99%

Total Return (C)	29.55%		-7.82%		8.43%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$73.839		$87.754		$79.729

Unit value, end of year	$89.751		$73.839		$87.754

Units outstanding (000’s), beginning of year/period(1)	128		143		—
Units Issued (000’s)(1)	11		24		171
Units Redeemed (000’s)(1)	(31)		(39)		(28)

Units Outstanding (000’s), end of year/period(1)	108		128		143

Net Assets (000’s), end of year/period	$9,687		$9,473		$12,566

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.55%	(D)

Investment Income Ratio (B)	0.85%		0.64%		0.70%

Total Return (C)	21.55%		-15.86%		10.07%

	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$26.306		$29.428		$27.999

Unit value, end of year	$32.525		$26.306		$29.428

Units outstanding (000’s), beginning of year/period(1)	272		327		—
Units Issued (000’s)(1)	46		50		378
Units Redeemed (000’s)(1)	(53)		(105)		(51)

Units Outstanding (000’s), end of year/period(1)	265		272		327

Net Assets (000’s), end of year/period	$8,620		$7,142		$9,634

Expense Ratio (A)	1.65%		1.65%		1.65%

Investment Income Ratio (B)	2.88%		2.57%		2.77%

Total Return (C)	23.64%		-10.61%		5.11%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$30.620	$35.626	$31.255

Unit value, end of year	$39.521	$30.620	$35.626

Units outstanding (000’s), beginning of year/period(1)	664	758	—
Units Issued (000’s)(1)	62	74	862
Units Redeemed (000’s)(1)	(112)	(168)	(104)

Units Outstanding (000’s), end of year/period(1)	614	664	758

Net Assets (000’s), end of year/period	$24,256	$20,341	$26,996

Expense Ratio (A)	1.65%	1.65%	1.43%

Investment Income Ratio (B)	1.44%	0.78%	1.06%

Total Return (C)	29.07%	-14.05%	40.67%

	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$15.784	$16.956	$16.731

Unit value, end of year/period	$19.998	$15.784	$16.956

Units outstanding (000’s), beginning of year/period(1)	66	92	—
Units Issued (000’s)(1)	35	17	125
Units Redeemed (000’s)(1)	(16)	(43)	(33)

Units Outstanding (000’s), end of year/period(1)	85	66	92

Net Assets (000’s), end of year/period	$1,691	$1,049	$1,555

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.54%	3.04%	2.57%

Total Return (C)	26.70%	-6.91%	1.34%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$10.074		$10.000

Unit value, end of year/period	$10.769		$10.074

Units outstanding (000’s), beginning of year/period	10		—
Units Issued (000’s)	87		19
Units Redeemed (000’s)	(10)		(9)

Units Outstanding (000’s), end of year/period	87		10

Net Assets (000’s), end of year/period	$934		$100

Expense Ratio (A)	1.65%		1.65%	(E)

Investment Income Ratio (B)	1.32%		—

Total Return (C)	6.90%		0.74%	(F)

	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Period Ended December 31, 2019(2)		Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000		$10.000

Unit value, end of period	$10.645		$10.762	(G)

Units outstanding (000’s), beginning of period	—		—
Units Issued (000’s)	—	(F)	2
Units Redeemed (000’s)	—		(2)

Units Outstanding (000’s), end of period	—	(F)	—

Net Assets (000’s), end of period	$4		$—

Expense Ratio (A)	1.65%	(D)	1.65%	(D)

Investment Income Ratio (B)	1.00%	(E)	2.17%	(E)

Total Return (C)	6.45%	(E)	7.62%	(E)(H)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.
(G)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(H)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$44.919	$48.034	$44.128

Unit value, end of year	$60.098	$44.919	$48.034

Units outstanding (000’s), beginning of year/period(1)	624	739	—
Units Issued (000’s)(1)	64	56	839
Units Redeemed (000’s)(1)	(116)	(171)	(100)

Units Outstanding (000’s), end of year/period(1)	572	624	739

Net Assets (000’s), end of year/period	$34,354	$28,044	$35,504

Expense Ratio (A)	1.65%	1.65%	1.51%	(D)

Investment Income Ratio (B)	0.04%	—	—

Total Return (C)	33.79%	-6.49%	8.85%

	American Funds
	New World Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$24.771	$29.503	$26.274

Unit value, end of year	$31.841	$24.771	$29.503

Units outstanding (000’s), beginning of year/period(1)	8	7	—
Units Issued (000’s)(1)	3	3	8
Units Redeemed (000’s)(1)	(2)	(2)	(1)

Units Outstanding (000’s), end of year/period(1)	9	8	7

Net Assets (000’s), end of year/period	$299	$207	$218

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.26%	1.08%	1.35%

Total Return (C)	28.54%	-16.04%	12.29%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.65% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$5.500	$5.745	$5.441

Unit value, end of year	$6.730	$5.500	$5.745

Units outstanding (000’s), beginning of year/period(1)	1,901	2,243	—
Units Issued (000’s)(1)	176	154	2,639
Units Redeemed (000’s)(1)	(246)	(496)	(396)

Units Outstanding (000’s), end of year/period(1)	1,831	1,901	2,243

Net Assets (000’s), end of year/period	$12,323	$10,454	$12,886

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.58%	1.77%	2.01%

Total Return (C)	22.37%	-4.27%	5.58%

	Delaware
	VIP Small Cap Value Series
	Period Ended December 31, 2019(3)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.839

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	2
Units Redeemed (000’s)	—

Units Outstanding (000’s), end of period	2

Net Assets (000’s), end of period	$22

Expense Ratio (A)	1.65%	(D)

Investment Income Ratio (B)	—

Total Return (C)	8.39%	(E)

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year/period	$86.800	$89.683	$81.659

Unit value, end of year/period	$117.087	$86.800	$89.683

Units outstanding (000’s), beginning of year/period(1)	646	746	—
Units Issued (000’s)(1)	50	72	820
Units Redeemed (000’s)(1)	(89)	(172)	(74)

Units Outstanding (000’s), end of year/period(1)	607	646	746

Net Assets (000’s), end of year/period	$71,062	$56,101	$66,932

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	0.42%	0.71%	0.71%

Total Return (C)	34.89%	-3.21%	9.83%

	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019	2018	2017
Unit value, beginning of year	$43.546	$48.064	$45.408

Unit value, end of year	$56.574	$43.546	$48.064

Units outstanding (000’s), beginning of year/period(1)	50	67	—
Units Issued (000’s)(1)	7	6	79
Units Redeemed (000’s)(1)	(8)	(23)	(12)

Units Outstanding (000’s), end of year/period(1)	49	50	67

Net Assets (000’s), end of year/period	$2,749	$2,156	$3,200

Expense Ratio (A)	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.06%	1.16%	1.26%

Total Return (C)	29.92%	-9.40%	5.85%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of year/period	$8.763		$10.000

Unit value, end of year/period	$11.330		$8.763	(H)

Units outstanding (000’s), beginning of year/period	—		—
Units Issued (000’s)	4		—	(G)
Units Redeemed (000’s)	—	(G)	—	(G)

Units Outstanding (000’s), end of year/period	4		—

Net Assets (000’s), end of year/period	$40		$—

Expense Ratio (A)	1.40%	(F)	1.40%	(D)(F)

Investment Income Ratio (B)	1.30%		0.90%	(E)

Total Return (C)	29.30%		-12.37%	(E)(I)

	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Period Ended December 31, 2019(2)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.970

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	—	(G)
Units Redeemed (000’s)	—

Units Outstanding (000’s), end of period	—	(G)

Net Assets (000’s), end of period	$—	(J)

Expense Ratio (A)	1.65%	(D)

Investment Income Ratio (B)	0.38%	(E)

Total Return (C)	9.70%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.25%.
(G)	Less than 500 units.
(H)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(I)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

(J)	Less than $500.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$12.975		$13.464		$13.248

Unit value, end of year	$13.876		$12.975		$13.464

Units outstanding (000’s), beginning of year/period(1)	22		22		—
Units Issued (000’s)(1)	3		9		26
Units Redeemed (000’s)(1)	(5)		(9)		(4)

Units Outstanding (000’s), end of year/period(1)	20		22		22

Net Assets (000’s), end of year/period	$283		$283		$301

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.65%	(D)

Investment Income Ratio (B)	1.82%		2.63%		2.53%

Total Return (C)	6.94%		-3.63%		1.63%

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2019		2018		2017
Unit value, beginning of year	$30.200		$30.049		$26.501

Unit value, end of year	$38.681		$30.200		$30.049

Units outstanding (000’s), beginning of year/period(1)	315		243		—
Units Issued (000’s)(1)	71		186		281
Units Redeemed (000’s)(1)	(121)		(114)		(38)

Units Outstanding (000’s), end of year/period(1)	265		315		243

Net Assets (000’s), end of year/period	$10,263		$9,513		$7,294

Expense Ratio (A)	1.40%	(E)	1.40%	(E)	1.48%	(E)

Investment Income Ratio (B)	—		3.36%		—

Total Return (C)	28.08%		0.50%		13.39%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2015 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.43% in 2017 and 1.65% in 2018 through 2019.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.43% in 2017 and 1.65% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

	Victory
	RS Small Cap Growth Equity VIP Series
	Period Ended December 31, 2019(1)
Selected Per Unit and Supplementary Data:
Unit value, beginning of period	$10.000

Unit value, end of period	$10.440

Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	—	(G)
Units Redeemed (000’s)	—

Units Outstanding (000’s), end of period	—	(G)

Net Assets (000’s), end of period	$2

Expense Ratio (A)(F)	1.60%	(D)(F)

Investment Income Ratio (B)	—

Total Return (C)	4.40%	(E)

(1)	For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Victory, the expense ratio would have been 1.65%.
(G)	Less than 500 units.

Explanatory notes:

(A)

This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B)

This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(C)

The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

5. CALCULATION OF ACCUMULATION UNIT VALUES

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is as follows:

(a)

The ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, DWS, Vanguard, American, T. Rowe Price, PIMCO, MFS, Oppenheimer, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

6. SUBSEQUENT EVENTS

On January 24, 2020, the funds of the Mutual of America Investment Corporation (the “Replaced Funds”) were removed as investment alternatives of Separate Account No. 3 as per a substitution transaction approved by the Securities and Exchange Commission. On that date, the assets in the Replaced Funds were transferred into other investment alternatives (the “Replacement Funds”), as follows:

Replaced Funds	Replacement Funds	Amount Transferred
Equity Index Fund	VIP Equity Index Portfolio	$55,993,862
All America Fund	VIP All America Portfolio	$13,468,469

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4. Financial Highlights (Continued)

Replaced Funds	Replacement Funds	Amount Transferred
Small Cap Value Fund	VIP Small Cap Value Portfolio	$6,034,412
Small Cap Growth Fund	VIP Small Cap Growth Portfolio	$8,590,845
Small Cap Equity Index Fund	VIP Small Cap Equity Index Portfolio	$657,096
Mid Cap Value Fund	VIP Mid Cap Value Portfolio	$2,048,533
Mid-Cap Equity Index Fund	VIP Mid-Cap Equity Index Portfolio	$35,381,855
Composite Fund	VIP Moderate Allocation Portfolio	$10,159,787
International Fund	VIP International Portfolio	$739,715
Money Market Fund	VIP Money Market Portfolio	$493,664
Mid-Term Bond Fund	VIP Mid-Term Bond Portfolio	$3,151,850
Bond Fund	VIP Bond Portfolio	$7,082,500
Retirement Income Fund	VIP Retirement Income Portfolio	$1,694,562
2010 Retirement Fund	VIP 2010 Retirement Portfolio	$358,226
2015 Retirement Fund	VIP 2015 Retirement Portfolio	$5,673,987
2020 Retirement Fund	VIP 2020 Retirement Portfolio	$17,122,016
2025 Retirement Fund	VIP 2025 Retirement Portfolio	$20,988,391
2030 Retirement Fund	VIP 2030 Retirement Portfolio	$13,443,853
2035 Retirement Fund	VIP 2035 Retirement Portfolio	$5,625,903
2040 Retirement Fund	VIP 2040 Retirement Portfolio	$4,869,865
2045 Retirement Fund	VIP 2045 Retirement Portfolio	$2,384,103
2050 Retirement Fund	VIP 2050 Retirement Portfolio	$2,191,400
2055 Retirement Fund	VIP 2055 Retirement Portfolio	$543,194
2060 Retirement Fund	VIP 2060 Retirement Portfolio	$343,611
Conservative Allocation Fund	VIP Conservative Allocation Portfolio	$8,252,341
Moderate Allocation Fund	VIP Moderate Allocation Portfolio	$15,150,052
Aggressive Allocation Fund	VIP Aggressive Allocation Portfolio	$4,815,959

COVID-19 has impacted the economy and many businesses in a variety of ways. Currently, the Company is not experiencing any significant unusual negative activity due to the Coronavirus event and it is premature to determine what impact there could be going forward. Management will continue to closely monitor the situation as it impacts the Company.

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, except as noted above, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2019, 2018 and 2017

Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors

Mutual of America Life Insurance Company:

We have audited the accompanying consolidated financial statements of Mutual of America Life Insurance Company and subsidiaries (the “Company”), which comprise the consolidated statutory statements of financial condition as of December 31, 2019 and 2018, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, 2018 and 2017 and the related notes to the consolidated statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 9 to the consolidated financial statements, the consolidated financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the consolidated financial statements of the variances between the statutory accounting practices described in Notes 1 and 9 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

INDEPENDENT AUDITORS’ REPORT (Continued)

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the consolidated financial position of the Company as of December 31, 2019 and 2018, or the results of its consolidated operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2019 and 2018, and the results of its consolidated operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

New York, NY

March 16, 2020

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

As of December 31, 2019 and 2018

	2019	2018
ASSETS
General Account assets
Bonds and notes	$8,032,139,570	$7,898,817,828
Common stocks	346,516,395	217,074,791
Cash, cash equivalents and short-term investments	117,046,858	104,546,406
Guaranteed funds transferable	8,046,812	9,438,642
Real estate	219,861,582	221,566,243
Policy loans	103,955,869	103,838,746
Investment income accrued	74,643,471	74,531,669
Deferred federal income taxes	70,107,988	53,801,035
Other assets	25,998,402	20,058,272

Total General Account assets	8,998,316,947	8,703,673,632
Separate Account assets	14,667,350,726	11,682,927,248

TOTAL ASSETS	$23,665,667,673	$20,386,600,880

LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$7,599,450,995	$7,323,006,804
Other contract holders liabilities and reserves	6,487,466	5,323,705
Interest maintenance reserve	12,739,187	22,142,049
Other liabilities	386,849,733	334,661,098

Total General Account liabilities before asset valuation reserve	8,005,527,381	7,685,133,656
Separate Account reserves and other liabilities	14,667,350,823	11,682,927,248

Total liabilities before asset valuation reserve	22,672,878,204	19,368,060,904
Asset valuation reserve	155,377,388	91,396,765

Total liabilities	22,828,255,592	19,459,457,669

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	836,262,081	925,993,211

Total surplus	837,412,081	927,143,211

TOTAL LIABILITIES AND SURPLUS	$23,665,667,673	$20,386,600,880

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For the Years Ended December 31, 2019, 2018 and 2017

	2019	2018	2017
INCOME
Premium and annuity considerations	$2,552,012,159	$2,588,375,252	$2,699,414,588
Life and disability insurance premiums	8,786,168	9,341,432	10,958,760

Total considerations and premiums	2,560,798,327	2,597,716,684	2,710,373,348

Separate Account investment and administrative fees	110,027,353	105,982,732	98,683,901
Net investment income	330,632,708	330,354,938	345,253,720
Other, net	9,265,861	9,425,577	8,651,933

Total income	3,010,724,249	3,043,479,931	3,162,962,902

DEDUCTIONS
Change in insurance and annuity reserves	487,275,454	76,571,432	437,495,250
Annuity and surrender benefits	2,256,755,208	2,677,121,083	2,424,665,013
Death and disability benefits	5,611,602	10,384,613	7,162,412
Operating expenses	294,145,427	271,604,283	271,583,148

Total deductions	3,043,787,691	3,035,681,411	3,140,905,823

Net (loss) gain before dividends	(33,063,442)	7,798,520	22,057,079
Dividends to contract holders and policyholders	(57,806)	(61,719)	(67,973)

Net (loss) gain from operations	(33,121,248)	7,736,801	21,989,106
Federal income tax benefit	20,586	190,871	3,144,223
Net realized capital gains	13,455,138	8,078,372	1,042,090

Net (loss) income	(19,645,524)	16,006,044	26,175,419

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(63,980,623)	22,021,697	(27,781,338)
Unrealized (depreciation) appreciation	53,393,502	(29,396,166)	15,272,654
Reserve valuation basis	(43,849,651)	(20,844,803)	—
Nonadmitted assets:
Prepaid assets and other, net	(6,641,490)	(3,089,338)	(553,671)
Net deferred income tax asset	16,292,656	13,708,510	(8,531,259)
Accounting related to:
Qualified pension plan	—	(51,999,996)	—
Nonqualified deferred compensation plan	(3,400,000)	(200,002)	(5,700,000)
Post retirement medical benefit plan	(21,900,000)	(2,300,000)	(9,000,000)

Net change in surplus	(89,731,130)	(56,094,054)	(10,118,195)

SURPLUS
Beginning of year	927,143,211	983,237,265	993,355,460

End of year	$837,412,081	$927,143,211	$983,237,265

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW

For the Years Ended December 31, 2019, 2018 and 2017

	2019	2018	2017
CASH FLOWS FROM OPERATIONS:
Premium and other income collected	$2,560,779,959	$2,597,885,450	2,710,325,066
Net investment income	336,214,584	333,595,883	344,828,764
Separate account investment and administrative fees	110,023,784	105,977,099	98,681,305
Benefit payments	(2,220,311,130)	(2,672,078,244)	(2,411,735,303)
Net transfers to separate accounts	(244,666,242)	(108,901,428)	(258,160,651)
Investment and operating expenses paid	(263,388,613)	(215,405,280)	(250,246,197)
Other, net	7,730,807	5,867,580	5,423,008
Dividends paid to policyholders	(59,582)	(63,298)	(71,731)

Net cash from operations	286,323,567	46,877,762	239,044,261

CASH FLOWS FROM INVESTMENTS:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	1,463,155,997	1,200,953,485	1,434,658,454
Common stock	279,668,216	115,764,482	85,449,365
Other invested assets	1,451,026	1,984,383	2,838,519
Other	27,619,749	8,921,605	2,735,085

Total	1,771,894,988	1,327,623,955	1,525,681,423

Cost of investments acquired:
Bonds and notes	(1,598,189,689)	(1,063,004,871)	(1,541,702,453)
Common Stock	(347,931,229)	(188,919,167)	(176,583,730)
Real estate	(8,360,354)	(10,450,634)	(3,416,200)
Other	(5,476,302)	—	(52,653,000)

Total	(1,959,957,574)	(1,262,374,672)	(1,774,355,383)

Net change in policy loans	(116,316)	2,790,019	426,105

Net cash (used in) from investment activity	(188,178,902)	68,039,302	(248,247,855)

CASH FLOWS FROM FINANCING AND OTHER SOURCES:
Net (withdrawals) deposits on deposit-type contracts	(7,104,672)	(514,052)	(2,911,693)
Other cash applied	(78,539,541)	(63,223,161)	(21,000,640)

Net cash used in financing and other sources	(85,644,213)	(63,737,213)	(23,912,333)

Net change in cash, cash equivalents and short term investments:	12,500,452	51,179,851	(33,115,927)

CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS:
Beginning of year	104,546,406	53,366,555	86,482,482

End of year	$117,046,858	$104,546,406	$53,366,555

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2019, 2018 and 2017

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying statutory financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly-owned subsidiary of Mutual of America. Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), and 320 Park Analytics LLC (“320 Park”). Securities, the broker-dealer, is the distributor of Mutual of America Institutional Funds (“Institutional Funds”), an affiliate. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (Investment Corporation), an affiliate, and Institutional Funds. 320 Park provides independent analysis and/or benchmarking services to assist plan sponsors. All intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2019, are reflected in the accompanying consolidated statutory financial statements.

The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

1. Summary of Significant Accounting Policies (Continued)

Asset Valuations

Cash. Cash Equivalents and Short-Term Investments — Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and Short-term investment transactions are recorded on a trade date basis.

Bonds and Notes — Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2019, there were six securities with a fair value of $28.4 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $1.5 million to adjust the carrying value of these securities. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2018, there were seven securities with a fair value of $32.7 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six and/or are deemed to be impaired. During 2019, one of these securities with an adjusted book value of $1.5 million was disposed of generating a realized capital gain on the sale of $2.3 million.

Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related other-than-temporary impairment losses are recorded as realized capital losses included in net income (and

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

1. Summary of Significant Accounting Policies (Continued)

through the asset valuation reserve (“AVR”), whereas interest-related other-than-temporary impairment losses are recorded in the Interest Maintenance Reserve (“IMR”).

Common Stocks — Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus. At December 31, 2019 and 2018, common stocks included $10.2 million and $9.1 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. At December 31, 2018, common stock also included an $8.1 million (book value $10.0 million) seed money investment in the Mutual of America Investment Corporation Small Cap Equity Index Fund (an affiliated entity) that commenced operations on July 2, 2018. This seed-money investment was liquidated in 2019 and the Company recognized a loss of $0.5 million on that sale. The December 31, 2019 and 2018, investment amounts also include $334.8 million and $199.9 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity strategies.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common stocks that it deems to have other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments. Furthermore, any common stock whose fair value is less than its cost basis for a continuous twelve month period is deemed impaired and a realized capital loss is recorded.

Guaranteed Funds Transferable — Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.

Real Estate – Real estate, which is classified as Company occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $222.2 million and $212.2 million at December 31, 2019 and 2018 , respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2019, 2018 and 2017, the Company recognized $0.3 million, $0.3 million and $0.6 million respectively, of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in both 2019, 2018 and 2017.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

1. Summary of Significant Accounting Policies (Continued)

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.5 billion and $1.4 billion at December 31, 2019 and 2018, respectively, are based on mortality and interest rate assumptions (ranging predominately from 4.0% to 5.25% at both December 31, 2019 and 2018,), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2019 and 2018, averaged 2.25% and 1.91%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $6.0 billion and $5.9 billion at December 31, 2019 and 2018, respectively, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $0.8 million and $5.4 million at December 31, 2019 and 2018, respectively, are accumulated at various guaranteed interest rates, which during 2019 and 2018 averaged 1.33% and 1.67%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

Effective January 1, 2019, the Company voluntarily lowered the interest rate used to value $505.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 4.25% to 5.25%, were lowered to a valuation interest of 4.00%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $43.8 million at January 1, 2019.

Effective January 1, 2018, the Company voluntarily lowered the interest rate used to value $388.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 5.50% to 6.50%, were lowered to a valuation interest of 5.25%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $20.8 million at January 1, 2018.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

1. Summary of Significant Accounting Policies (Continued)

mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2019, 2018 and 2017, such charges were equal to approximately 0.83%, 0.84% and 0.87%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Advisor are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $14.7 billion and $11.7 billion at December 31, 2019 and 2018, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million and $1.9 million at December 31, 2019 and 2018, respectively.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2019 and 2018 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
December 31, 2019 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$595.1	$7.8	$1.0	$601.9
Commercial mortgage-backed securities	78.5	3.1	—	81.6
Other asset-backed securities	—	—	—	—

Total	$673.6	$10.9	$1.0	$683.5
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,775.5	57.1	5.0	2,827.6
Obligations of states and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—
Corporate securities	4,670.8	216.7	28.7	4,858.8

Total	$8,119.9	$284.7	$34.7	$8,369.9

	Statement Value	Gross Unrealized		Fair Value
December 31, 2018 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$863.9	$11.9	$15.2	$860.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	10.2	—	—	10.2

Total	$874.1	$11.9	$15.2	$870.8
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,508.8	7.1	53.9	2,462.0
Obligations of states and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,597.7	62.2	111.0	4,548.9

Total	$7,984.1	$81.2	$180.1	$7,885.2

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2019, approximately 100% of the $3.4 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

Cash equivalents with a statement value and fair value of $65.3 million and $85.6 million at December 31, 2019 and 2018, respectively, and short-term investments with both a statement value and a fair value of $16.6 million are included in the above tables. At December 31, 2019 and 2018, the Company had $3.4 million and $3.3 million, respectively, (par value of $3.5 million in both years) of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•

Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

The following tables provide fair value information at December 31, 2019 and 2018, about the Company’s assets that are considered financial instruments:

As of December 31, 2019 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$8,256.4	$31.4	$8,287.8
Common stocks	346.5	—	—	346.5
Cash, cash equivalents and short term investments	117.0	—	—	117.0
Policy loans	—	104.0	—	104.0
Guaranteed funds transferrable	—	—	8.3	8.3
Separate Account assets	14,667.4	—	—	14,667.4

Total	$15,130.9	$8,360.4	$39.7	$23,531.0

As of December 31, 2018 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,767.6	$32.0	$7,799.6
Common stocks	217.1	—	—	217.1
Cash, cash equivalents and short term investments	104.5	—	—	104.5
Policy loans	—	103.8	—	103.8
Guaranteed funds transferrable	—	—	10.9	10.9
Separate Account assets	11,682.9	—	—	11,682.9

Total	$12,004.5	$7,871.4	$42.9	$19,918.8

The fair value of Level 3 assets decreased from $42.9 million at December 31, 2018, to $39.7 million at December 31, 2019, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $0.6 million in 2019 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. Additionally, during 2019 one Level 3 security with a book adjusted carrying value of $1.5 million was sold and a realized gain of $2.3 million was recognized on the transaction. This amount is included in net realized capital gains not subject to the IMR on the Statement of Operations and Surplus. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2019 and 2018.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2019 and 2018.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

Unrealized Gains and Losses

At December 31, 2019 and 2018, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

December 31 (in millions)	2019	2018	Change	2018	2017	Change
Common Stock	$35.5	$(16.7)	$52.2	$(16.7)	14.3	$(31.0)
Bonds and notes	(4.4)	(5.6)	1.2	(5.6)	(7.3)	1.7
Other assets	(0.9)	(0.9)	0.0	(0.9)	(0.8)	(.1)

Net unrealized appreciation (depreciation)	$30.2	$(23.2)	$53.4	$(23.2)	$6.2	$(29.4)

During 2019 net unrealized depreciation related to the Company’s bonds, equity securities and other assets increased by $53.4 million during the year. Net unrealized appreciation of $35.5 million related to equity securities at December 31, 2019, consists of $40.1 million of gross unrealized gains and $4.6 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized depreciation of $16.7 million related to equity securities at December 31, 2018, consisted of $23.3 million of gross unrealized losses and $6.6 million of gross unrealized gains, of which none of the unrealized losses were greater than 12 months old.

Net unrealized appreciation of $14.3 million related to equity securities at December 31, 2017, consisted of $16.1 million of gross unrealized gains and $1.8 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2019 and 2018, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2019 and 2018, were $34.7 million and $180.0 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

The tables that follow exclude $7.4 billion and $1.9 billion at December 31, 2019 and 2018, respectively, of represent the book value of those securities whose fixed maturity securities in an unrealized gain position.

	Twelve Months or Less			Twelve Months or Greater
December 31, 2019 (in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$40.3	$0.2	12	$112.9	$0.8	32
Commercial mortgage-backed securities	9.1	0.1	1	—	—	—
Other asset-backed securities	—	—	—	—	—	—

Total	$49.4	$0.3	13	$112.9	$0.8	32
U.S. Treasury securities and obligations of U.S. government corporations and agencies	324.3	2.1	61	183.2	2.8	70
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	101.3	0.6	31	137.7	27.8	16

Total	$475.0	$3.0	105	$433.8	$31.4	118

	Twelve Months or Less			Twelve Months or Greater
December 31, 2018 (in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$437.2	$1.6	147	$376.4	$12.8	204
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	9.9	0.1	3	0.3	—	1

Total	$447.1	$1.7	150	$376.7	$12.8	205
U.S. Treasury securities and obligations of U.S. government corporations and agencies	874.5	6.2	140	1,390.0	48.3	502
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	2,222.4	54.3	423	698.7	56.7	216

Total	$3,544.0	$62.2	713	$2,465.4	$117.8	923

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2019, 2018 and 2017, were as follows:

December 31 (in millions)	2019	2018	2017
Common Stock	$10.5	$6.8	$7.0
Fixed maturities	3.3	1.6	(5.3)
Other assets	(0.3)	(0.3)	(0.7)

Net realized capital gains (losses)	$13.5	$8.1	$1.0

At December 31, 2019 and 2018, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.3 billion and $3.3 billion, and $3.4 billion and $3.3 billion, respectively, of which approximately 99% in both 2019 and 2018 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

Sales of investments in fixed maturity securities resulted in $3.5 million of net interest rate related gains, $(10.4) million of net interest rate related losses and $(4.2) million of net interest rate related losses being accumulated in the IMR in 2019, 2018 and 2017, respectively, as follows:

December 31 (in millions)	2019	2018	2017
Fixed maturity securities
Proceeds	$628.6	$1,047.9	$1,362.7
Gross realized gains	9.5	—	0.1
Gross realized losses	(6.0)	(10.4)	(4.3)

During 2019, 2018 and 2017, $12.9 million, $15.6 million and $20.1 respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $10.5 million of net capital gains, $6.8 million of net capital gains and $7.0 of net capital gains in 2019, 2018 and 2017, respectively, being recognized in net income as follows:

December 31 (in millions)	2019	2018	2017
Equity securities
Proceeds	$279.7	$115.8	$85.4
Gross realized gains	27.6	7.5	7.1
Gross realized losses	(17.1)	(0.7)	(0.1)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

2. Investments (Continued)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2019, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2019 (in millions)	Statement Value	Fair Value
Due in one year or less	$483.3	$489.1
Due after one year through five years	3,798.2	3,902.2
Due after five years through 10 years	3,554.0	3,685.6
Due after 10 years	196.6	210.0

Total	$8,032.1	$8,286.9

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $8.0 million and $9.4 million at December 31, 2019 and 2018, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.7 million, $0.6 million and $0.8 million in 2019, 2018 and 2017, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $ 10.1 million, $9.3 million $9.4 million in 2019, 2018 and 2017, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

5. Pension Plan and Postretirement Benefits (Continued)

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $24.2 million, $21.3 million and $19.6 million in 2019, 2018 and 2017, respectively.

As of January 1, 2019 and 2018 the Company had a total recognized liability for pension benefits of $56.0 million and $15.3 million, respectively, consisting of an unamortized transition liability of $11.7 million and $8.6 million and the accrued benefit cost of $44.3 million and $6.7 million, respectively.

For other benefits, as of January 1, 2019 and 2018 the Company had total recognized liabilities of $112.2 million and $101.5 million, respectively, for the postretirement medical plans and $68.7 million and $68.1 million, respectively, for the nonqualified deferred compensation plans. The $112.2 million and $101.5 million recognized liability for the postretirement medical plans at January 1, 2019 and 2018 consisted of an unamortized transition liability of $5.6 million in both years, and an accrued benefit cost of $106.6 million and $95.9 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2019 and 2018 consisted of an unamortized transition liability of $1.9 million and $2.5 million and a $66.8 million and $65.6 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $0.2 million for the nonqualified deferred compensation plan per year through no later than 2022. There was an additional charge to surplus for the post-retirement medical plan of $18.4 million and an additional charge to surplus for the non-qualified deferred compensation plan of $3.4 million in 2019. No additional charge to surplus was required in 2018.

On January 1, 2018 an adjustment to surplus for $15.5 million was recorded for new mortality tables. Furthermore, during 2018 there was an additional charge to surplus of $36.5 million related to the qualified defined benefit plan to adjust the unrecognized transition liability to the expected amortization amount calculated when Statement of Statutory Accounting Principles (“SSAP”) No. 102 was adopted

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

5. Pension Plan and Postretirement Benefits (Continued)

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2019 and 2018 (in millions):

	Pension Benefits		Other Benefits
	2019	2018	2019	2018
Accumulated Benefit Obligation	$310.4	$285.9	$47.1	$52.5

Projected Benefit Obligation	$393.8	$357.4	$218.2	$190.8
Plan Assets at Fair Value	352.2	295.9	—	—

Funded Status	$(41.6)	$(61.5)	$(218.2)	$(190.8)
Accrued Benefit Cost	36.1	(7.7)	182.6	173.2
Additional Surplus Charge greater than minimum	—	52.0	18.4	0.2

Unrecognized items	$(5.5)	$(17.2)	$(17.2)	$(17.4)

Prior Service Costs	$—	$—	$6.4	$5.9
Unrecognized (Losses) Gains	(138.7)	(150.6)	(86.6)	(61.2)
Additional Surplus Charge Beyond Minimum	—	—	—	—
Transition asset	133.2	133.4	63.0	37.9

Total Unrecognized Liability	$(5.5)	$(17.2)	$(17.2)	$(17.4)

The components of net periodic benefit costs as calculated in the January 1, 2019, 2018 and 2017 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2019	2018	2017	2019	2018	2017
Service costs	$16.6	$17.9	$15.6	$6.2	$6.7	$5.9
Interest cost on Projected Benefit Obligation (PBO)	14.6	13.0	13.1	7.6	7.1	7.0
Expected return on plan assets	(25.8)	(28.9)	(24.1)	—	—	—
Prior services costs	—	—	—	(.8)	(0.7)	(0.7)
Settlement	—	—	—	6.4	1.9	2.4
Amortization of unrecognized net loss (gain)	11.7	8.6	8.4	4.8	6.3	5.0

Net benefit expense	$17.1	$10.6	$13.0	$24.2	$21.3	$19.6

During 2019, 2018 and 207 pension expense for the non-qualified deferred compensation plan included a $6.4 million, $1.9 million and $2.4 million settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

5. Pension Plan and Postretirement Benefits (Continued)

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2019	2018	2019	2018
Change in PBO
PBO, beginning of the year	$357.4	$359.7	$190.8	$194.2
Service costs	16.6	17.9	6.2	6.7
Interest costs	14.6	13.0	7.6	7.1
Change in assumptions/plan amendments	35.3	(5.1)	29.7	(13.7)
Actuarial loss (gain)	10.2	8.4	5.6	8.3
Benefits and expenses paid	(40.3)	(36.5)	(21.7)	(11.8)

PBO, end of year	$393.8	$357.4	$218.2	$190.8

	Pension Benefits		Other Benefits
December 31 (in millions)	2019	2018	2019	2018
Change in Plan Assets
Plan assets, beginning of the year	$295.9	$328.8	$—	$—
Employer contributions	25.0	25.0	—	—
Return on plan assets	71.6	(21.4)	—	—
Benefits and expenses paid	(40.3)	(36.5)	—	—

Plan assets, end of year	352.2	295.9	—	—

Plan assets (lower than) PBO	$(41.6)	$(61.5)	$(218.2)	$(190.8)

At December 31, 2019 and 2018, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 83.0% in equity investments and 17.0% in fixed-income investments and 79% in equity and 21% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2019 and 2018 are as follows:

December 31, (in millions)	2019	2018
Fixed Income Funds	$56.9	$62.1
Equity Funds:
Index	168.3	138.5
Growth	73.7	55.7
Balanced	50.2	39.6

Total Level 1 Investments	$349.1	$295.9
General Account	3.1	—

Total plan assets	$352.2	$295.9

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

5. Pension Plan and Postretirement Benefits (Continued)

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.

The Company made contributions to its defined benefit pension plan of $25.0 million each year in 2019, 2018 and 2017. The Company estimates that it will make a contribution of $15 million to this plan in 2020. Benefits expected to be paid from this plan total $31.2 million in 2020, $30.5 million in 2021, $33.1 million in 2022, $27.8 million in 2023 and $28.2 million in 2024. The aggregate benefits expected to be paid in 2025 through 2029 total approximately $162.8 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2019.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirement Medical			Non Qualified Deferred
Weighted average Assumptions at December 31	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	3.00%	4.10%	3.50%	3.40%	4.30%	3.70%	2.80%	3.90%	3.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	8.50%	8.50%	8.50%	—	—	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.50%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.00% was selected, taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption had an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.2% for 2019, 5.0% for 2020, 4.8% for 2021, 4.8% for 2022, and 4.8% for 2023 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $12.5 million in 2020, $15.0 million in 2021, $14.4 million in 2022, $11.1 million in 2023 and $4.9 million in 2024. Aggregated benefits expected to be paid in the period 2025 through 2029 total approximately $64.0 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2019.

Savings and Other Incentive Plans

All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.2 million in both 2019 and 2018 and $3.0 million in 2017. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

5. Pension Plan and Postretirement Benefits (Continued)

plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.9 million, $10.7 million and $13.7 million in 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, the accrued liability related to these plans was $24.6 million and $22.6 million, respectively.

6. Commitments and Contingencies

Rental expenses approximated $26.4 million, $25.2 million and $24.5 during 2019, 2018 and 2017, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $5.5 million in 2020; $4.5 million in 2021; $4.0 million in 2022; $3.1 million in 2023; $2.5 million in 2024 and $5.6 million in 2025 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. From a corporate perspective, a goal of the tax overhaul was to reduce the corporate tax rate and redesign the taxation of international operations in order to make US companies more competitive around the world. To partially offset the decrease in revenue from these measures, the new law broadens the tax base. To that end, TCJA substantially changes the overall corporate tax structure, including specific changes relative to the taxation of the life insurance industry. TCJA changes that are generally applicable to all corporations include a reduction of the corporate income tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (AMT), changes to the corporate dividend received deduction (DRD), and other changes reducing certain business deductions counterbalanced by inducements favoring capital investments by permitting accelerated write-offs.

TCJA specifically impacts life insurance companies by requiring them to take into account a specific percentage of the increase or decrease in statutory reserves; revising the capitalization rule for deferred acquisition costs; changes the net operating loss carryover rules for life insurance companies; modifies the proration rules; and, other amendments that will have the effect of reducing tax deductions.

The impact on Mutual of America’s surplus is dependent on many factors, but the tax rate reduction from 35% to 21% was a major component as of December 31, 2017. We were required to recognize the effect on deferred tax assets (DTAs) and deferred tax liabilities (DTLs) of a change in tax rates in the period the tax rate change was enacted. Accordingly, the enacted reduction in the U.S. Federal corporate income tax rate resulted in a one-time, non-cash decrease to adjusted net DTAs of $126.6 million at December 31, 2017. As of December 31, 2018, the Company had recorded a receivable of $3.7 million arising from the recognition of the Alternative Minimum Tax (AMT) Credit that became refundable

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

7. Federal Income Taxes (Continued)

under the 2017 TCJA. The Company received $2.0 million of the above-mentioned receivable in December 2019 and expects to receive the remaining $1.9 million over the next three years. Life insurance companies are required to compute life insurance tax reserves differently under TCJA. Accordingly, the life insurance tax reserve DTA was remeasured, at December 31, 2017, to reflect the effects of the required changes in reserves at the date of enactment and a new DTL was established. The DTL is the difference between the old and new reserve basis and is subject to an 8-year straight-line amortization beginning in 2018. The accounting for the impact of the TCJA on tax reserves is based on reasonable estimates and such amounts have been factored into the measurement of deferred taxes. The foreign tax law changes enacted under TCJA have no impact on Mutual of America.

Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk-based capital ratio exceeding certain thresholds.

A reconciliation of the income tax benefit/(expense) recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in both 2019 and 2018 and 35% in 2017 to net gain from operations before federal income taxes follows:

December 31 (in millions)	2019	2018	2017
Net (Loss) Gain from Operations	$(33.1)	$7.7	$22.0
Statutory rate	21%	21%	35%
Tax at statutory rate	7.0	(1.6)	(7.7)
Effect of Federal Tax Rate change on net DTA	—	—	(126.6)
Investment Items	(3.4)	1.3	5.7
Expense Items	19.4	20.9	14.1
Net operating loss related to Dividend Received Deduction	1.8	0.2	(3.6)
Nonadmitted Assets	1.4	0.7	0.2
Prior year true-up related to reserves	(2.5)
Other including LLC adjustment	3.7	3.1	4.3

Total Income Tax (Expense) Benefit	$27.4	$24.6	$(113.6)

Income Tax Benefit (Expense):
Current — Consolidated	$—	$0.3	$3.6
Deferred — Non-Insurance Companies	—	(0.1)	(0.5)

Income Tax Benefit on Operating Earnings	$—	$0.2	$3.1

Deferred Federal Income Tax, in Surplus	$27.4	$24.4	$(116.7)

Total Income Tax (Expense) Benefit	$27.4	$24.6	$(113.6)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

7. Federal Income Taxes (Continued)

The federal income tax benefits of $27.4 million and $24.6 million in 2019 and 2018, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America. The federal income tax expense of $113.6 million in 2017 is primarily attributable to the change in deferred income tax incurred by Mutual of America as a result of the TCJA tax rate change.

The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:

December 31 (in millions)	2019	2018
Total gross DTAs excluding unrealized (gains) losses	$250.9	$222.8
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$250.9	$222.8
Total gross DTLs excluding unrealized (gains) losses	(10.3)	(9.6)

Mutual of America’s net DTA	240.6	213.2
Tax effect of unrealized (gains) losses	(6.6)	4.6
DTA nonadmitted	(164.9)	(164.9)

Mutual of America’s net admitted DTA	69.1	52.9
Non-insurance Subsidiaries DTA’s	1.0	0.9

Total net DTAs	$70.1	$53.8

The realizability of the gross and admitted deferred tax assets was supported through the use of certain tax planning strategies. The Company has not recorded a valuation allowance against the deferred tax asset as of December 31, 2019 or December 31, 2018 as management believes that the recognition of the deferred tax asset balance is more likely than not based on the Company’s expected future business operations and tax planning strategies.

At December 31, 2019, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $250.9 million, consisted of $238.1 million of ordinary DTAs and $12.8 million of capital DTAs. The net increase in the net DTA was $27.4 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA increased by $16.2 million during 2019.

The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 21%. In addition, in 2019, the DRD had the initial effect of decreasing the Company’s admissible asset based on projections of future taxable income for the three years following the balance sheet date of the reporting period.

For years prior to the effective date of TCJA, there was a degree of uncertainty regarding the computational aspects of the Company’s separate account dividend received deduction (DRD) for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. If such regulations were issued, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company received for years prior to the effective date of the TCJA. For tax years 2018 and forward, TCJA standardized the DRD computation, thus reducing uncertainty regarding the amount of the separate account DRD deduction.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

7. Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax benefit of zero in 2019 and $0.2 million in 2018. At December 31, 2019, the Company had net operating loss carryforwards of approximately $510.3 million, of which $368.1 million are expiring at various dates between 2021 and 2032 and $142.2 million has no expiration, but its utilization is limited to 80% of taxable income. The Company has zero capital loss carryforwards at December 31, 2019.

Mutual of America files a separate federal income tax return and files income tax returns in various states.

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2019 and 2018, were as follows:

	2019		2018
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$8,032.1	$8,287.8	$7,898.8	$7,799.6
Common stocks	346.5	346.5	217.1	217.1
Cash, cash equivalents and short term investments	117.0	117.0	104.5	104.5
Guaranteed funds transferable	8.0	8.3	9.4	10.9
Policy Loans	104.0	104.0	103.8	103.8

Bonds and Notes and Common Stock — Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

8. Fair Value of Financial Instruments (Continued)

Cash, Cash Equivalents and Short Term Investments — The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading; whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019, 2018 and 2017

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

10. Subsequent Events

On January 25, 2020 the Mutual of America Variable Insurance Portfolios (VIP Funds) commenced operations. All separate account business supporting accumulations for non-qualified annuities and variable universal life insurance contracts previously invested in the Mutual of America Investment Corporation were moved to VIP Funds.

The Company has evaluated subsequent events through March 16, 2020, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018 and 2017

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018, 2017, and 2016

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)(a)(i)	Form of Individual Retirement Annuity Contract. (13)

(a)(ii)	Form of SEP Individual Retirement Annuity Contract. (13)

(a)(iii)	Form of SIMPLE Individual Retirement Annuity Contract. (13)

(a)(iv)	Form of ROTH Individual Retirement Annuity Contract. (13)

(a)(v)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(vi)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(vii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(viii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(ix)	Form of Individual ROTH Annuity Contract Amendment. (9)

(a)(x)	Form of Inherited Individual Retirement Annuity Contract. (13)

(b)(i)	Form of Flexible Premium Deferred Annuity Contract. (4)

(b)(ii)	Form of Flexible Premium Annuity Contract Amendment. (9)

(5)(a)	Form of Application for Individual Retirement Annuity Contract (IRA Application). (13)

(b)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application). (13)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (13)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8)(a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001. (5)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(a)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007. (15)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007. (15)

(b)(vi)	Amendment No. 4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc, dated as of December 22, 2004. (1)

(b)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (11)

(b)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017. (15)

(c)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (11)

(c)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007. (15)

(c)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016. (15)

(d)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (5)

(d)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007. (15)

(d)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016. (15)

(d)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019. (18)

(e)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company dated as of April 29, 2005. (6)

(e)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007. (15)

(e)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017. (15)

(f)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (6)

(f)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007. (15)

(f)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019. (18)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (11)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (11)

(i)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (11)

(i)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (12)

(j)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018. (16)

(j)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018. (16)

(j)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018. (16)

(k)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019. (17)

(l)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019. (17)

(l)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020. (20)

(m)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019. (17)

(n)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019. (17)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (3)

(10)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (20)

(10)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (20)

(11)	Not Applicable.

(12)	Not Applicable.

(13)(a)	Powers of Attorney of Directors. (16)

(13)(b)	Powers of Attorney of Officers (16)

(1)

Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.

(2)	Filed herewith (File No. 002-90201).
(3)

Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2007. As incorporated herein by reference.

(4)

Filed with Post-Effective Amendment No. 30 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 28, 2003. As incorporated herein by reference.

(5)

Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 19, 2001. As incorporated herein by reference.

(6)

Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 29, 2005. As incorporated herein by reference.

(7)	Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on May 1, 2007. As incorporated herein by reference.
(8)

Filed with Post-Effective Amendment No. 38 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 29, 2008. As incorporated herein by reference.

(9)

Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2009. As incorporated herein by reference.

(10)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(11)

Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.

(12)

Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.

(13)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2015. As incorporated herein by reference.

(14)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(15)	Filed with the Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 333-221999) on December 12, 2017. As incorporated herein by reference.
(16)

Filed with Post-Effective Amendment No. 48 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 27, 2018. As incorporated herein by reference.

(17)

Filed with Post-Effective Amendment No. 50 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2019. As incorporated herein by reference.

(18)

Filed with Post-Effective Amendment No. 55 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on November 14, 2019. As incorporated herein by reference.

(19)

Filed with Post-Effective Amendment No. 52 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2020. As incorporated herein by reference.

(20)	Filed with Post-Effective Amendment No. 57 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 28, 2020.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Amir Lear	Vice Chairman of the Board
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
Amir Lear	Vice Chairman
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Senior Vice President and Chief Actuary
Nicholas A. Branchina	Senior Vice President, Corporate Financial Services
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Facilities Management,
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Business Relationship Management and Analysis
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Neal S. Goldstein	Senior Vice President and Chief Technology Officer
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Joseph Hummel	Executive Vice President, External Affairs
Thomas P. Kelly	Senior Executive Vice President, Administration
Lydia Kieser	Senior Vice President, Application Services
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Lisa M. Loughry	Senior Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Sean A. Mannion	Senior Vice President, Training & Marketing Administration
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Peter Nicklin	Senior Vice President, Technology and Digital Services
Paul O’Hara	Senior Vice President, Research and Competition
Cynthia G. Pierce	Senior Vice President, National Accounts

William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President, Deputy General Counsel and Interim Corporate Secretary
Michelle A. Rozich	Senior Vice President and Internal Auditor
Sonia Samuels	Executive Vice President and Deputy Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Deputy Chief Marketing Officer
Subhang Shah	Senior Vice President, Digital Product Management
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Susan Watson	Senior Vice President, Information Technology Governance
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 436,715 owners in Separate Account No. 2, 86,963 of whom were attributable to Contracts registered under SEC File No. 333-221999; 37,140 of whom were attributable to Contracts registered under SEC File No. 002-90201; 309,061 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,551 of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28.	Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30.	Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31.	Management Services.

Not applicable.

Item 32.	Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 28th day of April, 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2020.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2020.

Signature	Title

*	Chairman of the Board, President and Chief Executive Officer
John R. Greed

*	Vice Chairman of the Board
Amir Lear

*	Senior Executive Vice President and General Counsel; Director
James J. Roth

Signature	Title

*	Director
Clifford L. Alexander, Jr.

*	Director
Rosemary T. Berkery

*	Director
Kimberly A. Casiano

* Wayne A. I. Frederick, M.D.	Director

*	Director
Earle H. Harbison, Jr.

*	Director
Maurine A. Haver

*	Director
Frances R. Hesselbein

*	Director
Connie Mack, III

*	Director
Robert J. McGuire

*	Director
Roger B. Porter, Ph.D.

*	Director
Dennis J. Reimer

*BY:	/s/ James J. Roth
James J. Roth
Attorney-in-Fact